As filed with the Securities and Exchange Commission on February 7, 2007.

                                            1933 Act Registration No. 333-68105
                                            1940 Act Registration No. 811-09121

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                     [ ]

Pre-Effective Amendment No.                                                 [ ]
Post-Effective Amendment No.   16                                           [X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                                                            [ ]
Amendment No.    18                                                         [X]

                              JNL VARIABLE FUND LLC
 ------------------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

           225 WEST WACKER DRIVE, SUITE 1200, CHICAGO, ILLINOIS 60606
 ------------------------------------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (312) 338-5801
 ------------------------------------------------------------------------------

                                             with a copy to:

Susan S. Rhee, Esq.                          Jorden Burt LLP
JNL Variable Fund LLC                        1025 Thomas Jefferson Street, N.W.
1 Corporate Way                              Suite 400 East
Lansing, Michigan  48951                     Washington, D.C. 20007
                                             Attn:  Gary Cohen

                                        (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

____ immediately upon filing pursuant to paragraph (b)

____ on April 30, 2007 pursuant to paragraph (b)

____ 60 days after filing pursuant to paragraph (a)(1)

____ on (date) pursuant to paragraph (a)(1)

X    75 days after filing pursuant to paragraph (a)(2)

____ on April 30, 2007 pursuant to paragraph (a)(2) of Rule 485.

____ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.


Part C.

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Amendment to the Registration Statement.

THE INFORMATION IN THE PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.



                                   PROSPECTUS


                                 April 30, 2007

                            JNL(R) VARIABLE FUND LLC
                 225 West Wacker Drive o Chicago, Illinois 60606


This Prospectus provides you with the basic information you should know before investing in the JNL Variable Fund LLC ("JNL Variable Fund"). JNL Variable Fund offers interests in separate Funds, which are comprised of two groups - JNL/Mellon Capital Management Funds and Regulated Investment Company Funds.


The interests of JNL Variable Fund are sold to life insurance company separate accounts to fund the benefits of variable insurance contracts. JNL Variable Fund currently offers interests in the following separate Funds, each with its own investment objective.


JNL/MELLON CAPITAL MANAGEMENT FUNDS

     JNL/Mellon Capital Management DowSM 10 Fund
     JNL/Mellon Capital Management S&P(R) 10 Fund
     JNL/Mellon Capital Management Global 15 Fund
     JNL/Mellon Capital Management Nasdaq(R) 15 Fund
     JNL/Mellon Capital Management Value Line(R) 25 Fund
     JNL/Mellon Capital Management DowSM Dividend Fund
     JNL/Mellon Capital Management S&P(R) 24 Fund

JNL/MELLON CAPITAL MANAGEMENT REGULATED INVESTMENT COMPANY FUNDS

     JNL/Mellon Capital Management 25 Fund
     JNL/Mellon Capital Management Select Small-Cap Fund
     JNL/Mellon Capital Management JNL 5 Fund
     JNL/Mellon Capital Management VIP Fund
     JNL/Mellon Capital Management JNL Optimized 5 Fund
     JNL/Mellon Capital Management S&P(R) SMid 60 Fund
     JNL/Mellon Capital Management NYSE(R) International 25 Fund
     JNL/Mellon Capital Management Communications Sector Fund
     JNL/Mellon Capital Management Consumer Brands Sector Fund
     JNL/Mellon Capital Management Financial Sector Fund
     JNL/Mellon Capital Management Healthcare Sector Fund
     JNL/Mellon Capital Management Oil & Gas Sector Fund
     JNL/Mellon Capital Management Technology Sector Fund


SOME OF THE FUNDS OFFER TWO CLASSES OF SHARES, CLASS A AND CLASS B. BOTH SHARES ARE DESCRIBED IN THIS PROSPECTUS.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED JNL VARIABLE FUND'S SECURITIES, OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. IT IS A CRIMINAL OFFENSE TO STATE OTHERWISE.


For more detailed information about JNL Variable Fund and the separate Funds, see JNL Variable Fund's Statement of Additional Information ("SAI"), which is incorporated by reference into (which means it legally is a part of) this prospectus.

"JNL(R)," "Jackson National(R)," "Jackson National Life(R)," "JacksonSM," and "Jackson NYSM" are trademarks or service marks of Jackson National Life Insurance Company.

"Dow Jones(R)," "Dow Jones Industrial AverageSM," "Dow Jones Select Dividend IndexSM", "DJIASM" "The DowSM" and "the Dow 10SM" are service marks of Dow Jones & Company, Inc. ("Dow Jones"). Dow Jones has no relationship to JNL Variable Fund and Mellon Capital Management Corporation, other than the licensing of the Dow Jones Industrial Average ("DJIA") and its service marks for use in connection with the JNL/Mellon Capital Management Dow SM 10 Fund, the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund, the JNL/Mellon Capital Management DowSM Dividend Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the JNL/Mellon Capital Management Healthcare Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, and the JNL/Mellon Capital Management Technology Sector Fund.


DOW JONES DOES NOT:

o Sponsor, endorse, sell or promote the JNL/Mellon Capital Management Dow SM 10 Fund, the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund, the JNL/Mellon Capital Management DowSM Dividend Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the JNL/Mellon Capital Management Healthcare Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, and the JNL/Mellon Capital Management Technology Sector Fund.

o Recommend that any person invest in the JNL/Mellon Capital Management Dow SM 10 Fund, the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund, the JNL/Mellon Capital Management DowSM Dividend Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the JNL/Mellon Capital Management Healthcare Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, the JNL/Mellon Capital Management Technology Sector Fund or any other securities.

o Have any responsibility or liability for or make any decisions about the timing, amount or pricing of the JNL/Mellon Capital Management Dow SM 10 Fund, the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund, the JNL/Mellon Capital Management DowSM Dividend Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the JNL/Mellon Capital Management Healthcare Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, and the JNL/Mellon Capital Management Technology Sector Fund.

o Have any responsibility or liability for the administration, management or marketing of the JNL/Mellon Capital Management Dow SM 10 Fund, the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund, the JNL/Mellon Capital Management DowSM Dividend Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the JNL/Mellon Capital Management Healthcare Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, and the JNL/Mellon Capital Management Technology Sector Fund.

o Consider the needs of the JNL/Mellon Capital Management Dow SM 10 Fund, the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund, the JNL/Mellon Capital Management DowSM Dividend Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the JNL/Mellon Capital Management Healthcare Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, the JNL/Mellon Capital Management Technology Sector Fund or the owners of the JNL/Mellon Capital Management Dow SM 10 Fund, the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund, the JNL/Mellon Capital Management DowSM Dividend Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the JNL/Mellon Capital Management Healthcare Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, or the JNL/Mellon Capital Management Technology Sector Fund in determining, composing or calculating the DJIA or have any obligation to do so.

-------------------------------------------------------------------------------

DOW JONES WILL NOT HAVE ANY LIABILITY IN CONNECTION WITH THE JNL/MELLON CAPITAL MANAGEMENT DOW SM 10 FUND, THE JNL/MELLON CAPITAL MANAGEMENT JNL 5 FUND, THE JNL/MELLON CAPITAL MANAGEMENT VIP FUND, THE JNL/MELLON CAPITAL MANAGEMENT DOWSM DIVIDEND FUND, THE JNL/MELLON CAPITAL MANAGEMENT JNL OPTIMIZED 5 FUND, THE JNL/MELLON CAPITAL MANAGEMENT COMMUNICATIONS SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT CONSUMER BRANDS SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT FINANCIAL SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT HEALTHCARE SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT OIL & GAS SECTOR FUND, OR THE JNL/MELLON CAPITAL MANAGEMENT TECHNOLOGY SECTOR FUND. SPECIFICALLY,

o DOW JONES DOES NOT MAKE ANY WARRANTY, EXPRESS OR IMPLIED, AND DOW JONES DISCLAIMS ANY WARRANTY ABOUT:

     o THE RESULTS TO BE OBTAINED BY THE JNL/MELLON CAPITAL MANAGEMENT DOW SM 10 FUND, THE JNL/MELLON CAPITAL MANAGEMENT JNL 5 FUND, THE JNL/MELLON CAPITAL MANAGEMENT VIP FUND AND THE JNL/MELLON CAPITAL MANAGEMENT
          DOWSM DIVIDEND FUND, THE OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT DOW SM 10 FUND, THE JNL/MELLON CAPITAL MANAGEMENT JNL 5 FUND, THE
          JNL/MELLON CAPITAL MANAGEMENT VIP FUND, THE JNL/MELLON CAPITAL MANAGEMENT DOWSM DIVIDEND FUND, THE JNL/MELLON CAPITAL MANAGEMENT JNL OPTIMIZED 5 FUND, THE JNL/MELLON CAPITAL MANAGEMENT COMMUNICATIONS SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT CONSUMER BRANDS SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT FINANCIAL SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT HEALTHCARE SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT OIL & GAS SECTOR FUND, AND THE JNL/MELLON CAPITAL MANAGEMENT TECHNOLOGY SECTOR FUND OR ANY OTHER PERSON IN CONNECTION WITH THE USE OF THE DJIA AND THE DATA INCLUDED IN THE DJIA;

     o    THE ACCURACY OR COMPLETENESS OF THE DJIA AND ITS DATA;

     o THE MERCHANTABILITY AND THE FITNESS FOR A PARTICULAR PURPOSE OR USE OF THE DJIA AND ITS DATA;

     o DOW JONES WILL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS IN THE DJIA OR ITS DATA;

     o UNDER NO CIRCUMSTANCES WILL DOW JONES BE LIABLE FOR ANY LOST PROFITS OR INDIRECT, PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES OR LOSSES, EVEN IF DOW JONES KNOWS THAT THEY MIGHT OCCUR.

THE LICENSING AGREEMENT BETWEEN JACKSON NATIONAL LIFE INSURANCE COMPANY(R) AND DOW JONES IS SOLELY FOR THEIR BENEFIT AND NOT FOR THE BENEFIT OF THE OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT DOWSM 10 FUND, THE JNL/MELLON CAPITAL MANAGEMENT JNL 5 FUND, THE JNL/MELLON CAPITAL MANAGEMENT VIP FUND, THE JNL/MELLON CAPITAL MANAGEMENT DOWSM DIVIDEND FUND, THE JNL/MELLON CAPITAL MANAGEMENT JNL OPTIMIZED 5 FUND, THE JNL/MELLON CAPITAL MANAGEMENT COMMUNICATIONS SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT CONSUMER BRANDS SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT FINANCIAL SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT HEALTHCARE SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT OIL & GAS SECTOR FUND, AND THE JNL/MELLON CAPITAL MANAGEMENT TECHNOLOGY SECTOR FUND OR ANY OTHER THIRD PARTIES.
-------------------------------------------------------------------------------


"Standard & Poor's(R)," "S&P(R)," "S&P 500(R)," "Standard & Poor's MidCap 400 Index" and "Standard & Poor's 500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Jackson National Life Insurance Company(R) ("Jackson"). The JNL/Mellon Capital Management S&P(R) 10 Fund, JNL/Mellon Capital Management S&P(R) SMid 60 Fund, JNL/Mellon Capital Management VIP Fund, JNL/Mellon Capital Management JNL 5 Fund, and the JNL/Mellon Capital Management S&P(R) 24 Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Funds. Please see the SAI which sets forth certain additional disclaimers and limitations of liabilities on behalf of S&P.


The Product(s) is not sponsored, endorsed, sold or promoted by The Nasdaq Stock Market, Inc. (including its affiliates) (Nasdaq, with its affiliates, are referred to as the CORPORATIONS). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to, the Product(s). The Corporations make no representation or warranty, express or implied to the owners of the Product(s) or any member of the public regarding the advisability of investing in securities generally or in the Product(s) particularly, or the ability of the Nasdaq-100 Index(R) to track general stock market performance. The Corporations' only relationship to Jackson (LICENSEE) is in the licensing of the Nasdaq-100(R), Nasdaq-100 Index(R), and
Nasdaq(R) trademarks or service marks, and certain trade names of the Corporations and the use of the Nasdaq-100 Index(R) which is determined, composed and calculated by Nasdaq without regard to Licensee or the Product(s). Nasdaq has no obligation to take the needs of the Licensee or the owners of the Product(s) into consideration in determining, composing or calculating the Nasdaq-100 Index(R). The Corporations are not responsible for and have not participated in the determination of the timing of, prices at, or quantities of the Product(s) to be issued or in the determination or calculation of the equation by which the Product(s) is to be converted into cash. The Corporations have no liability in connection with the administration, marketing or trading of the Product(s).


THE CORPORATIONS DO NOT GUARANTEE THE ACCURACY AND/OR UNINTERRUPTED CALCULATION OF THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE PRODUCT(S), OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE CORPORATIONS HAVE ANY LIABILITY FOR ANY LOST PROFITS OR SPECIAL, INCIDENTAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.


"The  Nasdaq-100(R),"   "Nasdaq-100  Index(R),"  "Nasdaq  Stock  Market(R)"  and
"Nasdaq(R)" are trade or service marks of The Nasdaq, Inc. (which with its affiliates are the "Corporations") and have been licensed for use by Jackson. The Corporations have not passed on the legality or suitability of the JNL/Mellon Capital Management Nasdaq(R) 15 Fund or the JNL/Mellon Capital
Management VIP Fund. ThE JNL/Mellon Capital Management Nasdaq(R) 15 Fund, JNL/Mellon Capital Management VIP Fund and JNL/Mellon Capital Management JNL OptimizeD 5 Fund are not issued, endorsed, sponsored, managed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE JNL/MELLON CAPITAL MANAGEMENT NASDAQ(R) 15 FUND, THE JNL/MELLON CAPITAL MANAGEMENT VIP FUND ANDTHE JNL/MELLON CAPITAL MANAGEMENT JNL OPTIMIZED 5 FUND.

"Value Line(R)," "The Value Line Investment Survey," and "Value Line TimelinessTM Ranking System" are trademarks of Value LinE Securities, Inc. or Value Line Publishing, Inc. that have been licensed to Jackson. The JNL/Mellon Capital Management Value Line(R) 25 Fund and JNL/Mellon Capital Management JNL Optimized 5 Fund are not sponsored, recommended, sold or promoted by Value Line Publishing, Inc., Value Line, Inc. or Value Line Securities, Inc. ("Value Line"). Value Line makes no representation regarding the advisability of investing in the JNL/Mellon Capital Management Value Line(R) 25 Fund, in the JNL/Mellon Capital Management VIP Fund anD JNL/Mellon Capital Management JNL Optimized 5 Fund. Jackson is not affiliated with any Value Line Company.



"NYSE(R)" is a registered mark of, and "NYSE International 100 IndexSM" is a service mark of, the New York Stock Exchange, Inc. ("NYSE") and have been licensed for use for certain purposes by ______________. The JNL/Mellon Capital Management NYSE(R) International 25 Fund is not sponsored, endorsed, sold or promoted by NYSE, and NYSE makes no representation regarding the advisability of investing in the JNL/Mellon Capital Management NYSE(R) International 25 Fund.

                      (This page intentionally left blank.)


                                TABLE OF CONTENTS

About the Funds of the JNL Variable Fund LLC....................................1

         JNL/Mellon Capital Management DowSM 10 Fund............................1

         JNL/Mellon Capital Management S&P(R) 10 Fund...........................5

         JNL/Mellon Capital Management Global 15 Fund...........................8

         JNL/Mellon Capital Management Nasdaq(R) 15 Fund........................21

         JNL/Mellon Capital Management Value Line(R) 25 Fund....................24

         JNL/Mellon Capital Management DowSM Dividend Fund......................24

         JNL/Mellon Capital Management S&P(R) 24 Fund...........................24

         JNL/Mellon Capital Management S&P(R) SMid 60 Fund......................12

         JNL/Mellon Capital Management NYSE(R) International 25 Fund............12

         JNL/Mellon Capital Management 25 Fund..................................12

         JNL/Mellon Capital Management Select Small-Cap Fund....................16

         JNL/Mellon Capital Management JNL 5 Fund...............................28

         JNL/Mellon Capital Management JNL Optimized 5 Fund.....................30

         JNL/Mellon Capital Management VIP Fund.................................31

         JNL/Mellon Capital Management Communications Sector Fund...............20

         JNL/Mellon Capital Management Consumer Brands Sector Fund..............24

         JNL/Mellon Capital Management Financial Sector Fund....................32

         JNL/Mellon Capital Management Healthcare Sector Fund...................36

         JNL/Mellon Capital Management Oil & Gas Sector Fund....................28

         JNL/Mellon Capital Management Technology Sector Fund...................40

         More About the Funds...................................................44

Management of the JNL Variable Fund.............................................47

         Investment Adviser.....................................................47

         Investment Sub-Adviser.................................................47

Administrative Fee..............................................................48

Classes of Shares...............................................................48

Rule 12b-1 Plan.................................................................49

Investment in Fund Interests....................................................49

Market Timing Policy............................................................50

Disclosure of Portfolio Securities..............................................50

Redemption of Fund Interests....................................................50

Tax Status......................................................................51

         General................................................................51

         Contract Owners........................................................51

         Internal Revenue Service Diversification Requirements..................51

Hypothetical Performance Data for the JNL/Mellon Capital Management Strategies..51

Financial Highlights............................................................52

                          (This page intentionally left blank.)

                  ABOUT THE FUNDS OF THE JNL VARIABLE FUND LLC

JNL/MELLON CAPITAL MANAGEMENT DOWSM 10 FUND


INVESTMENT OBJECTIVE. The investment objective of the JNL/Mellon Capital Management DowSM 10 Fund ("Dow 10 Fund") is total return through a combination of capital appreciation and dividend income.

PRINCIPAL INVESTMENT STRATEGIES. The Dow 10 Fund seeks to achieve its objective by investing approximately equal amounts in the common stock of the ten companies included in the Dow Jones Industrial Average ("DJIA") which have the highest indicated annual dividend yields ("Dividend Yield"). The ten companies are selected only once annually on each Stock Selection Date. The Stock
Selection Date will be on or about January 1 of each year. The Sub-Adviser generally uses a buy and hold strategy, trading only within 5 business days of each Stock Selection Date and when cash flow activity occurs in the Fund. The Sub-Adviser may also trade for mergers if the original stock is not the surviving company and for dividend reinvestment.

The Dow 10 Fund invests in the common stock of ten companies included in the DJIA. The ten common stocks are chosen on each Stock Selection Date as follows:

          o the Sub-Adviser determines the Dividend Yield on each common stock in the DJIA on the Stock Selection Date; and

          o the Sub-Adviser allocates approximately equal amounts of the Dow 10 Fund to the ten companies in the DJIA that have the highest Dividend Yield.

Between Stock Selection Dates, when cash inflows and outflows require, the Sub-Adviser purchases and sells common stocks of the 10 selected companies according to the approximate current percentage relationship among the common stocks.

Companies, which as of the selection date, Dow Jones has announced will be removed from the DJIA, will be removed from the universe of securities from which the Dow 10 Fund stocks are selected


Certain provisions of the Investment Company Act of 1940, as amended, limit the ability of a Fund to invest more than 5% of the Fund's total assets in the stock of any company that derives more than 15% of its gross revenues from securities related activities ("Securities Related Companies"). The JNL Variable Fund has been granted an exemption by the Securities and Exchange Commission ("SEC") from this limitation so that the Dow 10 may invest up to 10.5% of the Fund's total assets in the stock of Securities Related Companies. The 10.5% standard is applied to the value of each security held by the Fund as of the first business day after the Stock Selection Date.


PRINCIPAL RISKS OF INVESTING IN THE DOW 10 FUND. An investment in the Dow 10 Fund is not guaranteed. As with any mutual fund, the value of the Dow 10 Fund's shares will change, and you could lose money by investing in this Fund. A variety of factors may influence its investment performance, such as:

          o MARKET RISK. Because the Dow 10 Fund invests in U.S.-traded equity securities, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, in response to changes in a particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of a company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

          o NON-DIVERSIFICATION. The Dow 10 Fund is "non-diversified" as such term is defined in the Investment Company Act of 1940, as amended, which means that the Fund may hold securities of a smaller number of issuers than if it were "diversified." With a smaller number of different issuers, the Dow 10 Fund is subject to more risk than another fund holding securities of a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation in the Dow 10 Fund's total return and share price.

          o LIMITED MANAGEMENT. The Dow 10 Fund's strategy of investing in ten companies according to criteria determined on each Stock Selection Date prevents the Dow 10 Fund from responding to market fluctuations, or changes in the financial condition or business prospects of the ten selected companies, between Stock Selection Dates. As compared to other funds, this could subject the Dow 10 Fund to more risk if one of the selected stocks declines in price or if certain sectors of the market, or the United States economy, experience downturns. The investment strategy may also prevent the Dow 10 Fund from taking advantage of opportunities available to other funds.

          o INVESTMENT STRATEGY RISK. The principal investment strategy of the Dow 10 Fund involves selecting large capitalization common stocks that have high Dividend Yields relative to other large capitalization common stocks comprising an index. The Dividend Yields of such stocks may be high relative to such other stocks because the share price of the stock has declined relative to such other stocks. The stocks selected may be out of favor with investors because the issuer is experiencing financial difficulty, has had or forecasts weak earnings performance, has been subject to negative publicity, or has experienced other unfavorable developments relating to its business. There can be no assurance that the negative factors that have caused the issuer's stock price to have declined relative to other stocks will not cause further decreases in the issuer's stock price, or that the dividend paid on the stock will be maintained.


          o LICENSE TERMINATION RISK. The Fund relies on licenses from third parties to the Fund that permit the use of the intellectual property of such parties in connection with the name of the Fund. Such licenses may be terminated by the licensors, and as a result the Fund may lose its ability to use the licensed name as a part of the name of the Fund. Accordingly, in the event a license is terminated the name of the Fund would have to change.

          o TRADING COST RISK. Due to the investment strategy of the Fund, the Fund's entire portfolio may be repositioned as part of the strategy. This may be expected to lead to higher average costs because the Fund could be trading large volumes in a limited number of securities during a short trading period.


PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to a broad-based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

Mellon Capital Management Corporation ("Mellon Capital") has been serving as the Sub-Adviser to this Fund since February 18, 2004. Returns shown for the period prior to that date reflect the results achieved by prior Sub-Advisers.

Effective April 30, 2004, the Fund was combined with JNL/Mellon Capital Management The DowSM 5 Fund, with the DowSM 10 Fund as the surviving Fund. The performance shown is the Fund's historic performance and does not reflect the performance of the acquired Fund.


ANNUAL TOTAL RETURNS AS OF DECEMBER 31 [TO BE FILED BY AMENDMENT]



During the period covered, the Fund's highest quarterly return was 20.20% (2nd quarter of 2003) and its lowest quarterly return was -21.44% (3rd quarter of
2002).


AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2006 [TO BE FILED BY AMENDMENT]

  ------------------------------------------------------- -------------------- ------------------ -------------------
                                                                1 year              5 year          Life of Fund*
  ------------------------------------------------------- -------------------- ------------------ -------------------
  ------------------------------------------------------- -------------------- ------------------ -------------------
  JNL/Mellon Capital Management DowSM 10 Fund (Class A)            %                    %                  %

  Dow Jones Industrial Average                                     %                    %                  %
  ------------------------------------------------------- -------------------- ------------------ -------------------

The Dow Jones Industrial Average is a price-weighted average of 30 blue-chip stocks that are generally the leaders in their industry. *The Fund began operations on July 6, 1999.

[TO BE FILED BY AMENDMENT]

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly. The expenses do not reflect the expenses of the Contracts or the Separate Account, whichever may be applicable and the total expenses would be higher if they were included.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

-------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
-------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------- -------------------------
                                                                                                  CLASS A
----------------------------------------------------------------------------------------- -------------------------
----------------------------------------------------------------------------------------- -------------------------
Management/Administrative Fee                                                                          %
----------------------------------------------------------------------------------------- -------------------------
----------------------------------------------------------------------------------------- -------------------------
12b-1 Fee                                                                                              %
----------------------------------------------------------------------------------------- -------------------------
----------------------------------------------------------------------------------------- -------------------------
Other Expenses*                                                                                        %
----------------------------------------------------------------------------------------- -------------------------
----------------------------------------------------------------------------------------- -------------------------
Total Annual Fund Operating Expenses                                                                   %
----------------------------------------------------------------------------------------- -------------------------


*Other expenses are based on estimated amounts for the current fiscal year.


EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts or the Separate Account and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

[TO BE FILED BY AMENDMENT]

--------------------------------------------------------------------------------------- --------------------------
EXPENSE EXAMPLE                                                                                  CLASS A
--------------------------------------------------------------------------------------- --------------------------
--------------------------------------------------------------------------------------- --------------------------
1 Year                                                                                                 $
--------------------------------------------------------------------------------------- --------------------------
--------------------------------------------------------------------------------------- --------------------------
3 Years                                                                                                $
--------------------------------------------------------------------------------------- --------------------------
--------------------------------------------------------------------------------------- --------------------------
5 Years                                                                                                $
--------------------------------------------------------------------------------------- --------------------------
--------------------------------------------------------------------------------------- --------------------------
10 Years                                                                                               $
--------------------------------------------------------------------------------------- --------------------------

ADDITIONAL  INFORMATION  ABOUT  THE  PRINCIPAL  INVESTMENT   STRATEGIES,   OTHER
INVESTMENTS AND RISKS OF THE FUND. The stocks in the Dow 10 Fund are not expected to reflect the entire DJIA nor track the movements of the DJIA.


To effectively manage cash inflows and outflows, the Dow 10 Fund will maintain a cash position primarily consisting of shares of money market mutual funds including an affiliated JNL Money Market Fund to the extent permitted under the Investment Company Act of 1940 (the "1940 Act"). The Dow 10 Fund may also invest to some degree in money market instruments.


The performance of the Dow 10 Fund depends on the Sub-Adviser's ability to effectively implement the investment strategies of this Fund and will also depend on the performance of the stocks selected that meet the stock selection criteria.

The SAI has more information about the Dow 10 Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

JNL/MELLON CAPITAL MANAGEMENT S&P(R) 10 FUND


INVESTMENT OBJECTIVE. The investment objective of the JNL/Mellon Capital Management S&P(R) 10 Fund ("S&P 10 Fund") is total return through a combination of capital appreciation and dividend income.


PRINCIPAL INVESTMENT STRATEGIES. The S&P 10 Fund seeks to achieve its objective by investing approximately equal amounts in the common stocks of ten companies selected from a pre-screened subset of the stocks listed in the S&P 500 Index. The screening process is described in the section entitled "Additional Information About the Principal Investment Strategies, Other Investments and Risks of the Fund." The ten companies are selected only once annually before each Stock Selection Date. The Stock Selection Date will be on or about January 1 of each year. The Sub-Adviser generally uses a buy and hold strategy, trading only within 5 business days of each Stock Selection Date and when cash flow activity occurs in the Fund. The Sub-Adviser may also trade for mergers if the original stock is not the surviving company and for dividend reinvestment.

The S&P 10 Fund consists of a portfolio of 10 common stocks selected on each Stock Selection Date through the following process:

          o the Sub-Adviser ranks the companies in the S&P 500 Index by market capitalization;

          o the Sub-Adviser selects half of the companies in the S&P 500 Index with the largest market capitalization;

          o from the selected companies, the Sub-Adviser selects the half with the lowest price to sales ratio;

          o from the selected companies, the Sub-Adviser selects the ten common stocks with the greatest one-year price appreciation; and

          o the Sub-Adviser allocates approximately equal amounts of the S&P 10 Fund to the selected ten common stocks.

Between Stock Selection Dates, when cash inflows and outflows require, the Sub-Adviser purchases and sells common stocks of the 10 selected companies according to the approximate current percentage relationship among the common stocks.

Companies, which as of the selection date, S&P has announced will be removed from the S&P 500 Index, will be removed from the universe of securities from which the S&P 10 Fund stocks are selected.


Certain provisions of the Investment Company Act of 1940, as amended, limit the ability of a Fund to invest more than 5% of the Fund's total assets in the stock of any company that derives more than 15% of its gross revenues from securities related activities ("Securities Related Companies"). The JNL Variable Fund has been granted an exemption by the Securities and Exchange Commission ("SEC") from this limitation so that the S&P 10 may invest up to 10.5% of the Fund's total assets in the stock of Securities Related Companies. The 10.5% standard is applied to the value of each security held by a Fund as of the first business day after the Stock Selection Date.


PRINCIPAL RISKS OF INVESTING IN THE S&P 10 FUND. An investment in the S&P 10 Fund is not guaranteed. As with any mutual fund, the value of the S&P 10 Fund's shares will change, and you could lose money by investing in this Fund. A variety of factors may influence its investment performance, such as:

          o MARKET RISK. Because the S&P 10 Fund invests in U.S.-traded equity securities, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, in response to changes in a particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of a company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

          o NON-DIVERSIFICATION. The S&P 10 Fund is "non-diversified" as such term is defined in the Investment Company Act of 1940, as amended, which means that the Fund may hold securities of a smaller number of issuers than if it were "diversified." With a smaller number of different issuers, the S&P 10 Fund is subject to more risk than another fund holding securities of a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation in the S&P 10 Fund's total return and share price.

          o LIMITED MANAGEMENT. The S&P 10 Fund's strategy of investing in ten companies according to criteria determined on each Stock Selection Date prevents the S&P 10 Fund from responding to market fluctuations, or changes in the financial condition or business prospects of the ten selected companies, between Stock Selection Dates. As compared to other funds, this could subject the S&P 10 Fund to more risk if one of the common stocks selected declines in price or if certain sectors of the market, or the United States economy, experience downturns. The investment strategy may also prevent the S&P 10 Fund from taking advantage of opportunities available to other funds.

          o INVESTMENT STRATEGY RISK. The principal investment strategy of the S&P 10 Fund involves selecting common stocks that have low share prices relative to the issuers' sales. The price to sales ratios of these stocks may be low because the stocks are out of favor with investors. The issuer may be experiencing financial difficulty, has had or forecasts weak earnings performance, has been subject to negative publicity, or has experienced other unfavorable developments relating to its business. There can be no assurance that negative factors that may have caused the issuer's stock price to be low in relation to the issuer's sales will not continue, or will not result in a decline in the issuer's stock price.

          o LICENSE TERMINATION RISK. The Fund relies on licenses from third parties to the Fund that permit the use of the intellectual property of such parties in connection with the name of the Fund. Such licenses may be terminated by the licensors, and as a result the Fund may lose its ability to use the licensed name as a part of the name of the Fund. Accordingly, in the event a license is terminated the name of the Fund would have to change.

          o TRADING COST RISK. Due to the investment strategy of the Fund, the Fund's entire portfolio may be repositioned as part of strategy. This may be expected to lead to higher average costs because the Fund could be trading large volumes in a limited number of securities during a short trading period.


PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to a broad-based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

Mellon Capital Management Corporation ("Mellon Capital") has been serving as the Sub-Adviser to this Fund since February 18, 2004. Returns shown for the period prior to that date reflect the results achieved by prior Sub-Advisers.

ANNUAL TOTAL RETURNS AS OF DECEMBER 31[TO BE FILED BY AMENDMENT]



During the period covered, the Fund's highest quarterly return was 18.16% (3rd quarter of 2000) and its lowest quarterly return was -15.99% (3rd quarter of
2002).

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2006 [TO BE FILED BY AMENDMENT]
 ---------------------------------------------------------------- ----------------- --------------- -----------------
                                                                       1 year           5 year       Life of Fund*
 ---------------------------------------------------------------- ----------------- --------------- -----------------
 JNL/Mellon Capital Management S&P(R) 10 Fund (Class A)                    %                %               %
 S&P 500 Index                                                             %                %               %
 ---------------------------------------------------------------- ----------------- --------------- -----------------

The S&P 500 Index is a capitalization-weighted index of 500 stocks. The index is described to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. * The Fund began operations on July 6, 1999.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE


[TO BE FILED BY AMENDMENT]

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly. The expenses do not reflect the expenses of the Contracts or the Separate Account, whichever may be applicable and the total expenses would be higher if they were included.

-------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
-------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------- -------------------------------
                                                                                               CLASS A
----------------------------------------------------------------------------------- -------------------------------
----------------------------------------------------------------------------------- -------------------------------
Management/Administrative Fee                                                                        %
----------------------------------------------------------------------------------- -------------------------------
----------------------------------------------------------------------------------- -------------------------------
12b-1 Fee                                                                                            %
----------------------------------------------------------------------------------- -------------------------------
----------------------------------------------------------------------------------- -------------------------------
Other Expenses*                                                                                      %
----------------------------------------------------------------------------------- -------------------------------
----------------------------------------------------------------------------------- -------------------------------
Total Annual Fund Operating Expenses                                                                 %
----------------------------------------------------------------------------------- -------------------------------


*Other expenses are based on estimated amounts for the current fiscal year.


EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts or the Separate Account and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

[TO BE FILED BY AMENDMENT]

----------------------------------------------------------------------------------- ------------------------------
EXPENSE EXAMPLE                                                                                CLASS A
----------------------------------------------------------------------------------- ------------------------------
----------------------------------------------------------------------------------- ------------------------------
1 Year                                                                                                 $
----------------------------------------------------------------------------------- ------------------------------
----------------------------------------------------------------------------------- ------------------------------
3 Years                                                                                                $
----------------------------------------------------------------------------------- ------------------------------
----------------------------------------------------------------------------------- ------------------------------
5 Years                                                                                                $
----------------------------------------------------------------------------------- ------------------------------
----------------------------------------------------------------------------------- ------------------------------
10 Years                                                                                               $
----------------------------------------------------------------------------------- ------------------------------

ADDITIONAL INFORMATION ABOUT THE PRINCIPAL INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. The stocks in the S&P 10 Fund are not expected to reflect the entire S&P 500 Index nor track the movements of the S&P 500 Index.


To effectively manage cash inflows and outflows, the S&P 10 Fund will maintain a cash position primarily consisting of shares of money market mutual funds including an affiliated JNL Money Market Fund to the extent permitted under the 1940 Act. The S&P 10 Fund may also invest to some degree in money market instruments.


The performance of the S&P 10 Fund depends on the Sub-Adviser's ability to effectively implement the investment strategies of this Fund and will also depend on the performance of the stocks selected that meet the stock selection criteria.

The SAI has more information about the S&P 10 Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

JNL/MELLON CAPITAL MANAGEMENT GLOBAL 15 FUND


INVESTMENT  OBJECTIVE.  The  investment  objective  of  the  JNL/Mellon  Capital
Management Global 15 Fund ("Global 15 Fund") is total return through a combination of capital appreciation and dividend income.

PRINCIPAL INVESTMENT STRATEGIES. The Global 15 Fund seeks to achieve its objective by investing in the common stocks of certain companies which are components of The Dow Jones Industrial Average ("DJIA"), the Financial Times Ordinary Index ("FT30 Index" or "Financial Times 30 Index") and the Hang Seng Index. The Global 15 Fund consists of common stocks of the 5 companies with the lowest per share stock price of the ten companies in each of the DJIA, the FT30 Index and the Hang Seng Index, respectively, that have the highest Dividend Yields in the respective index. The fifteen companies are selected only once annually on each Stock Selection Date. The Stock Selection Date will be on or about January 1 of each year. The Sub-Adviser generally uses a buy and hold strategy, trading only within 5 business days of each Stock Selection Date and when cash flow activity occurs in the Fund. The Sub-Adviser may also trade for mergers if the original stock is not the surviving company and for dividend reinvestment. The Global 15 Fund invests in the common stock of fifteen companies included in the DJIA, the FT30 Index and the Hang Seng Index. The fifteen common stocks are chosen on each Stock Selection Date as follows:


          o the Sub-Adviser determines the Dividend Yield on each common stock in the DJIA, the FT30 Index and the Hang Seng Index;

          o the Sub-Adviser determines the ten companies in each of the DJIA, the FT30 Index and the Hang Seng Index that have the highest Dividend Yield in the respective index; and

          o out of those companies, the Sub-Adviser allocates approximately equal amounts of the Global 15 Fund to the common stocks of the 5 companies in each index with the lowest price per share.

Between Stock Selection Dates, when cash inflows and outflows require, the Sub-Adviser purchases and sells common stocks of the 15 selected companies according to the approximate current percentage relationship among the common stocks.

To effectively manage cash inflows and outflows, the Global 15 Fund will maintain a cash position primarily consisting of shares of money market mutual funds including an affiliated JNL Money Market Fund to the extent permitted under the 1940 Act. The Global 15 Fund may also invest to some degree in money market instruments.

Companies, which as of the selection date, will be removed from the DJIA, the FT 30 Index and the Hang Seng Index will be removed from the universe of securities from which the Global 15 Fund stocks are selected.


Certain provisions of the Investment Company Act of 1940, as amended, limit the ability of a Fund to invest more than 5% of the Fund's total assets in the stock of any company that derives more than 15% of its gross revenues from securities related activities ("Securities Related Companies"). The JNL Variable Fund has been granted an exemption by the Securities and Exchange Commission ("SEC") from this limitation so that the Global 15 Fund may invest up to 7.17% of the Fund's total assets in the stock of Securities Related Companies. The 7.17% standard is applied to the value of each security held by the Fund as of the first business day after the Stock Selection Date.


PRINCIPAL RISKS OF INVESTING IN THE GLOBAL 15 FUND. An investment in the Global 15 Fund is not guaranteed. As with any mutual fund, the value of the Global 15 Fund's shares will change, and you could lose money by investing in this Fund. A variety of factors may influence its investment performance, such as:

          o MARKET RISK. Because the Global 15 Fund invests in stocks of U.S. and foreign companies, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

          o NON-DIVERSIFICATION. The Global 15 Fund is "non-diversified" as such term is defined in the Investment Company Act of 1940, as amended, which means that the Fund may hold securities of a smaller number of issuers than if it were "diversified." With a smaller number of different issuers, the Global 15 Fund is subject to more risk than another fund holding securities of a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation in the Global 15 Fund's total return and share price.

          o FOREIGN INVESTING RISK. Because the Global 15 Fund invests in stocks of foreign companies, it is also subject to foreign investing risk. Foreign investing involves risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information, and more volatile or less liquid securities markets. In particular, because the Global 15 Fund is concentrated in the securities of United Kingdom and Hong Kong issuers, any economic development that negatively affects the United Kingdom or Hong Kong may have an adverse effect on issuers contained in the Global 15 Fund. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, confiscatory foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than U.S. accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause the Global 15 Fund's performance to fluctuate more than if it held only U.S. securities.

          o CURRENCY RISK. The value of the Global 15 Fund's shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of the Global 15 Fund's foreign investments. Currency exchange rates can be volatile and affected by a number of factors, such as the general economics of a country, the actions of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

          o LIMITED MANAGEMENT. The Global 15 Fund's strategy of investing in fifteen companies according to criteria determined on each Stock Selection Date prevents the Global 15 Fund from responding to market fluctuations, or changes in the financial condition or business prospects of the fifteen selected companies, between Stock Selection Dates. As compared to other funds, this could subject the Global 15 Fund to more risk if one of the common stocks selected declines in price or if certain sectors of the market, or the United States economy or foreign economies to which the Fund's investments are exposed, experience downturns. The investment strategy may also prevent the Global 15 Fund from taking advantage of opportunities available to other funds.

          o INVESTMENT STRATEGY RISK. The principal investment strategy of the Global 15 Fund involves selecting large capitalization common stocks that have high Dividend Yields relative to other large capitalization common stocks comprising an index. The Dividend Yields of such stocks may be high relative to such other stocks because the share price of the stock has declined relative to such other stocks. The stocks selected may be out of favor with investors because the issuer is experiencing financial difficulty, has had or forecasts weak earnings performance, has been subject to negative publicity, or has experienced other unfavorable developments relating to its business. There can be no assurance that the negative factors that have caused the issuer's stock price to have declined relative to other stocks will not cause further decreases in the issuer's stock price, or that the dividend paid on the stock will be maintained.


          o TRADING COST RISK. Due to the investment strategy of the Fund, the Fund's entire portfolio may be repositioned as part of the strategy. This may be expected to lead to higher average costs because the Fund could be trading large volumes in a limited number of securities during a short trading period.


PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to broad-based indices since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

Mellon Capital Management Corporation ("Mellon Capital") has been serving as the Sub-Adviser to this Fund since February 18, 2004. Returns shown for the period prior to that date reflect the results achieved by prior Sub-Advisers.


ANNUAL TOTAL RETURNS AS OF DECEMBER 31 [TO BE FILED BY AMENDMENT]


During the period covered, the Fund's highest quarterly return was 26.20% (2nd quarter of 2003) and its lowest quarterly return was -17.20% (3rd quarter of
2002).


AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2006 [TO BE FILED BY AMENDMENT]


  ---------------------------------------------------------------- ---------------- ------------- -------------------
                                                                       1 year          5 year       Life of Fund*
  ---------------------------------------------------------------- ---------------- ------------- -------------------
  JNL/Mellon Capital Management Global 15 Fund (Class A)                 %              %              %
  MSCI DTR World IndexSM                                                 %              %              %
  ---------------------------------------------------------------- ---------------- ------------- -------------------

The MSCI DTR World Index is a free float-adjusted market capitalization index that is designed to measure global developed market equity performance. As of April 2002, the MSCI DTR World Index consisted of the following 23 developed market country indices: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States. * The Fund began operations on July 6, 1999.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE


[TO BE FILED BY AMENDMENT]

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly. The expenses do not reflect the expenses of the Contracts or the Separate Account, whichever may be applicable and the total expenses would be higher if they were included.

-------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------- ----------------------------
                                                                                                 CLASS A
-------------------------------------------------------------------------------------- ----------------------------
-------------------------------------------------------------------------------------- ----------------------------
Management/Administrative Fee                                                                       %
-------------------------------------------------------------------------------------- ----------------------------
-------------------------------------------------------------------------------------- ----------------------------
12b-1 Fee                                                                                           %
-------------------------------------------------------------------------------------- ----------------------------
-------------------------------------------------------------------------------------- ----------------------------
Other Expenses*                                                                                     %
-------------------------------------------------------------------------------------- ----------------------------
-------------------------------------------------------------------------------------- ----------------------------
Total Annual Fund Operating Expenses                                                                %
-------------------------------------------------------------------------------------- ----------------------------


*Other expenses are based on estimated amounts for the current fiscal year.


EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts or the Separate Account and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

[TO BE FILED BY AMENDMENT]

------------------------------------------------------------------------------------- -----------------------------
EXPENSE EXAMPLE                                                                                 CLASS A
------------------------------------------------------------------------------------- -----------------------------
------------------------------------------------------------------------------------- -----------------------------
1 Year                                                                                               $
------------------------------------------------------------------------------------- -----------------------------
------------------------------------------------------------------------------------- -----------------------------
3 Years                                                                                              $
------------------------------------------------------------------------------------- -----------------------------
------------------------------------------------------------------------------------- -----------------------------
5 Years                                                                                              $
------------------------------------------------------------------------------------- -----------------------------
------------------------------------------------------------------------------------- -----------------------------
10 Years                                                                                             $
------------------------------------------------------------------------------------- -----------------------------

ADDITIONAL INFORMATION ABOUT THE PRINCIPAL INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. The performance of the Global 15 Fund depends on the Sub-Adviser's ability to effectively implement the investment strategies of this Fund and will also depend on the performance of the stocks selected that meet the stock selection criteria.


To effectively manage cash inflows and outflows, the S&P 10 Fund will maintain a cash position primarily consisting of shares of money market mutual funds including an affiliated JNL Money Market Fund to the extent permitted under the 1940 Act. The S&P 10 Fund may also invest to some degree in money market instruments.


The SAI has more information about the Global 15 Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

JNL/MELLON CAPITAL MANAGEMENT NASDAQ(R) 15 FUND


INVESTMENT OBJECTIVE. The investment objective of the JNL/Mellon Capital Management Nasdaq(R) 15 Fund ("Nasdaq 15 Fund") is total return.


PRINCIPAL INVESTMENT STRATEGIES. The Nasdaq 15 Fund seeks to achieve its objective by investing in the common stocks of companies that are expected to have a potential for capital appreciation. The Nasdaq 15 Strategy selects a portfolio of common stocks of 15 companies selected from stocks included in the Nasdaq-100 Index(R). The 15 companies are selected only once annually on each Stock Selection Date. The Stock Selection Date will be on or about January 1 of each year. The Sub-Adviser generally uses a buy and hold strategy, trading only within 5 business days of the Stock Selection Date and when cash flow activity occurs. The Sub-Adviser may also trade for mergers if the original stock is not the surviving company and for dividend reinvestment.

Companies, which as of the selection date, Nasdaq has announced will be removed from the Nasdaq-100 Index(R) will be removed from the universe of securities from which the Nasdaq 15 Fund stocks are selected.


Certain provisions of the Investment Company Act of 1940, as amended, limit the ability of the Fund to invest more than 5% of the Fund's total assets in the stock of any company that derives more than 15% of its gross revenues from securities related activities ("Securities Related Companies"). If a Securities Related Company is selected by the strategy described above, the Sub-Adviser may depart from the Fund's investment strategy only to the extent necessary to maintain compliance with these provisions. Any amount that cannot be allocated to a Securities Related Company because of the 5% limit will be allocated among the remaining portfolio securities in proportion to the percentage relationships determined by the strategy.

The 15 common stocks held by the Fund are selected on each Stock Selection Date through the following multi-step process from the stocks listed on the Nasdaq-100 Index. First, the securities are ranked by the following criteria:
(1) price appreciation over the prior 12 month period; (2) prior six-month price appreciation (this allows the Fund to select stocks which have shown consistent growth over the past year); (3) return on assets ratio; and (4) ratio of cash flow per share to stock price (this is a common indication of value). Second, the rankings of the securities under each criterion are added up. We select the 15 stocks with the lowest sums for the Fund. These securities will be weighted by market capitalization subject to the restriction that no stock will comprise less than 1% or more than 25% of the portfolio on each "Stock Selection Date." The securities will be adjusted on a proportional basis to accommodate this constraint.

Between Stock Selection Dates, when cash inflows and outflows require, the Sub-Adviser purchases and sells common stocks of the 15 selected companies according to the approximate current percentage relationship among the common stocks. PRINCIPAL RISKS OF INVESTING IN THE NASDAQ 15 FUND. An investment in the Nasdaq 15 Fund is not guaranteed. As with any mutual fund, the value of the Nasdaq 15 Fund's shares will change, and you could lose money by investing in this Fund. A variety of factors may influence its investment performance, such as:

          o MARKET RISK. Because the Nasdaq 15 Fund invests in U.S. traded equity securities, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, in response to changes in a particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of a company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

          o NON-DIVERSIFICATION. The Nasdaq 15 Fund is "non-diversified" as such term is defined in the Investment Company Act of 1940, as amended, which means that the Fund may allocate more of its assets to a single issuer than would be permissible if it were "diversified." If these issues were to decline in value, you may lose a substantial portion of your investment. In addition, because of the Fund's investment strategies, it holds securities of a smaller number of issuers than many "diversified" funds. With a smaller number of different issuers, the Nasdaq 15 Fund is subject to more risk than another fund holding securities of a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation in The Nasdaq 15 Fund's total return and share price.

          o LIMITED MANAGEMENT. The Nasdaq 15 Fund's strategy of investing in 15 companies according to criteria determined on each Stock Selection Date prevents the Nasdaq 15 Fund from responding to market fluctuations, or changes in the financial condition or business prospects of the 15 selected companies, between Stock Selection Dates. As compared to other funds, this could subject the Nasdaq 15 Fund to more risk if one of the selected stocks declines in price or if certain sectors of the market, or the United States economy, experience downturns. The investment strategy may also prevent the Nasdaq 15 Fund from taking advantage of opportunities available to other funds.

          o CONCENTRATION RISK. As a result of this policy, securities held by the Fund may be issued by companies concentrated in a particular industry, including technology.

          o INVESTMENT STRATEGY RISK. The principal investment strategy of the Nasdaq 15 Fund involves selecting common stocks of issuers that have experienced certain rates of growth in sales and which stocks have experienced recent price appreciation. There can be no assurance that the issuers whose stocks are selected will continue to experience growth in sales, or that the issuer's operations will result in positive earnings even if sales continue to grow. There further can be no assurance that the prices of such issuers' stocks will not decline.


          o LICENSE TERMINATION RISK. The Fund relies on licenses from third parties to the Fund that permit the use of the intellectual property of such parties in connection with the name of the Fund. Such licenses may be terminated by the licensors, and as a result the Fund may lose its ability to use the licensed name as a part of the name of the Fund. Accordingly, in the event a license is terminated the name of the Fund would have to change.

          o TRADING COST RISK. Due to the investment strategy of the Fund, the Fund's entire portfolio may be repositioned as part of the strategy. This may be expected to lead to higher average costs because the Fund could be trading large volumes in a limited number of securities during a short trading period.


PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to a broad-based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.


ANNUAL TOTAL RETURNS AS OF DECEMBER 31 [TO BE FILED BY AMENDMENT]



During the period covered, the Fund's highest quarterly return was 7.23% (3rd quarter of 2005) and its lowest quarterly return was -8.56% (1st quarter of
2005).

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2006 [TO BE FILED BY AMENDMENT]

--------------------------------------------------------------------------- -------------------- -------------------
                                                                                  1 year           Life of Fund*
--------------------------------------------------------------------------- -------------------- -------------------
JNL/Mellon Capital Management Nasdaq(R) 15 Fund (Class A)                              %                   %
NASDAQ 100 Index                                                                     %                   %
--------------------------------------------------------------------------- -------------------- -------------------

The Nasdaq-100 Index includes 100 of the largest domestic and international non-financial companies listed on The Nasdaq Stock Market based on market capitalization. *The Fund began operations on October 4, 2004.

[TO BE FILED BY AMENDMENT]

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly. The expenses do not reflect the expenses of the Contracts or the Separate Account, whichever may be applicable and the total expenses would be higher if they were included.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

-----------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
-----------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------- -------------------------
                                                                                                CLASS A
--------------------------------------------------------------------------------------- -------------------------
--------------------------------------------------------------------------------------- -------------------------
Management/Administrative Fee                                                                         %
--------------------------------------------------------------------------------------- -------------------------
--------------------------------------------------------------------------------------- -------------------------
12b-1 Fee                                                                                             %
--------------------------------------------------------------------------------------- -------------------------
--------------------------------------------------------------------------------------- -------------------------
Other Expenses*                                                                                       %
--------------------------------------------------------------------------------------- -------------------------
--------------------------------------------------------------------------------------- -------------------------
Total Annual Fund Operating Expenses                                                                  %
--------------------------------------------------------------------------------------- -------------------------


*Other expenses are based on estimated amounts for the current fiscal year.


EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts or the Separate Account and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

[TO BE FILED BY AMENDMENT]
  --------------------------------------------------------------------------------------- -------------------------
  EXPENSE EXAMPLE                                                                                 CLASS A
  --------------------------------------------------------------------------------------- -------------------------
  --------------------------------------------------------------------------------------- -------------------------
  1 Year                                                                                                $
  --------------------------------------------------------------------------------------- -------------------------
  --------------------------------------------------------------------------------------- -------------------------
  3 Years                                                                                               $
  --------------------------------------------------------------------------------------- -------------------------
  --------------------------------------------------------------------------------------- -------------------------
  5 Years                                                                                               $
  --------------------------------------------------------------------------------------- -------------------------
  --------------------------------------------------------------------------------------- -------------------------
  10 Years                                                                                              $
  --------------------------------------------------------------------------------------- -------------------------

ADDITIONAL INFORMATION ABOUT THE PRINCIPAL INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. To effectively manage cash inflows and outflows, the Nasdaq 15 Fund will maintain a cash position primarily consisting of shares of money market mutual funds including an affiliated JNL Money Market Fund to the extent permitted under the 1940 Act. The Nasdaq 15 Fund may also invest to some degree in money market instruments.

The performance of the Nasdaq 15 Fund depends on the Sub-Adviser's ability to effectively implement the investment strategies of the Fund and will also depend on the performance of the stocks selected that meet the stock selection criteria.

The SAI has more information about the Nasdaq 15 Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

JNL/MELLON CAPITAL MANAGEMENT VALUE LINE(R) 25 FUND


INVESTMENT  OBJECTIVE.  The  investment  objective  of  the  JNL/Mellon  Capital
Management Value Line(R) 25 Fund ("Value Line 25 Fund") is to provide capital appreciation.


PRINCIPAL INVESTMENT STRATEGIES. The Value Line 25 Fund seeks to achieve its objective by investing in 25 of the 100 common stocks that Value Line(R) gives a #1 ranking for TimelinessTM. The 25 stocks are selected each year by Mellon Capital Management based on certain positive financial attributes. Value Line(R) ranks 1,700 stocks, representing approximately 94% of the trading volume on all U.S. stock exchanges. Of these 1,700 stocks, only 100 are given Value Line's #1 ranking for TimelinessTM, which reflects Value Line's view of their probable price performance during the next six months relative to the other stocks ranked by Value Line(R). Value Line(R) bases its rankings on a long-term trend of earnings, prices, recent earnings, price momentum, and earnings surprise. The 25 stocks are chosen only once annually from the 100 stocks with the #1 ranking on each Stock Selection Date. The Stock Selection Date will be on or about January 1 of each year. The Sub-Adviser generally uses a buy and hold strategy, trading only within 5 business days of the Stock Selection Date and when cash flow activity occurs. The Sub-Adviser may also trade for mergers if the original stock is not the surviving company and for dividend reinvestment.


Companies which as of the selection date, Value Line has announced will be removed from Value Line's #1 ranking for TimelinessTM will be removed from the universe of securities from which the Value Line 25 Fund stocks are selected.


The 25 stocks are chosen on each Stock Selection Date as follows:

          o starting with the 100 stocks that Value Line(R) gives its #1 ranking for TimelinessTM, the stocks of companies considered to be securities related issuers, the stocks of companies whose shares are not listed on a U.S. securities exchange and the stocks having market capitalizations less than $1 billion are removed from consideration;

          o next the remaining stocks are screened for: (1) consistent growth based on 12-month and 6-month price appreciation (best [1] to worst [100]); (2) profitability based on their return on assets; and (3) value based on their price to cash flow;

          o the numerical ranks achieved by each company in the above step are added; and

          o the 25 stocks with the lowest sums are selected for the Value Line 25 Fund.

These securities will be weighted by market capitalization subject to the restriction that no stock will comprise less than 1% or more than 25% of the portfolio on each "Stock Selection Date." The securities will be adjusted on a proportional basis to accommodate this constraint.


Between Stock Selection Dates, when cash inflows and outflows require, the Sub-Adviser purchases and sells common stocks of the 25 selected companies according to the approximate current percentage relationship among the common stocks.


Certain provisions of the Investment Company Act of 1940, as amended, limit the ability of the Fund to invest more than 5% of the Fund's total assets in the stock of any company that derives more than 15% of its gross revenues from securities related activities ("Securities Related Companies"). If a Securities Related Company is selected by the strategy described above, the Sub-Adviser may depart from the Fund's investment strategy only to the extent necessary to maintain compliance with these provisions. Any amount that cannot be allocated to a Securities Related Company because of the 5% limit will be allocated among the remaining portfolio securities in proportion to the percentage relationships determined by the strategy.


PRINCIPAL RISKS OF INVESTING IN THE VALUE LINE 25 FUND. An investment in the Value Line 25 Fund is not guaranteed. As with any mutual fund, the value of the Value Line 25 Fund's shares will change, and you could lose money by investing in this Fund. A variety of factors may influence its investment performance, such as:

          o MARKET RISK. Because the Value Line 25 Fund invests in U.S.-traded equity securities, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, in response to changes in a particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of a company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

          o NON-DIVERSIFICATION. The Value Line 25 Fund is "non-diversified" as such term is defined in the Investment Company Act of 1940, as amended, which means that the Fund may allocate more of its assets to a single issuer than would be permissible if it were diversified. If these issues were to decline in value, you may lose a substantial portion of your investment. In addition, because of the Fund's investment strategy, it holds securities of a smaller number of issuers than many "diversified" funds. With a smaller number of different issuers, the Value Line 25 Fund is subject to more risk than another fund holding securities of a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation in Value Line 25 Fund's total return and share price.


          o LIMITED MANAGEMENT. The Value Line 25 Fund's strategy of investing in 25 companies according to criteria determined on each Stock Selection Date prevents Value Line 25 Fund from responding to market fluctuations, or changes in the financial condition or business prospects of the 25 selected companies, between Stock Selection Dates. As compared to other funds, this could subject the Value Line 25 Fund to more risk if one of the selected stocks declines in price or if certain sectors of the market, or the United States economy, experience downturns. The investment strategy may also prevent the Value Line 25 Fund from taking advantage of opportunities available to other funds.


          o CONCENTRATION RISK. As a result of this policy, securities held by the Fund may be issued by companies concentrated in a particular industry, including technology.

          o INVESTMENT STRATEGY RISK. Value Line's Timeliness rankings reflect Value Line's views as to the prospective price performance of the #1 ranked stocks relative to other stocks ranked by Value Line. There is no assurance that the #1 ranked stocks will actually perform better than other stocks and, as a result, the Fund may underperform other similar investments.


          o LICENSE TERMINATION RISK. The Fund relies on licenses from third parties to the Fund that permit the use of the intellectual property of such parties in connection with the name and investment strategies of the Fund. Such licenses may be terminated by the licensors, and as a result the Fund may lose its ability to use the licensed name as a part of the name of the Fund or to receive data from the third party as it relates to the licensed investment strategy. Accordingly, in the event a license is terminated the name of the Fund would have to change and the Fund may have to change the investment strategy.

          o TRADING COST RISK. Due to the investment strategy of the Fund, the Fund's entire portfolio may be repositioned as part of the strategy. This may be expected to lead to higher average costs because the Fund could be trading large volumes in a limited number of securities during a short trading period.



PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to a broad-based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.


ANNUAL TOTAL RETURNS AS OF DECEMBER 31 [TO BE FILED BY AMENDMENT]



During the period covered, the Fund's highest quarterly return was 15.46% (3rd quarter of 2005) and its lowest quarterly return was 1.12% (2nd quarter of
2005).

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2006 [TO BE FILED BY AMENDMENT]

---------------------------------------------------------------------------- -------------------- ------------------
                                                                                   1 year           Life of Fund*
---------------------------------------------------------------------------- -------------------- ------------------
JNL/Mellon Capital Management Value Line(R) 25 Fund (Class A)                         %                   %
S&P 500 Index                                                                         %                   %
---------------------------------------------------------------------------- -------------------- ------------------

The S&P 500 Index is a capitalization-weighted index of 500 stocks. The index is described to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. *The Fund began operations on October 4, 2004.

[TO BE FILED BY AMENDMENT]

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly. The expenses do not reflect the expenses of the Contracts or the Separate Account, whichever may be applicable and the total expenses would be higher if they were included.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------ -----------------------------
                                                                                               CLASS A
------------------------------------------------------------------------------------ -----------------------------
------------------------------------------------------------------------------------ -----------------------------
Management/Administrative Fee                                                              %
------------------------------------------------------------------------------------ -----------------------------
------------------------------------------------------------------------------------ -----------------------------
12b-1 Fee                                                                                  %
------------------------------------------------------------------------------------ -----------------------------
------------------------------------------------------------------------------------ -----------------------------
Other Expenses*                                                                            %
------------------------------------------------------------------------------------ -----------------------------
------------------------------------------------------------------------------------ -----------------------------
Total Annual Fund Operating Expenses                                                       %
------------------------------------------------------------------------------------ -----------------------------



*Other expenses are based on estimated amounts for the current fiscal year.


EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts or the Separate Account and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

[TO BE FILED BY AMENDMENT]
  ---------------------------------------------------------------------------------- ------------------------------
  EXPENSE EXAMPLE                                                                               CLASS A
  ---------------------------------------------------------------------------------- ------------------------------
  ---------------------------------------------------------------------------------- ------------------------------
  1 Year                                                                                             $
  ---------------------------------------------------------------------------------- ------------------------------
  ---------------------------------------------------------------------------------- ------------------------------
  3 Years                                                                                            $
  ---------------------------------------------------------------------------------- ------------------------------
  ---------------------------------------------------------------------------------- ------------------------------
  5 Years                                                                                            $
  ---------------------------------------------------------------------------------- ------------------------------
  ---------------------------------------------------------------------------------- ------------------------------
  10 Years                                                                                           $
  ---------------------------------------------------------------------------------- ------------------------------


ADDITIONAL INFORMATION ABOUT THE PRINCIPAL INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. To effectively manage cash inflows and outflows, the Value Line 25 Fund will maintain a cash position primarily consisting of shares of money market mutual funds including an affiliated JNL Money Market Fund to the extent permitted under the 1940 Act. The Value Line 25 Fund may also invest to some degree in money market instruments.

The performance of the Value Line 25 Fund depends on the Sub-Adviser's ability to effectively implement the investment strategies of the Fund and will also depend on the performance of the stocks selected that meet the stock selection criteria.

The SAI has more information about the Value Line 25 Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

JNL/MELLON CAPITAL MANAGEMENT DOWSM DIVIDEND FUND


INVESTMENT OBJECTIVE. The investment objective of the JNL/Mellon Capital Management DowSM Dividend Fund ("Dow Dividend Fund") is to provide the potential for an above-average total return.

PRINCIPAL INVESTMENT STRATEGIES. The Dow Dividend Fund seeks to achieve its objective by investing approximately equal amounts in the common stock of the 20 companies included in the Dow Jones Select Dividend IndexSM which have the best overall ranking on both the change in return on assets of the last fiscal year compared to the prior year and price-to-book. The 20 companies are selected on each Stock Selection Date. The Stock Selection Date will be on or about January 1 of each year. The Sub-Adviser generally uses a buy and hold strategy, trading only within 5 business days of each Stock Selection Date and when cash flow activity occurs in the Fund. The Sub-Adviser may also trade for mergers or acquisitions if the original stock is not the surviving company and for dividend reinvestment. Between Stock Selection Dates, when cash inflows and outflows require, the Sub-Adviser purchases and sells common stocks of the 20 selected companies according to the approximate current percentage relationship among the common stocks.

The Dow Dividend Fund invests in the common stock of 20 companies included in the Dow Jones Select Dividend IndexSM. The 20 common stocks are chosen on each Stock Selection Date as follows:


          o Starting with the 100 stocks contained in the Dow Jones Select Dividend IndexSM, the Sub-Adviser selects only those stocks having at least $10 million of average daily trading volume (this dollar threshold will be adjusted by 10% annually).

          o Next, the Sub-Adviser ranks the remaining stocks by the following two factors:

          o Greatest change in return on assets of the last fiscal year compared to the prior year. An increase in return on assets generally indicates improving business fundamentals.

          o Price-to-book. A lower, but positive, price-to-book ratio is generally used as an indication of value.

          o The Sub-Adviser then selects an approximately equal-weighted portfolio of the 20 stocks with the best overall ranking on the above two factors for the Dow Dividend Fund.


Companies which, as of the selection date, Dow Jones has announced will be removed from the Dow Jones Select Dividend Index will be removed from the universe of securities from which the Dow Dividend Fund stocks are selected.

Certain provisions of the Investment Company Act of 1940, as amended, limit the ability of the Fund to invest more than 5% of the Fund's total assets in the stock of any company that derives more than 15% of its gross revenues from securities related activities ("Securities Related Companies"). If a Securities Related Company is selected by the strategy described above, the Sub-Adviser may depart from the Fund's investment strategy only to the extent necessary to maintain compliance with these provisions. Any amount that cannot be allocated to a Securities Related Company because of the 5% limit will be allocated among the remaining portfolio securities in proportion to the percentage relationships determined by the strategy.


PRINCIPAL RISKS OF INVESTING IN THE DOW DIVIDEND FUND. An investment in the Dow Dividend Fund is not guaranteed. As with any mutual fund, the value of the Dow Dividend Fund's shares will change, and you could lose money by investing in this Fund. A variety of factors may influence its investment performance, such as:

          o MARKET RISK. Because the Dow Dividend Fund invests in U.S.-traded equity securities, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, in response to changes in a particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of a company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

          o NON-DIVERSIFICATION. The Dow Dividend Fund is "non-diversified" as such term is defined in the Investment Company Act of 1940, as amended, which means that the Fund may hold securities of a smaller number of issuers than if it were "diversified." With a smaller number of different issuers, the Dow Dividend Fund is subject to more risk than another fund holding securities of a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation in the Dow Dividend Fund's total return and share price.


          o LIMITED MANAGEMENT. The Dow Dividend Fund's strategy of investing in 20 companies according to criteria determined on each Stock Selection Date prevents the Dow Dividend Fund from responding to market fluctuations, or changes in the financial condition or business prospects of the 20 selected companies, between Stock Selection Dates. As compared to other funds, this could subject the Dow Dividend Fund to more risk if one of the selected stocks declines in price or if certain sectors of the market, or the United States economy, experience downturns. The investment strategy may also prevent the Dow Dividend Fund from taking advantage of opportunities available to other funds.


          o INVESTMENT STRATEGY RISK. The principal investment strategy of the Dow Dividend Fund involves selecting common stocks of issuers that have experienced certain rates of growth in assets and a lower, but positive price-to-book ratio. There can be no assurance that the issuers whose stocks are selected will continue to experience a growth in assets.

          o INDUSTRY CONCENTRATION RISK. Because the Dow Dividend Fund may be concentrated in a certain industry, the Fund's performance is closely tied to, and affected by, the specific industry. Companies within an industry are often faced with the same obstacles, issues or regulatory burdens, and their common stock may react similarly and move in unison to these and other market conditions. As a result of these factors, stocks in which the Dow Dividend Fund invests may be more volatile, and carry greater risk of adverse developments that can affect many of the companies in which the Dow Dividend Fund invests, than a mixture of stocks of companies from a wide variety of industries.

          o UTILITY INDUSTRY CONCENTRATION RISK. The Dow Dividend Fund may considered to be concentrated in the utility industry. General problems of such issuers include risks of increases in fuel and other operating costs; restrictions on operations and increased costs and delays as a result of environmental, nuclear safety and other regulations; regulatory restrictions on the ability to pass increasing wholesale costs along to the retail and business customer; energy conservation; technological innovations which may render existing plants, equipment or products obsolete; the effects of local weather, maturing markets and difficulty in expanding to new markets due to regulatory and other factors;
               natural or man-made disasters; difficulty obtaining adequate returns on invested capital; the high cost of obtaining financing during periods of inflation; difficulties of the capital markets in absorbing utility debt and equity securities; and increased competition. In addition, taxes, government regulation, international politics, price and supply fluctuations, and volatile interest rates and energy conservation may cause difficulties for utilities. All of such issuers have been experiencing certain of these problems in varying degrees.

               Utility  companies  are subject to  extensive  regulation  at the federal and state levels in the United States. The value of utility company securities may decline as a result of changes to governmental regulation controlling the utilities industry. Adverse regulatory changes could prevent or delay utilities from passing along cost increases to customers, which could hinder a utility's ability to meet its obligations to its suppliers. In 2001, two California public utilities were threatened with involuntary bankruptcy proceedings by their creditors, and one of these utilities filed a voluntary petition for relief under Chapter 11 of the U.S. Bankruptcy Code of 1978. Furthermore, regulatory authorities, which may be subject to political and other pressures, may not grant future rate increases, or may impose accounting or operational policies, any of which could affect a company's profitability and the value of its securities. In addition, federal, state and municipal governmental authorities may review existing, and impose additional, regulations governing the licensing, construction and operation of nuclear power plants.

          o FINANCIAL INDUSTRY CONCENTRATION RISK. The Dow Dividend Fund may be concentrated in the financial industry. The Fund's performance may be closely tied to, and affected by, the financial industry. Companies within an industry are often faced with the same obstacles, issues or regulatory burdens, and their common stock may react similarly and move in unison to these and other market conditions. As a result of these factors, stocks in which the Dow Dividend Fund invests may be more volatile, and carry greater risk of adverse developments that can affect many of the companies in which the Dow Dividend Fund invests, than a mixture of stocks of companies from a wide variety of industries.


          o LICENSE TERMINATION RISK. The Fund relies on licenses from third parties to the Fund that permit the use of the intellectual property of such parties in connection with the name of the Fund. Such licenses may be terminated by the licensors, and as a result the Fund may lose its ability to use the licensed name as a part of the name of the Fund. Accordingly, in the event a license is terminated the name of the Fund would have to change.

          o TRADING COST RISK. Due to the investment strategy of the Fund, the Fund's entire portfolio may be repositioned as part of the strategy. This may be expected to lead to higher average costs because the Fund could be trading large volumes in a limited number of securities during a short trading period.


PERFORMANCE. The Performance of a Fund will vary from year to year. The Fund's performance figures will not reflect the deduction of any charges that are imposed under a variable insurance contract.


Performance information has not been presented because the Fund has less than one calendar year of performance. [TO BE FILED BY AMENDMENT]

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly. The expenses do not reflect the expenses of the Contracts or the Separate Account, whichever may be applicable and the total expenses would be higher if they were included.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

-------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
-------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------- -------------------------
                                                                                                  CLASS A
----------------------------------------------------------------------------------------- -------------------------
----------------------------------------------------------------------------------------- -------------------------
Management/Administrative Fee                                                                          %
----------------------------------------------------------------------------------------- -------------------------
----------------------------------------------------------------------------------------- -------------------------
12b-1 Fee                                                                                              %
----------------------------------------------------------------------------------------- -------------------------
----------------------------------------------------------------------------------------- -------------------------
Other Expenses*                                                                                        %
----------------------------------------------------------------------------------------- -------------------------
----------------------------------------------------------------------------------------- -------------------------
Total Annual Fund Operating Expenses                                                                   %
----------------------------------------------------------------------------------------- -------------------------



*Other expenses are based on estimated amounts for the current fiscal year.


EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts or the Separate Account and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


[TO BE FILED BY AMENDMENT]
----------------------------------------------------------------------------------------- ------------------------
EXPENSE EXAMPLE                                                                                   CLASS A
----------------------------------------------------------------------------------------- ------------------------
----------------------------------------------------------------------------------------- ------------------------
1 Year                                                                                                 $
----------------------------------------------------------------------------------------- ------------------------
----------------------------------------------------------------------------------------- ------------------------
3 Years                                                                                                $
----------------------------------------------------------------------------------------- ------------------------
----------------------------------------------------------------------------------------- ------------------------
5 Years                                                                                                $
----------------------------------------------------------------------------------------- ------------------------
----------------------------------------------------------------------------------------- ------------------------
10 Years                                                                                               $
----------------------------------------------------------------------------------------- ------------------------

ADDITIONAL INFORMATION ABOUT THE PRINCIPAL INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. To effectively manage cash inflows and outflows, the Dow Dividend Fund will maintain a cash position primarily consisting of shares of money market mutual funds including an affiliated JNL Money Market Fund to the extent permitted under the 1940 Act. The Dow Dividend Fund may also invest to some degree in money market instruments.

The performance of the Dow Dividend Fund depends on the Sub-Adviser's ability to effectively implement the investment strategies of this Fund and will also depend on the performance of the stocks selected that meet the stock selection criteria.

The  SAI  has  more  information   about  the  Dow  Dividend  Fund's  authorized
investments and strategies, as well as the risks and restrictions that may apply to them.

JNL/MELLON CAPITAL MANAGEMENT S&P(R) 24 FUND


INVESTMENT  OBJECTIVE.  The  investment  objective  of  the  JNL/Mellon  Capital
Management S&P(R) 24 Fund ("S&P 24 Fund") is total return through capital appreciation.


PRINCIPAL INVESTMENT STRATEGIES. The S&P 24 Fund seeks to achieve its objective by investing in the common stocks of companies that have the potential for capital appreciation. To select the stocks for the S&P 24 Fund, the Sub-Adviser selects a portfolio of common stocks of the 24 companies selected from a subset of stocks included in the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index(R)"). The 24 companies are selected only once annually on each "Stock Selection Date." The Stock Selection Date will be on or about January 1 of each year. The Sub-Adviser generally uses a buy and hold strategy, trading only within 5 business days of the Stock Selection Date and when cash flow activity occurs. The Sub-Adviser may also trade for mergers if the original stock is not the surviving company and for dividend reinvestment. Between Stock Selection Dates, when cash inflows and outflows require, the Sub-Adviser purchases and sells common stocks of the 24 selected companies according to the approximate current percentage relationship among the common stocks.

Companies, which, as of the selection date, Standard & Poor's has announced will be removed from the S&P 500 Index(R) will be removed from the universe of securities from which the S&P 24 Fund stocks are selected.


The 24 companies are selected only once annually on each Stock Selection Date using the following steps:


          o All of the economic sectors in the S&P 500 Index(R) are ranked by market capitalization and the eight largest sectors are selected;

          o The stocks in each of those eight sectors are then ranked among their peers based on three distinct factors:

               o Factor 1: Trailing four quarters' return on assets, which is net income divided by average assets. Those stocks with high return on assets achieve better rankings.

               o Factor 2: Buyback yield, which measures the percentage decrease in common stock outstanding versus one year earlier. Those stocks with greater percentage decreases receive better rankings.

               o Factor 3: Bullish interest indicator, which compares the number of shares traded in months in which the stock price rose to the number of shares traded in months which the stock price declined. Those stocks with a high bullish interest indicator achieve better rankings.

          o The three stocks from each of the eight sectors with the highest combined ranking on these three factors are selected for S&P 24 Fund. In the event of a tie within a sector, the stock with the higher market capitalization is selected.


Each stock receives a weighting equivalent to its relative market value among the three stocks from the individual sector. The combined weight of the three stocks for a sector is equal to the sector's equivalent weighting among the eight sectors being selected from.

Certain provisions of the Investment Company Act of 1940, as amended, limit the ability of the Fund to invest more than 5% of the Fund's total assets in the stock of any company that derives more than 15% of its gross revenues from securities related activities ("Securities Related Companies"). If a Securities Related Company is selected by the strategy described above, the Sub-Adviser may depart from the Fund's investment strategy only to the extent necessary to maintain compliance with these provisions. Any amount that cannot be allocated to a Securities Related Company because of the 5% limit will be allocated among the remaining portfolio securities in proportion to the percentage relationships determined by the strategy.


PRINCIPAL RISKS OF INVESTING IN THE S&P 24 FUND. An investment in the S&P 24 Fund is not guaranteed. As with any mutual fund, the value of the S&P 24 Fund's shares will change, and you could lose money by investing in this Fund. A variety of factors may influence its investment performance, such as:

          o MARKET RISK. Because the S&P 24 Fund invests in U.S.-traded equity securities, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, in response to changes in a particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of a company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

          o INVESTMENT STRATEGY RISK. The principal investment strategy of the S&P 24 Fund involves investing in the common stocks of companies that have the potential for capital appreciation. This strategy involves selecting common stocks of issuers that have experienced certain rates of growth in income, certain levels of stock buyback, and that have experienced recent price appreciation coupled with certain share trading volume patterns. There can be no assurance that the issuers whose stocks are selected will continue to experience growth in these areas or continue to have stocks buybacks and targeted trading volumes.
               There can be no assurance that the prices of the selected issuers' stocks will not decline. Stocks held by the Fund will generally not be bought or sold in response to market fluctuations. The stocks may be issued by companies concentrated in particular industries.


          o LIMITED MANAGEMENT. The S&P 24 Fund's strategy of investing in companies according to criteria determined on each Stock Selection Date prevents S&P 24 Fund from responding to market fluctuations, or changes in the financial condition or business prospects of the 24 selected companies, between Stock Selection Dates. As compared to other funds, this could subject the S&P 24 Fund to more risk if one of the selected stocks declines in price or if certain sectors of the market, or the United States economy, experience downturns. The investment strategy may also prevent the S&P 24 Fund from taking advantage of opportunities available to other funds.


          o NON-DIVERSIFICATION. The S&P 24 Fund is "non-diversified" as such term is defined in the Investment Company Act of 1940, as amended, which means that the Fund may allocate more of its assets to a single issuer than would be permissible if it were "diversified". With smaller number of different issuers, the S&P 24 is subject to more risk than another fund holding securities of a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation in the S&P 24 Fund's total return and share price.


          o LICENSE TERMINATION RISK. The Fund relies on licenses from third parties to the Fund that permit the use of the intellectual property of such parties in connection with the name of the Fund. Such licenses may be terminated by the licensors, and as a result the Fund may lose its ability to use the licensed name as a part of the name of the Fund. Accordingly, in the event a license is terminated the name of the Fund would have to change.

          o TRADING COST RISK. Due to the investment strategy of the Fund, the Fund's entire portfolio may be repositioned as part of the strategy. This may be expected to lead to higher average costs because the Fund could be trading large volumes in a limited number of securities during a short trading period.


PERFORMANCE. The Performance of a Fund will vary from year to year. The Fund's performance figures will not reflect the deduction of any charges that are imposed under a variable insurance contract.


Performance information has not been presented because the Fund has less than one calendar year of performance. [TO BE FILED BY AMENDMENT]

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly. The expenses do not reflect the expenses of the Contracts or the Separate Account, whichever may be applicable and the total expenses would be higher if they were included.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------- --------------------------
                                                                                                 CLASS A
--------------------------------------------------------------------------------------- --------------------------
--------------------------------------------------------------------------------------- --------------------------
Management/Administrative Fee                                                                          %
--------------------------------------------------------------------------------------- --------------------------
--------------------------------------------------------------------------------------- --------------------------
12b-1 Fee                                                                                            %
--------------------------------------------------------------------------------------- --------------------------
--------------------------------------------------------------------------------------- --------------------------
Other Expenses*                                                                                        %
--------------------------------------------------------------------------------------- --------------------------
--------------------------------------------------------------------------------------- --------------------------
Total Annual Fund Operating Expenses                                                                   %
--------------------------------------------------------------------------------------- --------------------------


*Other expenses are based on estimated amounts for the current fiscal year.


EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts or the Separate Account and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

[TO BE FILED BY AMENDMENT]
---------------------------------------------------------------------------------------- --------------------------
EXPENSE EXAMPLE                                                                                   CLASS A
---------------------------------------------------------------------------------------- --------------------------
---------------------------------------------------------------------------------------- --------------------------
1 Year                                                                                                  $
---------------------------------------------------------------------------------------- --------------------------
---------------------------------------------------------------------------------------- --------------------------
3 Years                                                                                                 $
---------------------------------------------------------------------------------------- --------------------------
---------------------------------------------------------------------------------------- --------------------------
5 Years                                                                                                 $
---------------------------------------------------------------------------------------- --------------------------
---------------------------------------------------------------------------------------- --------------------------
10 Years                                                                                                $
---------------------------------------------------------------------------------------- --------------------------

ADDITIONAL INFORMATION ABOUT THE PRINCIPAL INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. To effectively manage cash inflows and outflows, the S&P(R) 24 Fund will maintain a cash position primarily consisting of shares of money market mutual funds including an affiliated JNL Money Market Fund to the extent permitted under the 1940 Act. The S&P(R) 24 Fund may also invest to some degree in money market instruments.

The performance of the S&P(R) 24 Fund depends on the sub-adviser's ability to effectively implement the investment strategies of this Fund and will also depend on the performance of the stocks selected that meet the stock selection criteria.

The SAI has more information about the S&P 24 Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

JNL/MELLON CAPITAL MANAGEMENT S&P(R) SMID 60 FUND

INVESTMENT  OBJECTIVE.  The  investment  objective  of  the  JNL/Mellon  Capital
Management S&P(R) SMid 60 Fund ("SMid 60 Fund") is to provide capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES. The SMid 60 Fund seeks to achieve its objective by identifying small and mid-capitalization companies with improving fundamental performance and sentiment. The SMid 60 Fund focuses on small and mid-capitalization companies because the Sub-Adviser believes they are more likely to be in an earlier stage of their economic life cycle than mature large-cap companies. In addition, the ability to take advantage of share price discrepancies is likely to be greater with smaller stocks than with more widely followed large-cap stocks. The SMid 60 Fund invests in the common stock of 30 companies included in the Standard & Poor's MidCap 400 Index ("S&P MidCap 400") and 30 companies in the Standard & Poor's SmallCap 600 Index ("S&P SmallCap
600") (each an "Index", collectively the "Indexes"). The 60 companies are selected each Stock Selection Date. Initially, the Stock Selection Date will be January 1, 2007. Thereafter the Stock Selection Date will be on or about January 1 of each year. The Sub-Adviser generally uses a buy and hold strategy, trading around each Stock Selection Date and when cash flow activity occurs in the Fund. The Sub-Adviser may also trade for mergers or acquisitions if the original stock is not the surviving company and for dividend reinvestment. Between Stock Selection Dates, when cash inflows and outflows require, the Sub-Adviser purchases and sells common stocks of the 60 selected companies according to the approximate current percentage relationship among the common stocks (determined based on market value)..

Companies, which as of the selection date, Standard & Poor's has announced will be removed from the S&P MidCap 400 and the S&P SmallCap 600, will be removed from the universe of securities from which SMid 60 Fund stocks are selected.

The 60 common stocks are chosen as follows:

     >> the Sub-Adviser begins with the stocks that comprise the S&P MidCap 400 and the S&P SmallCap 600 as of the Stock Selection Date;

     >> the Sub-Adviser ranks the stocks in each Index by price to book value and selects the best quartile from each Index - 100 stocks from the S&P MidCap 400 and 150 stocks from the S&P SmallCap 600 with the lowest, but positive, price to book ratio;

     >>   the Sub-Adviser then ranks each remaining stock on three (3) factors:

          o    Price to cash flow;

          o    Year  to date  change  in  return  on  assets;

          o    3-month price appreciation.

     >> the Sub-Adviser eliminates any stock with a market capitalization of less than $250 million and with average daily trading volume of less than $250,000;

     >> the 30 stocks from each Index with the highest combined ranking on the three (3) factors set forth above are selected for the SMid 60 Fund; and

     >> the stocks selected from the S&P MidCap 400 are given twice the weight of the stocks selected from the S&P SmallCap 600.

Certain provisions of the Investment Company Act of 1940, as amended, limit the ability of the SMid 60 Fund to invest more than 5% of the SMid 60 Fund's total assets in the stock of any company that derives more than 15% of its gross revenues from securities related activities (Securities Related Companies). If a Securities Related Company is selected by the strategy described above, the Sub-Adviser may depart from the SMid 60 Fund's investment strategy only to the extent necessary to maintain compliance with these provisions. Any amount that cannot be allocated to a Securities Related Company because of the 5% limit will be allocated among the remaining portfolio securities in proportion to the percentage relationships determined by the strategy.

PRINCIPAL RISKS OF INVESTING IN THE SMID 60 FUND. An investment in the SMid 60 Fund is not guaranteed. As with any mutual fund, the value of the SMid 60 Fund's shares will change, and you could lose money by investing in this Fund. A variety of factors may influence its investment performance, such as:

          o MARKET RISK. Because the SMid 60 Fund invests in U.S.-traded equity securities, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, in response to changes in a particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of a company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

          o NON-DIVERSIFICATION. The SMid 60 Fund is "non-diversified" as such term is defined in the Investment Company Act of 1940, as amended, which means that the Fund may hold securities of a smaller number of issuers than if it were "diversified." With a smaller number of different issuers, the SMid 60 Fund is subject to more risk than another fund holding securities of a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation in the SMid60 Fund's total return and share price.

          o LIMITED MANAGEMENT. The SMid 60 Fund's strategy of investing in 60 companies according to criteria determined on each Stock Selection Date prevents the SMid 60 Fund from responding to market fluctuations, or changes in the financial condition or business prospects of the 60 selected companies, between Stock Selection Dates. As compared to other funds, this could subject the SMid60 Fund to more risk if one of the selected stocks declines in price or if certain sectors of the market, or the United States economy, experience downturns. The investment strategy may also prevent the SMid 60 Fund from taking advantage of opportunities available to other funds.

          o SMALL CAP INVESTING. Investing in smaller, newer companies generally involves greater risks than investing in larger, more established ones. The companies in which the SMid 60 Fund is likely to invest may have limited product lines, markets or financial resources or may depend on the expertise of a few people and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general. In addition, many small capitalization companies may be in the early stages of development. Also, since equity securities of smaller companies may not be traded as often as equity securities of larger, more established companies, it may be difficult or impossible for the portfolio to sell securities at a desirable price. Securities of such issuers may lack sufficient market liquidity to enable the Fund to effect sales at an advantageous time or without a substantial drop in price. Accordingly, an investment in the SMid 60 Fund may not be appropriate for all investors.

          o TRADING COST RISK. Due to the investment strategy of the Fund, the Fund's entire portfolio may be repositioned as part of the strategy. This may be expected to lead to higher average costs because the Fund could be trading large volumes in a limited number of securities during a short trading period.

          o MID-CAPITALIZATION INVESTING RISK. The prices of securities of mid-capitalization companies tend to fluctuate more widely than those of larger, more established companies. Securities of such issuers may lack sufficient market liquidity to enable the Fund to effect sales at an advantageous time or without a substantial drop in price.

          o LICENSE TERMINATION RISK. The SMid 60 Fund relies on licenses from third parties to the SMid 60 Fund that permit the use of the intellectual property of such parties in connection with the name of the SMid 60 Fund. Such licenses may be terminated by the licensors, and as a result the SMid 60 Fund may lose its ability to use the licensed name as a part of the name of the SMid 60 Fund. Accordingly, in the event a license is terminated it may have a significant effect on the operation of the SMid 60 Fund.

PERFORMANCE. The Performance of a Fund will vary from year to year. The Fund's performance figures will not reflect the deduction of any charges that are imposed under a variable insurance contract.

In addition, the performance of the Fund depends on the Sub-Adviser's ability to effectively implement the investment strategies of the Fund.

Performance for the Fund has not been included because the Fund will commence operations on or about the date of this prospectus.

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly. The expenses do not reflect the expenses of the Contracts or the Separate Account, whichever may be applicable and the total expenses would be higher if they were included.


SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE


-------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
-------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------- -------------------------
                                                                                                  CLASS A
----------------------------------------------------------------------------------------- -------------------------
----------------------------------------------------------------------------------------- -------------------------
Management/Administrative Fee                                                                      0.52%
----------------------------------------------------------------------------------------- -------------------------
----------------------------------------------------------------------------------------- -------------------------
12b-1 Fee                                                                                          0.20%
----------------------------------------------------------------------------------------- -------------------------
----------------------------------------------------------------------------------------- -------------------------
Other Expenses*                                                                                    0.02%
----------------------------------------------------------------------------------------- -------------------------
----------------------------------------------------------------------------------------- -------------------------
Total Annual Fund Operating Expenses                                                               0.74%
----------------------------------------------------------------------------------------- -------------------------
-------------------------------------------------------------------------------------------------------------------



ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
-------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------- -------------------------
                                                                                                  CLASS B
----------------------------------------------------------------------------------------- -------------------------
----------------------------------------------------------------------------------------- -------------------------
Management/Administrative Fee                                                                      0.52%
----------------------------------------------------------------------------------------- -------------------------
----------------------------------------------------------------------------------------- -------------------------
12b-1 Fee                                                                                          0.00%
----------------------------------------------------------------------------------------- -------------------------
----------------------------------------------------------------------------------------- -------------------------
Other Expenses*                                                                                    0.02%
----------------------------------------------------------------------------------------- -------------------------
----------------------------------------------------------------------------------------- -------------------------
Total Annual Fund Operating Expenses                                                               0.54%
----------------------------------------------------------------------------------------- -------------------------


*Other expenses are based on estimated amounts for the current fiscal year.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts or the Separate Account and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


--------------------------------------------------------------------------------------- --------------------------
EXPENSE EXAMPLE                                                                                  CLASS A
--------------------------------------------------------------------------------------- --------------------------
--------------------------------------------------------------------------------------- --------------------------
1 Year                                                                                               $76
--------------------------------------------------------------------------------------- --------------------------
--------------------------------------------------------------------------------------- --------------------------
3 Years                                                                                             $237
--------------------------------------------------------------------------------------- --------------------------
--------------------------------------------------------------------------------------- --------------------------
EXPENSE EXAMPLE                                                                                  CLASS B
--------------------------------------------------------------------------------------- --------------------------
--------------------------------------------------------------------------------------- --------------------------
1 Year                                                                                               $55
--------------------------------------------------------------------------------------- --------------------------
--------------------------------------------------------------------------------------- --------------------------
3 Years                                                                                             $173
--------------------------------------------------------------------------------------- --------------------------


ADDITIONAL INFORMATION ABOUT THE PRINCIPAL INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. To effectively manage cash inflows and outflows, the SMid 60 Fund will maintain a cash position primarily consisting of shares of money market mutual funds including an affiliated JNL Money Market Fund to the extent permitted under the Investment Company Act of 1940, as amended (the "1940 Act").

The SAI has more information about the SMid 60 Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

JNL/MELLON CAPITAL MANAGEMENT NYSE(R) INTERNATIONAL 25 FUND

INVESTMENT OBJECTIVE. The investment objective of the JNL/Mellon Capital Management NYSE(R) International 25 Fund ("International 25 Fund") is to provide capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES. The International 25 Fund seeks to achieve its objective by investing in foreign companies. The 25 companies are selected each Stock Selection Date. Initially, the Stock Selection Date will be January 1, 2007. Thereafter, the Stock Selection Date will be on or about January 1 of each year. The Sub-Adviser generally uses a buy and hold strategy, trading around each Stock Selection Date and when cash flow activity occurs in the Fund. The Sub-Adviser may also trade for mergers or acquisitions if the original stock is not the surviving company and for dividend reinvestment. Between Stock Selection Dates, when cash inflows and outflows require, the Sub-Adviser purchases and sells common stocks of the 25 selected companies according to the approximate current percentage relationship among the common stocks (determined based on market value).

Companies, which as of the selection date, NYSE has announced will be removed from the NYSE International 100 IndexSM, will be removed from the universe of securities from which the International 25 Fund stocks are selected.

The International 25 Fund stocks are determined as follows:

     >> The Sub-Adviser begins with stocks that comprise the NYSE International 100 IndexSM as of the Stock Selection Date. The NYSE
          International 100 Index is comprised of the 100 largest non-U.S. stocks trading on the New York Stock Exchange.

     >> The Sub-Adviser screens for liquidity by eliminating companies with average daily trading volume below $300,000 for the prior three (3) months.

     >>   The Sub-Adviser then ranks the remaining stocks on two (2) factors:

          o    Price to book
          o    Price to cash flow

          Lower, but positive, price to book and price to cash flow ratios are generally used as an indication of value.

     >> The Sub-Adviser then purchases an equally-weighted portfolio of the 25 stocks with the best overall ranking on the two (2) factors.

Certain provisions of the Investment Company Act of 1940, as amended, limit the ability of the International 25 Fund to invest more than 5% of the International 25 Fund's total assets in the stock of any company that derives more than 15% of its gross revenues from securities related activities ("Securities Related Companies"). If a Securities Related Company is selected by the strategy described above, the Sub-Adviser may depart from the International 25 Fund's investment strategy only to the extent necessary to maintain compliance with these provisions. Any amount that cannot be allocated to a Securities Related Company because of the 5% limit will be allocated among the remaining portfolio securities in proportion to the percentage relationships determined by the strategy.

PRINCIPAL RISKS OF INVESTING IN THE INTERNATIONAL 25 FUND. An investment in the International 25 Fund is not guaranteed. As with any mutual fund, the value of the International 25 Fund's shares will change, and you could lose money by investing in this Fund. A variety of factors may influence its investment performance, such as:

          o MARKET RISK. Because the International 25 Fund invests in stocks of foreign companies, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

          o NON-DIVERSIFICATION. The International 25 Fund is "non-diversified" as such term is defined in the Investment Company Act of 1940, as amended, which means that the Fund may hold securities of a smaller number of issuers than if it were "diversified." With a smaller number of different issuers, the International 25 Fund is subject to more risk than another fund holding securities of a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation in the International 25 Fund's total return and share price.

          o    LIMITED  MANAGEMENT.  The  International  25 Fund's  strategy  of investing in 25 companies according to criteria determined on each Stock Selection Date prevents the International 25 Fund from responding to market fluctuations, or changes in the financial condition or business prospects of the 25 selected companies, between Stock Selection Dates. As compared to other funds, this could subject the International 25 Fund to more risk if one of the selected stocks declines in price or if certain sectors of the market, or the United States economy, experience downturns. The investment strategy may also prevent the International 25 Fund from taking advantage of opportunities available to other funds.

          o FOREIGN INVESTING RISK. Because the International 25 Fund invests in stocks of foreign companies, it is also subject to foreign investing risk. Foreign investing involves risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information, and more volatile or less liquid securities markets. In particular, because the International 25 Fund may be concentrated in the securities of issuers in specific foreign jurisdictions, any economic development that negatively affects such jurisdictions may have an adverse effect on issuers contained in the International 25 Fund. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, confiscatory foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than U.S. accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause the International 25 Fund's performance to fluctuate more than if it held only U.S. securities.

          o LICENSE TERMINATION RISK. The International 25 Fund relies on licenses from third parties to the International 25 Fund that permit the use of the intellectual property of such parties in connection with the name of the International 25 Fund. Such licenses may be terminated by the licensors, and as a result the International 25 Fund may lose its ability to use the licensed name as a part of the name of the International 25 Fund. Accordingly, in the event a license is terminated the name of the International 25 Fund would have to change.

          o TRADING COST RISK. Due to the investment strategy of the Fund, the Fund's entire portfolio may be repositioned as part of the strategy. This may be expected to lead to higher average costs because the Fund could be trading large volumes in a limited number of securities during a short trading period.

PERFORMANCE. The Performance of a Fund will vary from year to year. The Fund's performance figures will not reflect the deduction of any charges that are imposed under a variable insurance contract.

In addition, the performance of the Fund depends on the Sub-Adviser's ability to effectively implement the investment strategies of the Fund.

Performance for the Fund has not been included because the Fund will commence operations on or about the date of this prospectus.

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly. The expenses do not reflect the expenses of the Contracts or the Separate Account, whichever may be applicable and the total expenses would be higher if they were included.


SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE


-------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
-------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------- -------------------------
                                                                                                  CLASS A
----------------------------------------------------------------------------------------- -------------------------
----------------------------------------------------------------------------------------- -------------------------
Management/Administrative Fee                                                                      0.57%
----------------------------------------------------------------------------------------- -------------------------
----------------------------------------------------------------------------------------- -------------------------
12b-1 Fee                                                                                          0.20%
----------------------------------------------------------------------------------------- -------------------------
----------------------------------------------------------------------------------------- -------------------------
Other Expenses*                                                                                    0.05%
----------------------------------------------------------------------------------------- -------------------------
----------------------------------------------------------------------------------------- -------------------------
Total Annual Fund Operating Expenses                                                               0.82%
----------------------------------------------------------------------------------------- -------------------------
-------------------------------------------------------------------------------------------------------------------



ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
-------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------- -------------------------
                                                                                                  CLASS B
----------------------------------------------------------------------------------------- -------------------------
----------------------------------------------------------------------------------------- -------------------------
Management/Administrative Fee                                                                      0.57%
----------------------------------------------------------------------------------------- -------------------------
----------------------------------------------------------------------------------------- -------------------------
12b-1 Fee                                                                                          0.00%
----------------------------------------------------------------------------------------- -------------------------
----------------------------------------------------------------------------------------- -------------------------
Other Expenses*                                                                                    0.05%
----------------------------------------------------------------------------------------- -------------------------
----------------------------------------------------------------------------------------- -------------------------
Total Annual Fund Operating Expenses                                                               0.62%
----------------------------------------------------------------------------------------- -------------------------



*Other expenses are based on estimated amounts for the current fiscal year.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts or the Separate Account and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



--------------------------------------------------------------------------------------- --------------------------
EXPENSE EXAMPLE                                                                                  CLASS A
--------------------------------------------------------------------------------------- --------------------------
--------------------------------------------------------------------------------------- --------------------------
1 Year                                                                                               $84
--------------------------------------------------------------------------------------- --------------------------
--------------------------------------------------------------------------------------- --------------------------
3 Years                                                                                             $262
--------------------------------------------------------------------------------------- --------------------------
--------------------------------------------------------------------------------------- --------------------------
EXPENSE EXAMPLE                                                                                  CLASS B
--------------------------------------------------------------------------------------- --------------------------
--------------------------------------------------------------------------------------- --------------------------
1 Year                                                                                               $63
--------------------------------------------------------------------------------------- --------------------------
--------------------------------------------------------------------------------------- --------------------------
3 Years                                                                                             $199
--------------------------------------------------------------------------------------- --------------------------



ADDITIONAL  INFORMATION  ABOUT  THE  PRINCIPAL  INVESTMENT   STRATEGIES,   OTHER
INVESTMENTS AND RISKS OF THE FUND. The stocks in the International 25 Fund are not expected to reflect the entire NYSE nor track the movements of the NYSE.

To effectively manage cash inflows and outflows, the International 25 Fund will maintain a cash position primarily consisting of shares of money market mutual funds including an affiliated JNL Money Market Fund to the extent permitted under the Investment Company Act of 1940, as amended (the "1940 Act").

The SAI has more information about the International 25 Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

JNL/MELLON CAPITAL MANAGEMENT 25 FUND


INVESTMENT OBJECTIVE. The investment objective of the JNL/Mellon Capital Management 25 Fund ("25 Fund") is total return through a combination of capital appreciation and dividend income.

PRINCIPAL INVESTMENT STRATEGIES. The 25 Fund seeks to achieve its objective by investing in the common stocks of 25 companies selected from a pre-screened subset of the stocks listed on the New York Stock Exchange ("NYSE"). The 25 companies are selected only once annually on each Stock Selection Date. The Stock Selection Date will be on or about January 1 of each year. The Sub-Adviser generally uses a buy and hold strategy, trading only within 5 business days of each Stock Selection Date and when cash flow activity occurs in the Fund. The Sub-Adviser may also trade for mergers if the original stock is not the surviving company and for dividend reinvestment.


Companies, which as of the selection date, will be removed from the NYSE will be removed from the universe of securities from which the 25 Fund stocks are selected.


Certain provisions of the Investment Company Act of 1940, as amended, limit the ability of the Fund to invest more than 5% of the Fund's total assets in the stock of any company that derives more than 15% of its gross revenues from securities related activities ("Securities Related Companies"). If a Securities Related Company is selected by the strategy described above, the Sub-Adviser may depart from the Fund's investment strategy only to the extent necessary to maintain compliance with these provisions. Any amount that cannot be allocated to a Securities Related Company because of the 5% limit will be allocated among the remaining portfolio securities in proportion to the percentage relationships determined by the strategy.


PRINCIPAL RISKS OF INVESTING IN THE 25 FUND. An investment in the 25 Fund is not guaranteed. As with any mutual fund, the value of the 25 Fund's shares will change, and you could lose money by investing in this Fund. A variety of factors may influence its investment performance, such as:

          o MARKET RISK. Because the 25 Fund invests in U.S.-traded equity securities, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, in response to changes in a particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of a company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

          o NON-DIVERSIFICATION. The 25 Fund is "non-diversified" as such term is defined in the Investment Company Act of 1940, as amended, which means that the Fund may hold securities of a smaller number of issuers than if it were "diversified." With a smaller number of different issuers, the 25 Fund is subject to more risk than another fund holding securities of a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation in the 25 Fund's total return and share price.


          o LIMITED MANAGEMENT. The 25 Fund's strategy of investing in 25 companies according to criteria determined on each Stock Selection Date prevents the 25 Fund from responding to market fluctuations, or changes in the financial condition or business prospects of the 25 selected companies, between Stock Selection Dates. As compared to other funds, this could subject the 25 Fund to more risk if one of the selected stocks declines in price or if certain sectors of the market, or the United States economy, experience downturns. The investment strategy may also prevent the 25 Fund from taking advantage of opportunities available to other funds.


          o INVESTMENT STRATEGY RISK. The principal investment strategy of the 25 Fund involves selecting large capitalization common stocks that have high Dividend Yields relative to other large capitalization common stocks comprising an index. The Dividend Yields of such stocks may be high relative to such other stocks because the share price of the stock has declined relative to such other stocks. The stocks selected may be out of favor with investors because the issuer is experiencing financial difficulty, has had or forecasts weak earnings performance, has been subject to negative publicity, or has experienced other unfavorable developments relating to its business. There can be no assurance that the negative factors that have caused the issuer's stock price to have declined relative to other stocks will not cause further decreases in the issuer's stock price, or that the dividend paid on the stock will be maintained.


          o TRADING COST RISK. Due to the investment strategy of the Fund, the Fund's entire portfolio may be repositioned as part of the strategy. This may be expected to lead to higher average costs because the Fund could be trading large volumes in a limited number of securities during a short trading period.


PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to broad-based indices since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

Mellon Capital Management Corporation ("Mellon Capital") has been serving as the Sub-Adviser to this Fund since February 18, 2004. Returns shown for the period prior to that date reflect the results achieved by prior Sub-Advisers.

Effective April 28, 2006, the Fund was combined with JNL/Mellon Capital Management 25 Fund of JNLNY Variable Fund I LLC ("Acquired Fund"), with JNL/Mellon Capital Management 25 Fund of JNL Variable Fund LLC as the surviving Fund. The performance shown is the Fund's historic performance and does not reflect the performance of the Acquired Fund.


ANNUAL TOTAL RETURNS AS OF DECEMBER 31 [TO BE FILED BY AMENDMENT]


During the period covered, the Fund's highest quarterly return was 20.09% (4th quarter of 2003) and its lowest quarterly return was -18.33% (3rd quarter of
2002).


AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2006 [TO BE FILED BY AMENDMENT]
   ----------------------------------------------------------- ------------------- -------------- -------------------
                                                                     1 year           5 year        Life of Fund*
   ----------------------------------------------------------- ------------------- -------------- -------------------
   JNL/Mellon Capital Management 25 Fund (Class A)                      %                  %              %
   S&P MidCap 400/Barra Value Index                                     %                  %              %
   S&P 500 Index                                                        %                  %              %
   ----------------------------------------------------------- ------------------- -------------- -------------------


The S&P MidCap 400/Barra Value Index is a capitalization-weighted index of all stocks in the Standard & Poor's 400 that have low price-to-book ratios. The S&P 500 Index is a capitalization-weighted index of 500 stocks. The index is described to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. * The Fund began operations on July 6, 1999. Information for the Class B share is not shown because they did not begin to be offered until May 1, 2006.


[TO BE FILED BY AMENDMENT] EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly. The expenses do not reflect the expenses of the Contracts or the Separate Account, whichever may be applicable and the total expenses would be higher if they were included.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------- ----------------------------
                                                                                                CLASS A
------------------------------------------------------------------------------------- ----------------------------
------------------------------------------------------------------------------------- ----------------------------
Management/Administrative Fee                                                                      %
------------------------------------------------------------------------------------- ----------------------------
------------------------------------------------------------------------------------- ----------------------------
12b-1 Fee                                                                                          %
------------------------------------------------------------------------------------- ----------------------------
------------------------------------------------------------------------------------- ----------------------------
Other Expenses*                                                                                    %
------------------------------------------------------------------------------------- ----------------------------
------------------------------------------------------------------------------------- ----------------------------
Total Annual Fund Operating Expenses                                                               %
------------------------------------------------------------------------------------- ----------------------------
------------------------------------------------------------------------------------------------------------------



ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------- ----------------------------
                                                                                                CLASS B
------------------------------------------------------------------------------------- ----------------------------
------------------------------------------------------------------------------------- ----------------------------
Management/Administrative Fee                                                                      %
------------------------------------------------------------------------------------- ----------------------------
------------------------------------------------------------------------------------- ----------------------------
12b-1 Fee                                                                                          %
------------------------------------------------------------------------------------- ----------------------------
------------------------------------------------------------------------------------- ----------------------------
Other Expenses*                                                                                    %
------------------------------------------------------------------------------------- ----------------------------
------------------------------------------------------------------------------------- ----------------------------
Total Annual Fund Operating Expenses                                                               %
------------------------------------------------------------------------------------- ----------------------------


*Other expenses are based on estimated amounts for the current fiscal year.


EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts or the Separate Account and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

[TO BE FILED BY AMENDMENT]
------------------------------------------------------------------------------------- -----------------------------
EXPENSE EXAMPLE                                                                                 CLASS A
------------------------------------------------------------------------------------- -----------------------------
------------------------------------------------------------------------------------- -----------------------------
1 Year                                                                                               $
------------------------------------------------------------------------------------- -----------------------------
------------------------------------------------------------------------------------- -----------------------------
3 Years                                                                                              $
------------------------------------------------------------------------------------- -----------------------------
------------------------------------------------------------------------------------- -----------------------------
5 Years                                                                                              $
------------------------------------------------------------------------------------- -----------------------------
------------------------------------------------------------------------------------- -----------------------------
10 Years                                                                                             $
------------------------------------------------------------------------------------- -----------------------------


------------------------------------------------------------------------------------- -----------------------------
EXPENSE EXAMPLE                                                                                 CLASS B
------------------------------------------------------------------------------------- -----------------------------
------------------------------------------------------------------------------------- -----------------------------
1 Year                                                                                               $
------------------------------------------------------------------------------------- -----------------------------
------------------------------------------------------------------------------------- -----------------------------
3 Years                                                                                              $
------------------------------------------------------------------------------------- -----------------------------
------------------------------------------------------------------------------------- -----------------------------
5 Years                                                                                              $
------------------------------------------------------------------------------------- -----------------------------
------------------------------------------------------------------------------------- -----------------------------
10 Years                                                                                             $
------------------------------------------------------------------------------------- -----------------------------



ADDITIONAL  INFORMATION  ABOUT  THE  PRINCIPAL  INVESTMENT   STRATEGIES,   OTHER
INVESTMENTS AND RISKS OF THE FUND. The 25 Fund consists of a portfolio of 25 common stocks selected through the following five-step process on each Stock Selection Date:


          o the Sub-Adviser selects all the dividend-paying common stocks listed on the NYSE (excluding financial, transportation and utility stocks, American Depositary Receipts, limited partnerships, any stock included in the Dow Jones Industrial Average);

          o those common stocks are then ranked from highest to lowest market capitalization, and the Sub-Adviser selects the 400 highest market capitalization stocks;

          o those 400 common stocks are then ranked, in terms of Dividend Yield, from highest to lowest, and the Sub-Adviser selects the 75 highest dividend-yielding stocks;

          o from the remaining 75 stocks, the Sub-Adviser discards the 50 highest dividend-yielding stocks and selects the remaining 25 stocks; and

          o the Sub-Adviser allocates approximately equal amounts of the 25 Fund to the 25 common stocks selected for the portfolio.

Between Stock Selection Dates, when cash inflows and outflows require, the Sub-Adviser purchases and sells common stocks of the 25 selected companies according to the approximate current percentage relationship among the common stocks.

To effectively manage cash inflows and outflows, the 25 Fund will maintain a cash position primarily consisting of shares of money market mutual funds including an affiliated JNL Money Market Fund to the extent permitted under the 1940 Act. The 25 Fund may also invest to some degree in money market instruments.

The performance of the 25 Fund depends on the Sub-Adviser's ability to effectively implement the investment strategies of this Fund and will also depend on the performance of the stocks selected that meet the stock selection criteria.

The SAI has more information about the 25 Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

JNL/MELLON CAPITAL MANAGEMENT SELECT SMALL-CAP FUND


INVESTMENT OBJECTIVE. The investment objective of the JNL/Mellon Capital Management Select Small-Cap Fund ("Select Small-Cap Fund") is total return through capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES. Under normal circumstances, the Select Small-Cap Fund seeks to achieve its objective by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a portfolio of common stocks of 40 small capitalization ("small cap") companies selected from a pre-screened subset of the common stocks listed on the New York Stock Exchange ("NYSE"), the American Stock Exchange ("AMEX") or The Nasdaq Stock Market ("Nasdaq"), on each Stock Selection Date. The Select Small-Cap Fund deems a small cap company to be one with a market capitalization between $250 million and $1.5 billion. These companies are selected only once annually on each Stock Selection Date. The Stock Selection Date will be on or about January 1 of each year. The Sub-Adviser generally uses a buy and hold strategy, trading only within 5 business days of each Stock Selection Date and when cash flow activity occurs in the Select Small-Cap Fund. The Sub-Adviser may also trade for mergers if the original stock is not the surviving company and for dividend reinvestment.


Companies, which as of the selection date, will be removed from the NYSE, AMEX and the Nasdaq Stock Market will be removed from the universe of securities from which the Select-Small-Cap Fund stocks are selected.


Certain provisions of the Investment Company Act of 1940, as amended, limit the ability of the Fund to invest more than 5% of the Fund's total assets in the stock of any company that derives more than 15% of its gross revenues from securities related activities ("Securities Related Companies"). If a Securities Related Company is selected by the strategy described above, the Sub-Adviser may depart from the Fund's investment strategy only to the extent necessary to maintain compliance with these provisions. Any amount that cannot be allocated to a Securities Related Company because of the 5% limit will be allocated among the remaining portfolio securities in proportion to the percentage relationships determined by the strategy.


PRINCIPAL RISKS OF INVESTING IN THE SELECT SMALL-CAP FUND. An investment in the Select Small-Cap Fund is not guaranteed. As with any mutual fund, the value of the Select Small-Cap Fund's shares will change, and you could lose money by investing in this Fund. A variety of factors may influence its investment performance, such as:

          o MARKET RISK. Because the Select Small-Cap Fund invests in U.S.-traded equity securities, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.


          o SMALL CAP INVESTING. Investing in smaller, newer companies generally involves greater risks than investing in larger, more established ones. The companies in which the Select Small-Cap Fund is likely to invest may have limited product lines, markets or financial resources or may depend on the expertise of a few people and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general. In addition, many small capitalization companies may be in the early stages of development. Also, since equity securities of smaller companies may not be traded as often as equity securities of larger, more established companies, it may be difficult or impossible for the portfolio to sell securities at a desirable price. Securities of such issuers may lack sufficient market liquidity to enable the Fund to effect sales at an advantageous time or without a substantial drop in price. Accordingly, an investment in the Select Small-Cap Fund may not be appropriate for all investors.

          o TRADING COST RISK. Due to the investment strategy of the Fund, the Fund's entire portfolio may be repositioned as part of the strategy. This may be expected to lead to higher average costs because the Fund could be trading large volumes in a limited number of securities during a short trading period.


          o NON-DIVERSIFICATION. The Select Small-Cap Fund is "non-diversified" as such term is defined in the Investment Company Act of 1940, as amended, which means that the Fund may hold securities of a smaller number of issuers than if it were "diversified." With a smaller number of different issuers, the Select Small-Cap Fund is subject to more risk than another fund holding securities of a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation in the Select Small-Cap Fund's total return and share price.

          o LIMITED MANAGEMENT. The Select Small-Cap Fund's strategy of investing in certain companies according to criteria determined on each Stock Selection Date prevents the Select Small-Cap Fund from responding to market fluctuations, or changes in the financial condition or business prospects of the 40 selected companies, between Stock Selection Dates. As compared to other funds, this could subject the Select Small-Cap Fund to more risk if one of the common stocks selected declines in price or if certain sectors of the market, or the United States economy, experience downturns. The investment strategy may also prevent the Select Small-Cap Fund from taking advantage of opportunities available to other funds.

          o INVESTMENT STRATEGY RISK. The principal investment strategy of the Select Small-Cap Fund involves selecting common stocks of issuers that have experienced certain rates of growth in sales and which stocks have experienced recent price appreciation. There can be no assurance that the issuers whose stocks are selected will continue to experience growth in sales, or that the issuer's operations will result in positive earnings even if sales continue to grow. There further can be no assurance that the prices of such issuers' stocks will not decline.

PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to a broad-based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

Mellon Capital Management Corporation ("Mellon Capital") has been serving as the Sub-Adviser to this Fund since February 18, 2004. Returns shown for the period prior to that date reflect the results achieved by prior Sub-Advisers.

Effective April 28, 2006, the Fund was combined with JNL/Mellon Capital Management Select Small-Cap Fund of JNLNY Variable Fund I LLC ("Acquired Fund"), with JNL/Mellon Capital Management Select Small-Cap Fund of JNL Variable Fund LLC as the surviving Fund. The performance shown is the Fund's historic performance and does not reflect the performance of the Acquired Fund.


ANNUAL TOTAL RETURNS AS OF DECEMBER 31 [TO BE FILED BY AMENDMENT]


During the period covered, the Fund's highest quarterly return was 23.12% (4th quarter of 2001) and its lowest quarterly return was -23.90% (3rd quarter of
2001).

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2006 [TO BE FILED BY AMENDMENT]
   ------------------------------------------------------------- ---------------- ---------------- ------------------
                                                                     1 year           5 year         Life of Fund*
   ------------------------------------------------------------- ---------------- ---------------- ------------------
   JNL/Mellon Capital Management Select Small-Cap Fund (Class           %                                  %
   A)                                                                                    %
   Russell 2000 Index                                                   %                %                 %
   ------------------------------------------------------------- ---------------- ---------------- ------------------

The Russell 2000 Index is comprised of the smallest 2000 companies in the Russell 3000 Index, representing approximately 11% of the Russell 3000 total market capitalization. * The Fund began operations on July 6, 1999. Information for the Class B share is not shown because they did not begin to be offered until May 1, 2006.

[TO BE FILED BY AMENDMENT] EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly. The expenses do not reflect the expenses of the Contracts or the Separate Account, whichever may be applicable and the total expenses would be higher if they were included.


SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

------------------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------- ---------------------------
                                                                                                CLASS A
-------------------------------------------------------------------------------------- ---------------------------
-------------------------------------------------------------------------------------- ---------------------------
Management/Administrative Fee*                                                                        %
-------------------------------------------------------------------------------------- ---------------------------
-------------------------------------------------------------------------------------- ---------------------------
12b-1 Fee                                                                                             %
-------------------------------------------------------------------------------------- ---------------------------
-------------------------------------------------------------------------------------- ---------------------------
Other Expenses*                                                                                       %
-------------------------------------------------------------------------------------- ---------------------------
-------------------------------------------------------------------------------------- ---------------------------
Total Annual Fund Operating Expenses                                                                  %
-------------------------------------------------------------------------------------- ---------------------------


------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------- ---------------------------
                                                                                                CLASS B
-------------------------------------------------------------------------------------- ---------------------------
-------------------------------------------------------------------------------------- ---------------------------
Management/Administrative Fee*                                                                        %
-------------------------------------------------------------------------------------- ---------------------------
-------------------------------------------------------------------------------------- ---------------------------
12b-1 Fee                                                                                             %
-------------------------------------------------------------------------------------- ---------------------------
-------------------------------------------------------------------------------------- ---------------------------
Other Expenses*                                                                                       %
-------------------------------------------------------------------------------------- ---------------------------
-------------------------------------------------------------------------------------- ---------------------------
Total Annual Fund Operating Expenses                                                                  %
-------------------------------------------------------------------------------------- ---------------------------


*Other expenses are based on estimated amounts for the current fiscal year.


EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts or the Separate Account and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

[TO BE FILED BY AMENDMENT]
--------------------------------------------------------------------------------------- ---------------------------
EXPENSE EXAMPLE                                                                                  CLASS A
--------------------------------------------------------------------------------------- ---------------------------
--------------------------------------------------------------------------------------- ---------------------------
1 Year                                                                                                $
--------------------------------------------------------------------------------------- ---------------------------
--------------------------------------------------------------------------------------- ---------------------------
3 Years                                                                                               $
--------------------------------------------------------------------------------------- ---------------------------
--------------------------------------------------------------------------------------- ---------------------------
5 Years                                                                                               $
--------------------------------------------------------------------------------------- ---------------------------
--------------------------------------------------------------------------------------- ---------------------------
10 Years                                                                                              $
--------------------------------------------------------------------------------------- ---------------------------

--------------------------------------------------------------------------------------- ---------------------------
EXPENSE EXAMPLE                                                                                  CLASS B
--------------------------------------------------------------------------------------- ---------------------------
--------------------------------------------------------------------------------------- ---------------------------
1 Year                                                                                                $
--------------------------------------------------------------------------------------- ---------------------------
--------------------------------------------------------------------------------------- ---------------------------
3 Years                                                                                               $
--------------------------------------------------------------------------------------- ---------------------------
--------------------------------------------------------------------------------------- ---------------------------
5 Years                                                                                               $
--------------------------------------------------------------------------------------- ---------------------------
--------------------------------------------------------------------------------------- ---------------------------
10 Years                                                                                              $
--------------------------------------------------------------------------------------- ---------------------------


ADDITIONAL INFORMATION ABOUT THE PRINCIPAL INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. The Select Small-Cap Fund consists of a portfolio of 40 common stocks selected through the following process on each Stock Selection Date:

          o the Sub-Adviser selects all U.S. traded equity securities which trade on the NYSE, AMEX or Nasdaq (excluding limited partnerships, American Depositary Receipts and mineral and oil royalty trusts);

          o from those companies, the Sub-Adviser then selects only those companies which have a market capitalization of between $310 million and $1.9 billion and whose stocks have an average daily dollar trading volume of at least $2.5 million (these dollar limitations will be market adjusted using the one-year total return of the Russell 2000 benchmark);


          o from the remaining companies, the Sub-Adviser selects only the stocks of companies with positive three-year sales growth;

          o next, from the remaining companies, the Sub-Adviser selects only the stocks of companies whose most recent annual earnings are positive;

          o the Sub-Adviser then eliminates any stock the price of which has appreciated by more than 75% in the last 12 months;

          o from the remaining list, the Sub-Adviser selects the 40 stocks with the greatest price appreciation in the last 12 months (highest to lowest); and

          o the Select Small-Cap Fund purchases the selected 40 common stocks, allocating its assets among them in proportion to the relative market capitalization of each stock.

In each of the above steps, monthly and rolling quarterly data are used in place of annual figures where possible.

Between Stock Selection Dates, when cash inflows and outflows require, the Sub-Adviser purchases and sells common stocks of the companies selected according to the approximate current percentage relationship among the common stocks.

To effectively manage cash inflows and outflows, the Select Small-Cap Fund will maintain a cash position primarily consisting of shares of money market mutual funds including an affiliated JNL Money Market Fund to the extent permitted under the 1940 Act. The Select Small-Cap Fund may also invest to some degree in money market instruments.

The performance of the Select Small-Cap Fund depends on the Sub-Adviser's ability to effectively implement the investment strategies of this Fund and will also depend on the performance of the stocks selected that meet the stock selection criteria.

The SAI has more information about the Select Small-Cap Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

JNL/MELLON CAPITAL MANAGEMENT JNL 5 FUND

INVESTMENT  OBJECTIVE.  The  investment  objective  of  the  JNL/Mellon  Capital
Management  JNL  5  Fund  ("JNL  5  Fund")  is  total  return  through   capital
appreciation and dividend income.

PRINCIPAL INVESTMENT STRATEGIES. The JNL 5 Fund seeks to achieve its objective by investing in the common stocks of companies that are identified by a model based on 5 different specialized strategies:

          o    The DowSM 10 Strategy, a dividend yielding strategy;
          o    The S&P(R) 10 Strategy, a blended valuation-momentum strategy;
          o    The Global 15 Strategy, a dividend yielding strategy;
          o    The 25 Strategy, a dividend yielding strategy and
          o    The Select Small-Cap Strategy, a small capitalization strategy.

Each of these strategies above is the same as the principal investment strategy of the similarly named Fund, which is described elsewhere in this Prospectus.


The securities for each strategy are selected only once annually on each Stock Selection Date. The Stock Selection Date will be on or about January 1 of each year. The Sub-Adviser generally uses a buy and hold strategy, trading only within 5 business days of the Stock Selection Date and when cash flow activity occurs. The Sub-Adviser may also trade for mergers if the original stock is not the surviving company and for dividend reinvestment.


The JNL 5 Fund expects to invest in the securities determined by each of the strategies with an approximately equal amount invested pursuant to each strategy.

Between Stock Selection Dates, when cash inflows and outflows require, the JNL 5 Fund purchases and sells common stocks of the five specialized strategies according to the approximate current percentage relationship among the common stocks.


Certain provisions of the Investment Company Act of 1940, as amended, limit the ability of the Fund to invest more than 5% of the Fund's total assets in the stock of any company that derives more than 15% of its gross revenues from securities related activities ("Securities Related Companies"). If a Securities Related Company is selected by the strategy described above, the Sub-Adviser may depart from the Fund's investment strategy only to the extent necessary to maintain compliance with these provisions. Any amount that cannot be allocated to a Securities Related Company because of the 5% limit will be allocated among the remaining portfolio securities in proportion to the percentage relationships determined by the strategy.


PRINCIPAL RISKS OF INVESTING IN THE JNL 5 FUND. An investment in the JNL 5 Fund is not guaranteed. As with any mutual fund, the value of the JNL 5 Fund's shares will change, and you could lose money by investing in this Fund. A variety of factors may influence its investment performance, such as:

          o MARKET RISK. Because the JNL 5 Fund invests in equity securities, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, in response to changes in a particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of a company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

          o NON-DIVERSIFICATION. The JNL 5 Fund is "non-diversified" as such term is defined in the Investment Company Act of 1940, as amended, which means that the Fund may allocate more of its assets to a single issuer than would be permissible if it were "diversified." If these issues were to decline in value, you may lose a substantial portion of your investment.


          o LIMITED MANAGEMENT. The JNL 5 Fund's strategy of investing in companies according to criteria determined on each Stock Selection Date prevents JNL 5 Fund from responding to market fluctuations, or changes in the financial condition or business prospects of the selected companies, between Stock Selection Dates. As compared to other funds, this could subject the JNL 5 Fund to more risk if one of the selected stocks declines in price or if certain sectors of the market, or the United States economy, experience downturns. The investment strategy may also prevent the JNL 5 Fund from taking advantage of opportunities available to other funds.


          o INVESTMENT STRATEGY RISK. Certain strategies involve selecting common stocks that have high Dividend Yields relative to other large capitalization common stocks comprising an index. The Dividend Yields of such stocks may be high relative to such other stocks because the share price of the stock has declined relative to such other stocks. The stocks selected may be out of favor with investors because the issuer is experiencing financial difficulty, has had or forecasts weak earnings performance, has been subject to negative publicity, or has experienced other unfavorable developments relating to its business. There can be no assurance that the negative factors that have caused the issuer's stock price to have declined relative to other stocks will not cause further decreases in the issuer's stock price, or that the dividend paid on the stock will be maintained.

               Certain strategies involve selecting common stocks that have low share prices relative to the issuers' sales. The price to sales ratios of these stocks may be low because the stocks are out of favor with investors. The issuer may be experiencing financial difficulty, has had or forecasts weak earnings performance, has been subject to negative publicity, or has experienced other unfavorable developments relating to its business. There can be no assurance that negative factors that may have caused the issuer's stock price to be low in relation to the issuer's sales will not continue, or will not result in a decline in the issuer's stock price.

          o FOREIGN INVESTING RISK. Because the JNL 5 Fund invests in stocks of foreign companies, it is also subject to foreign investing risk. Foreign investing involves risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information, and more volatile or less liquid securities markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, confiscatory foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than U.S. accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause the JNL 5 Fund's performance to fluctuate more than if it held only U.S. securities.

          o CURRENCY RISK. The value of cause the JNL 5 Fund's shares may change as a result of changes in exchange rates which may reduce the value of the U.S. dollar because of the JNL 5 Fund's foreign investments. Currency exchange rates can be volatile and affected by a number of factors, such as the general economics of a country, the actions of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.


          o SMALL CAP INVESTING. Investing in smaller, newer companies generally involves greater risks than investing in larger, more established ones. Certain of the companies in which the JNL 5 Fund invests are small capitalization company stocks. Such companies are likely to have limited product lines, markets or financial resources or may depend on the expertise of a few people and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general. In addition, many small capitalization companies may be in the early stages of development. Also, since equity securities of smaller companies may not be traded as often as equity securities of larger, more established companies, it may be difficult or impossible for the portfolio to sell securities at a desirable price. Securities of such issuers may lack sufficient market liquidity to enable the Fund to effect sales at an advantageous time or without a substantial drop in price. Accordingly, an investment in the JNL 5 Fund may not be appropriate for all investors.

          o TRADING COST RISK. Due to the investment strategy of the Fund, the Fund's entire portfolio may be repositioned as part of the strategy. This may be expected to lead to higher average costs because the Fund could be trading large volumes in a limited number of securities during a short trading period.


PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to a broad-based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

In addition, effective May 2, 2005, the Fund was combined with JNL/Mellon Capital Management DowSM 10 Fund (offered by JNL Variable Fund III LLC and JNL Variable Fund V LLC), with the Fund as the surviving Fund.


Effective April 30, 2007, the Fund was combined with JNL/Mellon Capital Management DowSM 10 Fund, JNL/Mellon Capital Management S&P(R) 10 Fund and JNL/Mellon Capital Management Global 15 Fund (offered by JNLNY Variable Fund I
LLC) (collectively, the "Acquired Funds") with the Fund as the surviving Fund. The performance shown is the Fund's historic performance and does not reflect the performance of the Acquired Funds.

ANNUAL TOTAL RETURNS AS OF DECEMBER 31 [TO BE FILED BY AMENDMENT]

CLASS A


During the period covered, the Fund's highest quarterly return was 6.19% (3rd quarter of 2005) and its lowest quarterly return was 0.92% (1st quarter of
2005).

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2006 [TO BE FILED BY AMENDMENT]
-------------------------------------------------------------------------- --------------------- ------------------
                                                                                  1 year           Life of Fund*
-------------------------------------------------------------------------- --------------------- ------------------
JNL/Mellon Capital Management JNL 5 Fund (Class A)                                  %                    %
S&P 500 Index                                                                       %                    %
-------------------------------------------------------------------------- --------------------- ------------------

The S&P 500 Index is a capitalization-weighted index of 500 stocks. The index is described to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. *The Fund began operations on October 4, 2004.


ANNUAL TOTAL RETURNS AS OF DECEMBER 31 [TO BE FILED BY AMENDMENT]


CLASS B


During the period covered, the Fund's highest quarterly return was 6.28% (3rd quarter of 2005) and its lowest quarterly return was 0.92% (1st quarter of
2005).


AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2006 [TO BE FILED BY AMENDMENT]

--------------------------------------------------------------------------- -------------------- -------------------
                                                                                  1 year           Life of Class*
--------------------------------------------------------------------------- -------------------- -------------------
JNL/Mellon Capital Management JNL 5 Fund (Class B)                                   %                   %
S&P 500 Index                                                                        %                   %
--------------------------------------------------------------------------- -------------------- -------------------

The S&P 500 Index is a capitalization-weighted index of 500 stocks. The index is described to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. *The Fund began operations on October 4, 2004.

[TO BE FILED BY AMENDMENT] EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly. The expenses do not reflect the expenses of the Contracts or the Separate Account, whichever may be applicable and the total expenses would be higher if they were included.


SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
 (AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------ -----------------------------
                                                                                               CLASS A
------------------------------------------------------------------------------------ -----------------------------
------------------------------------------------------------------------------------ -----------------------------
Management/Administrative Fee                                                                       %
------------------------------------------------------------------------------------ -----------------------------
------------------------------------------------------------------------------------ -----------------------------
12b-1 Fee                                                                                           %
------------------------------------------------------------------------------------ -----------------------------
------------------------------------------------------------------------------------ -----------------------------
Other Expenses*                                                                                     %
------------------------------------------------------------------------------------ -----------------------------
------------------------------------------------------------------------------------ -----------------------------
Total Annual Fund Operating Expenses                                                                %
------------------------------------------------------------------------------------ -----------------------------


-------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
-------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------- -----------------------------
                                                                                                CLASS B
------------------------------------------------------------------------------------- -----------------------------
------------------------------------------------------------------------------------- -----------------------------
Management/Administrative Fee                                                                         %
------------------------------------------------------------------------------------- -----------------------------
------------------------------------------------------------------------------------- -----------------------------
12b-1 Fee                                                                                             %
------------------------------------------------------------------------------------- -----------------------------
------------------------------------------------------------------------------------- -----------------------------
Other Expenses*                                                                                       %
------------------------------------------------------------------------------------- -----------------------------
------------------------------------------------------------------------------------- -----------------------------
Total Annual Fund Operating Expenses                                                                  %
------------------------------------------------------------------------------------- -----------------------------


*Other expenses are based on estimated amounts for the current fiscal year.


EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts or the Separate Account and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

[TO BE FILED BY AMENDMENT]
  ----------------------------------------------------------------------------------- ------------------------------
  EXPENSE EXAMPLE                                                                                CLASS A
  ----------------------------------------------------------------------------------- ------------------------------
  ----------------------------------------------------------------------------------- ------------------------------
  1 Year                                                                                               $
  ----------------------------------------------------------------------------------- ------------------------------
  ----------------------------------------------------------------------------------- ------------------------------
  3 Years                                                                                              $
  ----------------------------------------------------------------------------------- ------------------------------
  ----------------------------------------------------------------------------------- ------------------------------
  5 Years                                                                                              $
  ----------------------------------------------------------------------------------- ------------------------------
  ----------------------------------------------------------------------------------- ------------------------------
  10 Years                                                                                             $
  ----------------------------------------------------------------------------------- ------------------------------

  ----------------------------------------------------------------------------------- ------------------------------
  EXPENSE EXAMPLE                                                                                CLASS B
  ----------------------------------------------------------------------------------- ------------------------------
  ----------------------------------------------------------------------------------- ------------------------------
  1 Year                                                                                               $
  ----------------------------------------------------------------------------------- ------------------------------
  ----------------------------------------------------------------------------------- ------------------------------
  3 Years                                                                                              $
  ----------------------------------------------------------------------------------- ------------------------------
  ----------------------------------------------------------------------------------- ------------------------------
  5 Years                                                                                              $
  ----------------------------------------------------------------------------------- ------------------------------
  ----------------------------------------------------------------------------------- ------------------------------
  10 Years                                                                                             $
  ----------------------------------------------------------------------------------- ------------------------------

ADDITIONAL INFORMATION ABOUT THE PRINCIPAL INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. To effectively manage cash inflows and outflows, the JNL 5 Fund will maintain a cash position primarily consisting of shares of money market mutual funds including an affiliated JNL Money Market Fund to the extent permitted under the 1940 Act. The JNL 5 Fund may also invest to some degree in money market instruments.

The performance of the JNL 5 Fund depends on the sub-adviser's ability to effectively implement the investment strategies of this Fund and will also depend on the performance of the stocks selected that meet the stock selection criteria.

The SAI has more information about the JNL 5 Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

JNL/MELLON CAPITAL MANAGEMENT JNL OPTIMIZED 5 FUND

INVESTMENT OBJECTIVE. The investment objective of the JNL/Mellon Capital Management JNL Optimized 5 Fund ("JNL Optimized 5 Fund") is total return.

PRINCIPAL INVESTMENT STRATEGIES. The JNL Optimized 5 Fund seeks to achieve its objective by investing in the common stocks of companies that are identified by a model based on five separate specialized strategies:

          o    25% in The Nasdaq(R) 15 Strategy*;
          o    25% in The Value Line(R) 25 Strategy*;
          o    24% in The European 20 Strategy**;
          o    14% in The Global 15 Strategy*; and
          o    12% in The 25 Strategy*.

* Each of these strategies above is the same as the principal investment strategy of the similarly named Fund, which is described elsewhere in this Prospectus.

** The principal investment strategy of The European 20 Strategy is described below.

While each of these specialized strategies seeks to provide an above average total return or capital appreciation, each specialized strategy follows a different principal investment strategy. The allocation is intended to optimize each strategy.


The securities for each strategy are selected only once annually on each Stock Selection Date. The Stock Selection Date will be on or about January 1 of each year. The Sub-Adviser generally uses a buy and hold strategy, trading only within 5 business days of the Stock Selection Date and when cash flow activity occurs. The Sub-Adviser may also trade for mergers if the original stock is not the surviving company and for dividend reinvestment. The JNL Optimized 5 Fund expects to invest in the securities determined by each of the strategies following the above specified percentage allocation.


Between Stock Selection Dates, when cash inflows and outflows require, the JNL Optimized 5 Fund purchases and sells common stocks of the five specialized strategies according to the approximate current percentage relationship among the common stocks.


Certain provisions of the Investment Company Act of 1940, as amended, limit the ability of the Fund to invest more than 5% of the Fund's total assets in the stock of any company that derives more than 15% of its gross revenues from securities related activities ("Securities Related Companies"). If a Securities Related Company is selected by the strategy described above, the Sub-Adviser may depart from the Fund's investment strategy only to the extent necessary to maintain compliance with these provisions. Any amount that cannot be allocated to a Securities Related Company because of the 5% limit will be allocated among the remaining portfolio securities in proportion to the percentage relationships determined by the strategy.


THE EUROPEAN 20 STRATEGY:

     PRINCIPAL INVESTMENT STRATEGIES. The European 20 Strategy seeks to achieve its objective by investing in stocks with high dividend yields. By selecting stocks with the highest dividend yields, the European 20 Strategy seeks to uncover stocks that may be out of favor or undervalued.

     The European 20 Strategy is determined as follows:

          o The Sub-Adviser ranks the 120 largest companies based on market capitalization which are headquartered in Austria, Belgium, Denmark, Finland, France, Germany, Greece, Ireland, Italy, the Netherlands, Norway, Portugal, Spain, Sweden, Switzerland and the United Kingdom by dividend yield on each Stock Selection Date; and

          o The Sub-Adviser then selects the 20 highest dividend-yielding stocks for the European 20 Strategy. Equal amounts are allocated to the 20 stocks selected for the European Strategy

PRINCIPAL RISKS OF INVESTING IN THE JNL OPTIMIZED 5 FUND. An investment in the JNL Optimized 5 Fund is not guaranteed. As with any mutual fund, the value of the JNL Optimized 5 Fund's shares will change, and you could lose money by investing in this Fund. A variety of factors may influence its investment performance, such as:

          o MARKET RISK. Because the JNL Optimized 5 Fund invests in U.S.-traded equity securities, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, in response to changes in a particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of a company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

          o FOREIGN INVESTING RISK. Because the JNL Optimized 5 Fund invests in stocks of foreign companies, it is also subject to foreign investing risk. Foreign investing involves risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information, and more volatile or less liquid securities markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, confiscatory foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than U.S. accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause the JNL Optimized 5 Fund's performance to fluctuate more than if it held only U.S. securities.

          o CURRENCY RISK. The value of the JNL Optimized 5 Fund's shares may change as a result of changes in exchange rates which may reduce the value of the U.S. dollar value because of the JNL Optimized 5 Fund's foreign investments. Currency exchange rates can be volatile and affected by a number of factors, such as the general economics of a country, the actions of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.


          o LIMITED MANAGEMENT. The JNL Optimized 5 Fund's strategy of investing in companies according to criteria determined on each Stock Selection Date prevents the JNL Optimized 5 Fund from responding to market fluctuations, or changes in the financial condition or business prospects of the selected companies, between Stock Selection Dates. As compared to other funds, this could subject the JNL Optimized 5 Fund to more risk if one of the selected stocks declines in price or if certain sectors of the market, or the United States economy, experience downturns. The investment strategy may also prevent the JNL Optimized 5 Fund from taking advantage of opportunities available to other funds.


          o    NON-DIVERSIFICATION.    The    JNL    Optimized    5   Fund    is
               "non-diversified" as such term is defined in the Investment Company Act of 1940, as amended, which means that the Fund may allocate more of its assets to a single issuer than would be permissible if it were "diversified." If these issues were to decline in value, you may lose a substantial portion of your investment.

          o INVESTMENT STRATEGY RISK. Certain strategies involve selecting common stocks that have high dividend yields relative to others common stocks comprising an index. The dividend yields of such stocks may be high relative to such other stocks because the share price of the stock has declined relative to such other stocks. The stocks selected may be out of favor with investors because the issuer is experiencing financial difficulty, has had or forecasts weak earnings performance, has been subject to negative publicity, or has experienced other unfavorable developments relating to its business. There can be no assurance that the negative factors that have caused the issuer's stock price to have declined relative to other stocks will not cause further decreases in the issuer's stock price, or that the dividend paid on the stock will be maintained.

               Certain strategies involve selecting common stocks of issuers that have experienced certain rates of growth in sales and stocks that have experienced recent price appreciation. There can be no assurance that the issuers whose stocks are selected will continue to experience growth in sales, or that the issuer's operations will result in positive earnings even if sales continue to grow. There further can be no assurance that the prices of such issuers' stocks will not decline.

               Value Line's Timeliness rankings reflect Value Line's views as to the prospective price performance of the #1 ranked stocks relative to other stocks ranked by Value Line. There is no assurance that the #1 ranked stocks will actually perform better that other stocks and, as a result, the Fund may underperform other similar investments.

          o CONCENTRATION RISK. For the Nasdaq(R) Strategy and Value Line(R) Strategies, securities held by the Strategies may be issued by companies concentrated in a particular industry, including technology. Generally, in the context of the total portfolio, these holdings may not be large enough to consider the fund as a whole as concentrated. Generally, in the context of the total portfolio, these holdings may not be large enough to consider the fund as a whole as concentrated.


          o LICENSE TERMINATION RISK. The Fund relies on licenses from third parties to the Fund that permit the use of the intellectual property of such parties in connection with the name and investment strategies of the Fund. Such licenses may be terminated by the licensors, and as a result the Fund may lose its ability to use the licensed name as a part of the name of the Fund or to receive data from the third party as it relates to the licensed investment strategy. Accordingly, in the event a license is terminated the name of the Fund would have to change and the Fund may have to change the investment strategy.

          o TRADING COST RISK. Due to the investment strategy of the Fund, the Fund's entire portfolio may be repositioned as part of the strategy. This may be expected to lead to higher average costs because the Fund could be trading large volumes in a limited number of securities during a short trading period.


PERFORMANCE. The Performance of the Fund will vary from year to year. The Fund's performance figures will not reflect the deduction of any charges that are imposed under a variable insurance contract.


Performance information has not been presented because the Fund has less than one calendar year of performance. [TO BE FILED BY AMENDMENT] EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly. The expenses do not reflect the expenses of the Contracts or the Separate Account, whichever may be applicable and the total expenses would be higher if they were included.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------- ----------------------
                                                                                                   CLASS A
------------------------------------------------------------------------------------------- ----------------------
------------------------------------------------------------------------------------------- ----------------------
Management/Administrative Fee                                                                            %
------------------------------------------------------------------------------------------- ----------------------
------------------------------------------------------------------------------------------- ----------------------
12b-1 Fee                                                                                                %
------------------------------------------------------------------------------------------- ----------------------
------------------------------------------------------------------------------------------- ----------------------
Other Expenses*                                                                                          %
------------------------------------------------------------------------------------------- ----------------------
------------------------------------------------------------------------------------------- ----------------------
Total Annual Fund Operating Expenses                                                                     %
------------------------------------------------------------------------------------------- ----------------------

------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------- ----------------------
                                                                                                   CLASS B
------------------------------------------------------------------------------------------- ----------------------
------------------------------------------------------------------------------------------- ----------------------
Management/Administrative Fee                                                                            %
------------------------------------------------------------------------------------------- ----------------------
------------------------------------------------------------------------------------------- ----------------------
12b-1 Fee                                                                                                %
------------------------------------------------------------------------------------------- ----------------------
------------------------------------------------------------------------------------------- ----------------------
Other Expenses*                                                                                          %
------------------------------------------------------------------------------------------- ----------------------
------------------------------------------------------------------------------------------- ----------------------
Total Annual Fund Operating Expenses                                                                     %
------------------------------------------------------------------------------------------- ----------------------


*Other expenses are based on estimated amounts for the current fiscal year.


EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts or the Separate Account and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

[TO BE FILED BY AMENDMENT]
------------------------------------------------------------------------------------------- -----------------------
EXPENSE EXAMPLE                                                                                    CLASS A
------------------------------------------------------------------------------------------- -----------------------
------------------------------------------------------------------------------------------- -----------------------
1 Year                                                                                                   $
------------------------------------------------------------------------------------------- -----------------------
------------------------------------------------------------------------------------------- -----------------------
3 Years                                                                                                  $
------------------------------------------------------------------------------------------- -----------------------
------------------------------------------------------------------------------------------- -----------------------
5 Years                                                                                                  $
------------------------------------------------------------------------------------------- -----------------------
------------------------------------------------------------------------------------------- -----------------------
10 Years                                                                                                 $
------------------------------------------------------------------------------------------- -----------------------

------------------------------------------------------------------------------------------- -----------------------
EXPENSE EXAMPLE                                                                                    CLASS B
------------------------------------------------------------------------------------------- -----------------------
------------------------------------------------------------------------------------------- -----------------------
1 Year                                                                                                   $
------------------------------------------------------------------------------------------- -----------------------
------------------------------------------------------------------------------------------- -----------------------
3 Years                                                                                                  $
------------------------------------------------------------------------------------------- -----------------------
------------------------------------------------------------------------------------------- -----------------------
5 Years                                                                                                  $
------------------------------------------------------------------------------------------- -----------------------
------------------------------------------------------------------------------------------- -----------------------
10 Years                                                                                                 $
------------------------------------------------------------------------------------------- -----------------------

ADDITIONAL  INFORMATION  ABOUT  THE  PRINCIPAL  INVESTMENT   STRATEGIES,   OTHER
INVESTMENTS AND RISKS OF THE FUND.

To effectively manage cash inflows and outflows, the JNL Optimized 5 Fund will maintain a cash position primarily consisting of shares of money market mutual funds including an affiliated JNL Money Market Fund to the extent permitted under the 1940 Act. The JNL Optimized 5 Fund may also invest to some degree in money market instruments.


The performance of the JNL Optimized 5 Fund depends on the sub-adviser's ability to effectively implement the investment strategies of this Fund and will also depend on the performance of the stocks selected that meet the stock selection criteria.

The SAI has more information about the JNL Optimized 5 Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

JNL/MELLON CAPITAL MANAGEMENT VIP FUND


INVESTMENT OBJECTIVE. The investment objective of the JNL/Mellon Capital Management VIP Fund ("VIP Fund") is total return.


PRINCIPAL INVESTMENT STRATEGIES. The VIP Fund seeks to achieve its objective by investing in the common stocks of companies that are identified by a model based on six separate specialized strategies:

          o    The DowSM Core 5 Strategy**;
          o    The European 20 Strategy**;
          o    The Nasdaq(R) 15 Strategy*;
          o    The S&P 24 Strategy*;
          o    The Select Small-Cap Strategy*; and
          o    The Value Line(R) 25 Strategy*.

* Each of these strategies above is the same as the principal investment strategy of the similarly named Fund, which is described elsewhere in this Prospectus.

** The principal investment strategy is described below.

While each of these specialized strategies seeks to provide an above average total return or capital appreciation, each specialized strategy follows a different principal investment strategy.

The securities for each strategy are selected only once annually on each Stock Selection Date. The Stock Selection Date will be on or about January 1 of each year. The Sub-Adviser generally uses a buy and hold strategy, trading only within 5 business days of the Stock Selection Date and when cash flow activity occurs. The Sub-Adviser may also trade for mergers if the original stock is not the surviving company and for dividend reinvestment. The VIP Fund expects to invest in the securities determined by each strategy with an approximately equal amount invested in each strategy.

Between Stock Selection Dates, when cash inflows and outflows require, the VIP Fund purchases and sells common stocks of the six specialized strategies according to the approximate current percentage relationship among the common stocks.


Certain provisions of the Investment Company Act of 1940, as amended, limit the ability of the Fund to invest more than 5% of the Fund's total assets in the stock of any company that derives more than 15% of its gross revenues from securities related activities ("Securities Related Companies"). If a Securities Related Company is selected by the strategy described above, the Sub-Adviser may depart from the Fund's investment strategy only to the extent necessary to maintain compliance with these provisions. Any amount that cannot be allocated to a Securities Related Company because of the 5% limit will be allocated among the remaining portfolio securities in proportion to the percentage relationships determined by the strategy.


The securities which comprise the above strategies are selected as follows:

THE DOWSM CORE 5 STRATEGY:

     PRINCIPAL INVESTMENT STRATEGIES. The Dow Core 5 Strategy seeks to achieve its objective by investing in a portfolio of DJIASM stocks with high Dividend Yields and/or high buyback ratios and high return on assets. By analyzing Dividend Yields, the Strategy seeks to uncover stocks that may be out of favor or undervalued. Buyback ratio is the ratio of a company's shares of common stock outstanding 12 months prior to each Stock Selection Date divided by a company's shares outstanding on each Stock Selection Date, minus "1".


     The Dow Core 5 Strategy stocks are chosen each Stock Selection Date as follows:

          o The Sub-Adviser ranks all 30 stocks contained in the DJIASM by the sum of their Dividend Yield and buyback ratio on each "Stock Selection Date;"

          o The Sub-Adviser then selects the 10 stocks with the highest combined Dividend Yields and buyback ratios; and

          o From the 10 stocks selected above, the Sub-Adviser selects the 5 stocks with the greatest increase in the percentage change in return on assets in the most recent year as compared to the previous year. Equal amounts are allocated to the 5 stocks selected for the Strategy on each "Stock Selection Date."

THE EUROPEAN 20 STRATEGY:

     PRINCIPAL INVESTMENT STRATEGIES. The European 20 Strategy seeks to achieve its objective by investing in stocks with high Dividend Yields. By selecting stocks with the highest Dividend Yields, the European 20 Strategy seeks to uncover stocks that may be out of favor or undervalued.

     The European 20 Strategy stocks are chosen each Stock Selection Date as follows:

          o The Sub-Adviser ranks the 120 largest companies based on market capitalization which are headquartered in Austria, Belgium, Denmark, Finland, France, Germany, Greece, Ireland, Italy, the Netherlands, Norway, Portugal, Spain, Sweden, Switzerland and the United Kingdom by Dividend Yield on each Stock Selection Date; and

          o The Sub-Adviser then selects the 20 highest dividend-yielding stocks for the European 20 Strategy. Equal amounts are allocated to the 20 stocks selected for the Strategy.

The remaining strategies above are the same as the principal investment strategy of the similarly named Fund, which is described elsewhere in this Prospectus.

PRINCIPAL RISKS OF INVESTING IN THE VIP FUND. An investment in the VIP Fund is not guaranteed. As with any mutual fund, the value of the VIP Fund's shares will change, and you could lose money by investing in this Fund. A variety of factors may influence its investment performance, such as:

          o MARKET RISK. Because the VIP Fund invests in U.S.-traded equity securities, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, in response to changes in a particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of a company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

         o LIMITED MANAGEMENT. The VIP Fund's strategy of investing in companies according to criteria determined on each Stock Selection Date prevents VIP Fund from responding to market fluctuations, or changes in the financial condition or business prospects of the selected companies, between Stock Selection Dates. As compared to other funds, this could subject the VIP Fund to more risk if one of the selected stocks declines in price or if certain sectors of the market, or the United States economy, experience downturns. The investment strategy may also prevent the VIP Fund from taking advantage of opportunities available to other funds.

          o NON-DIVERSIFICATION. The VIP Fund is "non-diversified" as such term is defined in the Investment Company Act of 1940, as amended, which means that the Fund may allocate more of its assets to a single issuer than would be permissible if it were "diversified." If these issues were to decline in value, you may lose a substantial portion of your investment.

          o INVESTMENT STRATEGY RISK. Certain strategies involve selecting common stocks that have high Dividend Yields relative to others common stocks comprising an index. The Dividend Yields of such stocks may be high relative to such other stocks because the share price of the stock has declined relative to such other stocks. The stocks selected may be out of favor with investors because the issuer is experiencing financial difficulty, has had or forecasts weak earnings performance, has been subject to negative publicity, or has experienced other unfavorable developments relating to its business. There can be no assurance that the negative factors that have caused the issuer's stock price to have declined relative to other stocks will not cause further decreases in the issuer's stock price, or that the dividend paid on the stock will be maintained.

               Certain strategies involve selecting common stocks of issuers that have experienced certain rates of growth in sales and stocks that have experienced recent price appreciation. There can be no assurance that the issuers whose stocks are selected will continue to experience growth in sales, or that the issuer's operations will result in positive earnings even if sales continue to grow. There further can be no assurance that the prices of such issuers' stocks will not decline.

               Value Line's Timeliness rankings reflect Value Line's views as to the prospective price performance of the #1 ranked stocks relative to other stocks ranked by Value Line. There is no assurance that the #1 ranked stocks will actually perform better than other stocks and, as a result, the Fund may underperform other similar investments.

          o FOREIGN INVESTING RISK. Because the VIP Fund invests in stocks of foreign companies, it is also subject to foreign investing risk. Foreign investing involves risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information, and more volatile or less liquid securities markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, confiscatory foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than U.S. accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause the VIP Fund's performance to fluctuate more than if it held only U.S. securities.

          o CURRENCY RISK. The value of the VIP Fund's shares may change as a result of changes in exchange rates which may reduce the value of the U.S. dollar value because of the VIP Fund's foreign investments. Currency exchange rates can be volatile and affected by a number of factors, such as the general economics of a country, the actions of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.


          o SMALL CAP INVESTING. Investing in smaller, newer companies generally involves greater risks than investing in larger, more established ones. Certain of the companies in which the VIP Fund may invest are small capitalization company stocks. Such companies are likely to have limited product lines, markets or financial resources or may depend on the expertise of a few people and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general. In addition, many small capitalization companies may be in the early stages of development. Also, since equity securities of smaller companies may not be traded as often as equity securities of larger, more established companies, it may be difficult or impossible for the portfolio to sell securities at a desirable price. Securities of such issuers may lack sufficient market liquidity to enable the Fund to effect sales at an advantageous time or without a substantial drop in price. Accordingly, an investment in the VIP Fund may not be appropriate for all investors.

          o TRADING COST RISK. Due to the investment strategy of the Fund, the Fund's entire portfolio may be repositioned as part of the strategy. This may be expected to lead to higher average costs because the Fund could be trading large volumes in a limited number of securities during a short trading period.


          o CONCENTRATION RISK. For the Nasdaq(R) and Value Line(R) Strategies, securities held by the Strategies may be issued by companies concentrated in a particular industry, including technology. Generally, in the context of the total portfolio, these holdings may not be large enough to consider the fund as a whole as concentrated.


          o LICENSE TERMINATION RISK. The Fund relies on licenses from third parties to the Fund that permit the use of the intellectual property of such parties in connection with the name and investment strategies of the Fund. Such licenses may be terminated by the licensors, and as a result the Fund may lose its ability to use the licensed name as a part of the name of the Fund or to receive data from the third party as it relates to the licensed investment strategy. Accordingly, in the event a license is terminated the name of the Fund would have to change and the Fund may have to change the investment strategy.


PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to a broad-based index since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.


ANNUAL TOTAL RETURNS AS OF DECEMBER 31 [TO BE FILED BY AMENDMENT]

CLASS A

During the period covered, the Fund's highest quarterly return was 6.38% (3rd quarter of 2005) and its lowest quarterly return was -0.72% (1st quarter of
2005).


AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2006 [TO BE FILED BY AMENDMENT]

--------------------------------------------------------------------------- -------------------- -------------------
                                                                                  1 year           Life of Fund*
--------------------------------------------------------------------------- -------------------- -------------------
JNL/Mellon Capital Management VIP Fund (Class A)                                     %                   %
S&P 500 Index                                                                        %                   %
--------------------------------------------------------------------------- -------------------- -------------------

The S&P 500 Index is a capitalization-weighted index of 500 stocks. The index is described to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. *The Fund began operations on October 4, 2004.


ANNUAL TOTAL RETURNS AS OF DECEMBER 31 [TO BE FILED BY AMENDMENT]

CLASS B


During the period covered, the Fund's highest quarterly return was 6.38% (3rd quarter of 2005) and its lowest quarterly return was -0.54% (1st quarter of
2005).


AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2006 [TO BE FILED BY AMENDMENT]
--------------------------------------------------------------------------- --------------------- ------------------
                                                                                   1 year          Life of Class*
--------------------------------------------------------------------------- --------------------- ------------------
JNL/Mellon Capital Management VIP Fund (Class B)                                     %                    %
S&P 500 Index                                                                        %                    %
--------------------------------------------------------------------------- --------------------- ------------------

The S&P 500 Index is a capitalization-weighted index of 500 stocks. The index is described to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. *The Fund began operations on October 4, 2004.

[TO BE FILED BY AMENDMENT] EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly. The expenses do not reflect the expenses of the Contracts or the Separate Account, whichever may be applicable and the total expenses would be higher if they were included.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------- --------------------------
                                                                                                 CLASS A
--------------------------------------------------------------------------------------- --------------------------
--------------------------------------------------------------------------------------- --------------------------
Management/Administrative Fee                                                                        %
--------------------------------------------------------------------------------------- --------------------------
--------------------------------------------------------------------------------------- --------------------------
12b-1 Fee                                                                                            %
--------------------------------------------------------------------------------------- --------------------------
--------------------------------------------------------------------------------------- --------------------------

Other Expenses*                                                                                      %

--------------------------------------------------------------------------------------- --------------------------
--------------------------------------------------------------------------------------- --------------------------
Total Annual Fund Operating Expenses                                                                   %
--------------------------------------------------------------------------------------- --------------------------

--------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
--------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------- ---------------------------
                                                                                                  CLASS B
---------------------------------------------------------------------------------------- ---------------------------
---------------------------------------------------------------------------------------- ---------------------------
Management/Administrative Fee                                                                     %
---------------------------------------------------------------------------------------- ---------------------------
---------------------------------------------------------------------------------------- ---------------------------
12b-1 Fee                                                                                         %
---------------------------------------------------------------------------------------- ---------------------------
---------------------------------------------------------------------------------------- ---------------------------
Other Expenses*                                                                                   %
---------------------------------------------------------------------------------------- ---------------------------
---------------------------------------------------------------------------------------- ---------------------------
Total Annual Fund Operating Expenses                                                              %
---------------------------------------------------------------------------------------- ---------------------------


*Other expenses are based on estimated amounts for the current fiscal year.


EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts or the Separate Account and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

[TO BE FILED BY AMENDMENT]
---------------------------------------------------------------------------------------- ---------------------------
EXPENSE EXAMPLE                                                                                   CLASS A
---------------------------------------------------------------------------------------- ---------------------------
---------------------------------------------------------------------------------------- ---------------------------
1 Year                                                                                                   $
---------------------------------------------------------------------------------------- ---------------------------
---------------------------------------------------------------------------------------- ---------------------------
3 Years                                                                                                  $
---------------------------------------------------------------------------------------- ---------------------------
---------------------------------------------------------------------------------------- ---------------------------
5 Years                                                                                                  $
---------------------------------------------------------------------------------------- ---------------------------
---------------------------------------------------------------------------------------- ---------------------------
10 Years                                                                                                 $
---------------------------------------------------------------------------------------- ---------------------------

---------------------------------------------------------------------------------------- ---------------------------
EXPENSE EXAMPLE                                                                                   CLASS B
---------------------------------------------------------------------------------------- ---------------------------
---------------------------------------------------------------------------------------- ---------------------------
1 Year                                                                                                  $
---------------------------------------------------------------------------------------- ---------------------------
---------------------------------------------------------------------------------------- ---------------------------
3 Years                                                                                                 $
---------------------------------------------------------------------------------------- ---------------------------
---------------------------------------------------------------------------------------- ---------------------------
5 Years                                                                                                 $
---------------------------------------------------------------------------------------- ---------------------------
---------------------------------------------------------------------------------------- ---------------------------
10 Years                                                                                                $
---------------------------------------------------------------------------------------- ---------------------------

ADDITIONAL INFORMATION ABOUT THE PRINCIPAL INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. To effectively manage cash inflows and outflows, the VIP Fund will maintain a cash position primarily consisting of shares of money market mutual funds including an affiliated JNL Money Market Fund to the extent permitted under the 1940 Act. The VIP Fund may also invest to some degree in money market instruments.

The performance of the VIP Fund depends on the sub-adviser's ability to effectively implement the investment strategies of this Fund and will also depend on the performance of the stocks selected that meet the stock selection criteria.

The SAI has more information about the VIP Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

JNL/MELLON CAPITAL MANAGEMENT COMMUNICATIONS SECTOR FUND


INVESTMENT OBJECTIVE. The objective of the JNL/Mellon Capital Management Communications Sector Fund ("Communications Sector Fund") is total return through capital appreciation and dividend income.


PRINCIPAL INVESTMENT STRATEGIES. The Communications Sector Fund seeks to achieve its objective by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the Dow Jones US Telecommunications Index. The Communications Sector Fund does not employ traditional methods of active investment management, which involves the buying and selling of securities based upon security analysis. Indexing offers a cost-effective investment approach to gaining diversified market exposure over the long term. The Communications Sector Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in the stocks in the Dow Jones US Telecommunications Index in proportion to their market capitalization weighting in the Dow Jones US Telecommunications Index. When replicating a capitalization-weighted index such as the Dow Jones US Telecommunications Index, portfolio turnover is reduced to what the index adds and deletes, rebalancing, contract owner contributions and withdrawals, and reinvestment of income. The Fund's ability to achieve significant correlation with the performance of the Dow Jones US Telecommunications Index may be affected by changes in securities markets and changes in the composition of the Dow Jones US Telecommunications Index.


The Fund will utilize the replication investment approach set forth above at all times except for circumstances in which the market capitalization weightings of the Index will violate the diversification requirements of the Internal Revenue Code. In such cases, the excess weight of any security that will cause the Fund to be in violation of the diversification requirements will be allocated to the other securities in the Fund. Because of the small number of securities in the Dow Jones US Telecommunications Index and because a small number of companies currently comprise a relatively large portion of the index, it currently is anticipated that the Fund will need to reallocate the excess weight of the largest securities in the Fund as described above. As a result, the performance of the smaller market capitalization companies in the Index will have a larger impact on Fund performance than they will have on the Index, and the Fund has a correspondingly greater risk of not attaining the desired correlation between Fund performance (before expenses) and the Index. In addition, while reallocation is necessary, the Fund may incur additional trading costs in connection with rebalancing the portfolio from time to time to effect the reallocations necessary to comply with the diversification requirements.

The Dow Jones US Telecommunications Index is a subset of the benchmark Dow Jones U.S. Total Market Index and is comprised of securities that are classified in the Telecommunications sector by the Dow Jones Industry Classification Benchmark. The classifications are determined by primary revenue source of each company and are reviewed annually by Dow Jones.


Certain provisions of the Investment Company Act of 1940, as amended, limit the ability of the Fund to invest more than 5% of the Fund's total assets in the stock of any company that derives more than 15% of its gross revenues from securities related activities ("Securities Related Companies"). If a Securities Related Company is selected by the strategy described above, the Sub-Adviser may depart from the Fund's investment strategy only to the extent necessary to maintain compliance with these provisions. Any amount that cannot be allocated to a Securities Related Company because of the 5% limit will be allocated among the remaining portfolio securities in proportion to the percentage relationships determined by the strategy.


PRINCIPAL RISKS OF INVESTING IN THE COMMUNICATIONS SECTOR FUND. An investment in the Communications Sector Fund is not guaranteed. As with any mutual fund, the value of the Communications Sector Fund's shares will change, and you could lose money by investing in this Fund. A variety of factors may influence its investment performance, such as:

          o MARKET RISK. Because the Communications Sector Fund invests in common stocks of U.S. and foreign companies, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, in response to changes in a particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of a company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

          o NON-DIVERSIFICATION. The Communications Sector Fund is "non-diversified" as such term is defined in the Investment Company Act of 1940, as amended, which means that the Fund may hold securities of a smaller number of issuers than if it were "diversified." With a smaller number of different issuers, the Communications Sector Fund is subject to more risk than another fund holding securities of a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation in the Communications Sector Fund's total return and share price.

          o INDUSTRY CONCENTRATION RISK. Because the Communications Sector Fund invests primarily in common stocks of communications industry companies, the Fund's performance is closely tied to, and affected by, the communications industry. Companies within an industry are often faced with the same obstacles, issues or regulatory burdens, and their common stock may react similarly and move in unison to these and other market conditions. As a result of these factors, stocks in which the Communication Sector Fund will invest may be more volatile, and carry greater risk of adverse developments that can affect many of the companies in which the Communications Sector Fund invests, than a mixture of stocks of companies from a wide variety of industries.

          o INDEX INVESTING RISK. Market fluctuations can cause the performance of the Dow Jones US Telecommunications Index to be significantly influenced by a handful of companies. Thus, the Communications Sector Fund's performance will be more vulnerable to changes in the market value of those companies. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Communications Sector Fund's performance may sometimes be lower than that of other types of funds, such as those emphasizing small- or large-capitalization companies. The Communications Sector Fund uses an indexing strategy. It does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance. The correlation between the Communications Sector Fund and index performance may be affected by the Communications Sector Fund's expenses, changes in securities markets, changes in the composition of the index, the size of the Communications Sector Fund's portfolio, the timing of purchases and redemptions of the Communications Sector Fund's shares, and the costs and investment effects of reallocating a portion of the Fund's portfolio to comply with the diversification requirements under the Internal Revenue Code, as described above. Because the Communications Sector Fund has expenses and other investment considerations that an index does not, the Communications Sector Fund's performance may be lower than that of the index.

PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to broad-based indices since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

Mellon Capital Management Corporation ("Mellon Capital") has been serving as the Sub-Adviser to this Fund since February 18, 2004. Returns shown for the period prior to that date reflect the results achieved by prior Sub-Advisers.


ANNUAL TOTAL RETURNS AS OF DECEMBER 31 [TO BE FILED BY AMENDMENT]


     CLASS A


During the period covered, the Fund's highest quarterly return was 23.53% (4th quarter of 2002) and its lowest quarterly return was -31.93% (2nd quarter of
2002).


ANNUAL TOTAL RETURNS AS OF DECEMBER 31 [TO BE FILED BY AMENDMENT]

     CLASS B


During the period covered, the Fund's highest quarterly return was 8.62% (4th quarter of 2004) and its lowest quarterly return was -4.51% (1st quarter of
2005).


AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2006 [TO BE FILED BY AMENDMENT]
 --------------------------------------------------------------- ---------------- ---------------- ------------------
                                                                     1 year           5 year         Life of Fund*
 --------------------------------------------------------------- ---------------- ---------------- ------------------
 JNL/Mellon Capital Management Communications Sector Fund              %                                   %
 (Class A)                                                                              %
 Dow Jones US Telecommunications Index                                 %                %                  %
 --------------------------------------------------------------- ---------------- ---------------- ------------------

*The Fund began operations on July 6, 1999.
The Dow Jones US Telecommunications Index is a subset of the benchmark Dow Jones U.S. Total Market Index and is comprised of securities that are classified in the Telecommunications sector by the Dow Jones Industry Classification Benchmark. The classifications are determined by primary revenue source of each company and are reviewed annually by Dow Jones.


AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2006 [TO BE FILED BY AMENDMENT]
 ------------------------------------------------------------------------------ ----------------- -------------------
                                                                                     1 year         Life of Class*
 ------------------------------------------------------------------------------ ----------------- -------------------
 JNL/Mellon Capital Management Communications Sector Fund (Class B)                   %                   %
 Dow Jones US Telecommunications Index                                                %                   %
 ------------------------------------------------------------------------------ ----------------- -------------------

*The Class B shares of the Fund began operations on March 5, 2004.
The Dow Jones US Telecommunications Index is a subset of the benchmark Dow Jones U.S. Total Market Index and is comprised of securities that are classified in the Telecommunications sector by the Dow Jones Industry Classification Benchmark. The classifications are determined by primary revenue source of each company and are reviewed annually by Dow Jones.

[TO BE FILED BY AMENDMENT]
EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly. The expenses do not reflect the expenses of the Contracts or the Separate Account, whichever may be applicable and the total expenses would be higher if they were included.


SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

-----------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
-----------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------- ---------------------------
                                                                                               CLASS A
------------------------------------------------------------------------------------- ---------------------------
------------------------------------------------------------------------------------- ---------------------------
Management/Administrative Fee                                                                        %
------------------------------------------------------------------------------------- ---------------------------
------------------------------------------------------------------------------------- ---------------------------
12b-1 Fee                                                                                            %
------------------------------------------------------------------------------------- ---------------------------
------------------------------------------------------------------------------------- ---------------------------
Other Expenses*                                                                                      %
------------------------------------------------------------------------------------- ---------------------------
------------------------------------------------------------------------------------- ---------------------------
Total Annual Fund Operating Expenses                                                                 %
------------------------------------------------------------------------------------- ---------------------------

------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------- ---------------------------
                                                                                                CLASS B
-------------------------------------------------------------------------------------- ---------------------------
-------------------------------------------------------------------------------------- ---------------------------
Management/Administrative Fee                                                                         %
-------------------------------------------------------------------------------------- ---------------------------
-------------------------------------------------------------------------------------- ---------------------------
12b-1 Fee                                                                                             %
-------------------------------------------------------------------------------------- ---------------------------
-------------------------------------------------------------------------------------- ---------------------------
Other Expenses*                                                                                       %
-------------------------------------------------------------------------------------- ---------------------------
-------------------------------------------------------------------------------------- ---------------------------
Total Annual Fund Operating Expenses                                                                  %
-------------------------------------------------------------------------------------- ---------------------------


*Other expenses are based on estimated amounts for the current fiscal year.


EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts or the Separate Account and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

[TO BE FILED BY AMENDMENT]
------------------------------------------------------------------------------------ ----------------------------
EXPENSE EXAMPLE                                                                                CLASS A
------------------------------------------------------------------------------------ ----------------------------
------------------------------------------------------------------------------------ ----------------------------
1 Year                                                                                             $
------------------------------------------------------------------------------------ ----------------------------
------------------------------------------------------------------------------------ ----------------------------
3 Years                                                                                            $
------------------------------------------------------------------------------------ ----------------------------
------------------------------------------------------------------------------------ ----------------------------
5 Years                                                                                            $
------------------------------------------------------------------------------------ ----------------------------
------------------------------------------------------------------------------------ ----------------------------
10 Years                                                                                           $
------------------------------------------------------------------------------------ ----------------------------

------------------------------------------------------------------------------------ -----------------------------
EXPENSE EXAMPLE                                                                                CLASS B
------------------------------------------------------------------------------------ -----------------------------
------------------------------------------------------------------------------------ -----------------------------
1 Year                                                                                              $
------------------------------------------------------------------------------------ -----------------------------
------------------------------------------------------------------------------------ -----------------------------
3 Years                                                                                             $
------------------------------------------------------------------------------------ -----------------------------
------------------------------------------------------------------------------------ -----------------------------
5 Years                                                                                             $
------------------------------------------------------------------------------------ -----------------------------
------------------------------------------------------------------------------------ -----------------------------
10 Years                                                                                            $
------------------------------------------------------------------------------------ -----------------------------

ADDITIONAL INFORMATION ABOUT THE PRINCIPAL INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. The market for communications products and services is characterized by rapidly changing technology, rapid product obsolescence or loss of patent protection, cyclical market patterns, evolving industry standards and frequent new product introductions. Certain communications/bandwidth companies are subject to substantial governmental regulation that, among other things, regulates permitted rates of return and the kinds of services that a company may offer. The communications industry has experienced substantial deregulation in recent years. Deregulation may lead to fierce competition for market share and can have a negative impact on certain companies. Competitive pressures are intense and communications company stocks can experience rapid volatility.

To effectively manage cash inflows and outflows, the Communications Sector Fund will maintain a cash position primarily consisting of shares of money market mutual funds including an affiliated JNL Money Market Fund to the extent permitted under the 1940 Act. The Communications Sector Fund may also invest to some degree in money market instruments.

The SAI has more information about the Communications Sector Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

JNL/MELLON CAPITAL MANAGEMENT CONSUMER BRANDS SECTOR FUND


INVESTMENT OBJECTIVE. The objective of the JNL/Mellon Capital Management Consumer Brands Sector Fund ("Consumer Brands Sector Fund") is total return through capital appreciation and dividend income.


PRINCIPAL INVESTMENT STRATEGIES. The Consumer Brands Sector Fund seeks to achieve its objective by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the Dow Jones US Consumer Services Index. The Consumer Brands Sector Fund does not employ traditional methods of active investment management, which involves the buying and selling of securities based upon security analysis. Indexing offers a cost-effective investment approach to gaining diversified market exposure over the long term. The Consumer Brands Sector Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in the stocks in the Dow Jones US Consumer Services Index in proportion to their market capitalization weighting in the Dow Jones US Consumer Services Index. When replicating a capitalization-weighted index such as the Dow Jones US Consumer Services Index, portfolio turnover is reduced to what the index adds and deletes, rebalancing, contract owner contributions and withdrawals, and reinvestment of income. The Fund's ability to achieve significant correlation with the performance of the Dow Jones US Consumer Services Index may be affected by changes in securities markets and changes in the composition of the Dow Jones US Consumer Services Index.

The Fund will utilize the replication investment approach set forth above at all times except for circumstances in which the market capitalization weightings of the Index will violate the diversification requirements of the Internal Revenue Code. In such cases, the excess weight of any security that will cause the Fund to be in violation of the diversification requirements will be allocated to the other securities in the Fund.

The Dow Jones US Consumer Services Index is a subset of the benchmark Dow Jones U.S. Total Market Index and is comprised of securities that are classified in the Consumer, Cyclical sector by the Dow Jones US Industry Classification Benchmark. The classifications are determined by primary revenue source of each company and are reviewed annually by Dow Jones US.


Certain provisions of the Investment Company Act of 1940, as amended, limit the ability of the Fund to invest more than 5% of the Fund's total assets in the stock of any company that derives more than 15% of its gross revenues from securities related activities ("Securities Related Companies"). If a Securities Related Company is selected by the strategy described above, the Sub-Adviser may depart from the Fund's investment strategy only to the extent necessary to maintain compliance with these provisions. Any amount that cannot be allocated to a Securities Related Company because of the 5% limit will be allocated among the remaining portfolio securities in proportion to the percentage relationships determined by the strategy.


PRINCIPAL RISKS OF INVESTING IN THE CONSUMER BRANDS SECTOR FUND. An investment in the Consumer Brands Sector Fund is not guaranteed. As with any mutual fund, the value of the Consumer Brands Sector Fund's shares will change, and you could lose money by investing in this Fund. A variety of factors may influence its investment performance, such as:

               o MARKET RISK. Because the Consumer Brands Sector Fund invests in stocks of U.S. and foreign companies, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, in response to changes in a particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of a company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

               o NON-DIVERSIFICATION. The Consumer Brands Sector Fund is "non-diversified" as such term is defined in the Investment Company Act of 1940, as amended, which means that the Fund may hold securities of a smaller number of issuers than if it were "diversified." With a smaller number of different issuers, the Consumer Brands Sector Fund is subject to more risk than another fund holding securities of a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation in the Consumer Brands Sector Fund's total return and share price.

               o INDUSTRY CONCENTRATION RISK. Because the Consumer Brands Sector Fund invests primarily in common stocks of consumer goods companies, the Fund's performance is closely tied to, and affected by, the consumer goods industry. Companies within an industry are often faced with the same obstacles, issues or regulatory burdens, and their common stock may react similarly and move in unison to these and other market conditions. As a result of these factors, stocks in which the Consumer Brands Sector Fund invests may be more volatile, and carry greater risk of adverse developments that can affect many of the companies in which the Consumer Brands Sector Fund invests, than a mixture of stocks of companies from a wide variety of industries.

               o INDEX INVESTING RISK. While the Dow Jones US Consumer Services Index is comprised of the stocks of a large number of companies, market fluctuations can cause the performance of the Dow Jones US Consumer Services Index to be significantly influenced by a handful of companies. Thus, the Consumer Brands Sector Fund's performance will be more vulnerable to changes in the market value of those companies. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Consumer Brands Sector Fund's performance may sometimes be lower than that of other types of funds, such as those emphasizing small- or large-capitalization companies. The Consumer Brands Sector Fund uses an indexing strategy. It does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance. The correlation between the Consumer Brands Sector Fund and the Dow Jones US Consumer Services Index index performance may be affected by the Consumer Brands Sector Fund's expenses, changes in securities markets, changes in the composition of the index, the size of the Consumer Brands Sector Fund's portfolio and the timing of purchases and redemptions of the Consumer Brands Sector Fund's shares. Because the Consumer Brands Sector Fund has expenses and other investment considerations that an index does not, the Consumer Brands Sector Fund's performance may be lower than that of the index.

PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to broad-based indices since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

Mellon Capital Management Corporation ("Mellon Capital") has been serving as the Sub-Adviser to this Fund since February 18, 2004. Returns shown for the period prior to that date reflect the results achieved by prior Sub-Advisers.


ANNUAL TOTAL RETURNS AS OF DECEMBER 31 [TO BE FILED BY AMENDMENT]

CLASS A


During the period covered, the Fund's highest quarterly return was 12.82% (4th quarter of 2004) and its lowest quarterly return was -15.22% (1st quarter of
2001).


ANNUAL TOTAL RETURNS AS OF DECEMBER 31 [TO BE FILED BY AMENDMENT]

     CLASS B


During the period covered, the Fund's highest quarterly return was 12.80% (4th quarter of 2004) and its lowest quarterly return was -3.47% (1st quarter of
2005).


AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2006 [TO BE FILED BY AMENDMENT]

    ----------------------------------------------------- -------------------- ------------------- ------------------
                                                                1 year               5 year          Life of Fund*
    ----------------------------------------------------- -------------------- ------------------- ------------------
    JNL/Mellon Capital Management Consumer Brands                  %                                       %
    Sector Fund (Class A)                                                               %
    Dow Jones US Consumer Services Index                           %                   %                   %
    ----------------------------------------------------- -------------------- ------------------- ------------------

* The Fund began operations on July 6, 1999.
The Dow Jones US Consumer Services Index is a subset of the benchmark Dow Jones U.S. Total Market Index and is comprised of securities that are classified in the Consumer Services sector by the Dow Jones US Industry Classification Benchmark. The classifications are determined by primary revenue source of each company and are reviewed annually by Dow Jones US.


AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2006 [TO BE FILED BY AMENDMENT]
------------------------------------------------------------------------------ ----------------- -------------------
                                                                                    1 year         Life of Class*
------------------------------------------------------------------------------ ----------------- -------------------
JNL/Mellon Capital Management Consumer Brands Sector Fund (Class B)                  %                    %
Dow Jones US Consumer Services Index                                                 %                   %
------------------------------------------------------------------------------ ----------------- -------------------

* The Class B shares of the Fund began operations on March 5, 2004.
The Dow Jones US Consumer Services Index is a subset of the benchmark Dow Jones U.S. Total Market Index and is comprised of securities that are classified in the Consumer Services sector by the Dow Jones US Industry Classification Benchmark. The classifications are determined by primary revenue source of each company and are reviewed annually by Dow Jones US.

[TO BE FILED BY AMENDMENT] EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly. The expenses do not reflect the expenses of the Contracts or the Separate Account, whichever may be applicable and the total expenses would be higher if they were included.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

-----------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
-----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------- -----------------------
                                                                                                 CLASS A
----------------------------------------------------------------------------------------- -----------------------
----------------------------------------------------------------------------------------- -----------------------
Management/Administrative Fee                                                                       %
----------------------------------------------------------------------------------------- -----------------------
----------------------------------------------------------------------------------------- -----------------------
12b-1 Fee                                                                                           %
----------------------------------------------------------------------------------------- -----------------------
----------------------------------------------------------------------------------------- -----------------------
Other Expenses*                                                                                     %
----------------------------------------------------------------------------------------- -----------------------
----------------------------------------------------------------------------------------- -----------------------
Total Annual Fund Operating Expenses                                                                %
----------------------------------------------------------------------------------------- -----------------------

------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------ -----------------------
                                                                                                  CLASS B
------------------------------------------------------------------------------------------ -----------------------
------------------------------------------------------------------------------------------ -----------------------
Management/Administrative Fee                                                                        %
------------------------------------------------------------------------------------------ -----------------------
------------------------------------------------------------------------------------------ -----------------------
12b-1 Fee                                                                                               %
------------------------------------------------------------------------------------------ -----------------------
------------------------------------------------------------------------------------------ -----------------------
Other Expenses*                                                                                      %
------------------------------------------------------------------------------------------ -----------------------
------------------------------------------------------------------------------------------ -----------------------
Total Annual Fund Operating Expenses                                                                 %
------------------------------------------------------------------------------------------ -----------------------


*Other expenses are based on estimated amounts for the current fiscal year.


EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts or the Separate Account and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

[TO BE FILED BY AMENDMENT]
----------------------------------------------------------------------------------------- ------------------------
EXPENSE EXAMPLE                                                                                   CLASS A
----------------------------------------------------------------------------------------- ------------------------
----------------------------------------------------------------------------------------- ------------------------
1 Year                                                                                                 $
----------------------------------------------------------------------------------------- ------------------------
----------------------------------------------------------------------------------------- ------------------------
3 Years                                                                                                $
----------------------------------------------------------------------------------------- ------------------------
----------------------------------------------------------------------------------------- ------------------------
5 Years                                                                                                $
----------------------------------------------------------------------------------------- ------------------------
----------------------------------------------------------------------------------------- ------------------------
10 Years                                                                                               $
----------------------------------------------------------------------------------------- ------------------------

----------------------------------------------------------------------------------------- ------------------------
EXPENSE EXAMPLE                                                                                   CLASS B
----------------------------------------------------------------------------------------- ------------------------
----------------------------------------------------------------------------------------- ------------------------
1 Year                                                                                                 $
----------------------------------------------------------------------------------------- ------------------------
----------------------------------------------------------------------------------------- ------------------------
3 Years                                                                                                $
----------------------------------------------------------------------------------------- ------------------------
----------------------------------------------------------------------------------------- ------------------------
5 Years                                                                                                $
----------------------------------------------------------------------------------------- ------------------------
----------------------------------------------------------------------------------------- ------------------------
10 Years                                                                                               $
----------------------------------------------------------------------------------------- ------------------------


ADDITIONAL INFORMATION ABOUT THE PRINCIPAL INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. General risks of consumer goods companies include cyclicality of revenues and earnings, economic recession, currency fluctuations, changing consumer tastes, extensive competition, product liability litigation and increased governmental regulation. Generally, spending on consumer goods is affected by the economic health of consumers. A weak economy and its effect on consumer spending would adversely affect consumer goods companies.

To effectively manage cash inflows and outflows, the Consumer Brands Sector Fund will maintain a cash position primarily consisting of shares of money market mutual funds including an affiliated JNL Money Market Fund to the extent permitted under the 1940 Act. The Consumer Brands Sector Fund may also invest to some degree in money market instruments.

The performance of the Consumer Brands Sector Fund depends on the Sub-Adviser's ability to effectively implement the investment strategies of this Fund and will also depend on the performance of the stocks selected that meet the stock selection criteria.

The SAI has more information about the Consumer Brands Sector Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

JNL/MELLON CAPITAL MANAGEMENT FINANCIAL SECTOR FUND


INVESTMENT OBJECTIVE. The objective of the JNL/Mellon Capital Management Financial Sector Fund ("Financial Sector Fund") is total return through capital appreciation and dividend income.


PRINCIPAL INVESTMENT STRATEGIES. The Financial Sector Fund seeks to achieve its objective by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the Dow Jones US Financial Index. The Financial Sector Fund does not employ traditional methods of active investment management, which involves the buying and selling of securities based upon security analysis. Indexing offers a cost-effective investment approach to gaining diversified market exposure over the long term. The Financial Sector Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in the stocks in the Dow Jones US Financial Index in proportion to their market capitalization weighting in the Dow Jones US Financial Index. When replicating a capitalization-weighted index such as the Dow Jones US Financial Index, portfolio turnover is reduced to what the index adds and deletes, rebalancing, contract owner contributions and withdrawals, and reinvestment of income. The Fund's ability to achieve significant correlation with the performance of the Dow Jones US Financial Index may be affected by changes in securities markets and changes in the composition of the Dow Jones US Financial Index.

The Fund will utilize the replication investment approach set forth above at all times except for circumstances in which the market capitalization weightings of the Index will violate the diversification requirements of the Internal Revenue Code. In such cases, the excess weight of any security that will cause the Fund to be in violation of the diversification requirements will be allocated to the other securities in the Fund.

The Dow Jones US Financial Index is a subset of the benchmark Dow Jones U.S. Total Market Index and is comprised of securities that are classified in the financial sector by the Dow Jones Industry Classification Benchmark. The classifications are determined by primary revenue source of each company and are reviewed annually by Dow Jones.


Certain provisions of the Investment Company Act of 1940, as amended, limit the ability of the Fund to invest more than 5% of the Fund's total assets in the stock of any company that derives more than 15% of its gross revenues from securities related activities ("Securities Related Companies"). If a Securities Related Company is selected by the strategy described above, the Sub-Adviser may depart from the Fund's investment strategy only to the extent necessary to maintain compliance with these provisions. Any amount that cannot be allocated to a Securities Related Company because of the 5% limit will be allocated among the remaining portfolio securities in proportion to the percentage relationships determined by the strategy.


PRINCIPAL RISKS OF INVESTING IN THE FINANCIAL SECTOR FUND. An investment in the Financial Sector Fund is not guaranteed. As with any mutual fund, the value of the Financial Sector Fund's shares will change, and you could lose money by investing in this Fund. A variety of factors may influence its investment performance, such as:

               o MARKET RISK. Because the Financial Sector Fund invests in stocks of U.S. and foreign companies, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, in response to changes in a particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of a company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

               o NON-DIVERSIFICATION. The Financial Sector Fund is "non-diversified" as such term is defined in the Investment Company Act of 1940, as amended, which means that the Fund may hold securities of a smaller number of issuers than if it were "diversified." With a smaller number of different issuers, the Financial Sector Fund is subject to more risk than another fund holding securities of a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation in the Financial Sector Fund's total return and share price. Notwithstanding the foregoing, and in compliance with the Investment Act of 1940, as amended, the Financial Sector Fund does not intend to invest more than 5% of the value of its total assets in the common stock of any issuer that derives more than 15% of its gross revenues from securities-related activities.

               o INDUSTRY CONCENTRATION RISK. Because the Financial Sector Fund invests primarily in common stocks of financial sector companies, the Fund's performance is closely tied to, and affected by, the financial industry. Companies within an industry are often faced with the same obstacles, issues or regulatory burdens, and their common stock may react similarly and move in unison to these and other market conditions. As a result of these factors, stocks in which the Financial Sector Fund invests may be more volatile, and carry greater risk of adverse developments that can affect many of the companies in which the Financial Sector Fund invests, than a mixture of stocks of companies from a wide variety of industries.

               o INDEX INVESTING RISK. While the Dow Jones US Financial Index is comprised of the stocks of a large number of companies, market fluctuations can cause the performance of the Dow Jones US Financial Index to be significantly influenced by a handful of companies. Thus, the Financial Sector Fund's performance will be more vulnerable to changes in the market value of those companies. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Financial Sector Fund's performance may sometimes be lower than that of other types of funds, such as those emphasizing small- or large-capitalization companies. The Financial Sector Fund uses an indexing strategy. It does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance. The correlation between the Financial Sector Fund and index performance may be affected by the Financial Sector Fund's expenses, changes in securities markets, changes in the composition of the index, the size of the Financial Sector Fund's portfolio and the timing of purchases and redemptions of the Financial Sector Fund's shares. Because the Financial Sector Fund has expenses and other investment considerations that an index does not, the Financial Sector Fund's performance may be lower than that of the index.

PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to broad-based indices since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

Mellon Capital Management Corporation ("Mellon Capital") has been serving as the Sub-Adviser to this Fund since February 18, 2004. Returns shown for the period prior to that date reflect the results achieved by prior Sub-Advisers.


ANNUAL TOTAL RETURNS AS OF DECEMBER 31 [TO BE FILED BY AMENDMENT]

     CLASS A


During the period covered, the Fund's highest quarterly return was 27.56% (3rd quarter of 2000) and its lowest quarterly return was -16.88% (3rd quarter of
2002).


ANNUAL TOTAL RETURNS AS OF DECEMBER 31 [TO BE FILED BY AMENDMENT]

     CLASS B


During the period covered, the Fund's highest quarterly return was 9.05% (4th quarter of 2004) and its lowest quarterly return was -6.46% (1st quarter of
2005).


AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2006 [TO BE FILED BY AMENDMENT]
   ---------------------------------------------------------------------- ------------- ------------ ----------------
                                                                             1 year       5 year      Life of Fund*
   ---------------------------------------------------------------------- ------------- ------------ ----------------
   JNL/Mellon Capital Management Financial Sector Fund (Class A)               %                %          %
   Dow Jones US Financial Index                                                %                %          %
   ---------------------------------------------------------------------- ------------- ------------ ----------------


* The Fund began operations on July 6, 1999.
The Dow Jones US Financial Index is a subset of the benchmark Dow Jones U.S. Total Market Index and is comprised of securities that are classified in the financial sector by the Dow Jones Industry Classification Benchmark. The classifications are determined by primary revenue source of each company and are reviewed annually by Dow Jones.


AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2006 [TO BE FILED BY AMENDMENT]
-------------------------------------------------------------------------------- ----------------- -----------------
                                                                                      1 year        Life of Class*
-------------------------------------------------------------------------------- ----------------- -----------------
JNL/Mellon Capital Management Financial Sector Fund (Class B)                         %                 %
Dow Jones US Financial Index                                                          %                 %
-------------------------------------------------------------------------------- ----------------- -----------------

* The Fund began operations on March 5, 2004.
The Dow Jones US Financial Index is a subset of the benchmark Dow Jones U.S. Total Market Index and is comprised of securities that are classified in the financial sector by the Dow Jones Industry Classification Benchmark. The classifications are determined by primary revenue source of each company and are reviewed annually by Dow Jones.

[TO BE FILED BY AMENDMENT] EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly. The expenses do not reflect the expenses of the Contracts or the Separate Account, whichever may be applicable and the total expenses would be higher if they were included.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

-----------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
-----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------- -----------------------
                                                                                                 CLASS A
----------------------------------------------------------------------------------------- -----------------------
----------------------------------------------------------------------------------------- -----------------------
Management/Administrative Fee                                                                       %
----------------------------------------------------------------------------------------- -----------------------
----------------------------------------------------------------------------------------- -----------------------
12b-1 Fee                                                                                           %
----------------------------------------------------------------------------------------- -----------------------
----------------------------------------------------------------------------------------- -----------------------
Other Expenses*                                                                                     %
----------------------------------------------------------------------------------------- -----------------------
----------------------------------------------------------------------------------------- -----------------------
Total Annual Fund Operating Expenses                                                                %
----------------------------------------------------------------------------------------- -----------------------

----------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
----------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------- -----------------------
                                                                                                CLASS B
---------------------------------------------------------------------------------------- -----------------------
---------------------------------------------------------------------------------------- -----------------------
Management/Administrative Fee                                                                      %
---------------------------------------------------------------------------------------- -----------------------
---------------------------------------------------------------------------------------- -----------------------
12b-1 Fee                                                                                             %
---------------------------------------------------------------------------------------- -----------------------
---------------------------------------------------------------------------------------- -----------------------
Other Expenses*                                                                                    %
---------------------------------------------------------------------------------------- -----------------------
---------------------------------------------------------------------------------------- -----------------------
Total Annual Fund Operating Expenses                                                               %
---------------------------------------------------------------------------------------- -----------------------

*Other expenses are based on estimated amounts for the current fiscal year. EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts or the Separate Account and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

[TO BE FILED BY AMENDMENT]
-------------------------------------------------------------------------------------- ---------------------------
EXPENSE EXAMPLE                                                                                 CLASS A
-------------------------------------------------------------------------------------- ---------------------------
-------------------------------------------------------------------------------------- ---------------------------
1 Year                                                                                               $
-------------------------------------------------------------------------------------- ---------------------------
-------------------------------------------------------------------------------------- ---------------------------
3 Years                                                                                              $
-------------------------------------------------------------------------------------- ---------------------------
-------------------------------------------------------------------------------------- ---------------------------
5 Years                                                                                              $
-------------------------------------------------------------------------------------- ---------------------------
-------------------------------------------------------------------------------------- ---------------------------
10 Years                                                                                             $
-------------------------------------------------------------------------------------- ---------------------------

-------------------------------------------------------------------------------------- --------------------------
EXPENSE EXAMPLE                                                                                 CLASS B
-------------------------------------------------------------------------------------- --------------------------
-------------------------------------------------------------------------------------- --------------------------
1 Year                                                                                             $
-------------------------------------------------------------------------------------- --------------------------
-------------------------------------------------------------------------------------- --------------------------
3 Years                                                                                            $
-------------------------------------------------------------------------------------- --------------------------
-------------------------------------------------------------------------------------- --------------------------
5 Years                                                                                            $
-------------------------------------------------------------------------------------- --------------------------
-------------------------------------------------------------------------------------- --------------------------
10 Years                                                                                           $
-------------------------------------------------------------------------------------- --------------------------

ADDITIONAL INFORMATION ABOUT THE PRINCIPAL INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. The financial services industry continues to evolve as banks and insurers expand their businesses through innovative products and services. Banks, thrifts and their holding companies are especially subject to the adverse effects of economic recession; volatile interest rates; portfolio concentrations in geographic markets and in commercial and residential real estate loans; and competition from new entrants in their fields of business. Although recently enacted legislation repealed most of the barriers which separated the banking, insurance and securities industries, these industries are still extensively regulated at both the federal and state level and may be adversely affected by increased regulations.

BANK AND THRIFT RISKS. Banks and thrifts face increased competition from nontraditional lending sources as regulatory changes, such as the recently enacted financial services overhaul legislation, permit new entrants to offer various financial products. Technological advances such as the Internet allow these nontraditional lending sources to cut overhead and permit the more efficient use of customer data.

FINANCIAL SERVICE PROVIDER RISKS. Broker-dealers, investment banks, finance companies and mutual fund companies also are financial services providers. These companies can compete with banks and thrifts to provide financial service products in addition to their traditional services, such as brokerage and investment advice. In addition, all financial service companies face shrinking profit margins due to new competitors, the cost of new technology and the pressure to compete globally.

INSURANCE COMPANY RISKS. Insurance company profits are affected by many factors, including interest rate movements, the imposition of premium rate caps, competition and pressure to compete globally. Property and casualty insurance profits may also be affected by weather catastrophes and other disasters. Life and health insurance companies' profits may also be adversely affected by increased government regulations or tax law changes.

To effectively manage cash inflows and outflows, the Financial Sector Fund will maintain a cash position primarily consisting of shares of money market mutual funds including an affiliated JNL Money Market Fund to the extent permitted under the 1940 Act. The Financial Sector Fund may also invest to some degree in money market instruments.

The performance of the Financial Sector Fund depends on the Sub-Adviser's ability to effectively implement the investment strategies of the Financial Sector Fund and will also depend on the performance of the stocks selected that meet the stock selection criteria.

The SAI has more information about the Financial Sector Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

JNL/MELLON CAPITAL MANAGEMENT HEALTHCARE SECTOR FUND


INVESTMENT  OBJECTIVE.  The  objective  of  the  JNL/Mellon  Capital  Management
Healthcare Sector Fund ("Healthcare Sector Fund") is total return through capital appreciation and dividend income.


PRINCIPAL INVESTMENT STRATEGIES. The Healthcare Sector Fund seeks to achieve its objective by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the Dow Jones US Healthcare Index. The Healthcare Sector Fund does not employ traditional methods of active investment management, which involves the buying and selling of securities based upon security analysis. Indexing offers a cost-effective investment approach to gaining diversified market exposure over the long term. The Healthcare Sector Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in the stocks in the Dow Jones US Healthcare Index in proportion to their market capitalization weighting in the Dow Jones US Healthcare Index. When replicating a capitalization-weighted index such as the Dow Jones US Healthcare Index, portfolio turnover is reduced to what the index adds and deletes, rebalancing, contract owner contributions and withdrawals, and reinvestment of income. The Fund's ability to achieve significant correlation with the performance of the Dow Jones US Healthcare Index may be affected by changes in securities markets and changes in the composition of the Dow Jones US Healthcare Index.

The Fund will utilize the replication investment approach set forth above at all times except for circumstances in which the market capitalization weightings of the Index will violate the diversification requirements of the Internal Revenue Code. In such cases, the excess weight of any security that will cause the Fund to be in violation of the diversification requirements will be allocated to the other securities in the Fund.

The Dow Jones US Healthcare Index is a subset of the benchmark Dow Jones U.S. Total Market Index and is comprised of securities that are classified in the Healthcare sector by the Dow Jones Industry Classification Benchmark. The classifications are determined by primary revenue source of each company and are reviewed annually by Dow Jones.


Certain provisions of the Investment Company Act of 1940, as amended, limit the ability of the Fund to invest more than 5% of the Fund's total assets in the stock of any company that derives more than 15% of its gross revenues from securities related activities ("Securities Related Companies"). If a Securities Related Company is selected by the strategy described above, the Sub-Adviser may depart from the Fund's investment strategy only to the extent necessary to maintain compliance with these provisions. Any amount that cannot be allocated to a Securities Related Company because of the 5% limit will be allocated among the remaining portfolio securities in proportion to the percentage relationships determined by the strategy.


PRINCIPAL RISKS OF INVESTING IN THE HEALTHCARE SECTOR FUND. An investment in the Healthcare Sector Fund is not guaranteed. As with any mutual fund, the value of the Healthcare Sector Fund's shares will change, and you could lose money by investing in this Fund. A variety of factors may influence its investment performance, such as:

         o MARKET RISK. Because the Healthcare Sector Fund invests in stocks of U.S. and foreign companies, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, in response to changes in a particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of a company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

          o NON-DIVERSIFICATION. The Healthcare Sector Fund is "non-diversified" as such term is defined in the Investment Company Act of 1940, as amended, which means that the Fund may hold securities of a smaller number of issuers than if it were "diversified." With a smaller number of different issuers, the Healthcare Sector Fund is subject to more risk than another fund holding securities of a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation in the Healthcare Sector Fund's total return and share price.

          o INDUSTRY CONCENTRATION RISK. Because the Healthcare Sector Fund invests primarily in common stocks of pharmaceutical and healthcare related companies, the Fund's performance is closely tied to, and affected by, the pharmaceutical and healthcare industries. Companies within an industry often are faced with the same obstacles, issues or regulatory burdens, and their common stocks may react similarly and move in unison to these and other market conditions. As a result of these factors, stocks in which the Healthcare Sector Fund invests may be more volatile, and carry a greater risk of adverse developments that can affect many companies in which the Healthcare Sector Fund invests, than a mixture of stocks of companies from a wide variety of industries.

          o INDEX INVESTING RISK. While the Dow Jones US Healthcare Index is comprised of the stocks of a large number of companies, market fluctuations can cause the performance of the Dow Jones US Healthcare Index to be significantly influenced by a handful of companies. Thus, the Healthcare Sector Fund's performance will be more vulnerable to changes in the market value of those companies. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Healthcare Sector Fund's performance may sometimes be lower than that of other types of funds, such as those emphasizing small- or large-capitalization companies. The Healthcare Sector Fund uses an indexing strategy. It does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance. The correlation between the Healthcare Sector Fund and index performance may be affected by the Healthcare Sector Fund's expenses, changes in securities markets, changes in the composition of the index, the size of the Healthcare Sector Fund's portfolio and the timing of purchases and redemptions of the Healthcare Sector Fund's shares. Because the Healthcare Sector Fund has expenses and other investment considerations that an index does not, the Healthcare Sector Fund's performance may be lower than that of the index.

PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to broad-based indices since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

Mellon Capital Management Corporation ("Mellon Capital") has been serving as the Sub-Adviser to this Fund since February 18, 2004. Returns shown for the period prior to that date reflect the results achieved by prior Sub-Advisers.


ANNUAL TOTAL RETURNS AS OF DECEMBER 31 [TO BE FILED BY AMENDMENT]

CLASS A


During the period covered, the Fund's highest quarterly return was 17.07% (3rd quarter of 2003) and its lowest quarterly return was -18.72% (2nd quarter of
2002).


ANNUAL TOTAL RETURNS AS OF DECEMBER 31 [TO BE FILED BY AMENDMENT]

     CLASS B



During the period covered, the Fund's highest quarterly return was 5.66% (4th quarter of 2004) and its lowest quarterly return was -4.66% (3rd quarter of
2004).


AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2006 [TO BE FILED BY AMENDMENT]

 ---------------------------------------------------------------------- -------------- ------------ -----------------
                                                                           1 year        5 year      Life of Fund*
 ---------------------------------------------------------------------- -------------- ------------ -----------------
 JNL/Mellon Capital Management Healthcare Sector Fund (Class A)               %             %              %
 Dow Jones US Healthcare Index                                                %             %              %
 ---------------------------------------------------------------------- -------------- ------------ -----------------


*The Fund began operations on July 6, 1999.
The Dow Jones US Healthcare Index is a subset of the benchmark Dow Jones U.S. Total Market Index and is comprised of securities that are classified in the Healthcare sector by the Dow Jones Industry Classification Benchmark. The classifications are determined by primary revenue source of each company and are reviewed annually by Dow Jones.


AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2006 [TO BE FILED BY AMENDMENT]
----------------------------------------------------------------------------------- ---------------- ----------------
                                                                                        1 year       Life of Class*
----------------------------------------------------------------------------------- ---------------- ----------------
JNL/Mellon Capital Management Healthcare Sector Fund (Class B)                             %                %
Dow Jones US Healthcare Index                                                              %                %
----------------------------------------------------------------------------------- ---------------- ----------------

*The Class B shares of the Fund began operations on March 5, 2004.
The Dow Jones US Healthcare Index is a subset of the benchmark Dow Jones U.S. Total Market Index and is comprised of securities that are classified in the Healthcare sector by the Dow Jones Industry Classification Benchmark. The classifications are determined by primary revenue source of each company and are reviewed annually by Dow Jones.

[TO BE FILED BY AMENDMENT] EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly. The expenses do not reflect the expenses of the Contracts or the Separate Account, whichever may be applicable and the total expenses would be higher if they were included.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

-----------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
-----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------- -----------------------
                                                                                                 CLASS A
----------------------------------------------------------------------------------------- -----------------------
----------------------------------------------------------------------------------------- -----------------------
Management/Administrative Fee                                                                       %
----------------------------------------------------------------------------------------- -----------------------
----------------------------------------------------------------------------------------- -----------------------
12b-1 Fee                                                                                           %
----------------------------------------------------------------------------------------- -----------------------
----------------------------------------------------------------------------------------- -----------------------
Other Expenses*                                                                                     %
----------------------------------------------------------------------------------------- -----------------------
----------------------------------------------------------------------------------------- -----------------------
Total Annual Fund Operating Expenses                                                                %
----------------------------------------------------------------------------------------- -----------------------

-----------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
-----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------- -----------------------
                                                                                                 CLASS B
----------------------------------------------------------------------------------------- -----------------------
----------------------------------------------------------------------------------------- -----------------------
Management/Administrative Fee                                                                       %
----------------------------------------------------------------------------------------- -----------------------
----------------------------------------------------------------------------------------- -----------------------
12b-1 Fee                                                                                              %
----------------------------------------------------------------------------------------- -----------------------
----------------------------------------------------------------------------------------- -----------------------
Other Expenses*                                                                                     %
----------------------------------------------------------------------------------------- -----------------------
----------------------------------------------------------------------------------------- -----------------------
Total Annual Fund Operating Expenses                                                                %
----------------------------------------------------------------------------------------- -----------------------


*Other expenses are based on estimated amounts for the current fiscal year.


EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts or the Separate Account and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

[TO BE FILED BY AMENDMENT]
--------------------------------------------------------------------------------------- -------------------------
EXPENSE EXAMPLE                                                                                 CLASS A
--------------------------------------------------------------------------------------- -------------------------
--------------------------------------------------------------------------------------- -------------------------
1 Year                                                                                               $
--------------------------------------------------------------------------------------- -------------------------
--------------------------------------------------------------------------------------- -------------------------
3 Years                                                                                              $
--------------------------------------------------------------------------------------- -------------------------
--------------------------------------------------------------------------------------- -------------------------
5 Years                                                                                              $
--------------------------------------------------------------------------------------- -------------------------
--------------------------------------------------------------------------------------- -------------------------
10 Years                                                                                             $
--------------------------------------------------------------------------------------- -------------------------

--------------------------------------------------------------------------------------- --------------------------
EXPENSE EXAMPLE                                                                                  CLASS B
--------------------------------------------------------------------------------------- --------------------------
--------------------------------------------------------------------------------------- --------------------------
1 Year                                                                                              $
--------------------------------------------------------------------------------------- --------------------------
--------------------------------------------------------------------------------------- --------------------------
3 Years                                                                                             $
--------------------------------------------------------------------------------------- --------------------------
--------------------------------------------------------------------------------------- --------------------------
5 Years                                                                                             $
--------------------------------------------------------------------------------------- --------------------------
--------------------------------------------------------------------------------------- --------------------------
10 Years                                                                                            $
--------------------------------------------------------------------------------------- --------------------------

ADDITIONAL INFORMATION ABOUT THE PRINCIPAL INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. The pharmaceutical and healthcare industries continue to evolve, and as a result, pharmaceutical and healthcare companies need to keep pace with this constant change, in order to be successful. Pharmaceutical and healthcare companies are subject to changing government regulation, including price controls, national health insurance, managed care regulation and tax incentives or penalties related to medical insurance premiums, which could have a negative effect on the price and availability of their products and services. Healthcare facility operators may be affected by the demand for services, efforts by government or insurers to limit rates, restriction of government financial assistance and competition from other providers. In addition, such companies face increasing competition from generic drug sales, the termination of their patent protection for certain drugs and technological advances which render their products or services obsolete. The research and development costs required to bring a drug to market are substantial and may include a lengthy review by the government, with no guarantee that the product will ever go to market or show a profit. In addition, the potential for an increased amount of required disclosure of proprietary scientific information could negatively impact the competitive position of these companies. Many of these companies may not offer certain drugs or products for several years and, as a result, may have significant losses of revenue and earnings.

To effectively manage cash inflows and outflows, the Healthcare Sector Fund will maintain a cash position primarily consisting of shares of money market mutual funds including an affiliated JNL Money Market Fund to the extent permitted under the 1940 Act. The Healthcare Sector Fund may also invest to some degree in money market instruments.

The performance of the Healthcare Sector Fund depends on the Sub-Adviser's ability to effectively implement the investment strategies of this Fund and will also depend on the performance of the stocks selected that meet the stock selection criteria.

The SAI has more information about the Healthcare Sector Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

JNL/MELLON CAPITAL MANAGEMENT OIL & GAS SECTOR FUND


INVESTMENT OBJECTIVE. The objective of the JNL/Mellon Capital Management Oil & Gas Sector Fund ("Oil & Gas Sector Fund") is total return through capital appreciation and dividend income.


PRINCIPAL INVESTMENT STRATEGIES. The Oil & Gas Sector Fund seeks to achieve its objective by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the Dow Jones US Oil & Gas Index. The Oil & Gas Sector Fund does not employ traditional methods of active investment management, which involves the buying and selling of securities based upon security analysis. Indexing offers a cost-effective investment approach to gaining diversified market exposure over the long term. The Oil & Gas Sector Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in the stocks in the Dow Jones US Oil & Gas Index in proportion to their market capitalization
weighting  in  the  Dow  Jones  US  Oil  &  Gas  Index.   When   replicating   a
capitalization-weighted index such as the Dow Jones US Oil & Gas Index, portfolio turnover is reduced to what the index adds and deletes, rebalancing, contract owner contributions and withdrawals, and reinvestment of income. The Fund's ability to achieve significant correlation with the performance of the Dow Jones US Oil & Gas Index may be affected by changes in securities markets and changes in the composition of the Dow Jones US Oil & Gas Index.

The Fund will utilize the replication investment approach set forth above at all times except for circumstances in which the market capitalization weightings of the Index will violate the diversification requirements of the Internal Revenue Code. In such cases, the excess weight of any security that will cause the Fund to be in violation of the diversification requirements will be allocated to the other securities in the Fund. Because a small number of companies currently comprise a relatively large portion of the index, it currently is anticipated that the Fund will need to reallocate the excess weight of the largest securities in the Fund as described above. As a result, the performance of the smaller market capitalization companies in the Index will have a larger impact on Fund performance than they will have on the Index, and the Fund has a correspondingly greater risk of not attaining the desired correlation between Fund performance (before expenses) and the Index. In addition, while reallocation is necessary, the Fund may incur additional trading costs in connection with rebalancing the portfolio from time to time to effect the reallocations necessary to comply with the diversification requirements.

The Dow Jones US Oil & Gas Index is a subset of the benchmark Dow Jones U.S. Total Market Index and is comprised of securities that are classified in the Energy sector by the Dow Jones Industry Classification Benchmark. The classifications are determined by primary revenue source of each company and are reviewed annually by Dow Jones.


Certain provisions of the Investment Company Act of 1940, as amended, limit the ability of the Fund to invest more than 5% of the Fund's total assets in the stock of any company that derives more than 15% of its gross revenues from securities related activities ("Securities Related Companies"). If a Securities Related Company is selected by the strategy described above, the Sub-Adviser may depart from the Fund's investment strategy only to the extent necessary to maintain compliance with these provisions. Any amount that cannot be allocated to a Securities Related Company because of the 5% limit will be allocated among the remaining portfolio securities in proportion to the percentage relationships determined by the strategy.


PRINCIPAL RISKS OF INVESTING IN THE OIL & GAS SECTOR FUND. An investment in the Oil & Gas Sector Fund is not guaranteed. As with any mutual fund, the value of the Oil & Gas Sector Fund's shares will change, and you could lose money by investing in this Fund. A variety of factors may influence its investment performance, such as:

          o MARKET RISK. Because the Oil & Gas Sector Fund invests in stocks of U.S. and foreign companies, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, in response to changes in a particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of a company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

          o NON-DIVERSIFICATION. The Oil & Gas Sector Fund is "non-diversified" as such term is defined in the Investment Company Act of 1940, as amended, which means that the Fund may hold securities of a smaller number of issuers than if it were "diversified." With a smaller number of different issuers, the Oil & Gas Sector Fund is subject to more risk than another fund holding securities of a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation in the Oil & Gas Sector Fund's total return and share price.

          o INDUSTRY CONCENTRATION RISK. Because the Oil & Gas Sector Fund invests primarily in common stocks of energy related companies, the Fund's performance is closely tied to, and affected by, the energy industry. Companies within an industry are often faced with the same obstacles, issues or regulatory burdens, and their common stock may react similarly and move in unison to these and other market conditions. As a result of these factors, stocks in which the Oil & Gas Sector Fund invests may be more volatile, and carry greater risk of adverse developments that can affect many of the companies in which the Oil & Gas Sector Fund invests, than a mixture of stocks of companies from a wide variety of industries.

          o INDEX INVESTING RISK. While the Dow Jones US Oil & Gas Index is comprised of the stocks of a large number of companies, market fluctuations can cause the performance of the Dow Jones US Oil & Gas Index to be significantly influenced by a handful of companies. Thus, the Oil & Gas Sector Fund's performance will be more vulnerable to changes in the market value of those companies. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Oil & Gas Sector Fund's performance may sometimes be lower than that of other types of funds, such as those emphasizing small- or large-capitalization companies. The Oil & Gas Sector Fund uses an indexing strategy. It does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance. The correlation between the Oil & Gas Sector Fund and index performance may be affected by the Oil & Gas Sector Fund's expenses, changes in securities markets, changes in the composition of the index, the size of the Oil & Gas Sector Fund's portfolio, the timing of purchases and redemptions of the Oil & Gas Sector Fund's shares, and the costs and investment effects of reallocating a portion of the Fund's portfolio to comply with the diversification requirements under the Internal Revenue Code, as described above. Because the Oil & Gas Sector Fund has expenses and other investment considerations that an index does not, the Oil & Gas Sector Fund's performance may be lower than that of the index.

PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to broad-based indices since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

Mellon Capital Management Corporation ("Mellon Capital") has been serving as the Sub-Adviser to this Fund since February 18, 2004. Returns shown for the period prior to that date reflect the results achieved by prior Sub-Advisers.


ANNUAL TOTAL RETURNS AS OF DECEMBER 31 [TO BE FILED BY AMENDMENT]

CLASS A


During the period covered, the Fund's highest quarterly return was 20.22% (3rd quarter of 2005) and its lowest quarterly return was -23.51% (3rd quarter of
2001).


ANNUAL TOTAL RETURNS AS OF DECEMBER 31 [TO BE FILED BY AMENDMENT]

     CLASS B


During the period covered, the Fund's highest quarterly return was 20.24% (3rd quarter of 2005) and its lowest quarterly return was -6.33% (4th quarter of
2005).

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2006 [TO BE FILED BY AMENDMENT]
  ---------------------------------------------------------------------- -------------- ------------ ----------------
                                                                            1 year        5 year      Life of Fund*
  ---------------------------------------------------------------------- -------------- ------------ ----------------
  JNL/Mellon Capital Management Oil & Gas Sector Fund (Class A)               %             %              %
  Dow Jones US Oil & Gas Index                                                %             %              %
  ---------------------------------------------------------------------- -------------- ------------ ----------------

* The Fund began operations on July 6, 1999.
The Dow Jones US Oil & Gas Index is a subset of the benchmark Dow Jones U.S. Total Market Index and is comprised of securities that are classified in the Oil & Gas sector by the Dow Jones Industry Classification Benchmark. The classifications are determined by primary revenue source of each company and are reviewed annually by Dow Jones.

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2006 [TO BE FILED BY AMENDMENT]
---------------------------------------------------------------------------------- ---------------- ----------------
                                                                                       1 year       Life of Class*
---------------------------------------------------------------------------------- ---------------- ----------------
JNL/Mellon Capital Management Oil & Gas Sector Fund (Class B)                            %                %
Dow Jones US Oil & Gas Index                                                             %                %
---------------------------------------------------------------------------------- ---------------- ----------------

* The Class B shares of the Fund began operations on March 5, 2004.
The Dow Jones US Oil & Gas Index is a subset of the benchmark Dow Jones U.S. Total Market Index and is comprised of securities that are classified in the Oil & Gas sector by the Dow Jones Industry Classification Benchmark. The classifications are determined by primary revenue source of each company and are reviewed annually by Dow Jones.

[TO BE FILED BY AMENDMENT] EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly. The expenses do not reflect the expenses of the Contracts or the Separate Account, whichever may be applicable and the total expenses would be higher if they were included.


SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

-----------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
-----------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------- --------------------------
                                                                                                CLASS A
-------------------------------------------------------------------------------------- --------------------------
-------------------------------------------------------------------------------------- --------------------------
Management/Administrative Fee                                                                      %
-------------------------------------------------------------------------------------- --------------------------
-------------------------------------------------------------------------------------- --------------------------
12b-1 Fee                                                                                          %
-------------------------------------------------------------------------------------- --------------------------
-------------------------------------------------------------------------------------- --------------------------
Other Expenses*                                                                                    %
-------------------------------------------------------------------------------------- --------------------------
-------------------------------------------------------------------------------------- --------------------------
Total Annual Fund Operating Expenses                                                               %
-------------------------------------------------------------------------------------- --------------------------

-----------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
-----------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------- --------------------------
                                                                                                CLASS B
-------------------------------------------------------------------------------------- --------------------------
-------------------------------------------------------------------------------------- --------------------------
Management/Administrative Fee                                                                      %
-------------------------------------------------------------------------------------- --------------------------
-------------------------------------------------------------------------------------- --------------------------
12b-1 Fee                                                                                            %
-------------------------------------------------------------------------------------- --------------------------
-------------------------------------------------------------------------------------- --------------------------
Other Expenses*                                                                                    %
-------------------------------------------------------------------------------------- --------------------------
-------------------------------------------------------------------------------------- --------------------------
Total Annual Fund Operating Expenses                                                               %
-------------------------------------------------------------------------------------- --------------------------


*Other expenses are based on estimated amounts for the current fiscal year.


EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts or the Separate Account and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

[TO BE FILED BY AMENDMENT]
----------------------------------------------------------------------------------------- ------------------------
EXPENSE EXAMPLE                                                                                   CLASS A
----------------------------------------------------------------------------------------- ------------------------
----------------------------------------------------------------------------------------- ------------------------
1 Year                                                                                                $
----------------------------------------------------------------------------------------- ------------------------
----------------------------------------------------------------------------------------- ------------------------
3 Years                                                                                               $
----------------------------------------------------------------------------------------- ------------------------
----------------------------------------------------------------------------------------- ------------------------
5 Years                                                                                               $
----------------------------------------------------------------------------------------- ------------------------
----------------------------------------------------------------------------------------- ------------------------
10 Years                                                                                              $
----------------------------------------------------------------------------------------- ------------------------

---------------------------------------------------------------------------------------- ------------------------
EXPENSE EXAMPLE                                                                                  CLASS B
---------------------------------------------------------------------------------------- ------------------------
---------------------------------------------------------------------------------------- ------------------------
1 Year                                                                                                $
---------------------------------------------------------------------------------------- ------------------------
---------------------------------------------------------------------------------------- ------------------------
3 Years                                                                                               $
---------------------------------------------------------------------------------------- ------------------------
---------------------------------------------------------------------------------------- ------------------------
5 Years                                                                                               $
---------------------------------------------------------------------------------------- ------------------------
---------------------------------------------------------------------------------------- ------------------------
10 Years                                                                                              $
---------------------------------------------------------------------------------------- ------------------------

ADDITIONAL INFORMATION ABOUT THE PRINCIPAL INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. General problems of the energy industry include volatile fluctuations in price and supply of energy fuels, international politics, reduced demand as a result of increases in energy efficiency and energy conservation, the success of exploration projects, clean-up and litigation costs relating to oil spills and environmental damage, and tax and other regulatory policies of various governments. Oil production and refining companies are subject to extensive federal, state and local environmental laws and regulations regarding air emissions and the disposal of hazardous materials. In addition, declines in U.S. crude oil production likely will lead to a greater world dependence on oil from OPEC nations, which may result in more volatile oil prices.

To effectively manage cash inflows and outflows, the Oil & Gas Sector Fund will maintain a cash position primarily consisting of shares of money market mutual funds including an affiliated JNL Money Market Fund to the extent permitted under the 1940 Act. The Oil & Gas Sector Fund may also invest to some degree in money market instruments.

The performance of the Oil & Gas Sector Fund depends on the Sub-Adviser's ability to effectively implement the investment strategies of this Fund and will also depend on the performance of the stocks selected that meet the stock selection criteria.

The SAI has more information about the Oil & Gas Sector Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

JNL/MELLON CAPITAL MANAGEMENT TECHNOLOGY SECTOR FUND


INVESTMENT  OBJECTIVE.  The  objective  of  the  JNL/Mellon  Capital  Management
Technology Sector Fund ("Technology Sector Fund") is total return through capital appreciation and dividend income.


PRINCIPAL INVESTMENT STRATEGIES. The Technology Sector Fund seeks to achieve its objective by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the Dow Jones US Technology Index. The Technology Sector Fund does not employ traditional methods of active investment management, which involve the buying and selling of securities based upon security analysis. Indexing offers a cost-effective investment approach to gaining diversified market exposure over the long term. The Technology Sector Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in the stocks in the Dow Jones US Technology Index in proportion to their market capitalization weighting in the Dow Jones US Technology Index. When replicating a capitalization-weighted index such as the Dow Jones US Technology Index, portfolio turnover is reduced to what the index adds and deletes, rebalancing, contract owner contributions and withdrawals, and reinvestment of income. The Fund's ability to achieve significant correlation with the performance of the Dow Jones US Technology Index may be affected by changes in securities markets and changes in the composition of the Dow Jones US Technology Index.

The Fund will utilize the replication investment approach set forth above at all times except for circumstances in which the market capitalization weightings of the Index will violate the diversification requirements of the Internal Revenue Code. In such cases, the excess weight of any security that will cause the fund to be in violation of the diversification requirements will be allocated to the other securities in the Fund.

The Dow Jones US Technology Index is a subset of the benchmark Dow Jones U.S. Total Market Index and is comprised of securities that are classified in the Technology sector by the Dow Jones Industry Classification Benchmark. The classifications are determined by primary revenue source of each company and are reviewed annually by Dow Jones.


Certain provisions of the Investment Company Act of 1940, as amended, limit the ability of the Fund to invest more than 5% of the Fund's total assets in the stock of any company that derives more than 15% of its gross revenues from securities related activities ("Securities Related Companies"). If a Securities Related Company is selected by the strategy described above, the Sub-Adviser may depart from the Fund's investment strategy only to the extent necessary to maintain compliance with these provisions. Any amount that cannot be allocated to a Securities Related Company because of the 5% limit will be allocated among the remaining portfolio securities in proportion to the percentage relationships determined by the strategy.


PRINCIPAL RISKS OF INVESTING IN THE TECHNOLOGY SECTOR FUND. An investment in the Technology Sector Fund is not guaranteed. As with any mutual fund, the value of the Technology Sector Fund's shares will change, and you could lose money by investing in this Fund. A variety of factors may influence its investment performance, such as:

          o MARKET RISK. Because the Technology Sector Fund invests in common stocks of U.S. and foreign companies, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, in response to changes in a particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of a company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

          o NON-DIVERSIFICATION. The Technology Sector Fund is "non-diversified" as such term is defined in the Investment Company Act of 1940, as amended, which means that the Fund may hold securities of a smaller number of issuers than if it were "diversified." With a smaller number of different issuers, the Technology Sector Fund is subject to more risk than another fund holding securities of a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation in the Technology Sector Fund's total return and share price.

          o    INDUSTRY  CONCENTRATION  RISK. Because the Technology Sector Fund
               invests primarily in common stocks of technology related companies, the Fund's performance is closely tied to, and affected by, the technology industry. Companies within an industry often are faced with the same obstacles, issues or regulatory burdens, and their common stocks may react similarly and move in unison to these and other market conditions. As a result of these factors, stocks in which the Technology Sector Fund invests may be more volatile, and carry greater risk of adverse developments that can affect many companies in which the Technology Sector Fund invests, than a mixture of stocks of companies from a wide variety of industries.

          o INDEX INVESTING RISK. While the Dow Jones US Technology Index is comprised of the stocks of a large number of companies, market fluctuations can cause the performance of the Dow Jones US Technology Index to be significantly influenced by a handful of companies. Thus, the Technology Sector Fund's performance will be more vulnerable to changes in the market value of those companies. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Technology Sector Fund's performance may sometimes be lower than that of other types of funds, such as those emphasizing small- or large-capitalization companies. The Technology Sector Fund uses an indexing strategy. It does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance. The correlation between the Technology Sector Fund and index performance may be affected by the Technology Sector Fund's expenses, changes in securities markets, changes in the composition of the index, the size of the Technology Sector Fund's portfolio and the timing of purchases and redemptions of the Technology Sector Fund's shares. Because the Technology Sector Fund has expenses and other investment considerations that an index does not, the Technology Sector Fund's performance may be lower than that of the index.

PERFORMANCE. The bar chart and table below show the past performance of the Fund's shares. The chart presents the annual returns and shows how performance has varied from year to year. The table shows the Fund's annual returns and compares them to broad-based indices since these shares were first offered. Both the chart and the table assume reinvestment of dividends and distributions. The Fund's returns shown in the chart and table below do not reflect the deduction of any charges that are imposed under a variable insurance contract. Those charges, which are described in the variable insurance prospectus, will reduce your returns. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.

Mellon Capital Management Corporation ("Mellon Capital") has been serving as the Sub-Adviser to this Fund since February 18, 2004. Returns shown for the period prior to that date reflect the results achieved by prior Sub-Advisers.


ANNUAL TOTAL RETURNS AS OF DECEMBER 31 [TO BE FILED BY AMENDMENT]

CLASS A


During the period covered, the Fund's highest quarterly return was 43.59% (4th quarter of 2001) and its lowest quarterly return was -42.29% (3rd quarter of
2001).


ANNUAL TOTAL RETURNS AS OF DECEMBER 31 [TO BE FILED BY AMENDMENT]

     CLASS B


During the period covered, the Fund's highest quarterly return was 6.30% (3rd quarter of 2005) and its lowest quarterly return was -10.69% (3rd quarter of
2004).

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2006 [TO BE FILED BY AMENDMENT]
    ----------------------------------------------------------------------- ----------- ------------- ---------------
                                                                              1 year       5 year     Life of Fund*
    ----------------------------------------------------------------------- ----------- ------------- ---------------
    JNL/Mellon Capital Management Technology Sector Fund (Class A)            %                 %          %
    Dow Jones US Technology Index                                             %                 %          %
    ----------------------------------------------------------------------- ----------- ------------- ---------------

*The Fund began operations on July 6, 1999.
The Dow Jones US Technology Index is a subset of the benchmark Dow Jones U.S. Total Market Index and is comprised of securities that are classified in the Technology sector by the Dow Jones Industry Classification Benchmark. The classifications are determined by primary revenue source of each company and are reviewed annually by Dow Jones.

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2006 [TO BE FILED BY AMENDMENT]
------------------------------------------------------------------------------- ---------------- -----------------
                                                                                    1 year        Life of Class*
------------------------------------------------------------------------------- ---------------- -----------------
JNL/Mellon Capital Management Technology Sector Fund (Class B)                       %                %
Dow Jones US Technology Index                                                        %                %
------------------------------------------------------------------------------- ---------------- -----------------

*The Class B shares of the Fund began operations on March 5, 2004.
The Dow Jones US Technology Index is a subset of the benchmark Dow Jones U.S. Total Market Index and is comprised of securities that are classified in the Technology sector by the Dow Jones Industry Classification Benchmark. The classifications are determined by primary revenue source of each company and are reviewed annually by Dow Jones.

[TO BE FILED BY AMENDMENT] EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly. The expenses do not reflect the expenses of the Contracts or the Separate Account, whichever may be applicable and the total expenses would be higher if they were included.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------ -----------------------
                                                                                                  CLASS A
------------------------------------------------------------------------------------------ -----------------------
------------------------------------------------------------------------------------------ -----------------------
Management/Administrative Fee                                                                           %
------------------------------------------------------------------------------------------ -----------------------
------------------------------------------------------------------------------------------ -----------------------
12b-1 Fee                                                                                               %
------------------------------------------------------------------------------------------ -----------------------
------------------------------------------------------------------------------------------ -----------------------
Other Expenses*                                                                                         %
------------------------------------------------------------------------------------------ -----------------------
------------------------------------------------------------------------------------------ -----------------------
Total Annual Fund Operating Expenses                                                                    %
------------------------------------------------------------------------------------------ -----------------------

-------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
-------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------- -----------------------
                                                                                                   CLASS B
------------------------------------------------------------------------------------------- -----------------------
------------------------------------------------------------------------------------------- -----------------------
Management/Administrative Fee                                                                            %
------------------------------------------------------------------------------------------- -----------------------
------------------------------------------------------------------------------------------- -----------------------
12b-1 Fee                                                                                                %
------------------------------------------------------------------------------------------- -----------------------
------------------------------------------------------------------------------------------- -----------------------
Other Expenses*                                                                                          %
------------------------------------------------------------------------------------------- -----------------------
------------------------------------------------------------------------------------------- -----------------------
Total Annual Fund Operating Expenses                                                                     %
------------------------------------------------------------------------------------------- -----------------------


*Other expenses are based on estimated amounts for the current fiscal year.


EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts or the Separate Account and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

[TO BE FILED BY AMENDMENT]
---------------------------------------------------------------------------------------- -------------------------
EXPENSE EXAMPLE                                                                                  CLASS A
---------------------------------------------------------------------------------------- -------------------------
---------------------------------------------------------------------------------------- -------------------------
1 Year                                                                                                 $
---------------------------------------------------------------------------------------- -------------------------
---------------------------------------------------------------------------------------- -------------------------
3 Years                                                                                                $
---------------------------------------------------------------------------------------- -------------------------
---------------------------------------------------------------------------------------- -------------------------
5 Years                                                                                                $
---------------------------------------------------------------------------------------- -------------------------
---------------------------------------------------------------------------------------- -------------------------
10 Years                                                                                               $
---------------------------------------------------------------------------------------- -------------------------

----------------------------------------------------------------------------------------- ------------------------
EXPENSE EXAMPLE                                                                                   CLASS B
----------------------------------------------------------------------------------------- ------------------------
----------------------------------------------------------------------------------------- ------------------------
1 Year                                                                                               $
----------------------------------------------------------------------------------------- ------------------------
----------------------------------------------------------------------------------------- ------------------------
3 Years                                                                                              $
----------------------------------------------------------------------------------------- ------------------------
----------------------------------------------------------------------------------------- ------------------------
5 Years                                                                                              $
----------------------------------------------------------------------------------------- ------------------------
----------------------------------------------------------------------------------------- ------------------------
10 Years                                                                                             $
----------------------------------------------------------------------------------------- ------------------------

ADDITIONAL INFORMATION ABOUT THE PRINCIPAL INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. The technology industry is among the fastest growing and fastest changing industries in the world. However, it is important to note that technology companies are generally subject to risks of rapidly changing technologies; short product life cycles; fierce competition; aggressive pricing and reduced profit margins; the loss of patent, copyright and trademark protections; cyclical market patterns; evolving industry standards and frequent new product introductions. Technology companies may be smaller and less experienced companies, with limited product lines, markets or financial resources and fewer experienced management or marketing personnel. Technology company stocks, especially those which are Internet-related, have experienced extreme price and volume fluctuations that are often unrelated to their operating performance. Also, the stocks of many Internet companies sometimes have had exceptionally high price-to-earnings ratios with little or no earnings history.

To effectively manage cash inflows and outflows, the Technology Sector Fund will maintain a cash position primarily consisting of shares of money market mutual funds including an affiliated JNL Money Market Fund to the extent permitted under the 1940 Act. The Technology Sector Fund may also invest to some degree in money market instruments.

The performance of the Technology Sector Fund depends on the Sub-Adviser's ability to effectively implement the investment strategies of this Fund and will also depend on the performance of the stocks selected that meet the stock selection criteria.

The SAI has more information about the Technology Sector Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

MORE ABOUT THE FUNDS

INVESTMENT OBJECTIVES. The investment objectives and policies of each of the Funds are not fundamental and may be changed by the Board of Managers of the JNL Variable Fund, without interest holder approval.

PERFORMANCE. The performance information presented above for each of the Funds does not reflect the fees and charges imposed under the insurance contract for which the Funds serve as an investment option for the separate accounts of the issuing insurance company. For more information about the charges and performance see the prospectus for the insurance contract.

Certain of the Funds have adopted non-fundamental operating policies that require at least 80% of the Fund's assets (net assets plus the amount of any borrowings for investment purposes) be invested, under normal circumstances, in securities of the type connoted by the name of the Fund.

Although these 80% or greater requirements are non-fundamental operating policies that may be changed by the Board of Managers without interest holder approval, the Board of Managers has adopted a policy requiring not less than 60 days written notice be provided to interest holders, in the manner required by Rule 35d-1 under the 1940 Act, before the effective date of any change in such a policy by a Fund which is subject to that Rule.

TEMPORARY DEFENSIVE STRATEGY - REGULATED INVESTMENT COMPANY FUNDS ONLY. While each Fund's principal investment strategy includes being substantially fully invested in equity securities, a Fund may depart from its principal investment strategy in response to adverse market, economic, political or other conditions. During these periods, a Fund may engage in a temporary defensive strategy that permits it to invest up to 100% of its assets in money market instruments. During periods in which a Fund employs such a temporary defensive strategy, the Fund will not be pursuing, and will not achieve, its investment objective.


LIQUIDITY RISK. Liquidity risk exists when particular investments are difficult to purchase or sell. A Fund's investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price. Funds with principal investment strategies that involve small-cap securities, foreign securities, derivatives or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

PORTFOLIO TURNOVER. A Fund may engage in short-term transactions if such transactions further its investment objective. A Fund may sell one security and simultaneously purchase another of comparable quality or simultaneously purchase and sell the same security to take advantage of short-term differentials in bond yields or otherwise purchase individual securities in anticipation of relatively short-term price gains. The rate of portfolio turnover will not be a determining factor in the purchase and sale of such securities. Portfolio turnover rates also may be increased by purchases or redemptions of a Fund's shares, because of the need to invest new cash resulting from purchases of shares or the need to sell portfolio securities owned in order to meet redemption requests. Increased portfolio turnover necessarily results in correspondingly higher costs, which can include brokerage commissions, dealer mark-ups on purchases of securities, dealer mark-downs on sales of securities, and other transaction costs on the sale of securities and reinvestment in other securities.

ADDITIONAL INFORMATION ABOUT THE PRINCIPAL INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE JNL/MELLON CAPITAL MANAGEMENT FUNDS. THE JNL/MELLON CAPITAL MANAGEMENT DOWSM 10 FUND, THE JNL/MELLON CAPITAL MANAGEMENT S&P(R) 10 FUND, THE JNL/MELLON CAPITAL MANAGEMENT GLOBAL 15 FUND, THE JNL/MELLON CAPITAL MANAGEMENT 25 FUND, THE JNL/MELLON CAPITAL MANAGEMENT SELECT SMALL-CAP FUND, THE JNL/MELLON CAPITAL MANAGEMENT NASDAQ(R) 15 FUND, THE JNL/MELLON CAPITAL MANAGEMENT VALUE LINE (R) 25 FUND, THE JNL/MELLON CAPITAL MANAGEMENT DOWSM DIVIDEND FUND AND THE JNL/MELLON CAPITAL MANAGEMENT S&P(R) 24 FUND ("JNL/MCM FUNDS"). It is generally not possible for the Sub-Adviser to purchase round lots (usually 100 shares) of stocks in amounts that will precisely duplicate the prescribed mix of securities. Also, it usually will be impossible for the JNL/MCM Funds to be 100% invested in the prescribed mix of securities at any time. To the extent that the JNL/MCM Funds are not fully invested, the interests of the interest holders may be diluted and total return may not directly track the investment results of the prescribed mix of securities. To minimize this effect, the Sub-Adviser generally attempts to maintain, to the extent practicable, a minimum cash position at all times. Normally, the only cash items held by the JNL/MCM Funds will be amounts expected to be deducted as expenses, amounts reserved for withdrawals and amounts too small to purchase additional round lots of the securities selected for the Funds' portfolios.

The Sub-Adviser attempts to replicate the percentage relationship of the stocks at the current percentage relationship (determined based on market value) when purchasing or selling stocks for the JNL/MCM Funds in response to cash inflows or outflows between Stock Selection Dates. This method of allocating purchases and sales of stocks based on the current percentage relationship of the stocks in the benchmark seeks to minimize the effect of such subsequent purchases and sales, and their timing, on the investment performance of the Fund. The percentage relationship among the stocks in the JNL/MCM Funds should therefore remain relatively stable between Stock Selection Dates. However, given the fact that the market price of each of the selected stocks will vary throughout the year, the value of the stock of each of the companies owned by the Fund, as compared to the total assets of the JNL/MCM Funds, will fluctuate during the year, above and below the proportions established on the previous Stock Selection Date.


Section 817(h) of the Internal Revenue Code of 1986, as amended ("Code"), provides that, in order for a variable annuity contract that allocates funds to a Fund to qualify as an annuity contract, the Fund must be adequately diversified in accord with regulations issued under the Code. To be adequately diversified under current regulations, a Fund must have (a) no more than 55% of the value of its total assets represented by any one investment; (b) no more than 70% of the value of its total assets represented by any two investments;
(c) no more than 80% of its total assets represented by any three investments; and (d) no more than 90% of the value of its total assets represented by any four investments. The Sub-Adviser may depart from a JNL/MCM Fund's investment strategy to the extent necessary to maintain compliance with these requirements.

As of the January 2005 Stock Selection Date, the following will no longer apply. In selecting the securities to be purchased by each of the JNL/MCM Funds, the Sub-Adviser excludes the stocks of companies which, based on publicly available information as of two business days prior to the Stock Selection Date, are the target of an announced merger or acquisition which will result in shareholders receiving stock in another entity in exchange for their investment in the company and which is expected to be completed within six months after the Stock Selection Date. The security selection criteria then are re-applied to select the stock of another company in place of any company so excluded.


CORPORATE REORGANIZATIONS AFFECTING SECURITIES HELD BY ALL FUNDS EXCLUDING THE REGULATED INVESTMENT COMPANY FUNDS. If a portfolio company has a spin off, the Fund will retain the shares of the spin off until the next Stock Selection Date. If a portfolio company is merged into another company and is not the surviving company, the Fund will liquidate any shares it receives in the merger promptly and reinvest the proceeds and any cash distribution in the remaining portfolio companies in accordance with their respective investment percentages. If two portfolio companies in the same benchmark merge, the Fund will keep the resulting company in the portfolio in accordance with the combined weighting of the 2 companies prior to the merger.

DERIVATIVES - REGULATED INVESTMENT COMPANY FUNDS ONLY. The Sub-Adviser may, but will not necessarily, utilize derivative and other instruments, such as options, futures contracts, forward contracts, warrants, indexed securities and exchange traded funds ("ETFs"), for hedging and risk management. Because ETFs trade on an exchange, they may not trade at net asset value ("NAV"). Sometimes, the prices of ETFs may vary significantly from the NAVs of the ETFs underlying securities. Additionally, if a Fund decides to redeem its ETF shares rather than selling them on a secondary market, the Fund may receive the underlying securities which it must sell in order to obtain cash. Most ETFs are investment companies. Therefore, a Fund's purchase of ETF shares is subject to the limitations on and the risks of a Fund's investment in other investment companies.


Investments in derivative instruments involve special risks. In order to realize the desired results from the investment, the Fund's Sub-Adviser must correctly predict price movements of the underlying asset during the life of the derivative. If the Sub-Adviser is incorrect in its predictions of such price movements, the Fund may achieve a result less favorable than if the derivative investment had not been made. The value of derivatives may rise or fall more rapidly than other investments, which may increase the volatility of the Fund depending on the nature and extent of the derivatives in the Fund's portfolio. Additionally, if the Sub-Adviser uses derivatives in attempting to manage or "hedge" the overall risk of the Fund's portfolio, the strategy might not be successful, for example, due to changes in the value of the derivatives that do not correlate with price movements in the rest of the portfolio.

DESCRIPTION OF INDICES. The portfolios of certain of the Funds consist of the common stocks of companies included in various indices. Except as previously described, the publishers of the indices have not granted the JNL Variable Fund or the investment adviser a license to use their respective indices. Except as previously described, none of the Funds are designed or intended to result in investment returns that parallel or correlate with the movements in any particular index or a combination of indices and it is expected that their investment returns will not parallel or correlate with such movements. The publishers of the indices have not participated in any way in the creation of any of the Funds of the JNL Variable Fund or in the selection of stocks that are purchased or sold for the Funds. A description of certain of the indices is provided below:

THE DOW JONES INDUSTRIAL AVERAGE. The stocks included in the DJIA are chosen by the editors of The Wall Street Journal as representative of the broad market and of American industry. The companies are major factors in their industries and their stocks are widely held by individuals and institutional investors.

THE FINANCIAL TIMES ORDINARY INDEX. The FT30 Index is comprised of 30 common stocks chosen by the editors of The Financial Times as representative of the British industry and commerce. This index is an unweighted average of the share prices of selected companies. These companies are highly capitalized and major factors in their industries. In addition, their stocks are widely held by individuals and institutional investors.


THE HANG SENG INDEX. The Hang Seng Index presently consists of 33 of the 358 stocks currently listed on the Stock Exchange of Hong Kong Ltd. ("Hong Kong Stock Exchange"), and it includes companies intended to represent four major market sectors: commerce and industry, finance, properties and utilities. The Hang Seng Index is a recognized indicator of stock market performance in Hong Kong. It is computed on an arithmetic basis, weighted by market capitalization, and is therefore strongly influenced by stocks with large market capitalizations. The Hang Seng Index represents approximately 70% of the total market capitalization of the stocks listed on the Hong Kong Stock Exchange.


THE S&P 500 INDEX. Widely regarded as the standard for measuring large-capitalization U.S. stock market performance, the S&P 500 Index includes a representative sample of leading U.S. companies in leading industries. The S&P 500 Index consists of 500 stocks chosen for market size, liquidity and industry group representation. It is a market-value weighted index with each stock's weight in the Index proportionate to its market value.

THE NASDAQ-100 INDEX. The NASDAQ-100 Index includes 100 of the largest domestic and international non-financial companies listed on The Nasdaq Stock Market based on market capitalization. The Index reflects companies across major industry groups including computer hardware and software, telecommunications, retail/wholesale trade and biotechnology. It does not contain financial companies including investment companies.

DOW JONES SELECT DIVIDEND INDEXSM. The Dow Jones Select Dividend IndexSM consists of 100 dividend-paying stocks, weighted by their indicated annualized yield. Eligible stocks are selected from a universe of all dividend-paying companies in the Dow Jones U.S. Total Market IndexSM that have a non-negative historical five-year dividend-per-share growth rate, a five-year average dividend to earnings-per-share ratio of less than or equal to 60% and a three-month average daily trading volume of 200,000 shares.


VALUE LINE INDEX(R). The Value Line Index(R) is an equal-weighted stock index containing 1,700 companies from the New York Stock Exchange, American Stock Exchange, Nasdaq and over-the-counter market. Of these 1,700 stocks, only 100 are given their #1 ranking for TimelinessTM, which measures Value Line's view of their probable price performance during the next six to 12 months relative to others. Value Line(R) bases their rankings on various factors, including long-term trend of earnings, prices, recent earnings, price momentum, and earnings surprise.

NYSE INTERNATIONAL 100 INDEXSM. The NYSE International 100 IndexSM is an unmanaged index of the 100 largest non-U.S. stocks trading on the New York Stock Exchange. The NYSE International 100 IndexSM assumes that all dividends received during a year are reinvested on a daily basis.

S&P 1000 INDEXSM. The S&P 1000 is a combination of the S&P MidCap 400 (the most widely used index for mid-size companies) and the S&P SmallCap 600 (an index of 600 U.S. small-cap companies), where the S&P MidCap 400 represents approximately 70% of the index and S&P SmallCap 600 represents approximately 30% of the index.


THE DOW JONES US TECHNOLOGY INDEX. The Dow Jones US Technology Index is a subset of the benchmark Dow Jones U.S. Total Market Index and is comprised of securities that are classified in the Technology sector by the Dow Jones Industry Classification Benchmark. The classifications are determined by primary revenue source of each company and are reviewed annually by Dow Jones.

THE DOW JONES US HEALTHCARE INDEX. The Dow Jones US Healthcare Index is a subset of the benchmark Dow Jones U.S. Total Market Index and is comprised of securities that are classified in the Healthcare sector by the Dow Jones Industry Classification Benchmark. The classifications are determined by primary revenue source of each company and are reviewed annually by Dow Jones.

THE DOW JONES US FINANCIAL INDEX. The Dow Jones US Financial Index is a subset of the benchmark Dow Jones U.S. Total Market Index and is comprised of securities that are classified in the Financial sector by the Dow Jones Industry Classification Benchmark. The classifications are determined by primary revenue source of each company and are reviewed annually by Dow Jones.

THE DOW JONES US OIL & GAS INDEX. The Dow Jones Oil & Gas Index is a subset of the benchmark Dow Jones U.S. Total Market Index and is comprised of securities that are classified in the Oil & Gas sector by the Dow Jones Industry Classification Benchmark. The classifications are determined by primary revenue source of each company and are reviewed annually by Dow Jones.

THE DOW JONES US CONSUMER SERVICES INDEX. The Dow Jones US Consumer Services Index is a subset of the benchmark Dow Jones US Total Market Index and is comprised of securities that are classified in the Consumer, Cyclical sector by the Dow Jones US Industry Classification Benchmark. The classifications are determined by primary revenue source of each company and are reviewed annually by Dow Jones US.

THE DOW JONES US TELECOMMUNICATIONS INDEX. The Dow Jones US Telecommunications Index is a subset of the benchmark Dow Jones U.S. Total Market Index and is comprised of securities that are classified in the Telecommunications sector by the Dow Jones Industry Classification Benchmark. The classifications are determined by primary revenue source of each company and are reviewed annually by Dow Jones.

LEGISLATION. At any time after the date of the Prospectus, legislation may be enacted that could negatively affect the common stock in the Funds or the issuers of such common stock. Further, changing approaches to regulation may have a negative impact on certain companies represented in the Funds. There can be no assurance that future legislation, regulation or deregulation will not have a material adverse effect on the Funds or will not impair the ability of the issuers of the common stock held in the Funds to achieve their business goals.

                       MANAGEMENT OF THE JNL VARIABLE FUND

Under Delaware law and the JNL Variable Fund's Certificate of Formation and Operating Agreement, the management of the business and affairs of the JNL Variable Fund is the responsibility of the Board of Managers of the JNL Variable Fund.

INVESTMENT ADVISER


Jackson National Asset Management, LLCSM ("JNAM L.L.C.(R)" or the "Adviser"), 1 Corporate Way, Lansing, Michigan 48951, is the investment adviser to the JNL Variable Fund and provides the JNL Variable Fund with professional investment supervision and management. The Adviser is a wholly owned subsidiary of Jackson National Life Insurance Company ("Jackson"), which is in turn wholly owned by Prudential plc, a publicly traded life insurance company in the United Kingdom. Prudential plc is not affiliated with Prudential Financial Inc.


The Adviser has selected Mellon Capital Management Corporation ("Mellon Capital") as Sub-Adviser to manage the investment and reinvestment of the assets of the Funds. The Adviser monitors the compliance of the Sub-Adviser with the investment objectives and related policies of each Fund and reviews the performance of the Sub-Adviser and reports periodically on such performance to the Board of Managers of the JNL Variable Fund.

As compensation for its services, the Adviser receives a fee from the JNL Variable Fund computed separately for each Fund. The fee for each Fund is stated as an annual percentage of the net assets of the Fund. The fee, which is accrued daily and payable monthly, is calculated on the basis of the average net assets of each Fund. Once the average net assets of a Fund exceed specified amounts, the fee is reduced with respect to such excess.

The JNL/Mellon Capital Management Funds and JNL/Mellon Capital Management Regulated Investment Company Funds are obligated to pay the Adviser the following fees:

 ASSETS                                          ANNUAL RATE
 ------                                          -----------
 $0 to $50 million                                    0.37%
 $50 to $100 million                                  0.31%
 Over $100 million                                    0.28%
 Over $750 million                                    0.27%


A discussion regarding the Board of Managers' basis for approving the advisory agreement will be available in the Fund's Semi-Annual Report dated June 30, 2007.


INVESTMENT SUB-ADVISER


Mellon Capital, a Delaware corporation and an investment adviser registered with the SEC under the Investment Advisers Act of 1940, as amended, is the Sub-Adviser for each Fund. Mellon Capital's address is 595 Market Street, Suite 3000, San Francisco, California 94105. Mellon Capital is a wholly owned indirect subsidiary of Mellon Financial Corporation, a publicly traded financial holding company.


Under the terms of the Sub-Advisory Agreement between Mellon Capital and the Adviser, Mellon Capital manages the investment and reinvestment of the assets of each Fund, subject to the oversight and supervision of the Adviser and the Board of Managers of the JNL Variable Fund. Mellon Capital formulates a continuous investment program for each Fund consistent with its investment objectives and policies outlined in this Prospectus. Mellon Capital implements such programs by purchases and sales of securities and regularly reports to the Adviser and the Board of Managers of the JNL Variable Fund with respect to the implementation of such programs.

Mellon Capital utilizes teams of investment professionals acting together to manage the assets of the Fund. The team meets regularly to review portfolio holdings and to discuss purchase and sale activity. The teams adjust holdings in the portfolios as they deem appropriate in the pursuit of the Fund's investment objectives. The individual members of the team who are primarily responsible for the day-to-day management of the Fund's portfolio are:


Susan Ellison, CFA, has been a Managing Director, Equity Portfolio Management at Mellon Capital since 2000. . Ms. Ellison joined Mellon Capital in 1988 as an assistant portfolio manager, and throughout the years has held various positions in the Equity Portfolio Management group. Since 1991 Ms. Ellison has been acting as head of Equity Portfolio Management and is responsible for the management of all U.S. and international equity portfolios. Ms. Ellison is a graduate of San Francisco State University with a Bachelor of Science degree. Ms. Ellison has 19 years of investment experience. She is a member of CFA Institute, formerly the Association for Investment Management and Research ("AIMR"), and the CFA Society of San Francisco.

Richard A. Brown, CFA, has been a Director, Equity Portfolio Management at Mellon Capital since 2002. . Mr. Brown joined Mellon Capital in 1995 as senior associate and has held various positions in the Equity Portfolio Management group since then. Currently, he co-manages a team of portfolio managers for domestic and international equity indexing funds. Mr. Brown holds an M.B.A. from California State University at Hayward. Mr. Brown has 12 years of investment experience. Mr. Brown is a member of CFA Institute, formerly the Association for Investment Management and Research ("AIMR"), and the CFA Society of San Francisco.

Karen Q. Wong, CFA is a Director, Equity Portfolio Management at Mellon Capital. Ms. Wong joined Mellon Capital in 2000 as an associate portfolio manager. In 2001 she was promoted to a senior associate, in 2003 to an assistant vice president, in 2004 to a vice president and in 2006 to a director. Currently, she co-manages a team of portfolio managers for domestic and international equity indexing funds. Ms. Wong holds an M.B.A. from San Francisco State University. Ms. Wong has 7 years of investment experience. Ms. Wong is a member of CFA
Institute, formerly the Association for Investment Management and Research ("AIMR"), and the CFA Society of San Francisco.


As compensation for its services, Mellon Capital receives a fee from the Adviser computed separately for each Fund, stated as an annual percentage of the net assets of such Fund. The SAI contains a schedule of the management fees the Adviser currently is obligated to pay Mellon Capital out of the advisory fee it receives from each Fund.

The Statement of Additional Information provides additional information about the portfolio managers' compensation, other accounts managed, and ownership of securities in the Fund.


A  discussion   regarding  the  Board  of  Managers'  basis  for  approving  the sub-advisory agreement will be available in the Fund's Semi-Annual Report dated June 30, 2007.


The Adviser and the JNL Variable Fund, together with other investment companies of which the Adviser is investment adviser, have been granted an exemption from the SEC that allows the Adviser to hire, replace or terminate unaffiliated
Sub-Advisers with the approval of the Board of Managers, but without the approval of shareholders. The order also allows the Adviser to revise a sub-advisory agreement with the approval of the Board of Managers, but without shareholder approval. Under the terms of the exemption, if a new Sub-Adviser is hired by the Adviser, shareholders in the affected Fund will receive information about the new Sub-Adviser within 90 days of the change. The order allows the Funds to operate more efficiently and with greater flexibility. The shareholders approved the application of this order to the Funds at a meeting held on December 1, 2003.

The Adviser provides the following oversight and evaluation services to the Funds, including, but not limited to:

     o    performing  initial due diligence on prospective  Sub-Advisers for the
          Funds;
     o    monitoring the performance of Sub-Advisers;
     o    communicating performance expectations to the Sub-Advisers; and
     o    ultimately   recommending   to  the  Board  of   Managers   whether  a
          Sub-Adviser's contract should be renewed, modified or terminated.

The Adviser does not expect to recommend frequent changes of Sub-Advisers. Although the Adviser will monitor the performance of the Sub-Advisers, there is no certainty that any Sub-Adviser or Funds will obtain favorable results at any given time.

                               ADMINISTRATIVE FEE


In addition to the investment advisory fee, each Fund pays to JNAM L.L.C. ("Administrator") an Administrative Fee. Each Fund, except the JNL/Mellon Capital Management Global 15 Fund and JNL/Mellon Capital Management NYSE(R) International 25 Fund, pays the Administrator an Administrative Fee of 0.15% of the average daily net assets of each Fund. The JNL/Mellon Capital Management Global 15 Fund and JNL/Mellon Capital Management NYSE(R) International 25 Fund pays the Administrator an Administrative Fee of 0.20% of the average daily net assets of the each Fund. In return for the Administrative Fee, the Administrator provides or procures all necessary administrative functions and services for the operation of the JNL Variable Fund and the separate Funds. In return for the Administrative Fee, the Administrator provides or procures all necessary administrative functions and services for the operation of the Funds. In addition, the Administrator, at its own expense, arranges for legal, audit, fund accounting, custody, printing and mailing, a portion of the Chief Compliance Officer costs and all other services necessary for the operation of each Fund. Each Fund is responsible for trading expenses including brokerage commissions, interest and taxes, and other non-operating expenses. Each Fund is also responsible for registration fees, licensing costs, directors and officers insurance and the fees and expenses of the disinterested Managers and of independent legal counsel to the disinterested Managers (categorized as "Other Expenses" in the fee tables).


                                CLASSES OF SHARES

Effective December 15, 2003, the JNL Variable Fund has adopted a multi-class plan pursuant to Rule 18f-3 under the Investment Company Act of 1940, as amended. Under the multi-class plan, each Fund has two classes of interests (Class A and Class B). The outstanding shares of all Funds as of that date have been redesignated Class A shares.

The Class A interests of each Fund will be subject to a Rule 12b-1 fee equal to 0.20% of the Fund's average daily net assets attributable to Class A interests. Class B interests will not be subject to the Rule 12b-1 fee.

Under the multi-class structure, the Class A and Class B interests of each Fund represent interests in the same portfolio of securities and will be substantially the same except for "class expenses." The expenses of each Fund will be borne by each Class of interests based on the net assets of the Fund attributable to each Class, except that class expense will be allocated to the appropriate Class. "Class expenses" will include any distribution or administrative or service expense allocable to that Class, pursuant to the Rule 12b-1 Plan described below, and any other expense that JNAM LLC determines, subject to ratification or approval by the Board, to be properly allocable to that Class, including: (i) printing and postage expenses related to preparing and distributing to the shareholders of a particular Class (or contract owners of variable contracts funded by shares of such Class) materials such as prospectuses, shareholder reports and (ii) professional fees relating solely to one Class.

                                 RULE 12B-1 PLAN


On September 25, 2003, the Board of Managers of JNL Variable Fund, including all of the "disinterested" Managers (within the meaning of the Investment Company Act of 1940, as amended), approved a Rule 12b-1 Plan ("Plan") in connection with the Board's adoption of a multi-class plan authorizing Class A and Class B interests. Under the Plan, each Fund will pay a Rule 12b-1 fee at an annual rate of up to 0.20% of the Fund's average daily net assets attributed to Class A interests, to be used to pay or reimburse distribution and administrative or other service expenses with respect to Class A interests. Jackson National Life Distributors LLC ("JNLD"), as principal underwriter, to the extent consistent with existing law and the Plan, may use the Rule 12b-1 fee to reimburse fees or to compensate broker-dealers, administrators, or others for providing distribution, administrative or other services. At the September 25, 2003 meeting, the Board also approved a Distribution Agreement with JNLD appointing JNLD as the principal underwriter for the Funds and reflecting the terms of the Plan. Current interest holders of each Fund, who will become Class A interest holders of the Fund, must approve the Plan before it becomes effective for that Fund. On August 31, 2005, the Board of Managers of the Companies, including all of the Independent Managers, approved the continuation of Plan pursuant to the Rule 12b-1 with respect to the Class A interests of each Fund. Also at that meeting, the Board, including all of the Independent Managers, approved the related Distribution Agreement with JNLD, appointing JNLD as distributor of the interests of each Company.


                          INVESTMENT IN FUND INTERESTS


Interests in the Funds are currently sold to separate accounts of Jackson, 1 Corporate Way, Lansing, Michigan 48951, and Jackson NY, 2900 Westchester Avenue, Purchase, New York 10577, to fund the benefits under certain variable annuity and variable life contracts ("Contracts"). An insurance company purchases interests in the Funds at net asset value using premiums received on Contracts issued by the insurance company. Purchases are effected at net asset value next determined after the purchase order, in proper form, is received by the Funds' transfer agent. There is no sales charge. Interests in the Funds are not available to the general public directly.


The net asset value per interest of each Fund is determined by the Administrator at the close of regular trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time) each day that the New York Stock Exchange is open. The net asset value per interest is calculated by adding the value of all securities and other assets of a Fund, deducting its liabilities, and dividing by the number of interests outstanding. Generally, the value of exchange-listed or -traded securities is based on their respective market prices, bonds are valued based on prices provided by an independent pricing service and short-term debt securities are valued at amortized cost, which approximates market value. The Board of Managers has adopted procedures pursuant to which the Administrator may determine, subject to Board verification, the "fair value" of a security for which a current market price is not available.

A Fund may invest in securities primarily listed on foreign exchanges and that trade on days when the Fund does not price its interests. As a result, a Fund's net asset value may change on days when shareholders are not able to purchase or redeem the Fund's interests.

Because the calculation of a Fund's net asset value does not take place contemporaneously with the determination of the closing prices of the majority of foreign portfolio securities used in the calculation there exists a risk that the value of foreign portfolio securities will change after the close of the exchange on which they are traded, but before calculation of the Fund's net asset value ("time-zone arbitrage"). Accordingly, the Variable Fund's procedures for pricing of portfolio securities also authorize the Administrator, subject to verification by the Board, to determine the fair value of such securities for purposes of calculating a Fund's net asset value. The Administrator will "fair value" such securities of the JNL/Mellon Capital Management Global 15 Fund and the international securities in the JNL/Mellon Capital Management JNL 5 Fund, JNL/Mellon Capital Management VIP Fund and JNL/Mellon Capital Management JNL Optimized 5 Fund if it determines that a "significant event" has occurred subsequent to the close of trading in such securities on the exchanges or markets on which they principally are traded, but prior to the time of a Fund's net asset value calculation. A significant event is one that can be expected materially to affect the value of such securities. Certain specified percentage movements in U.S. equity market indices are deemed under the Variable Fund's pricing procedures to be a "significant event." A "significant event" affecting multiple issuers might also include, but is not limited to, a substantial price movement in other securities markets, an announcement by a governmental, regulatory or self-regulatory authority relating to securities markets, political or economic matters, or monetary or credit policies, a natural disaster such as an earthquake, flood or storm, or the outbreak of civil strife or military hostilities. Accordingly, on any day when such specified percentage movements in U.S. equity market indices occur, the Administrator will adjust the closing prices of all foreign securities held in any Fund's portfolio, based upon an adjustment factor for each such security provided by an independent pricing service, in order to reflect the fair value of such securities for purposes of determining a Fund's net asset value. When fair-value pricing is employed, the securities prices used to calculate a Fund's NAV may differ from quoted or published prices for the same securities.

These procedures seek to minimize the opportunities for "time zone arbitrage" in Funds that invest all or substantial portions of their assets in foreign securities, thereby seeking to make those Funds significantly less attractive to "market timers" and other investors who might seek to profit from time zone arbitrage and seeking to reduce the potential for harm to other Fund investors resulting from such practices. However, these procedures may not completely eliminate opportunities for time zone arbitrage, because it is not possible to predict in all circumstances whether post-closing events will have a significant impact on securities prices.

All investments in the Funds are credited to the interest holder's account in the form of full and fractional shares of the designated Funds (rounded to the nearest 1/1000 of a share). The Funds do not issue interest certificates.

                              MARKET TIMING POLICY


Fund shares may only be purchased by separate accounts of Jackson and an affiliated insurance company, by those insurance companies themselves, by a qualified retirement plan for Jackson and its affiliates, and other regulated investment companies.

The interests of the Fund's long-term shareholders may be adversely affected by certain short-term trading activity by other contract owners invested in separate accounts of Jackson and an affiliated insurance company that invest in the Fund. Such short-term trading activity, when excessive, has the potential to interfere with efficient portfolio management, generate transaction and other costs, dilute the value of Fund shares held by long-term shareholders and have other adverse effects on the Fund. This type of excessive short-term trading activity is referred to herein as "market timing". The Funds are not intended as vehicles for market timing. The Board of Managers of the Funds has adopted the policies and procedures set forth below with respect to frequent trading of Fund shares.

Jackson and an affiliated insurance company that invest in the Fund take various steps designed to deter and curtail market timing, based on daily monitoring of trading activity. The Funds also report trading activity that it has identified as being potentially injurious to the Funds. SEE the Separate Account Prospectus for the contract that describes Jackson's anti-market timing policies and procedures. The rights of the Separate Accounts to purchase and redeem shares of a Fund are not affected by any Fund anti-market timing policies if they are not in violation of the Separate Accounts anti-market timing policies and procedures.

In addition to identifying any potentially disruptive trading activity, the Funds' Board of Managers have adopted a policy of "fair value" pricing to discourage investors from engaging in market timing or other excessive trading strategies in the international Fund. The Funds' "fair value" pricing policy applies to all Funds where a significant event (as described above) has occurred. The Funds' "fair value" pricing policy is described under "Investment in Fund Interests" above.

The practices and policies described above are intended to deter and curtail market timing in the Fund. However, there can be no assurance that these policies, together with those of Jackson, its affiliated insurance company, and any other insurance company that may invest in the Funds in the future, will be totally effective in this regard. The Funds rely on Jackson and its affiliated insurance company to take the appropriate steps, including daily monitoring of separate account trading activity, to further deter market timing. If they are ineffective, the adverse consequences described above could occur.


                       DISCLOSURE OF PORTFOLIO SECURITIES

A description of the Fund's policies and procedures relating to disclosure of portfolio securities is available in the Fund's Statement of Additional Information and at WWW.JNL.COM or WWW.JNLNY.COM.

                          REDEMPTION OF FUND INTERESTS

A separate account redeems interests in the Funds to make benefit or withdrawal payments under the terms of its Contracts. Redemptions are processed on any day on which the JNL Variable Fund and New York Stock Exchange are open for business and are effected at net asset value next determined after the redemption order, in proper form, is received.

The JNL Variable Fund may suspend the right of redemption only under the following unusual circumstances:

          o when the New York Stock Exchange is closed (other than weekends and holidays) or trading is restricted;

          o when an emergency exists, making disposal of portfolio securities or the valuation of net assets not reasonably practicable; or

          o during any period when the SEC has by order permitted a suspension of redemption for the protection of shareholders.

                                   TAX STATUS

GENERAL

The JNL Variable Fund is a limited liability company formed under the Delaware Limited Liability Company Act ("Act"). JNL Variable Fund consists of two types of Funds for tax purposes: (i) JNL/MCM Funds and (ii) Regulated Investment Company Funds. Under the Act, the assets of any one Fund are not chargeable with liabilities of any other Fund.

JNL/MCM FUNDS


The sole owners of each JNL/MCM Funds are Jackson separate accounts that hold such interests pursuant to variable insurance contracts. Each JNL/MCM Fund is treated by Jackson as a "disregarded entity" for federal income tax purposes and is taxed as part of the operations of Jackson.


REGULATED INVESTMENT COMPANY FUNDS


The sole owners of each Fund are one or more separate accounts of Jackson and Jackson NY and the JNL/S&P Funds that hold interests in the Funds pursuant to variable insurance contracts. Each Fund has elected to be taxed as a regulated investment company under Subchapter M of the Code. Each Fund's policy is to meet the requirements of Subchapter M necessary to qualify as a regulated investment company. Each Fund is treated as a separate corporation for purposes of the Code. Therefore, the assets, income and distributions of each Fund are considered separately for purposes of determining whether or not the Regulated Investment Company Fund qualifies as a regulated investment company. Each Fund intends to distribute all of its net investment income and net capital gains to its owners and, therefore, will not be required to pay any federal income taxes.


CONTRACT OWNERS

Under current tax law, increases in the value of a Contract resulting from interest, dividend income and capital gains of the Funds of JNL Variable Fund that serve as funding vehicles for a Contract are not currently taxable, nor are losses currently deductible, when left to accumulate within a Contract. For a discussion of the tax status of the Contracts, please refer to the prospectus for the Contracts.

INTERNAL REVENUE CODE DIVERSIFICATION REQUIREMENTS


The Funds intend to comply with the diversification requirements currently imposed by the Internal Revenue Code of 1986, as amended, and U.S. Treasury regulations thereunder, on separate accounts of insurance companies as a condition of maintaining the tax deferred status of the Contracts issued by separate accounts of Jackson and Jackson NY. The Sub-Advisory Agreement requires the Funds to be operated in compliance with these diversification requirements. The Sub-Adviser may depart from the investment strategy of a Fund only to the extent necessary to meet these diversification requirements. See the SAI for more specific information.

                        HYPOTHETICAL PERFORMANCE DATA FOR
                    JNL/MELLON CAPITAL MANAGEMENT STRATEGIES


Certain aspects of the investment strategies for the DowSM 10 Fund, the S&P(R) 10 Fund, the Global 15 Fund, the S&P 24 Fund, the 25 Fund, the Select Small-Cap Fund, the Nasdaq(R) 15 Fund, the Value Line(R) 25 Fund, the VIP Fund, JNL 5
Fund, the Optimized 5 Fund, the S&P(R) 24 Fund, the SMid 60 Fund, the International 25 Fund, and the DowSM Dividend Fund ("JNL/Mellon Capital Management Funds") can be demonstrated using historical data. The following table provides the hypothetical performance of the investment strategies used by each JNL/Mellon Capital Management Fund (the "Fund(s)") for the periods prior to the inception dates of the Funds and the actual performance of the Funds following their inception dates and the DJIA Index, the S&P 500 Index, the FT30 Index, the Hang Seng Index, the NYSE International 100 Index, the S&P Small Cap 600 Index and the Russell 2000 Index for both the hypothetical and historical periods for the Funds. (SEE "Description of the Indices" above). Please note that the Indices do not reflect any deduction for fees, expenses or taxes and would be lower if they did. The table also shows how hypothetical and historical performance varies from year to year. Please note that return data was generated mechanically and should not be considered a reflection of the Sub-Adviser's skills.


The hypothetical information for the Funds assumes that each investment strategy was fully invested as of the beginning of each year and that each Stock Selection Date was the first business day of the year. The hypothetical and historical performance information does take into consideration fund operating expenses. However, it does not take into consideration any portfolio trading costs, sales charges, commissions, insurance fees or charges imposed on the sale of the Contracts, nor taxes. Any of such charges will lower the returns shown. (SEE the prospectuses for the applicable Fund and Contract). The hypothetical information provided below also does not reflect that we may maintain a cash position of up to 5% of a Fund's assets to effectively manage cash inflows and outflows. The results would be different if the cash positions were reflected.


In preparing the hypothetical performance reports, Mellon Capital made various assumptions about how the strategies would have been implemented historically. Mellon Capital's intent was to faithfully replicate the historical performance of the strategies; however, there can be no assurances that the hypothetical results shown could have been achieved with actual trading or that other assumptions would have produced identical results.


The information provided below has been stated in U.S. dollars and therefore has been adjusted to reflect currency exchange rate fluctuations.

The hypothetical returns shown below for the Funds do not represent the results of actual trading and may not reflect the impact that any material market or economic factors might have had if the investment strategies had been used during the periods shown to actually manage Fund assets.

The hypothetical and historical returns shown below for the Funds are not a guarantee of future performance and should not be used to predict the expected returns for a specific Fund. The hypothetical and historical returns shown below do indicate the significant variation in returns among the several Funds in any given year, as well as the significant variation in returns from a particular investment strategy, both absolutely and in relation to its respective index, over a period of years. In fact, each hypothetical and historical Fund under-performed its respective index in certain years.


[TO BE UPDATED BY AMENDMENT]

                    HYPOTHETICAL COMPARISON OF TOTAL RETURNS
--------------------------------------------------------------------------------------------------------------------------
                                      Select
                   25     DowSM 10   Small-Cap     S&P 10    Global 15     JNL 5     Nasdaq(R) 15  Value Line(R)   VIP
                Strategy  Strategy   Strategy*    Strategy   Strategy    Strategy*    Strategy      25 Strategy  Strategy*


                           Hypothetical Performance                              Hypothetical Performance
                                 (1986-1999)                                           (1986-2004)

                            Historical Performance                                Historical Performance
                                 (2000-2005)                                              (2005)

                 The funds commenced operations on 7/06/1999            The funds commenced operations on 10/04/04
--------------------------------------------------------------------------------------------------------------------------
  1986         28.36%      34.69%       9.45%      33.68%     42.28%       29.72%       8.26%       26.22%      25.70%
  1987         17.09%      19.40%      -2.42%       3.52%     27.49%       13.04%      18.61%       15.05%      16.50%
  1988         35.91%      25.71%      25.99%      19.58%     25.37%       26.53%       7.85%        6.69%      14.96%
  1989         21.42%      26.22%      23.34%      44.93%     17.77%       26.76%      44.48%       42.40%      33.56%
  1990         -6.82%      -8.40%     -11.25%       3.13%      2.03%       -4.24%      -6.50%        6.25%      -2.24%
  1991         40.56%      34.53%      52.01%      17.32%     42.79%       37.47%      88.34%       64.10%      50.13%
  1992         14.76%       8.29%      12.54%      21.89%     25.59%       16.64%       4.55%        5.62%       2.42%
  1993         16.85%      27.63%      18.30%      32.22%     67.43%       32.51%      31.12%       11.91%      21.09%
  1994          1.58%       3.11%      -2.94%       4.61%     -5.50%        0.19%       0.98%        2.84%       2.04%
  1995         32.70%      35.66%      46.17%      27.58%     12.67%       30.98%      60.33%       43.45%      45.97%
  1996         16.35%      27.63%      19.64%      27.91%     21.92%       22.72%      26.79%       44.31%      28.26%
  1997         33.02%      21.10%      20.62%      35.16%     -0.08%       21.99%      33.92%       39.68%      28.94%
  1998         10.30%       9.95%      13.87%      49.44%     12.46%       19.23%     104.56%       92.36%      53.06%
  1999          1.86%       2.97%      22.63%      16.66%     14.46%       11.74%     101.87%      100.38%      51.46%
=====================================================================
  2000       -4.34%**     5.15%**    22.21%**     8.23%**   -2.78%**        4.86%     -20.47%      -19.57%       0.95%
  2001         14.23%      -2.83%      -3.90%     -21.39%     -0.69%       -2.11%     -33.72%        0.07%      -8.78%
  2002        -11.69%      -9.87%     -17.68%     -18.07%    -13.82%      -12.09%     -27.09%      -20.17%     -12.59%
  2003         32.83%      25.75%      48.04%      18.94%     33.16%       34.45%      32.26%       43.24%      32.09%
  2004         21.90%       2.87%      12.58%      17.67%     28.11%       21.22%       2.25%       15.47%      16.68%
                                                                    ===================================================
  2005         -2.93%      -5.67%       8.92%      37.26%     10.19%       10.75%   -1.01%      38.80%       9.78%
--------------------------------------------------------------------------------------------------------------------------


                     6 Year Historical Annualized Return                   1 Year Historical Annualized Return
                                 (2000-2005)                                              (2005)
-----------------------------------------------------------------------------------------------------------------------
             7.19%      1.96%       9.83%       4.99%       7.74%      10.75%       -1.01%      38.80%       9.78%
-----------------------------------------------------------------------------------------------------------------------

                          14 Year Annualized Return                             19 Year Annualized Return
                        Hypothetical Annualized Return                        Hypothetical Annualized Return
                                 (1986-1999)                                           (1986-2004)
-----------------------------------------------------------------------------------------------------------------------
            18.05%      18.40%      16.54%      23.32%     20.56%      16.57%       19.28%      23.53%       19.39%
-----------------------------------------------------------------------------------------------------------------------

                          20 Year Annualized Return                             20 Year Annualized Return
                (Combined hypothetical and historical returns)        (Combined hypothetical and historical returns)
                                 (1986-2005)                                           (1986-2005)
--------------------------------------------------------------------------------------------------------------------------
            14.68%      13.21%      14.48%      17.51%     16.56%      16.27%       18.17%      24.25%       18.89%
--------------------------------------------------------------------------------------------------------------------------





--------------------------------------------------------------------------------------------------------------------------

             Dow Dividend  S&P 24    JNL Optimized                      S&P SMid 60    NYSE International
                Strategy   Strategy   5 Strategy     S&P 500 Index      Strategy       25 Strategy

            Hypothetical
            Performance
            (1992-2005)
                           Hypothetical Performance
             The fund            (1986-2005)
            commenced
            operations on      The funds commenced
             1/17/2006      operations on 5/01/2006
---------------------------------------------------------------------------------------------------------------------------
  1986             -%    23.99%         28.49%          18.31%
  1987             -%     8.45%         18.67%           5.11%
  1988             -%    16.36%         14.83%          16.65%
  1989             -%    32.47%         35.04%          31.54%
  1990             -%     4.51%         -0.85%          -3.16%
  1991             -%    45.34%         52.65%          30.56%
  1992         16.70%     0.97%         7.62%            7.72%
  1993         23.66%    12.39%         31.59%          10.01%
  1994         -2.10%     4.20%         1.18%            1.30%
  1995         44.25%    47.13%         39.63%          37.50%
  1996         27.22%    18.46%         30.20%          23.11%
  1997         37.57%    33.75%         29.27%          33.29%
  1998         -2.87%    51.57%         59.12%          28.70%
  1999         -3.17%    48.34%         56.20%          21.07%
===========
  2000         21.46%     9.50%         -7.91%          -9.18%
  2001         28.98%    -16.45%        -9.28%          -11.91%
  2002         -2.45%    -5.28%        -16.45%          -22.10%
  2003         38.46%    26.36%         39.13%          28.72%
  2004         14.87%    18.29%         21.03%          10.88%

  2005          4.62%    -0.86%         12.89%           4.91%
---------------------------------------------------------------------------------------------------------------------------

                                                   6 Year Annualized
                                                         Return
                                                       (2000-2005)
-----------                                       --------------------
                                                        -1.15%
-----------                                       --------------------

                                                  14 Year Annualized
                                                        Return
                                                      (1986-1999)
-----------                                       --------------------
                                                        18.03%
-----------  14 Year                              --------------------
            Annualized
           Hypothetical      20 Year Annualized    20 Year Annualized
             Returns        Hypothetical Returns         Return
           (1992-2005)           (1986-2005)           (1986-2005)
---------------------------------------------------------------------------------------------------------------------------
             16.55%        17.47%         20.22%          11.92%
---------------------------------------------------------------------------------------------------------------------------


              HYPOTHETICAL COMPARISON OF TOTAL RETURNS (CONTINUED)
---------------------------------------------------------------------------------------------------------------------------
              S&P 500     Russell 2000    DJIA    FT 30 Index  Hang Seng   S&P SmallCap   NYSE International
               Index       Index          Index                  Index     600 Index      100 Index
---------------------------------------------------------------------------------------------------------------------------
   1986           18.31%       5.96%     26.37%      24.29%      51.26%
   1987            5.11%      -8.25%      5.48%      37.49%      -8.08%
   1988           16.65%      25.04%     16.43%       6.89%      21.80%
   1989           31.54%      15.77%     31.87%      22.74%      10.21%
   1990           -3.16%     -19.75%     -0.81%      10.21%      11.72%
   1991           30.56%      46.00%     24.48%      15.17%      48.03%
   1992            7.72%      18.47%      7.36%      -2.01%      32.40%
   1993           10.01%      18.98%     16.89%      19.27%     121.82%
   1994            1.30%      -1.88%      4.97%       1.60%     -29.08%
   1995           37.50%      28.34%     36.89%      17.98%      27.21%
   1996           23.11%      16.46%     29.10%      20.02%      37.71%
   1997           33.29%      22.28%     24.80%      16.64%     -17.78%
   1998           28.70%      -2.53%     18.20%      12.58%      -2.28%
   1999           21.07%      21.17%     26.92%      14.61%      74.11%
   2000           -9.18%      -2.87%     -4.83%     -16.66%      -8.89%
   2001          -11.91%       2.49%     -5.50%     -23.64%     -22.62%
   2002          -22.10%     -20.44%    -14.79%     -29.23%     -15.65%
   2003           28.72%      47.29%     28.32%      26.44%      39.28%
   2004           10.88%      18.33%      5.31%      20.63%      17.03%
   2005            4.91%       4.55%      1.72%      11.28%       8.88%
---------------------------------------------------------------------------------------------------------------------------
                             6 Year Annualized Return
                                    (2000-2005)
            ------------------------------------------------------------
               -1.15%      6.30%       0.87%      -4.38%      0.90%
            ------------------------------------------------------------

                             14 Year Annualized Return
                                    (1986-1999)
            ------------------------------------------------------------
               18.03%      12.06%     18.69%      15.14%      21.77%
            ------------------------------------------------------------

                             14 Year Annualized Return
                                    (1992-2005)
            ------------------------------------------------------------
               18.91%      16.28%     20.75%      14.02%      24.14%
            ------------------------------------------------------------

                             19 Year Annualized Return
                                    (1986-2004)
            ------------------------------------------------------------
               12.30%      10.61%     13.67%      8.78%       15.43%
            ------------------------------------------------------------

                             20 Year Annualized Return
                                    (1986-2005)
            ------------------------------------------------------------
               11.92%      10.30%     13.04%      8.90%       15.09%
            ------------------------------------------------------------

NOTE: The treatment of dividends in the hypothetical rate of return calculations is such that they are reinvested in the stock that paid them at the end of the month in which the stock went ex-dividend. In managing the portfolios, all cash flows (including both net sales and dividends when they are received) will be reinvested proportionately into all of the stocks in the portfolio.


(1) The 25 Strategy, the DowSM 10 Strategy, the Select Small-Cap Strategy, the S&P(R) 10 Strategy, the Global 15 Strategy, the JNL 5 Strategy, the Nasdaq(R) 15 Strategy, the Value Line(R) 25 Strategy, the VIP Strategy, the DowSM Dividend Strategy, the S&P(R) 24 Strategy, the SMid 60 Strategy, and the International 25 Strategy, and the Optimized 5 Strategy for any given period were selected by applying the respective strategy as of the close of the prior period.

(2) The hypothetical total return shown does not take into consideration any sales charges, commissions, portfolio trading costs or taxes. The historical information reflects the expenses charged each year and the hypothetical information reflects the expenses charged at the rates most recently in effect. The hypothetical returns, net of Fund expenses, are computed monthly. Total return assumes that all dividends are reinvested. Although each Strategy seeks to achieve a better performance than its respective Index as a whole, there can be no assurance that a Strategy will achieve a better performance.

* In January 2005, the market capitalization and trading volume used during the stock selection process was revised for the Select Small Cap Strategy.

**The stock selection date was July 1st for 1999 and 2000 before changing it to on or about January 1st in 2001.


                              FINANCIAL HIGHLIGHTS

The following table provides selected per interest data for one share of each Fund. The information does not reflect any charges imposed under a variable insurance contract. You should refer to the appropriate variable insurance contract prospectus regarding such charges.

The information has been audited by KPMG LLP, an independent registered public accounting firm, and should be read in conjunction with the financial statements and notes thereto, together with the report of KPMG LLP thereon, in the Annual Report.


                           [TO BE FILED BY AMENDMENT]

                                   PROSPECTUS


                                 APRIL 30, 2007


                            JNL(R) VARIABLE FUND LLC

You can find more information about the JNL Variable Fund in:


          o The JNL Variable Fund's STATEMENT OF ADDITIONAL INFORMATION ("SAI") dated April 30, 2007, which contains further information about the JNL Variable Fund and the Funds of the JNL Variable Fund, particularly their investment practices and restrictions. The current SAI is on file with the Securities and Exchange Commission ("SEC") and is incorporated into the Prospectus by
               reference   (which   means  the  SAI  is  legally   part  of  the
               Prospectus).


          o    The  JNL  Variable  Fund's  ANNUAL  AND  SEMI-ANNUAL  REPORTS  to
               shareholders, which show the Fund's actual investments and include financial statements as of the close of the particular annual or semi-annual period. The Annual Report also discusses the market conditions and investment strategies that significantly affected each Fund's performance during the year covered by the report.

You may obtain a copy of the current SAI or the most recent Annual and Semi-Annual Reports without charge, or make other inquiries, by calling 1-800-766-4683 (Annuity and Life Service Center), 1-800-599-5651 (NY Annuity and Life Service Center), 1-800-777-7779 (for contracts purchased through a bank or financial institution) or 1-888-464-7779 (for NY contracts purchased through a bank or financial institution), or writing the JNL Variable Fund LLC Service Center, P.O. Box 378002, Denver, Colorado 80237-8002 or by visiting WWW.JNL.COM or WWW.JNLNY.COM.

You also can review and copy information about the JNL Variable Fund (including its current SAI and most recent Annual and Semi-Annual Reports) at the SEC's Public Reference Room in Washington, D.C. Reports and other information about the JNL Variable Fund also are available on the EDGAR database on the SEC's Internet site (HTTP://WWW.SEC.GOV), and copies may be obtained, after payment of a duplicating fee, by electronic request (PUBLICINFO@SEC.GOV) or by writing the SEC's Public Reference Section, 100 F. Street, N.E., Washington, D.C., 20549. You can find out about the operation of the Public Reference Section and copying charges by calling 1-202-551-8090.


                                                           File No.:  811-09121

THE INFORMATION IN STATEMENT OF ADDITIONAL INFORMATION IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.


                       STATEMENT OF ADDITIONAL INFORMATION


                                 APRIL 30, 2007


                            JNL(R) VARIABLE FUND LLC




This Statement of Additional Information (the "SAI") is not a prospectus. It contains information in addition to and more detailed than set forth in the Prospectus and should be read in conjunction with the JNL Variable Fund LLC Prospectus, dated April 30, 2007. Not all Funds described in this Statement of Additional Information may be available for investment in each variable annuity contract offered by Jackson National Life Insurance Company(R) ("JacksonSM"). The financial statements of the JNL Variable Fund LLC for the year ended December 31, 2006, are incorporated by reference (which means they legally are a part of this SAI) from the JNL Variable Fund's Annual Report to interest holders. The Prospectus, SAI and Annual/Semi-Annual Reports may be obtained at no charge by calling 1-800-766-4683 (Annuity and Life Service Center), 1-800-599-5651 (NY Annuity and Life Service Center), 1-800-777-7779 (for contracts purchased through a bank or financial institution) or 1-888-464-7779 (for NY contracts purchased through a bank or financial institution), by writing P.O. Box 378002, Denver, Colorado 80237-8002 or by visiting WWW.JNL.COM or WWW.JNLNY.COM.



                    SHAREHOLDER COMMUNICATIONS WITH MANAGERS

Shareholders of the Funds can communicate directly with the Board of Managers by writing to the Chair of the Board, Dominic D'Annunzio, P.O. Box 30902, Lansing, MI 48909-8402. Shareholders can communicate directly with an individual manager by writing to that manager at P.O. Box 30902, Lansing, MI 48909-8402. Such communications to the Board or individual managers are not screened before being delivered to the addressee.

                                TABLE OF CONTENTS

General Information and History.............................................................................   2
Common Types of Investments and Management Practices........................................................   2
Additional Risk Considerations..............................................................................  13
Investment Restrictions Applicable to All Funds.............................................................  26
Managers and Officers of the JNL Variable Fund..............................................................  29
Principal Holders of the Funds' Interests...................................................................  34
Investment Adviser, Sub-Adviser and Other Service Providers.................................................  36
Disclosure of Portfolio Information.........................................................................  27
Purchases, Redemptions and Pricing of Interests.............................................................  53
Description of Interests; Voting Rights; Interest Holder Inquiries..........................................  55
Tax Status..................................................................................................  56
Financial Statements .......................................................................................  58


                         GENERAL INFORMATION AND HISTORY

JNL Variable Fund LLC (the "JNL Variable Fund") is an open-end management company organized as a Delaware limited liability company on October 13, 1998. The JNL Variable Fund offers interests in separate Funds (each a "Fund" and collectively, the "Funds"), which are comprised of two groups - JNL/Mellon Capital Management Funds and Regulated Investment Company Funds. Each of the Funds is "non-diversified," which means a Fund may hold securities of a smaller number of issuers than if it was a "diversified" fund.

              COMMON TYPES OF INVESTMENTS AND MANAGEMENT PRACTICES

This section describes some of the types of securities a Fund may hold in its portfolio and the various kinds of investment practices that may be used in day-to-day portfolio management. A Fund may invest in the following securities or engage in the following practices to the extent that such securities and practices are consistent with the Fund's investment objective(s) and policies described in the Prospectus and in this SAI.

BANK OBLIGATIONS. A Fund may invest in bank obligations, which include certificates of deposit, bankers' acceptances, and other short-term debt obligations. Certificates of deposit are short-term obligations of commercial banks. A bankers' acceptance is a time draft drawn on a commercial bank by a borrower, usually in connection with international commercial transactions. Certificates of deposit may have fixed or variable rates. The Funds may invest in U.S. banks, foreign branches of U.S. banks, U.S. branches of foreign banks, and foreign branches of foreign banks.

BORROWING AND LENDING. A Fund may borrow money from banks for temporary or emergency purposes in amounts up to 25% of its total assets. The Funds may borrow for investment purposes to the extent permitted under the 1940Act. To secure borrowings, a Fund may mortgage or pledge securities in amounts up to 15% of its net assets.

CASH POSITION. A Fund may hold a certain portion of its assets in repurchase agreements and money market securities maturing in one year or less that are rated in one of the two highest rating categories by a nationally recognized statistical rating organization. The Funds also may invest cash balances in shares of affiliated money market funds and unaffiliated money market funds. For temporary, defensive purposes, a Fund may invest without limitation in such securities. This reserve position provides flexibility in meeting redemptions, expenses, and the timing of new investments, and serves as a short-term defense during periods of unusual market volatility.

COMMERCIAL PAPER. A Fund may invest in commercial paper. Commercial paper is a short-term promissory note issued by a corporation primarily to finance short-term credit needs. Commercial paper may have fixed, floating or variable rates, and a maturity of up to 270 days.

COMMON AND PREFERRED STOCKS. A Fund may invest in common and preferred stocks. Stocks represent shares of ownership in a company. Generally, preferred stock has a specified dividend and ranks after bonds and before common stocks in its claim on income for dividend payments and on assets should the company be liquidated. After other claims are satisfied, common stockholders participate in company profits on a pro rata basis; profits may be paid out in dividends or reinvested in the company to help it grow. Increases and decreases in earnings are usually reflected in a company's stock price, so common stocks generally have the greatest appreciation and depreciation potential of all corporate securities. While most preferred stocks pay a dividend, a Fund may purchase preferred stock where the issuer has omitted, or is in danger of omitting, payment of its dividend. Such investments would be made primarily for their capital appreciation potential. Although common and preferred stocks have a history of long-term growth in value, their prices tend to fluctuate in the short term, particularly those of smaller companies or companies that are experiencing financial stress.

CONVERTIBLE AND EXCHANGEABLE SECURITIES. A Fund may invest in debt or preferred equity securities convertible into or exchangeable for equity securities. A convertible security provides a fixed-income stream and the opportunity, through its conversion feature, to participate in the capital appreciation resulting from a market price increase in its underlying stock. Traditionally, convertible securities have paid dividends or interest at rates higher than common stocks but lower than non-convertible securities. They generally participate in the appreciation or depreciation of the underlying stock into which they are convertible, but to a lesser degree. In recent years, convertibles have been developed which combine higher or lower current income with options and other features.

A convertible security usually is issued by either an operating company or by an investment bank. When issued by an operating company, a convertible security usually will be senior in the issuer's capital structure to common stock, but subordinate to other types of fixed income securities issued by that company. If and when the convertible security is "converted," the operating company often issues new stock to the holder of the convertible security. If, however, the parity price (the price at which the common stock underlying the convertible security may be obtained) of the convertible security is less than the call price (the price of the bond, including any premium related to the conversion feature), the operating company may pay out cash instead of common stock. When a convertible security is issued by an investment bank, the security is an obligation of, and is convertible through, the investment bank (or a special purpose entity created by the investment bank for such purpose). The issuer of a convertible security may be important in determining the security's value. This is because the holder of a convertible security will have recourse only to the issuer. A convertible security may be subject to redemption by the issuer, but only after a specified date and upon conditions established at the time of issue.

Exchangeable securities often are issued by a company divesting a holding in another company. The primary difference between an exchangeable security and a traditional convertible security is the issuing company is different from the company that is the issuer of the underlying equity security into which the exchangeable security may be converted.

CORPORATE REORGANIZATIONS AFFECTING SECURITIES HELD BY ALL FUNDS EXCLUDING THE REGULATED INVESTMENT COMPANY Funds. If a portfolio company has a spin off, the Fund will retain the shares of the spin off until the next Stock Selection Date. If a portfolio company is merged into another company and is not the surviving company, the Fund will liquidate any shares it receives in the merger and reinvest the proceeds and any cash distribution in the remaining portfolio companies in accordance with their respective investment percentages.

DEPOSITORY RECEIPTS. American Depository Receipts ("ADRs") typically are issued by a U.S. bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. European Depository Receipts ("EDRs") and Global Depository Receipts ("GDRs") typically are issued by foreign banks or trust companies, although they may be issued by U.S. banks or trust companies, and evidence ownership of underlying securities issued by either a foreign or U.S. corporation. Generally, depository receipts in registered form are intended for use in the U.S. securities markets, while depository receipts in bearer form are intended for use in securities markets outside the U.S. Depository receipts may or may not be denominated in the same currency as the underlying securities which they represent.

Depository receipts may be issued in sponsored or unsponsored programs. In a sponsored program, a security issuer has made arrangements to have its securities traded in the form of depository receipts. In an unsponsored program, the issuer may not be directly involved in the creation of the program. Although the U.S. regulatory requirements applicable to ADRs generally are similar for both sponsored and unsponsored programs, in some cases it may be easier to obtain financial and other information from an issuer that has participated in the creation of a sponsored program. To the extent a Fund invests in depository receipts of an unsponsored program, there may be an increased possibility the Fund would not become aware of and be able to respond to corporate actions such as stock splits or rights offerings involving the foreign issuer on a timely basis.

Depository receipts involve many of the same risks as direct investments in foreign securities, described below.


EXCHANGE TRADED FUNDS. Exchange traded funds ("ETFs") are funds, unit investment trusts or depository receipts that hold portfolios of stocks that closely track the performance and dividend yield of a specific index. Currently, the types of indices sought to be replicated by ETFs included domestic equity indices, fixed-income indices, sector indices and foreign or international indices. ETF shares are traded on exchanges and are traded and priced throughout the trading day. ETFs permit an investor to purchase a selling interest in a portfolio of stocks throughout the trading day. Because ETFs trade on an exchange, they may not trade at net asset value ("NAV"). Sometimes, the prices of ETFs may vary significantly from the NAVs of the ETFs underlying securities. Additionally, if a fund decides to redeem its ETF shares rather than selling them on a secondary market, the fund may receive the underlying securities which it must sell in order to obtain cash. Most ETFs are investment companies. Therefore, a funds' purchase of ETF shares are subject to the limitations on and the risks of a funds' investment in other investment companies, which are described below.


FIXED-INCOME SECURITIES. A Fund may invest in fixed-income securities of companies that meet the investment criteria for the Fund. In general, fixed income securities represent a loan on money by the purchaser to the issuer. A fixed income security typically has a fixed payment schedule that obligates the issuer to pay interest to the lender and to return the lender's money over a certain period of time or at a specified date, called "maturity." The security issuer typically must meet its obligations associated with its outstanding fixed income securities before it may declare or pay any dividend to holders of its equity securities, and may also be obliged under the terms of its fixed income securities to maintain certain measures of financial condition. Bonds, notes and commercial paper are typical types of fixed income securities, differing in the length of the issuer's repayment schedule.

The price of fixed-income securities fluctuates with changes in interest rates and in response to changes in the financial condition of the issuer. The value of fixed income securities generally rises when interest rates fall, and fall when interest rates rise. Prices of longer-term securities generally increase or decrease more sharply than those of shorter-term securities in response to interest rate changes.

FLOATING AND ADJUSTABLE RATE OBLIGATIONS. The Funds may purchase adjustable or floating rate obligations, including floating rate demand notes and bonds. The Funds may invest in adjustable or floating rate obligations whose interest rates are adjusted either at pre-designated periodic intervals or whenever there is a change in the market rate to which the security's interest rate is tied. The Funds also may purchase adjustable or floating rate demand notes and bonds, which are obligations ordinarily having stated maturities in excess of 397 days, but which permit the holder to demand payment of principal at any time, or at specified intervals not exceeding 397 days, in each case upon not more than 30 days' notice. While because of the adjustable or floating rate features of such obligations a Fund that invests in such securities will participate in increases in interest rates by earning higher interest payments, the Fund also will participate in decreases in interest rates. See also the discussion of "Variable Rate Securities" below.

FOREIGN CURRENCY TRANSACTIONS. A Fund that may invest in foreign currency-denominated securities also may purchase and sell foreign currency options and foreign currency futures contracts and related options (see "Derivative Instruments"), and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through forward currency contracts ("forwards") with terms generally of less than one year. A Fund may engage in these transactions in order to protect against uncertainty in the level of future foreign exchange rates in the purchase and sale of securities. A Fund also may use foreign currency options and foreign currency forward contracts to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another.

A forward involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts may be bought or sold to protect a Fund against a possible loss resulting from an adverse change in the relationship between foreign currencies and the U.S. dollar or to increase exposure to a particular foreign currency. Although forwards are intended to minimize the risk of loss due to a decline in the value of the hedged currencies, at the same time, they tend to limit any potential gain which might result should the value of such currencies increase. Forwards will be used primarily to adjust the foreign exchange exposure of each Fund with a view to protecting the outlook, and the Fund might be expected to enter into such contracts under the following circumstances:

     LOCK IN. When a Fund desires to lock in the U.S. dollar price on the purchase or sale of a security denominated in a foreign currency.

     CROSS HEDGE. If a particular currency is expected to decrease against another currency, a Fund may sell the currency expected to decrease and purchase a currency which is expected to increase against the currency sold in an amount approximately equal to some or all of the Fund's portfolio holdings denominated in the currency sold.

     DIRECT HEDGE. If a Fund wants to a eliminate substantially all of the risk of owning a particular currency, or if the sub-adviser expects that a Fund may benefit from price appreciation in a security denominated in a particular foreign currency but does not wish to maintain exposure to that currency, it may employ a direct hedge back into the U.S. dollar. In either case, a Fund would enter into a forward contract to sell the currency in which a portfolio security is denominated and purchase U.S. dollars at an exchange rate established at the time it initiated the contract. The cost of the direct hedge transaction may offset most, if not all, of the yield advantage offered by the foreign security, but a Fund would hope to benefit from an increase (if any) in value of the security.

     PROXY HEDGE. A Fund might choose to use a "proxy" hedge, which may be less costly than a direct hedge. In this case, a Fund, having purchased a security denominated in a foreign currency, will sell a currency whose value is expected to be closely linked to the currency in which the security is denominated. Interest rates prevailing in the country whose currency was sold would be expected to be closer to those in the U.S. and lower than those of securities denominated in the currency of the original holding. This type of hedging entails greater risk than a direct hedge because it is dependent on a stable relationship between the two currencies paired as proxies and the relationships can be very unstable at times.

FOREIGN SECURITIES. A Fund may invest in foreign securities. These include non-U.S. dollar-denominated securities traded principally outside the U.S. and dollar-denominated securities traded in the U.S. (such as ADRs). Investors should realize that investing in foreign securities involves certain special considerations that typically are not associated with investing in U.S. securities. Such investments increase a Fund's diversification and may enhance return, but they also involve some special risks such as exposure to potentially adverse local political and economic developments; nationalization and exchange controls; potentially lower liquidity and higher volatility; possible problems arising from accounting, disclosure, settlement, and regulatory practices that differ from U.S. standards; and the chance that fluctuations in foreign exchange rates will decrease the investment's value (favorable changes can increase its value). In addition, foreign securities purchased by the Fund may be subject to foreign government taxes, higher custodian fees, higher brokerage commissions and dividend collection fees. Foreign government securities are issued or guaranteed by a foreign government, province, instrumentality, political subdivision or similar unit thereof.

FUTURES AND OPTIONS. Futures contracts are often used to manage risk, because they enable the investor to buy or sell an asset in the future at an agreed upon price. Options give the investor the right, but not the obligation, to buy or sell an asset at a predetermined price in the future. A Fund may buy and sell futures contracts (and options on such contracts) to manage its exposure to changes in securities prices and foreign currencies and as an efficient means of adjusting overall exposure to certain markets. A Fund may purchase or sell call and put options on securities, financial indices, and foreign currencies, and may invest in futures contracts on foreign currencies and financial indices, including interest rates or an index of U.S. Government securities, foreign government securities or equity or fixed-income securities.

Futures contracts and options may not always be successful hedges; their prices can be highly volatile; using them could lower a Fund's total return; and the potential loss from the use of futures can exceed the Fund's initial investment in such contracts. These instruments may also be used for non-hedging purposes such as increasing a Fund's income.

The Funds' use of commodity futures and commodity options trading should not be viewed as providing a vehicle for interest holder participation in a commodity pool. Rather, in accord with regulations of the Commodity Futures Trading Commission ("CFTC"), and a proposed amendment and interpretation of those regulations by the CFTC, a Fund will employ such techniques only for (1) hedging purposes, or (2) otherwise to the extent that (i) the aggregate initial margin and required premiums do not exceed 5 percent of the Fund's net assets, or (ii) in the alternative, the aggregate "notional value" of the Fund's positions does not exceed the value of the Fund's net assets. "Notional value" means, in the case of futures contracts, the size of the contract, in units, multiplied by the market price per unit and, in the case of commodity options, the size of the contract, in contract units, multiplied by the strike price per unit.

HYBRID INSTRUMENTS. A Fund may purchase hybrid instruments, which combine the elements of futures contracts or options with those of debt, preferred equity or a depository instrument. Often these hybrid instruments are indexed to the price of a commodity, a particular currency, or a domestic or foreign debt or common stock index. Hybrid instruments may take a variety of forms, including, but not limited to, debt instruments with interest or principal payments or redemption terms determined by reference to the value of a currency or commodity or securities index at a future point in time, preferred stock with dividend rates determined by reference to the value of a currency, or convertible securities with the conversion terms related to a particular commodity.

ILLIQUID SECURITIES. A Fund may hold illiquid investments. Illiquid investments are investments that cannot be sold or disposed of in the ordinary course of business within seven days at approximately the price at which they are valued. Illiquid investments generally include: repurchase agreements not terminable within seven days; securities for which market quotations are not readily available; restricted securities (securities that cannot be offered for sale to the public without first being registered under the Securities Act of 1933) not determined to be liquid in accord with guidelines established by the Fund's Board of Managers; over-the-counter ("OTC") options and, in certain instances, their underlying collateral; and securities involved in swap, cap, collar and floor transactions. See the description of the Funds' investment restrictions below for more information about the Funds' policies with respect to investments in illiquid securities.

Reduced liquidity in the secondary market for illiquid securities may make it difficult or impossible for the Funds to obtain market quotations based on actual transactions for purposes of valuing the Funds' shares.


INSTALLMENT RECEIPTS. Installment receipts are viewed as new issues of stock sold with the obligation that buyers will pay the issue price in a series of installment payments instead of one lump sum payment. The buyer usually pays a deposit upon settlement, normally one-half the issue price of the shares, with the balance to be paid in one year.


INVESTMENT COMPANIES. A Fund may invest in investment companies to the extent permitted under the 1940 Act, included unaffiliated money market funds. A Fund may invest cash balances in shares of investment companies, including affiliated investment companies, which are money market funds managed by the JNL Variable Fund's investment adviser or its affiliates. As a shareholder in an investment company, a Fund would bear its pro rata share of that investment company's expenses, which could result in duplication of certain fees, including management and administrative fees. The Funds have received exemptive relief from the SEC permitting them to invest up to 25% in an affiliated money market fund.


PORTFOLIO TURNOVER. A Fund may engage in short-term transactions if such transactions further its investment objective. A Fund may sell one security and simultaneously purchase another of comparable quality or simultaneously purchase and sell the same security to take advantage of short-term differentials of individual securities in anticipation of relatively short-term price gains. The rate of portfolio turnover will not be a determining factor in the purchase and sale of such securities. Portfolio turnover rates also may be increased by purchases or redemptions of a Fund's shares, because of the need to invest new cash resulting from purchases of shares or the need to sell portfolio securities owned in order to meet redemption requests. Increased portfolio turnover necessarily results in correspondingly higher costs, which can include brokerage commissions, dealer mark-ups on purchases of securities, dealer mark-downs on sales of securities, and other transaction costs on the sale of securities and reinvestment in other securities.


REPURCHASE AGREEMENTS AND REVERSE REPURCHASE AGREEMENTS. A Fund may invest in repurchase or reverse repurchase agreements. A repurchase agreement involves the purchase of a security by a Fund and a simultaneous agreement by the seller (generally by a bank or broker-dealer) to repurchase that security from the Fund at a specified price and date or upon demand. This technique offers a method of earning income on idle cash. A repurchase agreement may be considered a loan collateralized by the underlying security, which typically is a U.S. Treasury bill or note, or other highly liquid short-term security. A Fund will only enter into repurchase agreements that are fully collateralized. For a repurchase agreement to be considered fully collateralized, the Fund must take physical possession of the security or receive written confirmation of the purchase and a custodial or safekeeping receipt from a third party or be recorded as the owner of the security through the Federal Reserve Book Entry System.

The Fund may invest in open repurchase agreements which vary from the typical agreement in the following respects: (1) the agreement has no set maturity, but instead matures upon 24 hours' notice to the seller; and (2) the repurchase price is not determined at the time the agreement is entered into, but is instead based on a variable interest rate and the duration of the agreement. In addition, a Fund, together with other registered investment companies having management agreements with the Investment Adviser or its affiliates, may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which will be invested in one or more repurchase agreements.

When a Fund invests in a reverse repurchase agreement, it sells a portfolio security to another party, such as a bank or a broker-dealer, in return for cash, and agrees to buy the security back at a future date and price. Reverse repurchase agreements may be used to provide cash to satisfy unusually heavy redemption requests or for other temporary or emergency purposes without the necessity of selling portfolio securities or to earn additional income on portfolio securities, such as Treasury bills and notes.

SECURITIES  LENDING.  Lending  portfolio  securities  enables  a  Fund  to  earn additional income, but could result in a loss or delay in recovering these securities. The borrower of a Fund's portfolio securities must deposit acceptable collateral with the Fund's custodian in an amount, marked to market daily, at least equal to the market value of the securities loaned, plus accrued interest and dividends. Acceptable collateral is limited to cash, U.S. government securities and irrevocable letters of credit that meet certain guidelines. A Fund may reinvest any cash collateral in money market investments or other short-term liquid investments. A Fund retains authority to terminate any of its loans at any time. A Fund may terminate a loan and regain record ownership of loaned securities to exercise ownership rights, such as voting and subscription rights, when regaining such rights is considered to be in the Fund's interest.

The Funds' Board of Trustees has approved each Fund's participation in a securities lending program. Under the securities lending program, the Funds have retained an affiliate of a sub-adviser to serve as the securities lending agent (Mellon Trust of New England, N.A.). Mellon Trust of New England, N.A. also serves as the Funds' custodian. A Fund will receive amounts equivalent to any dividends, interest or other distributions on the securities loaned. The Funds' Board of Trustees will periodically review information on the Funds' securities lending program.

The net securities lending revenue is shared by the lending agent and the Funds. The Funds retain 100% of their portion. The securities lending revenue "split" between the Funds and the lending agent was determined based on the Adviser's review of competitive industry information. The Adviser will periodically review the "split" between the lending agent and the Funds.


SECURITY-RELATED ISSUERS. The JNL Variable Fund has been granted exemptive relief from the Securities and Exchange Commission to allow some of the Funds to invest more than 5% of its assets (up to percentage limits specified in the exemptive relief as to some of the JNL/Mellon Capital Management Funds) in the securities of any issuer that derives more than 15% of its gross revenue from "securities related activities" (as defined in Rule 12d3-1 under the Investment Company Act of 1940). The Funds to which this exemptive relief apply are the JNL/Mellon Capital Management DowSM 10 Fund, the JNL/Mellon Capital Management S&P(R) 10 Fund, and the JNL/Mellon Capital Management Global 15 Fund. This exemptive relief permits these Funds to pursue their principal investment strategies that involve investment of a Fund's assets in securities of only a limited number of issuers, even where certain of those issuers may be "securities related" issuers.


SHORT SALES. A Fund may sell securities short. A short sale is the sale of a security the Fund does not own. If a Fund sells a security short, it must borrow from a broker-dealer or other lender that security to deliver to the purchaser in the short sale. A short sale is "against the box" if at all times when the short position is open the Fund owns an equal amount of the securities or securities convertible into, or exchangeable without further consideration for, securities of the same issue as the securities sold short. To the extent that a Fund engages in short sales that are not "against the box," it must maintain asset coverage in the form of assets determined to be liquid by the sub-adviser in accord with procedures established by the Board of Managers, in a segregated account, or otherwise cover its position in a permissible manner. If the value of the security sold short goes up, the Fund will have to buy it back at that higher price, resulting in a loss to the Fund, to make good on the borrowing.

SHORT-TERM CORPORATE DEBT SECURITIES. A Fund may invest in short-term corporate debt securities. These are non-convertible corporate debt securities (E.G., bonds, debentures or notes) which have one year or less remaining to maturity. Short-term corporate debt securities may have fixed, variable, or floating rates.

STANDARD & POOR'S DEPOSITORY RECEIPTS ("SPDRS"). SPDRs are American Stock Exchange-traded securities that represent ownership in the SPDR Trust, a trust that has been established to accumulate and hold a portfolio of equity securities that is intended to track the price performance and dividend yield of the S&P 500 Index. This trust is sponsored by a subsidiary of the American Stock Exchange. SPDRs may be used for several reasons including but not limited to: facilitating the handling of cash flows or trading, or reducing transaction costs. The use of SPDRs would introduce additional risk to a Fund as the price movement of the instrument does not perfectly correlate with the price action of the underlying index.

SWAP AGREEMENTS. A Fund may enter into interest rate, index and, to the extent it may invest in foreign currency-denominated securities, currency exchange rate swap agreements. These transactions are entered into as an attempt to obtain a particular return when it is considered desirable to do so, possibly at a lower costs to the Fund than if the Fund had invested directly in an instrument that yielded that desired return. Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or "swapped" between the parties are generally calculated with respect to a "notional amount," i.e., the return on or change in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index. Forms of swap agreements include interest rate "caps," under which, in return for premium, one party agrees to make payments to the other to the extent that interest rates rise above a specified rate; interest rate "floors," under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate; and interest rate "collars," under which a party sells a "cap" and purchases a "floor" or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum values.

Most swap agreements entered into by a Fund would calculate the obligations of the parties to the agreement on a "net basis." Consequently, a Fund's current obligations (or rights) under a swap agreement generally will be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). A Fund's current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the segregation of assets determined to be liquid by the sub-adviser in accord with procedures established by the Sub-Adviser's Board of Managers, to avoid any potential leveraging of the Fund's portfolio. Obligations under swap agreements so covered will not be construed to be "senior securities" for purposes of the 1940 Act's restriction concerning issuance by a Fund of senior securities. A Fund will not enter into a swap agreement with any single party if the net amount owed or to be received under existing contracts with that party would exceed 5% of the Fund's assets.

Whether a Fund's use of swap agreements will be successful in furthering its investment objective of total return will depend on the sub-adviser's ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be construed to be illiquid. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The Fund will enter into swap agreements only with counterparties that meet certain standards of creditworthiness (generally, such counterparties would have to be eligible counterparties under the terms of the Fund's repurchase agreement guidelines). Certain restrictions imposed on the Fund by the Internal Revenue Code may limit the Fund's ability to use swap agreements. The swaps market is a relatively new market and is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect a Fund's ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

U.S. GOVERNMENT SECURITIES. U.S. Government securities are issued or guaranteed as to principal and interest by U.S. government agencies or instrumentalities. These securities are distinguished from U.S. government obligations issued by the U.S. Treasury, described below. Government agency and instrumentality securities include securities issued by the Federal National Mortgage Association ("Fannie Mae"), Government National Mortgage Association ("Ginnie Mae"), Federal Home Loan Bank, Federal Land Banks, Farmers Home Administration, Banks for Cooperatives, Federal Intermediate Credit Banks, Federal Financing Bank, Farm Credit Banks, the Small Business Administration, Student Loan Marketing Association, and the Tennessee Valley Authority. Some of these securities, such as those issued by Ginnie Mae, are supported by the full faith and credit of the U.S. government; others, such as those of Fannie Mae, are supported by the discretionary authority of the U.S. government to purchase the agency's obligations; and still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality. No assurance can be given that the U.S. government will provide financial support to U.S. government agencies or instrumentalities in the future, other than as set forth above, since it is not obligated to do so by law.

U.S. GOVERNMENT OBLIGATIONS. U.S. government obligations include bills, notes, bonds, and other debt securities issued by the U.S. Treasury. These are direct obligations of the U.S. government and differ mainly in the length of their maturities.

VARIABLE RATE SECURITIES. Variable rate securities provide for a periodic adjustment in the interest rate paid on the obligations. The terms of such obligations provide that interest rates are adjusted periodically based upon some appropriate interest rate adjustment index described in the respective obligations. The adjustment intervals may be regular and range from daily up to annually, or may be event based, such as on a change in the prime rate.

WARRANTS. A Fund may invest in warrants. Warrants have no voting rights, pay no dividends and have no rights with respect to the assets of the corporation issuing them. Warrants constitute options to purchase common stock at a specific price, and are valid for a specific period of time. They do not represent ownership of the equity securities, but only the right to buy them. Warrants differ from call options in that warrants are issued by the issuer of the security that may be purchased on their exercise, whereas call options may be issued by anyone. The prices of warrants do not necessarily move parallel to the prices of the underlying securities.

WHEN-ISSUED SECURITIES AND FORWARD COMMITMENT CONTRACTS. A Fund may purchase securities on a when-issued or delayed delivery basis ("when-issueds") and may purchase securities on a forward commitment basis ("forwards"). Any or all of a Fund's investments in debt securities may be in the form of when-issueds and forwards. The price of such securities, which may be expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment take place at a later date. Normally, the settlement date occurs within 90 days of the purchase for when-issueds, but the period may be substantially longer for forwards. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The purchase of these securities will result in a loss if their value declines prior to the settlement date. This could occur, for example, if interest rates increase prior to settlement. The longer the period between purchase and settlement, the greater the risk. At the time the Fund makes the commitment to purchase these securities, it will record the transaction and reflect the value of the security in determining its net asset value. The Fund will maintain segregated cash or liquid assets with its custodian bank at least equal in value to its when-issued and forward commitments during the period between the purchase and the settlement. During this period, alternative investment options are not available to the Fund to the extent of the segregated cash or liquid assets.

WRITING COVERED OPTIONS ON SECURITIES. A Fund may "write" (sell) covered call options and covered put options on optionable securities of the types in which it is permitted to invest from time to time as the sub-adviser determines is appropriate in seeking to attain a Fund's investment objective. Call options written by a Fund give the holder the right to buy the underlying security from the Fund at a stated exercise price; put options give the holder the right to sell the underlying security to the Fund at a stated price.

A Fund may only write call options on a covered basis or for cross-hedging purposes and will only write covered put options. A put option would be considered "covered" if the Fund owns an option to sell the underlying security subject to the option having an exercise price equal to or greater than the exercise price of the "covered" option at all times while the put option is outstanding. A call option is covered if the Fund owns or has the right to acquire the underlying securities subject to the call option (or comparable securities satisfying the cover requirements of securities exchanges) at all times during the option period. A call option is for cross-hedging purposes if it is not covered, but is designed to provide a hedge against another security which the Fund owns or has the right to acquire. In the case of a call written for cross-hedging purposes or a put option, the Fund will maintain in a segregated account at the Fund's custodian bank cash or short-term U.S.
government securities with a value equal to or greater than the Fund's obligation under the option. A Fund may also write combinations of covered puts and covered calls on the same underlying security.

A Fund will receive a premium from writing an option, which increases the Fund's return in the event the option expires unexercised or is terminated at a profit. The amount of the premium will reflect, among other things, the relationship of the market price of the underlying security to the exercise price of the option, the term of the option, and the volatility of the market price of the underlying security. By writing a call option, a Fund will limit its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option. By writing a put option, a Fund will assume the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market price, resulting in a potential capital loss if the purchase price exceeds the market price plus the amount of the premium received.

A Fund may terminate an option that it has written prior to its expiration by entering into a closing purchase transaction in which it purchases an option having the same terms as the option written. The Fund will realize a profit (or loss) from such transaction if the cost of such transaction is less (or more) than the premium received from the writing of the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option may be offset in whole or in part by unrealized appreciation of the underlying security owned by the Fund.

                         ADDITIONAL RISK CONSIDERATIONS

EMERGING MARKETS. The risk considerations noted below under "Foreign Securities" may be particularly relevant in the case of investments in developing countries. Investments in securities of issuers in emerging markets may involve a high degree of risk and many may be considered speculative. These investments carry all of the risks of investing in securities of foreign issuers to a heightened degree. These heightened risks include: (i) greater risks of expropriation, confiscatory taxation, nationalization, and less social, political and economic stability; (ii) limitations on daily price changes and the small current size of the markets for securities of emerging markets issuers and the currently low or nonexistent volume of trading, resulting in lack of liquidity and in price volatility; (iii) certain national policies which may restrict a Fund's investment opportunities including limitations on aggregate holdings by foreign investors and restrictions on investing in issuers or industries deemed sensitive to relevant national interests; and (iv) the absence of developed legal structures governing private or foreign investment and private property. In addition, emerging markets economies may be based on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates.

FOREIGN SECURITIES. Investments in foreign securities, including those of foreign governments, involve risks that are different in some respects from investments in securities of U.S. issuers, such as the risk of fluctuations in the value of the currencies in which they are denominated, a heightened risk of adverse political and economic developments and, with respect to certain countries, the possibility of expropriation, nationalization or confiscatory taxation or limitations on the removal of funds or other assets of a Fund. Securities of some foreign issuers are less liquid and more volatile than securities of comparable domestic issuers. There also may be less publicly available information about foreign issuers than domestic issuers, and foreign issuers generally are not subject to the uniform accounting, auditing and financial reporting standards, practices and requirements applicable to domestic issuers. Certain markets may require payment for securities before delivery. A Fund may have limited legal recourse against the issuer in the event of a default on a debt instrument. Delays may be encountered in settling securities transactions in certain foreign markets and a Fund will incur costs in converting foreign currencies into U.S. dollars. Bank custody charges are generally higher for foreign securities. The Funds that invest primarily in foreign securities are particularly susceptible to such risks. Investments in ADRs generally involve the same risks as direct investments in foreign securities, except they do not involve all of the same direct currency and liquidity risks as direct investments in foreign securities.

The share price of a Fund that invests in foreign securities will reflect the movements of both the prices of the portfolio securities and the currencies in which such securities are denominated. A Fund's foreign investments may cause changes in a Fund's share price that have a low correlation with movement in the U.S. markets. Because most of the foreign securities in which a Fund invests will be denominated in foreign currencies, or otherwise will have values that depend on the performance of foreign currencies relative to the U.S. dollar, the relative strength of the U.S. dollar may be an important factor in the
performance  of  a  Fund,   depending  on  the  extent  of  the  Fund's  foreign
investments.

A Fund may employ certain strategies in order to manage currency exchange rate risks. For example, a Fund may hedge some or all of its investments denominated in or exposed to a foreign currency against a decline in the value of that currency. A Fund may enter into contracts to sell that foreign currency for U.S. dollars (not exceeding the value of a Fund's assets denominated in or exposed to that currency) or by participating in options or futures contracts with respect to such currency (position hedge). A Fund could also hedge that position by selling a second currency, which is expected to perform similarly to the currency in which portfolio investments are denominated, for U.S. dollars (proxy hedge). A Fund may also enter into a forward contract to sell the currency in which the security is denominated for a second currency that is expected to perform better relative to the U.S. dollar if the sub-adviser believes there is a reasonable degree of correlation between movements in the two currencies (cross hedge). A Fund may also enter into a forward contract to sell a currency in which portfolio securities are denominated in exchange for a second currency in order to manage its currency exposure to selected countries. In addition, when a Fund anticipates purchasing or selling securities denominated in or exposed to a particular currency, the Fund may enter into a forward contract to purchase or sell such currency in exchange for the dollar or another currency (anticipatory hedge).

These strategies seek to minimize the effect of currency appreciation as well as depreciation, but do not protect against a decline in the underlying value of the hedged security. In addition, such strategies may reduce or eliminate the opportunity to profit from increases in the value of the original currency and may impact adversely a Fund's performance if the sub-adviser's projection of future exchange rates is inaccurate. If the sub-adviser employs such strategies based on an incorrect prediction of future exchange rates, the Fund's return may be lower than if such strategies had not been employed at all.

FUTURES, OPTIONS AND OTHER DERIVATIVE INSTRUMENTS. The use of futures, options, forward contracts, and swaps (derivative instruments) exposes a Fund to additional investment risks and transaction costs. If the sub-adviser seeks to protect a Fund against potential adverse movements in the securities, foreign currency or interest rate markets using these instruments, and such markets do not move in a direction adverse to the Fund, that Fund could be left in a less favorable position than if such strategies had not been used. Risks inherent in the use of futures, options, forward contracts and swaps include: (1) the risk that interest rates, securities prices and currency markets will not move in the directions anticipated; (2) imperfect correlation between the price of derivative instruments and movements in the prices of the securities, interest rates or currencies being hedged; (3) the fact that skills needed to use these strategies are different from those needed to select portfolio securities; and
(4) the possible absence of a liquid secondary market for any particular instrument at any time.

HYBRID INSTRUMENTS. The risks of investing in hybrid instruments reflect a combination of the risks of investing in securities, options, futures and currencies, including volatility and lack of liquidity. Reference is made to the discussion of "Futures, Options, and Other Derivative Instruments" herein for a discussion of these risks. Further, the prices of the hybrid instrument and the related commodity or currency may not move in the same direction or at the same time. Hybrid instruments may bear interest or pay preferred dividends at below market (or even relatively nominal) rates. Alternatively, hybrid instruments may bear interest at above market rates but bear an increased risk of principal loss. In addition, because the purchase and sale of hybrid instruments could take place in an over-the-counter or in a private transaction between the Fund and the seller of the hybrid instrument, the creditworthiness of the counter-party to the transaction would be an additional risk factor that the Fund must consider. Hybrid instruments also may not be subject to regulation of the Commodity Futures Trading Commission, which generally regulates the trading of commodity futures on U.S. exchanges, the Securities and Exchange Commission, which regulates the offer and sale of securities by and to U.S. persons, or any other governmental regulatory authority.

INVESTMENT STRATEGY RISKS. The common stocks selected for certain JNL/Mellon Capital Management Funds generally share attributes that have caused them to have lower prices or higher yields relative to other stocks in their respective index or exchange. The issuers of such common stocks may, for example, be experiencing financial difficulty, or be out of favor in the market because of weak performance, poor earnings forecasts or negative publicity; or they may be reacting to general market cycles. There can be no assurance that the market factors that caused the relatively low prices and high dividend yields of the common stocks selected will or will not change, that any negative conditions adversely affecting the stock prices will not deteriorate, that the dividend rates on the common stocks will be maintained or that share prices will not decline further during the holding period of such stocks in the JNL/Mellon Capital Management Funds, or that the common stock will continue to be included in the respective indices or exchanges. Investing in stocks with low share prices or highest dividend yields amounts to a "contrarian" strategy because these shares are often out of favor. Such strategy may be effective in achieving the respective strategy-based Fund's investment objective because regular dividends are common for established companies and dividends have often accounted for a substantial portion of the total return on stocks of the index as a group. However, there is no guarantee that either a JNL/Mellon Capital
Management Fund's objective will be achieved or that a JNL/Mellon Capital Management Fund will achieve capital appreciation of its portfolio holdings in excess of such JNL/Mellon Capital Management Fund's expenses. Because of the contrarian nature of the investment strategies of the JNL/Mellon Capital Management Funds, and the attributes of the common stock which caused inclusion in their portfolios, such JNL/Mellon Capital Management Funds may not be appropriate for investors seeking either preservation of capital or high current income. In addition, the strategies for all of the JNL/Mellon Capital Management Funds have underperformed their respective index or indices in certain years.

LITIGATION. Certain of the issuers of common stock in certain Funds may be involved in the manufacture, distribution and sale of tobacco products. Pending litigation proceedings against such issuers in the United States and abroad cover a wide range of matters including product liability and consumer protection. Damages claimed in such litigation alleging personal injury (both individual and class actions), and in health cost recovery cases brought by governments, labor unions and similar entities seeking reimbursement for health case expenditures, aggregate many billions of dollars.

Federal and state authorities continue to review the legality of Microsoft's licensing practices and potential abuses of its monopoly power. In addition, the European Union is also investigating allegations of Microsoft antitrust violations, which may result in additional litigation. It is impossible to predict what impact any future litigation or settlement will have on Microsoft or the value of its stock.

At any time, litigation may be instituted on a variety of grounds with respect to the issuer of a common stock held in a Fund's portfolio. It is not possible to predict whether any litigation, including the above-described litigation, that has been or will be instituted, might have a material adverse effect on the JNL Variable Fund or any Funds.

REGULATED INVESTMENT COMPANY RISKS

     COMMUNICATIONS SECTOR FUND. An investment in this Fund should be made with an understanding of the problems and risks inherent in an investment in the communications industry in general.

The market for high-technology communications products and services is characterized by rapidly changing technology, rapid product obsolescence, cyclical market patterns, evolving industry standards and frequent new product introductions. The success of the issuers of the common stocks in which the Fund may invest depends in substantial part on the timely and successful introduction of new products and services. An unexpected change in one or more of the technologies affecting an issuer's products or in the market for products based on a particular technology could have a material adverse affect on an issuer's operating results. Furthermore, there can be no assurance that the issuer will be able to respond in a timely manner to compete in the rapidly developing marketplace.

The communications industry is subject to governmental regulation. However, as market forces develop, the government may continue to deregulate the communications industry, promoting vigorous economic competition and resulting in rapid development of new communications technologies. The products and services of communications companies may be subject to rapid obsolescence. These factors could affect the value of the stocks held by the Fund. For example, while telephone companies in the United States are subject to both state and federal regulations affecting permitted rates of return and the kinds of services that may be offered, the prohibition against phone companies delivering video services has been lifted. This creates competition between phone companies and cable operators and encourages phone companies to modernize their communications infrastructure. Certain types of companies represented in the Fund's portfolio are engaged in fierce competition for a share of the market for their products. As a result, competitive pressures are intense and the stocks are subject to rapid price volatility.

Many communications companies rely on a combination of patents, copyrights, trademarks and trade secret laws to establish and protect their proprietary rights in their products and technologies. There can be no assurance that the steps taken by the issuers to protect their proprietary rights will be adequate to prevent misappropriation of their technology or that competitors will not independently develop technologies that are substantially equivalent or superior to such issuers' technology.

Companies involved in the communications sector are currently in the midst of an industry-wide slowdown. Inability to secure additional customers, decreases in sales of network infrastructure, decreases in purchases from existing customers, overcapacity and oversupply in the industry, saturation of several key markets and weak subscriber growth have all contributed to the current industry weakness. Local phone markets have been pressured by a weak economy and by a shift to wireless phones and the Internet. In addition, sales of luxury items like second phone lines and high-speed Internet access have slowed, while pricing pressure and competition have intensified. To meet increasing competition, companies may have to commit substantial capital, particularly in the formulation of new products and services using new technology. As a result, many companies have been compelled to cut costs by reducing their workforce, outsourcing, consolidating and/or closing existing facilities and divesting low selling product lines.

Several recent high profile bankruptcies have called attention to the potentially unstable financial condition of communications companies. These bankruptcies have resulted at least in part from declines in revenues, increases in company debt and difficulties obtaining necessary capital. Certain companies involved in the industry have also faced scrutiny for overstating financial reports and the subsequent turnover of high-ranking company officials.

     CONSUMER BRANDS SECTOR FUND. An investment in this Fund should be made with an understanding of the problems and risks inherent in an investment in the consumer goods industry in general. These include the cyclicality of revenues and earnings, changing consumer demands, regulatory restrictions, product liability litigation and other litigation resulting from accidents, extensive competition (including that of low-cost foreign competition), unfunded pension fund liabilities and employee and retiree benefit costs and financial deterioration resulting from leveraged buy-outs, takeovers or acquisitions. In general, expenditures on consumer goods will be affected by the economic health of consumers, including available disposable household incomes. A weak economy with its consequent effect on consumer spending could have an adverse effect on consumer goods companies. Other factors of particular relevance to the profitability of the industry are the effects of increasing environmental regulation on packaging and on waste disposal, the continuing need to conform with foreign regulations governing packaging and the environment, the outcome of trade negotiations and the effect on foreign subsidies and tariffs, foreign exchange rates, the price of oil and its effect on energy costs, inventory cutbacks by retailers, transportation and distribution costs, health concerns relating to the consumption of certain products, the effect of demographics on consumer demand, the availability and cost of raw materials and the ongoing need to develop new products and to improve productivity.

     FINANCIAL SECTOR FUND. An investment in this Fund should be made with an understanding of the problems and risks inherent in the banking and financial services sector in general.

Banks, thrifts and their holding companies especially are subject to the adverse effects of economic recession, volatile interest rates, portfolio concentrations in geographic markets and in commercial and residential real estate loans, and competition from new entrants in their fields of business. Banks and thrifts are highly dependent on net interest margin. Bank and thrift institutions had received significant consumer mortgage fee income as a result of activity in mortgage and refinance markets. As initial home purchasing and refinancing activity subsides, this income will diminish. Economic conditions in the real estate markets, which have been weak in the past, can have a substantial effect upon banks and thrifts because they generally have a portion of their assets invested in loans secured by real estate. Banks, thrifts and their holding companies are subject to extensive federal regulation and, when such institutions are state-chartered, to state regulation as well. Such regulations impose strict capital requirements and limitations on the nature and extent of business activities that banks and thrifts may pursue. Furthermore, bank regulators have a wide range of discretion in connection with their supervisory and enforcement authority and may substantially restrict the permissible activities of a particular institution if deemed to pose significant risks to the soundness of such institution or the safety of the federal deposit insurance fund. Regulatory actions, such as increases in the minimum capital requirements applicable to banks and thrifts and increases in deposit insurance premiums required to be paid by banks and thrifts to the Federal Deposit Insurance Corporation, can negatively impact earnings and the ability of a company to pay dividends. Neither federal insurance of deposits nor governmental regulations, however, insures the solvency or profitability of banks or their holding companies, or insures against any risk of investment in the securities issued by such institutions.

The statutory requirements applicable to and regulatory supervision of banks, thrifts and their holding companies have increased significantly and have undergone substantial change in recent years. To a great extent, these changes are embodied in the Financial Institutions Reform, Recovery and Enforcement Act; enacted in August 1989, the Federal Deposit Insurance Corporation Improvement Act of 1991, the Resolution Trust Corporation Refinancing, Restructuring, and Improvement Act of 1991 and the regulations promulgated under these laws. Their impact on the business, financial condition and prospects of the issuers of the common stock in the Fund's portfolio cannot be predicted with certainty. The recently enacted Gramm-Leach-Bliley Act repealed most of the barriers set up by the 1933 Glass-Steagall Act that separated the banking, insurance and securities industries. Now banks, insurance companies and securities firms can merge to form one-stop financial conglomerates marketing a wide range of financial service products to investors. This legislation has resulted in increased merger activity and heightened competition among existing and new participants in the field. Efforts to expand the ability of federal thrifts to branch on an interstate basis have been successful through promulgation of regulations, and legislation to liberalize interstate banking has recently been signed into law. Under the legislation, banks are able to purchase or establish subsidiary banks in any state. Since mid-1997, banks have been allowed to turn existing banks into branches. Consolidation is likely to continue. The Securities and Exchange Commission and the Financial Accounting Standards Board require the expanded use of market value accounting by banks and have imposed rules requiring market accounting for investment securities held in trading accounts or available for sale. Adoption of additional such rules may result in increased volatility in the reported health of the industry, and mandated regulatory intervention to correct such problems. Additional legislative and regulatory changes may be forthcoming. For example, the bank regulatory authorities are reviewing the Community Reinvestment Act and fair lending laws, rules and regulations, and there can be no certainty as to the effect, if any, that such changes would have on the issuers of the common stocks held in the Fund's portfolio. In addition, from time to time the deposit insurance system is reviewed by Congress and federal regulators, and proposed reforms of that system could, among other things, further restrict the ways in which deposited moneys can be used by banks or reduce the dollar amount or number of deposits insured for any depositor. Such reforms could reduce profitability as investment opportunities available to bank institutions become more limited and as consumers look for savings vehicles other than bank deposits. Banks and thrifts face significant competition from other financial institutions such as mutual funds, credit unions, mortgage banking companies and insurance companies, and increased competition may result from legislative broadening of regional and national interstate banking powers as has been recently enacted. It is not possible to predict what, if any, manner of bank and thrift regulatory actions might ultimately be adopted or what ultimate effect such actions might have on the Fund's portfolio.

The Federal Bank Holding Company Act of 1956 generally prohibits a bank holding company from (1) acquiring, directly or indirectly, more than 25% of the outstanding shares of any class of voting securities of a bank or bank holding company, (2) acquiring control of a bank or another bank holding company, (3) acquiring all or substantially all the assets of a bank, or (4) merging or consolidating with another bank holding company, without first obtaining Federal Reserve Board ("FRB") approval. In considering an application with respect to any such transaction, the FRB is required to consider a variety of factors, including the potential anti-competitive effects of the transaction, the financial condition and future prospects of the combining and resulting institutions, the managerial resources of the resulting institution, the convenience and needs of the communities the combined organization would serve, the record of performance of each combining organization under the Community Reinvestment Act and the Equal Credit Opportunity Act, and the prospective availability to the FRB of information appropriate to determine ongoing regulatory compliance with applicable banking laws. In addition, the federal Change In Bank Control Act and various state laws impose limitations on the ability of one or more individuals or other entities to acquire control of banks or bank holding companies.

The FRB has issued a policy statement on the payment of cash dividends by bank holding companies. In the policy statement, the FRB expressed its view that a bank holding company experiencing earnings weaknesses should not pay cash dividends which exceed its net income or which could only be funded in ways that would weaken its financial health, such as by borrowing. The FRB also may impose limitations on the payment of dividends as a condition to its approval of certain applications, including applications for approval of mergers and acquisitions. It is not possible to make any prediction as to the effect, if any, such laws will have on the issuers of common stocks held by the Fund or whether such approvals, if necessary, will be obtained.

Companies involved in the insurance industry are engaged in underwriting, reinsuring, selling, distributing or placing of property and casualty, life or health insurance. Other growth areas within the insurance industry include brokerage, reciprocals, claims processors and multi-line insurance companies. Insurance company profits are affected by interest rate levels, general economic conditions, and price and marketing competition. Property and casualty insurance profits may also be affected by weather catastrophes and other disasters, including terrorist activities. Life and health insurance profits may be affected by mortality and morbidity rates. Individual companies may be exposed to material risks including reserve inadequacy and the inability to collect from reinsurance carriers. Insurance companies are subject to extensive governmental regulation, including the imposition of maximum rate levels, which may not be adequate for some lines of business. Proposed or potential tax law changes also may adversely affect insurance companies' policy sales, tax obligations, and profitability. In addition to the foregoing, profit margins of these companies continue to shrink due to the commoditization of traditional businesses, new competitors, capital expenditures on new technology and the pressures to compete globally.

In addition to the normal risks of business, companies involved in the insurance industry are subject to significant risk factors, including those applicable to regulated insurance companies, such as: (i) the inherent uncertainty in the process of establishing property-liability loss reserves, particularly reserves for the cost of environmental, asbestos and mass tort claims, and the fact that ultimate losses could materially exceed established loss reserves which could have a material adverse effect on results of operations and financial condition;
(ii) the fact that insurance companies have experienced, and can be expected in the future to experience, catastrophe losses resulting from many things, including acts of terrorism, which could have a material adverse impact on their financial condition, results of operations and cash flow; (iii) the inherent uncertainty in the process of establishing property-liability loss reserves due to changes in loss payment patterns caused by new claims settlement practices;
(iv) the need for insurance companies and their subsidiaries to maintain appropriate levels of statutory capital and surplus, particularly in light of continuing scrutiny by rating organizations and state insurance regulatory authorities, and in order to maintain acceptable financial strength or claims-paying ability rating; (v) the extensive regulation and supervision to which insurance companies' subsidiaries are subject, various regulatory initiatives that may affect insurance companies, and regulatory and other legal actions; (vi) the adverse impact that increases in interest rates could have on the value of an insurance company's investment portfolio and on the attractiveness of certain of its products; (vii) the need to adjust the effective duration of the assets and liabilities of life insurance operations in order to meet the anticipated cash flow requirements of its policyholder obligations, and (viii) the uncertainty involved in estimating the availability of reinsurance and the collectibility of reinsurance recoverables.

The state insurance regulatory framework has, during recent years, come under increased federal scrutiny, and certain state legislatures have considered or enacted laws that alter and, in many cases, increase state authority to regulate insurance companies and insurance holding company systems. Further, the National Association of Insurance Commissioners and state insurance regulators are re-examining existing laws and regulations, specifically focusing on insurance companies, interpretations of existing laws and the development of new laws. In addition, Congress and certain federal agencies have investigated the condition of the insurance industry in the United States to determine whether to promulgate additional federal regulations. It is difficult to predict whether any state or federal legislation will be enacted to change the nature or scope of regulation of the insurance industry, or what effect, if any, such legislation would have on the industry.

All insurance companies are subject to state laws and regulations that require diversification of their investment portfolios and limit the amount of investments in certain investment categories. Failure to comply with these laws and regulations could cause non-conforming investments to be treated as non-admitted assets for purposes of measuring statutory surplus and, in some instances, would require divestiture.

Environmental pollution clean-up is the subject of both federal and state regulation. By some estimates, there are thousands of potential waste sites subject to clean up. The insurance industry is involved in extensive litigation regarding coverage issues. The Comprehensive Environmental Response Compensation and Liability Act of 1980 (Superfund) and comparable state statutes (mini-Superfund) govern the clean-up and restoration by "Potentially Responsible Parties" ("PRPs"). Superfund and the mini-Superfunds (Environmental Clean-up Laws or ECLs) establish a mechanism to pay for clean-up of waste sites if PRPs fail to do so, and to assign liability to PRPs. The extent of liability to be allocated to a PRP is dependent on a variety of factors. The extent of clean-up necessary and the assignment of liability have not been fully established. The insurance industry is disputing many such claims. Key coverage issues include whether Superfund response costs are considered damages under the policies, when and how coverage is triggered, applicability of pollution exclusions, the potential for joint and several liability and the definition of an occurrence. Similar coverage issues exist for clean up and waste sites not covered under Superfund. To date, courts have been inconsistent in their rulings on these issues. An insurer's exposure to liability with regard to its insureds that have been, or may be, named as PRPs is uncertain. The Superfund Amendments and Reauthorization Act ("SARA") amended Superfund on October 17, 1986. SARA reflected the Environmental Protection Agency's experience in administering the complex Superfund program during its first six years and made several important changes. Among other things, SARA: required Superfund actions to consider the standards and requirements found in other State and Federal environmental laws and regulations; provided new enforcement authorities and settlement tools; increased state involvement in every phase of the Superfund program; and increased the size of the trust fund to $8.5 billion. Superfund reform proposals have been introduced in Congress but none have been enacted. There can be no assurance that any Superfund reform legislation will be enacted or that any such legislation will provide for a fair, effective and cost-efficient system for settlement of Superfund related claims.

While current federal income tax law permits the tax-deferred accumulation of earnings on the premiums paid by an annuity owner and holders of certain savings-oriented life insurance products, no assurance can be given that future tax law will continue to allow such tax deferrals. If such deferrals were not allowed, consumer demand for the affected products would be substantially reduced. In addition, proposals to lower the federal income tax rates through a form of flat tax or otherwise could have, if enacted, a negative impact on the demand for such products.

Companies engaged in investment banking/brokerage and investment management include brokerage firms, broker-dealers, investment banks, finance companies and mutual fund companies. Earnings and share prices of companies in this industry are quite volatile, and often exceed the volatility levels of the market as a whole. Major determinants of future earnings of these companies are the direction of the stock market, investor confidence, equity transaction volume, the level and direction of long-term and short-term interest rates, and the outlook for emerging markets. Negative trends in any of these earnings determinants could have a serious adverse effect on the financial stability, as well as on the stock prices, of these companies. Furthermore, there can be no assurance that the issuers of the common stocks included in this Fund will be able to respond in a timely manner to compete in the rapidly developing marketplace. In addition to the foregoing, profit margins of these companies continue to shrink due to the commoditization of traditional businesses, new competitors, capital expenditures on new technology and the pressures to compete globally.

     HEALTHCARE SECTOR FUND. An investment in this Fund should be made with an understanding of the characteristics of the pharmaceutical and healthcare industries and the risks that such investment may entail.

Pharmaceutical and healthcare companies include companies involved in drug development and production services, biotechnology, and advanced medical devices and instruments. Such companies are subject to governmental regulation of their products and services, a factor that could have a significant and possibly unfavorable effect on the price and availability of such products or services. Furthermore, such companies face the risk of increasing competition from new products and services, generic drug sales, the termination of their patent protection for drug or medical supplies products and the risk that technological advances will render their products or services obsolete. The research and development costs of bringing a drug or other medical product to market are substantial and include lengthy government review processes, with no guarantee that the product will ever come to market. Such companies may also have persistent losses during a new product's transition from development to production, and revenue patterns may be erratic. In addition, healthcare facility operators may be affected by events and conditions including, among others, demand for services, the ability of the facility to provide the services required, physicians' confidence in the facility, management capabilities, competition with other hospitals, efforts by insurers and governmental agencies to limit rates, legislation establishing state rate-setting agencies, expenses, government regulation, the cost and possible unavailability of malpractice insurance and the termination or restriction of governmental financial assistance, including that associated with Medicare, Medicaid and other similar third party payor programs.

As the population of the United States ages, the companies involved in the pharmaceutical field will continue to search for and develop new drugs, medical products and medical services through advanced technologies and diagnostics. On a worldwide basis, such companies are involved in the development and distribution of drugs, vaccines, medical products and services. These activities may make the pharmaceutical and healthcare sectors very attractive for investors seeking the potential for growth in their investment portfolio. However, there are no assurances that the Fund's objectives will be met.

Legislative proposals concerning healthcare are considered from time to time. These proposals span a wide range of topics, including cost and price controls (which might include a freeze on the prices of prescription drugs), national health insurance, incentives for competition in the provision of healthcare services, tax incentives and penalties related to healthcare insurance premiums and promotion of prepaid healthcare plans. It is not possible to predict the effect of any of these proposals, if enacted, on the issuers of common stock in the Fund.

     OIL & GAS SECTOR FUND. An investment in this Fund should be made with an understanding of the problems and risks inherent in an investment in the energy industry in general.

The Oil & Gas Sector Fund invests in common stock of companies involved in the energy industry. The business activities of companies whose stocks are held in this Fund may include: production, generation, transmission, marketing, control, or measurement of energy or energy fuels; providing component parts or services to companies engaged in the above activities; energy research or experimentation; and environmental activities related to the solution of energy problems, such as energy conservation and pollution control. Companies participating in new activities resulting from technological advances or research discoveries in the energy field are also considered for this Fund.

The securities of companies in the energy field are subject to changes in value and dividend yield that depend, to a large extent, on the price and supply of energy fuels. Swift price and supply fluctuations may be caused by events relating to international politics, energy conservation, the success of exploration projects, and tax and other regulatory policies of various governments. As a result of the foregoing, the common stocks held in this Fund may be subject to rapid price volatility. It is not possible to predict what impact the foregoing factors will have on the common stocks held in this Fund.

According to the U.S. Department of Commerce, the factors which will most likely shape the energy industry include the price and availability of oil from the Middle East, changes in United States environmental policies and the continued decline in U.S. production of crude oil. Possible effects of these factors may be increased U.S. and world dependence on oil from the Organization of Petroleum Exporting Countries ("OPEC") and highly uncertain and potentially more volatile oil prices. The possibility or outbreak of war in the Middle East also may affect the cost and supply of oil and oil-related products. The existence of surplus crude oil production capacity and the willingness to adjust production levels are the two principal requirements for stable crude oil markets. Without excess capacity, supply disruptions in some countries cannot be compensated for by others. Surplus capacity in Saudi Arabia and a few other countries and the utilization of that capacity prevented, during the Persian Gulf crisis, and continues to prevent, severe market disruption. Although unused capacity contributed to market stability in 1990 and 1991, it ordinarily creates pressure to overproduce and contributes to market uncertainty. Formerly, OPEC members attempted to exercise control over production levels in each country through a system of mandatory production quotas. Because of the 1990-1991 crisis in the Middle East, the mandatory system has since been replaced with a voluntary system. Production under the new system has had to be curtailed on at least one occasion as a result of weak prices. The pressure to deviate from mandatory quotas, if they are reimposed, is likely to be substantial and could lead to a weakening of prices. In the longer term, additional capacity and production will be required to accommodate the expected large increases in world oil demand and to compensate for expected sharp drops in U.S. crude oil production. Only a few OPEC countries, particularly Saudi Arabia, have the petroleum reserves that will allow the required increase in production capacity to be attained. Given the large-scale financing that is required, the prospect that such expansion will occur soon enough to meet the increased demand is uncertain.

Declining U.S. crude oil production likely will lead to increased dependence on OPEC oil, putting refiners at risk of continued and unpredictable supply disruptions. Increasing sensitivity to environmental concerns also will pose serious challenges to the industry over the coming decade. Refiners likely will be required to make heavy capital investments and major production adjustments in order to comply with increasingly stringent environmental legislation, such as the 1990 amendments to the Clean Air Act. If the cost of these changes is substantial enough to cut deeply into profits, smaller refiners may be forced out of the industry entirely. Moreover, lower consumer demand due to increases in energy efficiency and conservation, gasoline reformulations that call for less crude oil, warmer winters or a general slowdown in economic growth in this country and abroad could negatively affect the price of oil and the profitability of oil companies. No assurance can be given that the demand for or prices of oil will increase or that any increases will not be marked by great volatility. Some oil companies may incur large cleanup and litigation costs relating to oil spills and other environmental damage. Oil production and refining operations are subject to extensive federal, state and local environmental laws and regulations governing air emissions and the disposal of hazardous materials. Increasingly stringent environmental laws and regulations are expected to require companies with oil production and refining operations to devote significant financial and managerial resources to pollution control. General problems of the oil and petroleum products industry include the ability of a few influential producers to significantly affect production, the concomitant volatility of crude oil prices, increasing public and governmental concern over air emissions, waste product disposal, fuel quality and the environmental effects of fossil fuel use in general.

In addition, any future scientific advances concerning new sources of energy and fuels or legislative changes relating to the energy industry or the environment could have a negative impact on the petroleum products industry. While legislation has been enacted to deregulate certain aspects of the oil industry, no assurances can be given that new or additional regulations will not be adopted. Each of the problems referred to could adversely affect the financial stability of the issuers of any petroleum industry stocks in this Fund.

     TECHNOLOGY SECTOR FUND. An investment in this Fund should be made with an understanding of the characteristics of the technology industry and the risks such an investment may entail.

Technology companies generally include companies involved in the development, design, manufacture and sale of computers and peripherals, software and services, data networking, communications equipment, internet access, information providers, semiconductors and semiconductor equipment, and other related products, systems and services. The market for these products, especially those specifically related to the Internet, is characterized by rapidly changing technology, rapid product obsolescence, cyclical market patterns, evolving industry standards and frequent new product introductions. The success of the issuers of the common stocks in which the Fund may invest depends in substantial part on the timely and successful introduction of new products. An unexpected change in one or more of the technologies affecting an issuer's products or in the market for products based on a particular technology could have a material adverse affect on an issuer's operating results. Furthermore, there can be no assurance that the issuers of the common stock in which the Fund may invest will be able to respond in a timely manner to compete in the rapidly developing marketplace.

Based on trading history of common stocks of issuers in the technology sector, factors such as announcements of new products or development of new technologies and general conditions of the industry have caused and are likely to cause the market price of high-technology common stocks to fluctuate substantially. In addition, technology company stocks have experienced extreme price and volume fluctuations that often have been unrelated to the operating performance of such companies. This market volatility may adversely affect the market price of the common stocks in which the Fund invests.

Some key components of certain products of technology issuers are currently available only from single sources. There can be no assurance that in the future suppliers will be able to meet the demand for components in a timely and cost effective manner. Accordingly, an issuer's operating results and customer relationships could be adversely affected by either an increase in price for, or an interruption or reduction in supply of, any key components. Additionally, many technology issuers are characterized by a highly concentrated customer base consisting of a limited number of large customers who may require product vendors to comply with rigorous industry standards. Any failure to comply with such standards may result in a significant loss or reduction of sales. Because many products and technologies of technology companies are incorporated into other related products, such companies are often highly dependent on the performance of the personal computer, electronics and telecommunications industries. There can be no assurance that these customers will place additional orders, or that an issuer of common stock will obtain orders of similar magnitude such as past orders from other customers. Similarly, the success of certain technology companies is tied to a relatively small concentration of products or technologies. Accordingly, a decline in demand of such products, technologies or from such customers could have a material adverse impact on issuers of common stock owned by the Fund.

Many technology companies rely on a combination of patents, copyrights, trademarks and trade secret laws to establish and protect their proprietary rights in their products and technologies. There can be no assurance that the steps taken by the issuers of the common stocks in which the Fund may invest to protect their proprietary rights will be adequate to prevent misappropriation of their technology or that competitors will not independently develop technologies that are substantially equivalent or superior to such issuers' technology. In addition, due to the increasing public use of the Internet, it is possible that other laws and regulations may be adopted to address issues such as privacy, pricing, characteristics, and quality of Internet products and services. The adoption of any such laws could have a material adverse impact on the common stock in which the Fund may invest.

Like many areas of technology, the semiconductor business environment is highly competitive, notoriously cyclical and subject to rapid and often unanticipated change. Recent industry downturns have resulted, in part, from weak pricing, persistent overcapacity, slow down in Asian demand and a shift in retail personal computer sales toward the low end, or "sub-$1000" segment. Industry growth is dependent upon several factors, including: the rate of global economic expansion; demand for products such as personal computers and networking and communications equipment; excess productive capacity and the resultant effect on pricing; and the rate of growth in the market for low-price personal computers.

                 INVESTMENT RESTRICTIONS APPLICABLE TO ALL FUNDS

FUNDAMENTAL POLICIES APPLICABLE TO ALL FUNDS. The following are fundamental policies, which means they may not be changed without the affirmative vote of the majority of the outstanding voting securities of the JNL Variable Fund (or, as to a matter affecting only a particular Fund or Funds, a vote of the majority of the outstanding voting securities of such Fund or Funds). The Investment Company Act of 1940 ("1940 Act") defines a majority vote as the vote of the lesser of (i) 67% of the Fund interests represented at a meeting at which more than 50% of the outstanding interests are represented or (ii) more than 50% of the outstanding voting interests. With respect to the submission of a change in an investment policy to the holders of outstanding voting interests of a particular Fund, such matter shall be deemed to have been effectively acted upon with respect to such Fund if a majority of the outstanding voting interests of such Fund vote for the approval of such matter, notwithstanding that (1) such matter has not been approved by the holders of a majority of the outstanding voting interests of any other Funds affected by such matter, and (2) such matter has not been approved by the vote of a majority of the outstanding voting JNL Variable Fund interests.

          (1)  No Fund may issue senior securities.

          (2) A Fund will not borrow money, except for temporary or emergency purposes, from banks. The aggregate amount borrowed shall not exceed 25% of the value of a Fund's assets. In the case of any borrowing, a Fund may pledge, mortgage or hypothecate up to 15% of its assets.

          (3) A Fund will not underwrite the securities of other issuers except to the extent the Fund may be considered an underwriter under the Securities Act of 1933 when selling portfolio securities.

          (4) A Fund will not purchase or sell real estate or interests therein.

          (5) A Fund will not lend any security or make any other loan if, as a result, more than 33 1/3% of the Fund's total assets would be lent to other parties (but this limitation does not apply to purchases of commercial paper, debt securities or repurchase agreements).

          (6)  A Fund may  invest in  repurchase  agreements  and  warrants  and
               engage  in  futures  and  options   transactions  and  securities
               lending.

None of the Funds are a "diversified company," as that term is defined in the 1940 Act. There are no limitations on the concentration of the investments held by any Fund in any particular industry or group of industries. However, because each Sector Fund invests primarily in common stocks of companies within specific industries, the Sector Funds' performance is closely tied to, and affected by, those specific industries. Companies within an industry are often faced with the same obstacles, issues or regulatory burdens, and their common stocks may react similarly to and move in unison with these and other market conditions. As a result of these factors, stocks in which the Sector Funds invest may be more volatile than a mixture of stocks of companies from a wide variety of industries.

OPERATING POLICIES. The Managers have adopted additional investment restrictions for the funds. The restrictions or operating policies of the funds may be changed by the Managers without shareholder approval. The additional investment restrictions adopted by the Managers to date include the following:

          (a) A Fund will not acquire any securities of registered open-end investment companies or unit investment trusts in reliance upon paragraphs (f) or (g) of Section 12(d)(1) of the 1940 Act.

RULE 35D-1. Certain of the Funds, as noted immediately above or in the prospectus, have adopted non-fundamental operating policies that require at least 80% (or, in the case of certain Funds, an amount greater than 80%) of the Fund's assets (net assets plus the amount of any borrowings for investment purposes) be invested, under normal circumstances, in securities of the type connoted by the name of the Fund.

Although these 80% or greater requirements are non-fundamental operating policies that may be changed by the Board of Managers without interest holder approval, the Board of Managers has adopted a policy requiring not less than 60 days written notice be provided to interest holders, in the manner required by Rule 35d-1 under the 1940 Act, before the effective date of any change in such a policy by a Fund which is subject to that Rule. This includes Funds of the JNL Variable Fund the names of which include terms that suggest a focus on a particular type of investment.

INSURANCE LAW RESTRICTIONS. In connection with the JNL Variable Fund's agreement to sell interests in the Funds to separate accounts of insurance companies, Jackson National Asset Management, LLCSM ("JNAM L.L.C.(R)" or the "Adviser") and insurance companies may enter into agreements, required by certain state insurance departments, under which the Adviser may agree to use its best efforts to assure and to permit insurance companies to monitor that each Fund of the JNL Variable Fund complies with the investment restrictions and limitations prescribed by state insurance laws and regulations applicable to the investment of separate account assets in shares of mutual funds. If a Fund failed to comply with such restrictions or limitations, the insurance company would take appropriate action, which might include ceasing to make investments in the Fund or JNL Variable Fund or withdrawing from the state imposing the limitation. Such restrictions and limitations are not expected to have a significant impact on the JNL Variable Fund's operations.

                 MANAGERS AND OFFICERS OF THE JNL VARIABLE FUND

The officers of the JNL Variable Fund manage its day-to-day operations and are responsible to the JNL Variable Fund's Board of Managers. The Board of Managers sets broad policies for each Fund and chooses the JNL Variable Fund's officers. All of the Managers also serve as Trustees or Managers for the other investment companies in the Fund Complex (as defined below). Since December 2003, the Managers met as a consolidated Board for all of the investment companies in the Fund Complex.

The following is a list of the Managers and officers of the JNL Variable Fund, and a statement of their present positions and principal occupations during the past five years. The following also lists the number of portfolios overseen by the Managers and other directorships of public companies or other registered investment companies held by the Managers.


For purposes of this section, the term "Fund Complex" includes each of the following investment companies: JNL Series Trust (61 portfolios), JNL Investors Series Trust (6 portfolios), JNL Variable Fund LLC (20 portfolios), and JNLNY Variable Fund I LLC (4 portfolios).

--------------------------------------------------- --------------------------------- ----------------------------------

                                                            POSITION(S) HELD
NAME, ADDRESS AND (AGE)                               WITH THE JNL VARIABLE FUNDS       NUMBER OF PORTFOLIOS IN FUND
                                                        (LENGTH OF TIME SERVED)       COMPLEX TO BE OVERSEEN BY MANAGER

--------------------------------------------------- --------------------------------- ----------------------------------
------------------------------------------------------------------------------------------------------------------------


INTERESTED MANAGER


------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------- --------------------------------- ----------------------------------


Mark D. Nerud (40) (1)                              Manager 2                                        91
1 Corporate Way                                     (1/07 to present)
Lansing, MI  48951
                                                    President and Chief
                                                    Executive Officer
                                                    (12/06 to present)

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:
President of the Adviser (1/07 to present); Chief Financial Officer of the Adviser (11/00 to 1/07) and Managing Board Member of the Adviser (11/00 to
11/03) (1/07 to present); Vice President (2/99 to 12/06), Treasurer, Chief
Financial Officer of other Investment Companies advised by the Adviser (12/02 to 12/06); Vice President - Fund Accounting & Administration of Jackson National
Life Insurance Company (1/00 to present)

OTHER DIRECTORSHIPS HELD BY MANAGER:  None


------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------


DISINTERESTED MANAGERS


------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------- --------------------------------- ----------------------------------


Michael Bouchard (50)                               Manager (2)                                      91
1 Corporate Way                                     (4/00 to present)
Lansing, MI 48951

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:
Sheriff, Oakland County, Michigan (1/99 to present); Senator - State of Michigan
(1991 to 1999); Chairman - Financial Services Committee (1/95 to 1/99)

OTHER DIRECTORSHIPS HELD BY MANAGER:  None


------------------------------------------------------------------------------------------------------------------------


William J. Crowley, Jr. (60)                        Manager 2                                        91
1 Corporate Way                                     (1/07 to present)
Lansing, MI 48951

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:
Managing Partner (Baltimore Office) - Arthur Andersen LLP (2001 to 2002); Board
Member of various corporate boards (2002 to present)

OTHER DIRECTORSHIPS HELD BY MANAGER:
Director of Foundation Coal Holdings, Inc.; Director of Bio Veris Corporation; Director of Provident Bankshares
Corporation


------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------- --------------------------------- ----------------------------------


Dominic D'Annunzio (68)                             Chairman of the Board 2                          91
1 Corporate Way                                     (2/04 to present)
Lansing, MI 48951
                                                    Manager 2
                                                    (6/03 to present)

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:
Acting Commissioner of Insurance for the State of Michigan (1/90 to 5/90) and (8/97 to 5/98)

OTHER DIRECTORSHIPS HELD BY MANAGER:  None


------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------- --------------------------------- ----------------------------------


Michelle Engler (48)                                Manager 2                                        91
1 Corporate Way                                     (4/00 to present)
Lansing, MI 48951

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:
Attorney (1983 to present); First Lady of the State of Michigan (1990 to 2002);
Michigan Community Service Commission Chair (1991 to 2000)

OTHER DIRECTORSHIPS HELD BY MANAGER:
Director of Federal Home Loan Mortgage Corporation


------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------- --------------------------------- ----------------------------------


James Henry (67)                                    Manager 2                                        91
1 Corporate Way                                     (1/07 to present)
Lansing, MI 48951

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:
Dean Emeritus and Professor of Finance, Eli Broad College of Business and Graduate School of Management at Michigan
State University (2001 to present)

OTHER DIRECTORSHIPS HELD BY MANAGER:  None


------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------- --------------------------------- ----------------------------------


Richard McLellan (63)                               Manager 2                                        91
1 Corporate Way                                     (12/03 to present)
Lansing, MI 48951

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:
Member, Dykema Gossett PLLC (Law Firm)

OTHER DIRECTORSHIPS HELD BY MANAGER:  None


------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------- --------------------------------- ----------------------------------


William R. Rybak (55)                               Manager (2)                                      91
1 Corporate Way                                     (1/07 to present)
Lansing, MI 48951

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:
Executive Vice President and Chief Financial Officer, Van Kampen Investments Inc. (1986-2000); Board Member of
various corporate boards (2002 to present)

OTHER DIRECTORSHIPS HELD BY MANAGER:
Chairman of the Board of Trustees of Lewis University; Member of the Board since
1982; Member of the Board of Directors of Howe Barnes Investments, Inc. since
2001; Member of the Boards of each of the Calamos Mutual Funds since 2002;
Member of the Board of Directors of The PrivateBancorp since 2003; Chairman of the Board of Trustees of St.
Coletta's of Illinois; and Member of the Board since 2000


------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------- --------------------------------- ----------------------------------


Patricia A. Woodworth (51)                          Manager 2                                        91
1 Corporate Way                                     (1/07 to present)
Lansing, MI 48951

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:
Executive Vice President for Finance and Administration, Chief Financial Officer, Art Institute of Chicago (2002 to
present); Executive Vice President and Chief Financial Officer, The University of Chicago (1998 to 2002)

OTHER DIRECTORSHIPS HELD BY MANAGER:  None


------------------------------------------------------------------------------------------------------------------------


     (1) Mr. Nerud is an "interested person" of the JNL Variable Funds due to his position with Jackson National Life Insurance Company(R), which is the parent company of the Adviser.

     (2) The Chairman of the Board, interested and disinterested Managers are elected to serve for an indefinite term.


--------------------------------------------------- --------------------------------- -----------------------------------

                                                            POSITION(S) HELD
NAME, ADDRESS AND (AGE)                               WITH THE JNL VARIABLE FUNDS        NUMBER OF PORTFOLIOS IN FUND
                                                        (LENGTH OF TIME SERVED)       COMPLEX TO BE OVERSEEN BY MANAGER

--------------------------------------------------- --------------------------------- -----------------------------------
-------------------------------------------------------------------------------------------------------------------------


OFFICERS


-------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------- --------------------------------- ----------------------------------


Daniel W. Koors (36)                                Vice President, Treasurer                  Not Applicable
1 Corporate Way                                     and Chief Financial Officer
Lansing, MI 48951                                   (12/06 to present)

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:
Vice President and Chief Financial Officer of the Adviser (1/07 to present);
Vice President, Treasurer and Chief Financial Officer of other Investment
Companies advised by the Adviser (12/06 to present); Assistant Treasurer of other Investment Companies advised by the Adviser (9/06 to 12/06); Assistant
Vice President - Fund Administration of Jackson National Life Insurance Company
(8/06 to present); Partner of Deloitte & Touche LLP (2003 to June 2006); Senior
Manager of Deloitte & Touche LLP (2000 to 2003)

OTHER DIRECTORSHIPS HELD BY MANAGER:  Not Applicable


------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------- --------------------------------- ----------------------------------


Susan S. Rhee (35)                                  Vice President, Counsel and                Not Applicable
1 Corporate Way                                     Secretary
Lansing, MI 48951                                   (2/04 to present)

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:
Secretary of the Adviser (11/00 to present); Vice President, Counsel, and
Secretary of other Investment Companies advised by the Adviser; Assistant Vice
President of Jackson National Life Insurance Company (8/03 to present);
Associate General Counsel of Jackson National Life Insurance Company (7/01 to present); Senior Attorney of Jackson National Life Insurance Company (1/00 to
7/01)

OTHER DIRECTORSHIPS HELD BY MANAGER:  Not Applicable


------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------- --------------------------------- ----------------------------------


Steven J. Fredricks (36)                            Chief Compliance Officer                   Not Applicable
1 Corporate Way                                     (1/05 to present)
Lansing, MI 48951

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:
Chief Compliance Officer of the Adviser and other Investment Companies advised by the Adviser (1/05 to present); Attorney of Jackson National Life Insurance
Company (2/02 to Present); Contract Attorney, Godfrey & Kahn, S.C. (2001 -
2002); Assistant General Counsel, Aid Association for Lutherans (1997 to 2001)

OTHER DIRECTORSHIPS HELD BY MANAGER:  Not Applicable


------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------- --------------------------------- ----------------------------------


William V. Simon (36)                               Vice President and Assistant               Not Applicable
1 Corporate Way                                     Treasurer
Lansing, MI 48951                                   (12/06 to present)

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:
Vice President and Chief Operating Officer of the Adviser (1/07 to present);
Assistant Vice President of Jackson National Life Insurance Company (7/04 to present); Director of Jackson National Life Insurance Company (8/00 to 7/04)

OTHER DIRECTORSHIPS HELD BY MANAGER:  Not Applicable


------------------------------------------------------------------------------------------------------------------------


COMMITTEES OF THE BOARD OF MANAGERS


The Audit Committee assists the Board of Managers in fulfilling its oversight responsibilities by providing oversight with respect to the preparation and review of the financial reports and other financial information provided by the JNL Variable Fund to the public or government agencies. The Audit Committee is responsible for the selection, subject to ratification by the Board, of the JNL Variable Fund's independent auditor, and for the approval of the auditor's fee. The Audit Committee also reviews the JNL Variable Fund's internal controls regarding finance, accounting, legal compliance and the JNL Variable Fund's auditing, accounting and financial processes generally. The Audit Committee also serves as JNL Variable Fund's "Qualified Legal Compliance Committee," for the confidential receipt, retention and consideration of reports of evidence of material violations under rules of the Securities and Exchange Commission. As of January 1, 2007, Messrs. Crowley, D'Annunzio, Henry and Ms. Woodworth are the members of the Audit Committee. Mr. D'Annunziois Chair of the Audit Committee. The Audit Committee had three meetings in the last fiscal year.

The Pricing Committee oversees the valuation of portfolio securities when there are missing prices or pricing errors. Messrs. Nerud, Koors, Simon and Fredricks (non-voting member) are the members of the Pricing Committee. Actions of the Pricing Committee in determining the fair value of portfolio securities are subject to subsequent ratification by the Board. The Pricing Committee had 12 meetings in the last fiscal year.

On December 12, 2006, the Board of Managers established a Governance Committee. Mssrs. Bouchard, D'Annunzio, McLellan, Rybak and Mrs. Engler are members of the Governance Committee as of January 1, 2007. Mr. McLellan serves as Chair of the Governance Committee. Mr. D'Annunzio is an ex officio (non-voting) member of the Governance Committee. The Governance Committee is responsible for, among other things, the identification, evaluation and nomination of potential candidates to serve on the Board of Managers. The Governance Committee will accept shareholder manager nominations. Any such nominations should be sent to the JNL Variable Fund's Governance Committee, c/o Chair of the Governance Committee, Mr. Richard McLellan, P.O. Box 30902, Lansing, Michigan 48909-8402.


CERTAIN POSITIONS OF DISINTERESTED MANAGERS AND THEIR FAMILY MEMBERS

None of the disinterested Managers, nor any member of a disinterested Manager's immediate family, held any position (other than the disinterested Manager's position as such with the JNL Variable Fund or other funds in the Fund Complex) including as officer, employee, director or general partner during the two most recently completed calendar years with: (i) any Fund; (ii) an investment company, or a person that would be an investment company but for the exclusion provided by sections 3(c)(1) and 3(c)(7) of the 1940 Act, having the same investment adviser or principal underwriter as any Fund or having an investment adviser or principal underwriter that directly or indirectly controls, is controlled  by,  or is  under  common  control  with an  investment  adviser  or principal underwriter of any Fund; (iii) an investment adviser, principal underwriter or affiliated person of any Fund; or (iv) any person directly or indirectly controlling, controlled by, or under common control with an investment adviser or principal underwriter of any Fund.

OWNERSHIP OF MANAGERS OF SHARES IN THE FUNDS OF THE JNL VARIABLE FUND

As of December 31, 2006, the Managers beneficially owned the following interests in shares of the Funds:

[TO BE UPDATED BY AMENDMENT]

----------------------------- ------------------------------------------------------------- ---------------------------------
                                                                                            AGGREGATE DOLLAR RANGE OF
                                                                                            EQUITY SECURITIES IN ALL
                                                                                            REGISTERED INVESTMENT COMPANIES
                                                                                            OVERSEEN BY THE MANAGER IN THE
MANAGER                       DOLLAR RANGE OF EQUITY SECURITIES IN THE FUNDS                FAMILY OF INVESTMENT COMPANIES
----------------------------- ------------------------------------------------------------- ---------------------------------
----------------------------- ------------------------------------------------------------- ---------------------------------
Michael Bouchard              None                                                          None
----------------------------- ------------------------------------------------------------- ---------------------------------
----------------------------- ------------------------------------------------------------- ---------------------------------
William J. Crowley, Jr. (1)   None                                                          None
----------------------------- ------------------------------------------------------------- ---------------------------------
----------------------------- ------------------------------------------------------------- ---------------------------------
Dominic D'Annunzio (2)        None                                                          None
----------------------------- ------------------------------------------------------------- ---------------------------------
----------------------------- ------------------------------------------------------------- ---------------------------------
Michelle Engler               None                                                          None
----------------------------- ------------------------------------------------------------- ---------------------------------
----------------------------- ------------------------------------------------------------- ---------------------------------
James Henry (1)               None                                                          None
----------------------------- ------------------------------------------------------------- ---------------------------------
----------------------------- ------------------------------------------------------------- ---------------------------------
Richard McLellan (3)          None                                                          Over $100,000
----------------------------- ------------------------------------------------------------- ---------------------------------
----------------------------- ------------------------------------------------------------- ---------------------------------
Mark D. Nerud (4)             None                                                          Over $100,000
----------------------------- ------------------------------------------------------------- ---------------------------------
----------------------------- ------------------------------------------------------------- ---------------------------------
William R. Rybak (1)          None                                                          None
----------------------------- ------------------------------------------------------------- ---------------------------------
----------------------------- ------------------------------------------------------------- ---------------------------------
Patricia A. Woodworth (1)     None                                                          None
----------------------------- ------------------------------------------------------------- ---------------------------------


(1) These Trustees were elected to the Board of Managers effective January 1, 2007.

(2) During 2005, Mr. D'Annunzio deferred a portion of his compensation as a Manager into a Deferred Compensation Plan. The Funds have adopted a Deferred Compensation Plan whereby non-interested Managers may defer the receipt of their compensation. Deferred amounts are invested at a rate of return equal to the rate credited under the Jackson National Life Insurance Company Fixed Rate Option.

(3) Mr. McLellan owns a Jackson National Life Insurance Company variable annuity under which his investment is allocated to the investment divisions that invest in the Funds. 4 Mr. Nerud is the beneficial owner of interests in certain other Funds in the Fund Complex through his participation in a qualified retirement plan maintained by Jackson for its officers and employees, which invests in certain other Funds in the Fund Complex.



As described in the Prospectus, interests in the Funds are sold only to separate accounts of Jackson.



OWNERSHIP BY DISINTERESTED MANAGERS OF INTERESTS IN CERTAIN AFFILIATES OF THE JNL VARIABLE FUND

As of December 31, 2006, none of the disinterested Managers, nor any member of a disinterested Manager's immediate family, owned beneficially or of record any securities in an adviser or principal underwriter of any Fund, or a person directly or indirectly controlling or under common control with an investment adviser or principal underwriter of any Fund.


MANAGER COMPENSATION

The officers of the JNL Variable Fund and the Manager who is an "interested person" receives no compensation from the JNL Variable Fund. Each disinterested Manager (except the Chairman of the Board) is paid by the Funds an annual retainer of $40,000, as well as a fee of $5,000 for each meeting of the Board of Managers attended. The Chairman of the Board of Managers receives an annual retainer of $60,000, as well as a fee of $5,000 for each meeting of the Board of Managers attended. Each Manager receives $2,500 for telephonic meetings. The Chair of the Audit Committee receives an additional annual retainer of $5,000 for his services in that capacity. The members of the Audit Committee receive $2,500 for each Audit Committee meeting. The members of the Audit Committee will receive $1,250 for telephonic Audit Committee meetings.


The disinterested Managers and the Fund's Chief Compliance Officer received the following compensation for their services during the fiscal year ended December 31, 2006:

-------------------------------- ----------------------- ------------------- --------------- -------------------
                                                             PENSION OR
                                                             RETIREMENT        ESTIMATED           TOTAL
                                       AGGREGATE          BENEFITS ACCRUED       ANNUAL      COMPENSATION FROM
                                 COMPENSATION FROM THE    AS PART OF FUND    BENEFITS UPON   JNL VARIABLE FUND
            MANAGER               JNL VARIABLE FUND(1)        EXPENSES         RETIREMENT     AND FUND COMPLEX
-------------------------------- ----------------------- ------------------- --------------- -------------------
-------------------------------- ----------------------- ------------------- --------------- -------------------
Michael Bouchard                        $26,503                  $0                $0             $75,000
-------------------------------- ----------------------- ------------------- --------------- -------------------
-------------------------------- ----------------------- ------------------- --------------- -------------------
William J. Crowley, Jr. (2)                $0                    $0                $0                $0
-------------------------------- ----------------------- ------------------- --------------- -------------------
-------------------------------- ----------------------- ------------------- --------------- -------------------
Dominic D'Annunzio (5)                  $36,497                  $0                $0             $102,500
-------------------------------- ----------------------- ------------------- --------------- -------------------
-------------------------------- ----------------------- ------------------- --------------- -------------------
Michelle Engler                         $29,326                  $0                $0             $82,500
-------------------------------- ----------------------- ------------------- --------------- -------------------
-------------------------------- ----------------------- ------------------- --------------- -------------------
Joseph Frauenheim (3)                   $30,297                  $0                $0             $85,000
-------------------------------- ----------------------- ------------------- --------------- -------------------
-------------------------------- ----------------------- ------------------- --------------- -------------------
James Henry (2)                            $0                    $0                $0                $0
-------------------------------- ----------------------- ------------------- --------------- -------------------
-------------------------------- ----------------------- ------------------- --------------- -------------------
Richard McLellan                        $29,326                  $0                $0             $82,500
-------------------------------- ----------------------- ------------------- --------------- -------------------
-------------------------------- ----------------------- ------------------- --------------- -------------------
William R. Rybak (2)                       $0                    $0                $0                $0
-------------------------------- ----------------------- ------------------- --------------- -------------------
-------------------------------- ----------------------- ------------------- --------------- -------------------
Patricia Woodworth (2)                     $0                    $0                $0                $0
-------------------------------- ----------------------- ------------------- --------------- -------------------
-------------------------------- ----------------------- ------------------- --------------- -------------------
Steven J. Fredricks (4)                 $60,689                  $0                $0             $170,746
-------------------------------- ----------------------- ------------------- --------------- -------------------


(1) The fees paid to the independent Managers are paid for combined meetings of all Funds in the Fund Complex. The fees are allocated to the Funds and affiliated investment companies on a pro-rata basis based on net assets.

(2) Managers were elected to the Board of Managers effective January 1, 2007, and therefore have not received any compensation for the year ended December 31, 2006.

(3) Mr. Frauenheim retired from the Board of Managers effective January 1, 2007.

(4) Mr. Fredricks' compensation is paid by the Funds for his duties as the Chief Compliance Officer of the Fund Complex. The expense is allocated to the Funds and affiliated investment companies on a pro-rata basis based on net assets.

(5) Mr. D'Annunzio is an ex officio (non-voting) member of the Governance Committee. Therefore, he does not receive any compensation as a member of the Governance Committee.

Neither the JNL Variable Fund nor any of the other investment companies in the Fund Complex has adopted any plan providing pension or retirement benefits for Managers.


SELECTION OF MANAGER NOMINEES

The Board is responsible for considering manager nominees at such times as it considers electing new managers to the Board. The Board may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Board may engage from time to time and will also consider shareholder recommendations. The Board has not established specific, minimum qualifications that it believes must be met by a manager nominee. In evaluating manager nominees, the Board considers, among other things, an individual's background, skills, and experience; whether the individual is an "interested person" as defined in the Investment Company Act of 1940; and whether the individual would be deemed an "audit committee financial expert" within the meaning of applicable SEC rules. The Board also considers whether the individual's background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the diversity of the Board. There are no differences in the manner in which the Board evaluates nominees for manager based on whether the nominee is recommended by a shareholder.

A shareholder who wishes to recommend a manager nominee should submit his or her recommendation in writing to the Chair of the Board, Dominic D'Annunzio, P.O. Box 30902, Lansing, Michigan 48909-8402. At a minimum, the recommendation should include:

     o the name, address, date of birth and business, educational, and/or other pertinent background of the person being recommended;

     o a statement concerning whether the person is an "interested person" as defined in the Investment Company Act of 1940;

     o any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

     o the name and address of the person submitting the recommendation, together with an affirmation of the person's investment, via insurance products, in the Funds and the period for which the shares have been held.

The recommendation also can include any additional information which the person submitting it believes would assist the Board in evaluating the recommendation.


Shareholders should note that a person who owns securities issued by Prudential plc (the parent company of the Funds' investment adviser and distributor) would be deemed an "interested person" under the Investment Company Act of 1940. In addition, certain other relationships with Prudential plc or its subsidiaries, with registered broker-dealers, or with the Funds' outside legal counsel may cause a person to be deemed an "interested person."


Before the Board decides to nominate an individual as a manager, Board members customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information that must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a manager of a registered investment company.

PRINCIPAL HOLDERS OF THE FUNDS' INTERESTS


As of ___________, 2007, the officers and Managers of the JNL Variable Fund, as a group, owned less than 1% of the then outstanding interests of the JNL Variable Fund.

Because the interests in the Funds of JNL Variable Fund have been sold only to a separate account of Jackson and Jackson National Life Insurance Company of NY ("Jackson NYSM") to fund certain variable contracts (the "Contracts") issued by Jackson and Jackson NY through its separate account and to other registered investment companies, Jackson and Jackson NY is the owner of record of all of the interests in the Funds.

As may be required by applicable law and interpretations of the staff of the SEC, Jackson will solicit voting instructions from owners of Contracts regarding matters submitted to interest holder vote, and will vote the interests held by its separate accounts in accord with the voting instructions received from Contract owners to whose Contracts such interests are attributable. This is sometimes referred to as "pass through" voting. Further, those interests held in the separate accounts for which no voting instructions are received from Contract owners, also will be voted by Jackson in the same proportions as those interests for which voting instructions are received from Contract owners. This is sometimes referred to as "echo" voting.

As of ____________, 2007, no person beneficially owned more than 5% or more of the interests in the Fund(s): [TO BE UPDATED BY AMENDMENT]

Persons who own Variable Contracts may be deemed to have an indirect beneficial interest in the Fund shares owned by the relevant Investment Divisions. As noted above, Contract owners have the right to give instructions to the insurance company shareholders as to how to vote the Fund shares attributable to their Variable Contracts. To the knowledge of management of the Fund, as of __________, 2007, the following persons may be deemed to have an indirect beneficial interest totaling more than 25% of the voting securities of any Fund:
[TO BE UPDATED BY AMENDMENT]


The S&P Funds noted above are Funds of the JNL Series Trust. The address for the S&P Funds is 1 Corporate Way, Lansing, Michigan 48951.

           INVESTMENT ADVISER, SUB-ADVISER AND OTHER SERVICE PROVIDERS

INVESTMENT ADVISER


JNAM L.L.C., 1 Corporate Way, Lansing, Michigan 48951, is the investment adviser to the JNL Variable Fund. As investment adviser, the Adviser provides the JNL Variable Fund with professional investment supervision and management. The Adviser is a wholly owned subsidiary of Jackson, which is in turn wholly owned by Prudential plc, a publicly traded life insurance company in the United Kingdom. Prudential plc is not affiliated with Prudential Financial, Inc.


The Adviser acts as investment adviser to the JNL Variable Fund pursuant to an Investment Advisory and Management Agreement.

The Investment Advisory and Management Agreement continues in effect for each Fund from year to year after its initial two-year term so long as its continuation is approved at least annually by (i) a majority of the Managers who are not parties to such agreement or interested persons of any such party except in their capacity as Managers of the Fund, and (ii) the interest holders of each Fund or the Board of Managers. It may be terminated at any time upon 60 days notice by the Adviser, or by a majority vote of the outstanding interests of a Fund with respect to that Fund, and will terminate automatically upon assignment. Additional Funds may be subject to a different agreement. The Investment Advisory and Management Agreement provides that the Adviser shall not be liable for any error of judgment, or for any loss suffered by any Fund in connection with the matters to which the agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its obligations and duties, or by reason of its reckless disregard of its obligations and duties under the agreement. As compensation for its services, the JNL Variable Fund pays the Adviser a fee in respect of each Fund as described in the Prospectus.

The JNL/Mellon Capital Management Funds are obligated to pay the Adviser the following fees:

 ASSETS                                       ANNUAL RATE
 ------                                       -----------
 $0 to $50 million                            .37%
 $50 million to $100 million                  .31%
 $100 million to $750 million                 .28%
 Over $750 million                            .27%


The fees paid were prior to the reduction in advisory fees. The fees paid by the Fund to the Adviser for the fiscal year ended December 31, 2004, December 31, 2005, and December 31, 2006, were $4,810,521, $10,005,840, and
$__________respectively. [TO BE UPDATED BY AMENDMENT]

INVESTMENT SUB-ADVISER - MELLON CAPITAL MANAGEMENT CORPORATION


The  Adviser has  entered  into a  Sub-Advisory  Agreement  with Mellon  Capital
Management  Corporation  ("Mellon  Capital"),   to  manage  the  investment  and
reinvestment of the assets of each Fund, subject to the Adviser's supervision.

Mellon Capital Management Corporation, a Delaware corporation and an investment adviser registered with the SEC under the Investment Advisers Act of 1940, as amended, is the sub-adviser for each Fund of the JNL Variable Fund. Mellon Capital's address is 595 Market Street, Suite 3000, San Francisco, California 94105. Mellon Capital is a wholly owned indirect subsidiary of Mellon Financial Corporation, a publicly traded financial holding company.

PORTFOLIO MANAGER COMPENSATION STRUCTURE

PASSIVELY MANAGED MUTUAL FUND PORTFOLIO MANAGER COMPENSATION


As of January 2007, Mellon Capital Management Corporation's ("Mellon Capital's") portfolio managers responsible for passively managed mutual funds are generally eligible for compensation consisting of base salary, bonus, and payments under Mellon Capital's long-term incentive compensation program. All compensation is paid by Mellon Capital and not by the mutual funds. The same methodology described below is used to determine portfolio manager compensation with respect to the management of mutual funds and other accounts.


Mutual fund portfolio managers are also eligible for the standard retirement benefits and health and welfare benefits available to all Mellon Capital employees. Certain portfolio managers may be eligible for additional retirement benefits under several supplemental retirement plans that Mellon Capital provides to restore dollar-for-dollar the benefits of management employees that had been cut back solely as a result of certain limits due to the tax laws. These plans are structured to provide the same retirement benefits as the standard retirement benefits. In addition, mutual fund portfolio managers whose compensation exceeds certain limits may elect to defer a portion of their salary and/or bonus under the Mellon Financial Corporation deferred compensation plan.


A portfolio manager's base salary is determined by the manager's experience and performance in the role, taking into account the ongoing compensation benchmark analyses. A portfolio manager's base salary is generally a fixed amount that may change as a result of an annual review, upon assumption of new duties, or when a market adjustment of the position occurs. The portfolio manager's base salary is not based on investment performance of the Fund(s).

A portfolio manager's bonus is determined by a number of factors. One factor is performance of the mutual fund relative to expectations for how the mutual fund should have performed, given its objectives, policies, strategies and limitations, and the market environment during the measurement period. For index funds, the performance factor depends on how closely the portfolio manager tracks the mutual fund's benchmark index over a one-year period. Additional factors include the overall financial performance of Mellon Capital, the performance of all accounts (relative to expectations) for which the portfolio manager has responsibility, the portfolio manager's contributions to the investment management functions within the sub-asset class, contributions to the development of other investment professionals and supporting staff, and overall contributions to strategic planning and decisions for the investment group. The target bonus is expressed as a percentage of base salary. The actual bonus paid may be more or less than the target bonus, based on how well the manager satisfies the objectives stated above. The bonus is paid on an annual basis.

Under the long-term incentive compensation program, certain portfolio managers are eligible to receive a payment from Mellon Capital's long-term incentive compensation plan based on their years of service, job level and, if applicable, management responsibilities. Each year, a portion of the firm's profits is allocated to the long-term incentive compensation award. The annual awards are paid after three years.

OTHER ACCOUNTS MANAGED BY THE PORTFOLIO MANAGER AND POTENTIAL CONFLICTS OF INTEREST


The following table reflects information as of December 31, 2006:


JNL/Mellon Capital Management DowSM 10 Fund

                                                                       NUMBER OF                    TOTAL

Susan Ellison, Richard Brown, Karen Wong                                ACCOUNTS                    ASSETS
                                                                        --------                    ------
registered investment companies: .......................                   39                   $14.26 billion

                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------

other pooled investment vehicles:.......................                   30                   $47.88 billion

                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------

other accounts:.........................................                   33                   $28.97 billion

                                                                 -----------------------    ------------------------

JNL/Mellon Capital Management S&P(R) 10 Fund
Susan Ellison, Richard Brown, Karen Wong                               NUMBER OF                    TOTAL
                                                                       ---------                    ------
                                                                        ACCOUNTS                    ASSETS

registered investment companies: .......................                   39                   $14.26 billion

                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------

other pooled investment vehicles:.......................                   30                   $47.88 billion

                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------

other accounts:.........................................                   33                   $28.97 billion

                                                                 -----------------------    ------------------------

JNL/Mellon Capital Management Global 15 Fund
Susan Ellison, Richard Brown, Karen Wong                               NUMBER OF                    TOTAL
                                                                       ---------                    ------
                                                                        ACCOUNTS                    ASSETS

registered investment companies: .......................                   39                   $14.26 billion

                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------

other pooled investment vehicles:.......................                   30                   $47.88 billion

                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------

other accounts:.........................................                   33                   $28.97 billion

                                                                 -----------------------    ------------------------

JNL/Mellon Capital Management Nasdaq(R) 15 Fund
Susan Ellison, Richard Brown, Karen Wong                               NUMBER OF                    TOTAL
                                                                       ---------                    ------
                                                                        ACCOUNTS                    ASSETS

registered investment companies: .......................                   39                   $14.26 billion

                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------

other pooled investment vehicles:.......................                   30                   $47.88 billion

                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------

other accounts:.........................................                   33                   $28.97 billion

                                                                 -----------------------    ------------------------

JNL/Mellon Capital Management Value Line(R) 25 Fund
Susan Ellison, Richard Brown, Karen Wong                               NUMBER OF                    TOTAL
                                                                       ---------                    ------
                                                                        ACCOUNTS                    ASSETS

registered investment companies: .......................                   39                   $14.26 billion

                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------

other pooled investment vehicles:.......................                   30                   $47.88 billion

                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------

other accounts:.........................................                   33                   $28.97 billion

                                                                 -----------------------    ------------------------





JNL/Mellon Capital Management DowSM Dividend Fund
Susan Ellison, Richard Brown, Karen Wong                               NUMBER OF                     TOTAL
                                                                       ---------                     -----
                                                                        ACCOUNTS                    ASSETS

registered investment companies: .......................                   39                   $14.26 billion

                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------

other pooled investment vehicles:.......................                   30                   $47.88 billion

                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------

other accounts:.........................................                   33                   $28.97 billion

                                                                 -----------------------    ------------------------

JNL/Mellon Capital Management S&P(R) 24 Fund
Susan Ellison, Richard Brown, Karen Wong                               NUMBER OF                     TOTAL
                                                                       ---------                     -----
                                                                        ACCOUNTS                    ASSETS

registered investment companies: .......................                   39                   $14.26 billion

                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------

other pooled investment vehicles:.......................                   30                   $47.88 billion

                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------

other accounts:.........................................                   33                   $28.97 billion

                                                                 -----------------------    ------------------------

JNL/Mellon Capital Management 25 Fund
Susan Ellison, Richard Brown, Karen Wong                               NUMBER OF                    TOTAL
                                                                       ---------                    ------
                                                                        ACCOUNTS                    ASSETS

registered investment companies: .......................                   39                   $14.26 billion

                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------

other pooled investment vehicles:.......................                   30                   $47.88 billion

                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------

other accounts:.........................................                   33                   $28.97 billion

                                                                 -----------------------    ------------------------

JNL/Mellon Capital Management Select Small-Cap Fund
Susan Ellison, Richard Brown, Karen Wong                               NUMBER OF                    TOTAL
                                                                       ---------                    ------
                                                                        ACCOUNTS                    ASSETS

registered investment companies: .......................                   39                   $14.26 billion

                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------

other pooled investment vehicles:.......................                   30                   $47.88 billion

                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------

other accounts:.........................................                   33                   $28.97 billion

                                                                 -----------------------    ------------------------

JNL/Mellon Capital Management VIP Fund
Susan Ellison, Richard Brown, Karen Wong                               NUMBER OF                    TOTAL
                                                                       ---------                    ------
                                                                        ACCOUNTS                    ASSETS

registered investment companies: .......................                   39                   $14.26 billion

                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------

other pooled investment vehicles:.......................                   30                   $47.88 billion

                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------

other accounts:.........................................                   33                   $28.97 billion

                                                                 -----------------------    ------------------------

JNL/Mellon Capital Management JNL Optimized 5 Fund
Susan Ellison, Richard Brown, Karen Wong                               NUMBER OF                     TOTAL
                                                                       ---------                     -----
                                                                        ACCOUNTS                    ASSETS

registered investment companies: .......................                   39                   $14.26 billion

                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------

other pooled investment vehicles:.......................                   30                   $47.88 billion

                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------

other accounts:.........................................                   33                   $28.97 billion

                                                                 -----------------------    ------------------------

JNL/Mellon Capital Management JNL 5 Fund
Susan Ellison, Richard Brown, Karen Wong                               NUMBER OF                    TOTAL
                                                                       ---------                    ------
                                                                        ACCOUNTS                    ASSETS

registered investment companies: .......................                   39                   $14.26 billion

                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------

other pooled investment vehicles:.......................                   30                   $47.88 billion

                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------

other accounts:.........................................                   33                   $28.97 billion

                                                                 -----------------------    ------------------------

JNL/Mellon Capital Management Communications Sector Fund
Susan Ellison, Richard Brown, Karen Wong                               NUMBER OF                    TOTAL
                                                                       ---------                    ------
                                                                        ACCOUNTS                    ASSETS

registered investment companies: .......................                   39                   $14.26 billion

                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------

other pooled investment vehicles:.......................                   30                   $47.88 billion

                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------

other accounts:.........................................                   33                   $28.97 billion

                                                                 -----------------------    ------------------------

JNL/Mellon Capital Management Consumer Brands Sector Fund
Susan Ellison, Richard Brown, Karen Wong                               NUMBER OF                    TOTAL
                                                                       ---------                    ------
                                                                        ACCOUNTS                    ASSETS

registered investment companies: .......................                   39                   $14.26 billion

                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------

other pooled investment vehicles:.......................                   30                   $47.88 billion

                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------

other accounts:.........................................                   33                   $28.97 billion

                                                                 -----------------------    ------------------------

JNL/Mellon Capital Management Financial Sector Fund
Susan Ellison, Richard Brown, Karen Wong                               NUMBER OF                    TOTAL
                                                                       ---------                    ------
                                                                        ACCOUNTS                    ASSETS

registered investment companies: .......................                   39                   $14.26 billion

                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------

other pooled investment vehicles:.......................                   30                   $47.88 billion

                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------

other accounts:.........................................                   33                   $28.97 billion

                                                                 -----------------------    ------------------------

JNL/Mellon Capital Management Healthcare Sector Fund
Susan Ellison, Richard Brown, Karen Wong                               NUMBER OF                    TOTAL
                                                                       ---------                    ------
                                                                        ACCOUNTS                    ASSETS

registered investment companies: .......................                   39                   $14.26 billion

                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------

other pooled investment vehicles:.......................                   30                   $47.88 billion

                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------

other accounts:.........................................                   33                   $28.97 billion

                                                                 -----------------------    ------------------------

JNL/Mellon Capital Management Oil & Gas Sector Fund
Susan Ellison, Richard Brown, Karen Wong                               NUMBER OF                    TOTAL
                                                                       ---------                    ------
                                                                        ACCOUNTS                    ASSETS

registered investment companies: .......................                   39                   $14.26 billion

                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------

other pooled investment vehicles:.......................                   30                   $47.88 billion

                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------

other accounts:.........................................                   33                   $28.97 billion

                                                                 -----------------------    ------------------------

JNL/Mellon Capital Management Technology Sector Fund
Susan Ellison, Richard Brown, Karen Wong                               NUMBER OF                    TOTAL
                                                                       ---------                    ------
                                                                        ACCOUNTS                    ASSETS

registered investment companies: .......................                   39                   $14.26 billion

                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------

other pooled investment vehicles:.......................                   30                   $47.88 billion

                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------

other accounts:.........................................                   33                   $28.97 billion

                                                                 -----------------------    ------------------------

CONFLICTS OF INTEREST

At Mellon Capital Management Corporation, individual portfolio managers may manage multiple accounts for multiple clients. Mellon Capital manages potential conflicts between funds or with other types of accounts through allocation policies and procedures, internal review processes and oversight by select corporate officers. Mellon Capital has developed control procedures to ensure that no one client, regardless of type, is intentionally favored at the expense of another.


SECURITY OWNERSHIP OF PORTFOLIO MANAGER(S) FOR THE JNL/MELLON CAPITAL MANAGEMENT DOWSM 10 FUND, THE JNL/MELLON CAPITAL MANAGEMENT S&P(R) 10 FUND, THE JNL/MELLON CAPITAL MANAGEMENT GLOBAL 15 FUND, THE JNL/MELLON CAPITAL MANAGEMENT NASDAQ(R) 15 FUND, THE JNL/MELLON CAPITAL MANAGEMENT VALUE LINE(R) 25 FUND, THE JNL/MELLON CAPITAL MANAGEMENT DOWSM DIVIDEND FUND, THE JNL/MELLON CAPITAL MANAGEMENT S&P(R)24 FUND, THE JNL/MELLON CAPITAL MANAGEMENT 25 FUND, THE JNL/MELLON CAPITAL MANAGEMENT SELECT SMALL-CAP FUND, THE JNL/MELLON CAPITAL MANAGEMENT JNL 5 FUND, THE JNL/MELLON CAPITAL MANAGEMENT JNL OPTIMIZED 5 FUND, THE JNL/MELLON CAPITAL MANAGEMENT VIP FUND, THE JNL/MELLON CAPITAL MANAGEMENT COMMUNICATIONS SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT CONSUMER BRANDS SECTOR FUND, THE
JNL/MELLON CAPITAL MANAGEMENT FINANCIAL SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT HEALTHCARE SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT OIL & GAS SECTOR FUND, AND THE JNL/MELLON CAPITAL MANAGEMENT TECHNOLOGY SECTOR FUND



---------------------------------------- ------------------- ---------------------- --------------------
SECURITY OWNERSHIP OF PORTFOLIO
MANAGERS                                   Susan Ellison         Richard Brown          Karen Wong
---------------------------------------- ------------------- ---------------------- --------------------
---------------------------------------- ------------------- ---------------------- --------------------
None                                             X                     X                     X
---------------------------------------- ------------------- ---------------------- --------------------
---------------------------------------- ------------------- ---------------------- --------------------
$1-$10,000
---------------------------------------- ------------------- ---------------------- --------------------
---------------------------------------- ------------------- ---------------------- --------------------
$10,001-$50,000
---------------------------------------- ------------------- ---------------------- --------------------
---------------------------------------- ------------------- ---------------------- --------------------
$50,001-$100,000
---------------------------------------- ------------------- ---------------------- --------------------
---------------------------------------- ------------------- ---------------------- --------------------
$100,001-$500,000
---------------------------------------- ------------------- ---------------------- --------------------
---------------------------------------- ------------------- ---------------------- --------------------
$500,001-$1,000,000
---------------------------------------- ------------------- ---------------------- --------------------
---------------------------------------- ------------------- ---------------------- --------------------
Over $1,000,000
---------------------------------------- ------------------- ---------------------- --------------------


Under the Sub-Advisory ANNUAL Agreement, Mellon Capital RATE provides each Fund with discretionary investment services. Specifically, Mellon Capital is responsible for supervising and directing the investments of each Fund in accord with each Fund's investment objective, program, and restrictions as provided in the Prospectus and this Statement of Additional Information. Mellon Capital is also responsible for effecting all security transactions on behalf of each Fund. The Sub-Advisory Agreement also provides that Mellon Capital, its directors, officers, employees, and certain other persons performing specific functions for the Funds will only be liable to the Funds for losses resulting from willful misfeasance, bad faith, gross negligence, or reckless disregard of duty.


The Sub-Advisory Agreement continues in effect for each Fund from year to year after its initial two-year term so long as its continuation is approved at least annually by a majority of the Managers who are not parties to such agreement or interested persons of any such party except in their capacity as Managers of the Fund and by the interest holders of each Fund or the Board of Managers. It may be terminated at any time upon 60 days' notice by Fund or the Adviser or upon 90 days' notice by the sub-adviser, or by a majority vote of the outstanding interests of a Fund with respect to that Fund, and will terminate automatically upon assignment or upon the termination of the investment management agreement between the Adviser and the Fund. Additional Funds may be subject to a different agreement. The Sub-Advisory Agreement also provides that Mellon Capital is responsible for compliance with the provisions of Section 817(h) of the Internal Revenue Code of 1986, as amended ("Code"), applicable to each Fund (relating to the diversification requirements applicable to investments in funds underlying variable annuity contracts).


The Adviser is obligated to pay Mellon Capital out of the advisory fee it receives from each Fund the following fees:

ASSETS                                            ANNUAL RATE

First $50 million                                     0.12%
Next $50 million                                      0.06%
$100 million to $750 million                          0.03%
Over $750 million                                    0.015%


The break points apply to the assets of each Fund separately.


LICENSE AGREEMENTS. Jackson has entered into a License Agreement with Dow Jones & Company under the terms of which the Funds and Jackson are permitted to use and refer to certain copyright, trademark and proprietary rights and trade secrets of Dow Jones & Company.

Jackson has entered into a License Agreement with Standard & Poor's(R). The JNL/Mellon Capital Management S&P 10 Fund, the JNL/Mellon Capital Management S&P(R) 24 Fund, the JNL/Mellon Capital Management JNL 5 Fund and the JNL/Mellon Capital Management VIP Fund are not sponsored, endorsed, sold or promoted by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"). S&P makes no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the S&P 500 Index to track general stock market performance. S&P's only relationship to the Licensee is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index, which are determined, composed and calculated by S&P without regard to the Licensee or the Fund. S&P has no obligation to take the needs of the Licensee or the owners of the Fund into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the Fund or the timing of the issuance or sale of the Fund or in the determination or calculation of the equation by which the Fund is to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Fund.


S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.


Jackson has entered into a License Agreement with Value Line(R). Value Line Publishing, Inc.'s ("VLPI") only relationship to Jackson is VLPI's licensing to Jackson of certain VLPI trademarks and trade names and the Value Line Timeliness Ranking System (the "System"), which is composed by VLPI without regard to Jackson, this Product or any investor. VLPI has no obligation to take the needs of Jackson or any investor in the Product into consideration in composing the System. The Product results may differ from the hypothetical or published results of the Value Line Timeliness Ranking System. VLPI is not responsible for and has not participated in the determination of the prices and composition of the Product or the timing of the issuance for sale of the Product or in the calculation of the equations by which the Product is to be converted into cash.


VLPI MAKES NO WARRANTY CONCERNING THE SYSTEM, EXPRESS OR IMPLIED, INCLUDING, BUT NOT LIMITED TO, ANY IMPLIED WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR ANY IMPLIED WARRANTIES ARISING FROM USAGE OF TRADE, COURSE OF DEALING OR COURSE OF PERFORMANCE, AND VLPI MAKES NO WARRANTY AS TO THE POTENTIAL PROFITS OR ANY OTHER BENEFITS THAT MAY BE ACHIEVED BY USING THE SYSTEM OR ANY INFORMATION OR MATERIALS GENERATED THEREFROM. VLPI DOES NOT WARRANT THAT THE SYSTEM WILL MEET ANY REQUIREMENTS OR THAT IT WILL BE ACCURATE OR ERROR-FREE. VLPI ALSO DOES NOT GUARANTEE ANY USES, INFORMATION, DATA OR OTHER RESULTS GENERATED FROM THE SYSTEM. VLPI HAS NO OBLIGATION OR LIABILITY (I) IN CONNECTION WITH THE ADMINISTRATION, MARKETING OR TRADING OF THE PRODUCT; OR (II) FOR ANY LOSS, DAMAGE, COST OR EXPENSE SUFFERED OR INCURRED BY ANY INVESTOR OR OTHER PERSON OR ENTITY IN CONNECTION WITH THIS PRODUCT, AND IN NO EVENT SHALL VLPI BE LIABLE FOR ANY LOST PROFITS OR OTHER CONSEQUENTIAL, SPECIAL, PUNITIVE, INCIDENTAL, INDIRECT OR EXEMPLARY DAMAGES IN CONNECTION WITH THE PRODUCT.


ADMINISTRATIVE FEE. Each Fund pays to JNAM L.L.C., as administrator of the Fund (the "Administrator") an Administrative Fee. Each Fund, except the JNL/Mellon Capital Management Global 15 Fund and the JNL/Mellon Capital Management NYSE(R) International 25 Fund, pay an Administrative Fee of 0.15% of the average daily net assets of each Fund. The JNL/Mellon Capital Management Global 15 Fund and the JNL/Mellon Capital Management NYSE(R) International 25 Fund pay an Administrative Fee of 0.20% of the average daily net assets of each Funds. In return for the Administrative Fee, the Administrator provides or procures all necessary administrative functions and services for the operation of the Funds. In return for the Administrative Fee, the Administrator provides or procures all necessary administrative functions and services for the operation of the Funds. In addition, the Administrator, at its own expense, arranges for legal, audit, fund accounting, custody, printing and mailing, a portion of the Chief Compliance Officer costs and all other services necessary for the operation of each Fund. Each Fund is responsible for trading expenses including brokerage commissions, interest and taxes, and other non-operating expenses. Each Fund is also responsible for registration fees, licensing costs, directors and officers insurance and the fees and expenses of the disinterested Managers and of independent legal counsel to the disinterested Managers. The fees paid by the Fund to the Administrator for the fiscal year ended December 31, 2004, December 31, 2005, and December 31, 2006, were $2,179,059.36, $5,237,706.93, and
$__________ respectively. [TO BE UPDATED BY AMENDMENT]


CUSTODIAN AND TRANSFER AGENT. Mellon Trust of New England, N.A. (formerly Boston Safe Deposit & Trust Company), One Boston Place, Boston, Massachusetts 02108, acts as custodian for each Fund of the JNL Variable Fund. In general, the custodian is responsible for holding the cash and securities of the Funds and attends to the collection of principal and income and payment for and collection of proceeds of securities bought and sold by the Funds. The custodian is affiliated with Mellon Capital Management Corporation.

JNAM L.L.C. is the transfer agent and dividend-paying agent for each Fund of the JNL Variable Fund.


INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM. The Managers have appointed KPMG LLP as the Fund's independent registered public accounting firm. KPMG LLP, 303
E. Wacker Drive, Chicago, Illinois 60601, will audit and report on the Fund's annual financial statements and will perform other professional accounting, auditing and advisory services when engaged to do so by the Fund. Prior to 2001, another auditing firm acted as independent accountants for the Fund.

THE DISTRIBUTOR. Jackson National Life Distributors LLC (the "Distributor" or "JNLD"), 8055 E. Tufts Avenue, Denver, Colorado 80237, is the distributor of the shares of the Fund. JNLD is a wholly owned subsidiary of Jackson, which is in turn wholly owned by Prudential plc, a publicly traded life insurance company in the United Kingdom. The Distribution Agreement was approved by the Board of Managers on August 31, 2006.


RULE 12B-1 PLAN. Rule 12b-1 under the 1940 Act prohibits an investment company, or any separate series or class of shares, from engaging "directly or indirectly in financing any activity which is primarily intended to result in the sale of shares issued by such company, including but not necessarily limited to, advertising, compensation of underwriters, dealers, and sales personnel, the printing and mailing of prospectuses to other than current shareholders, and the printing and mailing of sales literature," unless the company has adopted a written plan authorizing those expenditures in compliance with Rule 12b-1.


On August 31, 2006, the Board of Managers of the Companies, including all of the Independent Managers, approved the continuation of the Rule 12b-1 Plan pursuant to the Rule 12b-1 with respect to the Class A interests of each Fund. Also at that meeting, the Board, including all of the Independent Managers, approved a related Distribution Agreement with JNLD, appointing JNLD as distributor of the interests of each Company. JNLD currently serves as distributor for other investment companies advised by JNAM and for Variable Contracts issued by Jackson and Jackson NY.


Current interest holders of each Fund, who will become the Class A interest holders of that Fund under the multi-class plan, must approve the Rule 12b-1 Plan before it may become effective for that Fund.

Under the Rule 12b-1 Plan, each Fund will accrue daily and pay quarterly to JNLD a Rule 12b-1 fee at a maximum annual rate of 0.20% of the average daily net assets attributable to the Class A interests of the Fund. To the extent consistent with the Rule 12b-1 Plan and applicable law, JNLD may use the Rule 12b-1 fees to reimburse itself or compensate broker-dealers, administrators, or others for providing distribution, administrative or other services. The types of services and expenses that may be reimbursed or compensated pursuant to the Rule 12b-1 Plan include, but are not limited to, the following:

     o Developing, preparing, printing, and mailing of advertisements, sales literature and other promotional material describing and/or relating to the Companies or the Funds, including materials intended for use by Jackson National Life and its affiliates, or for broker-dealer only use or retail use;

     o Holding or participating in seminars and sales meetings for registered representatives designed to promote the distribution of interests of the Companies or the Funds;

     o Payment of servicing fees requested by broker-dealers or other financial intermediaries who sell Variable Contracts that offer the Funds.

     o Obtaining information and providing explanations to Variable Contract owners regarding the Funds' investment objectives and policies and other information about the Companies and the Funds, including the performance of the Funds.

     o Training sales personnel regarding the sale of Variable Contracts that relate to the Funds offered in those Variable Contracts.

     o Financing any other activity that the Companies' Board determines are primarily intended directly or indirectly to result in the servicing or sale of Fund interests.

FUND TRANSACTIONS AND BROKERAGE. Pursuant to the Sub-Advisory Agreement, the sub-adviser is responsible for placing all orders for the purchase and sale of portfolio securities of the Fund with broker-dealers selected in their discretion. The sub-adviser is obliged to place orders for the purchase and sale of securities with the objective of obtaining the most favorable overall results for the Fund ("best execution"), and the sub-adviser has adopted policies and procedures intended to assist it in fulfilling that obligation. In doing so, a Fund may pay higher commission rates than the lowest available when sub-adviser believes it is reasonable to do so in light of the value of the brokerage and research services provided by the broker-dealer effecting the transaction, as discussed below.

The cost of securities transactions for each portfolio consist not only of brokerage commissions (for transactions in exchange-traded equities and certain derivative instruments) or dealer or underwriter spreads for other types of securities, but also may include the market price impact of the Funds' transactions. Over-the-counter stocks, bonds and money market instruments are generally traded on a net basis and do not normally involve brokerage commissions.

Occasionally, securities may be purchased directly from the issuer. For securities traded primarily in the over-the-counter market, the sub-adviser may deal directly with dealers who make a market in the securities. Such dealers usually act as principals for their own account. Securities may also be purchased from various market centers.

In selecting broker-dealers through which to effect transactions, the sub-adviser gives consideration to a number of factors described in its policy and procedures. The sub-adviser's policies and procedures generally include as factors for consideration such matters as price, confidentiality, broker-dealer spread or commission, if any, the reliability, integrity and financial condition of the broker-dealer, size of the transaction and difficulty of execution. Consideration of these factors by the sub-adviser, either in terms of a particular transaction or the sub-adviser's overall responsibilities with respect to the Fund and any other accounts managed by the sub-adviser, could result in the Fund paying a commission or spread on a transaction that is in excess of the amount of commission or spread another broker-dealer might have charged for executing the same transaction.

Under the terms of the Sub-Advisory Agreement, and subject to best execution, the sub-adviser also expressly is permitted to give consideration to the value and quality of any "brokerage and research services" (as defined under Section 28(e) of the Securities Exchange Act of 1934, as amended), including securities research, statistical, quotation, or valuation services provided to the sub-adviser by the broker-dealer. In placing a purchase or sale order, the sub-adviser may use a broker-dealer whose commission in effecting the transaction is higher than that another broker-dealer might have charged for the same transaction if the sub-adviser determines in good faith that the amount of the higher commission is reasonable in relation to the value of the brokerage and research services provided by such broker-dealer, viewed in terms of either the particular transaction or the sub-adviser's overall responsibilities with respect to the Fund and any other accounts managed by the sub-adviser. Research services provided by broker-dealers include advice, either directly or through publications or writings, as to the value of securities, the advisability of purchasing or selling securities, the availability of securities or purchasers or sellers of securities, and analyses and reports concerning issuers, industries, securities, economic factors and trends and portfolio strategy. Research services provided by broker-dealers through which the sub-adviser effects Fund transactions may be used by the sub-adviser in serving any or all of its accounts, and not all such services may be used by the sub-adviser in connection with the sub-adviser's services to the Fund.

Where new issues of securities are purchased by a Fund in underwritten fixed price offerings, the underwriter or another selling group member may provide research services to a sub-adviser in addition to selling the securities to the Fund or other advisory clients of the sub-adviser.


During  the  fiscal  year  ended  December  31,  2006,  the Funds did not direct
portfolio   securities   transactions  nor  pay  any  commissions   thereon,  to
broker-dealers which provided research services to the Funds' sub-adviser.


The Managers periodically review the sub-adviser's performance of its responsibilities in connection with the placement of portfolio transactions on behalf of the Funds and review commissions paid by the Funds over a period of time to determine if they are reasonable in relation to the benefit to the Funds.

Portfolio transactions for a Fund may be executed on an agency basis through broker-dealers that are affiliated with the Fund, the Adviser or a sub-adviser, if, in the sub-adviser's judgment, the use of such affiliated broker-dealer is likely to result in price and execution at least as favorable as those of other qualified broker-dealers, and if, in the transaction, the affiliated broker-dealer charges the Fund a commission rate consistent with those charged by the affiliated broker-dealer to comparable unaffiliated customers in similar transactions.

All transactions with affiliated broker-dealers must comply with Rule 17e-1 under the 1940 Act, and are reported to and reviewed by the Managers on a regular basis.

Subject to compliance with Rule 10f-3 under the 1940 Act, the sub-adviser is permitted to purchase securities from an underwriting syndicate in which an affiliate of the sub-adviser is a member. All such transactions are reported to and reviewed by the Managers on a regular basis.

Subject to compliance with Rule 17a-7 under the 1940 Act, the sub-adviser is permitted to cause a Fund to purchase securities from or sell securities to another account, including another investment company, advised by the sub-adviser. All such transactions are reported to and reviewed by the Managers on a regular basis.

There are occasions when portfolio transactions for a Fund are executed as part of concurrent authorizations to purchase or sell the same security for the Fund and for other accounts served by the Adviser or a sub-adviser, or an affiliated company. Although such concurrent authorizations potentially could be either advantageous or disadvantageous to the Fund, they are effected only when the Adviser or the sub-adviser believes that to do so is in the interest of the Fund and the other accounts participating. When such concurrent authorizations occur the executions will be allocated in an equitable manner.


During the past three fiscal years, the Funds paid the following amounts in brokerage commissions for portfolio transactions: [TO BE UPDATED BY AMENDMENT]


                                                            Fiscal year ended  Fiscal year ended  Fiscal year ended
                                                            December 31, 2006  December 31, 2005  December 31, 2004
                                                            ------------------ ------------------ ------------------
                                                            ------------------ ------------------ ------------------
JNL/Mellon Capital Management Communications Sector Fund                            $18,909            $14,940
-----------------------------------------------------------
-----------------------------------------------------------
JNL/Mellon Capital Management Oil & Gas Sector Fund                                  56,855             27,911
-----------------------------------------------------------
JNL/Mellon Capital Management Financial Sector Fund                                   8,095              4,711
-----------------------------------------------------------
JNL/Mellon Capital Management Global 15 Fund                                        311,814            192,704
-----------------------------------------------------------
JNL/Mellon Capital Management Consumer Brands Fund                                    5,259              5,988
-----------------------------------------------------------
JNL/Mellon Capital Management Healthcare Fund                                        22,433             12,553
-----------------------------------------------------------
JNL/Mellon Capital Management 25 Fund                                               134,317            224,966
-----------------------------------------------------------
JNL/Mellon Capital Management Select Small-Cap Fund                                 153,538            404,647
-----------------------------------------------------------
JNL/Mellon Capital Management Technology Sector Fund                                 25,628             14,713
-----------------------------------------------------------
JNL/Mellon Capital Management DowSM 10 Fund                                         174,155            166,464
-----------------------------------------------------------
JNL/Mellon Capital Management S&P(R) 10 Fund                                          378,566            368,635
-----------------------------------------------------------
JNL/Mellon Capital Management Nasdaq(R) 15 Fund                                        31,990              7,258
-----------------------------------------------------------
JNL/Mellon Capital Management Value Line(R) 25 Fund                                   127,006             25,194
-----------------------------------------------------------
JNL/Mellon Capital Management VIP Fund                                              112,643             19,722
-----------------------------------------------------------
JNL/Mellon Capital Management JNL 5 Fund                                            551,954             54,496
-----------------------------------------------------------
JNL/Mellon Capital Management DowSM Dividend Fund                                         0                  0
-----------------------------------------------------------
JNL/Mellon Capital Management S&P(R) 24 Fund                                              0                  0
----------------------------------------------------------- ------------------ ------------------ ------------------ --------------



During the past three fiscal years, the Funds paid the following amounts in brokerage commissions to affiliated broker-dealers: [TO BE UPDATED BY AMENDMENT]

                                                        PERIOD ENDED        PERIOD ENDED         PERIOD ENDED
                                                        DECEMBER 31,        DECEMBER 31,         DECEMBER 31,
                NAME OF BROKER/DEALER                        2006                2005                2004*
                ---------------------                        ----                ----                -----
Curian Clearing, Division of ICA                                                  $0               $649,590



* Includes $3,185 in commissions paid to Curian Clearing by the JNL/MCM The Dow 10 Fund III and V, which merged into the JNL/MCM JNL 5 Fund on May 2, 2005. Total broker commissions paid for portfolio transactions for these two funds totaled $7,592.

The broker-dealer listed above is affiliated with the Fund through the Adviser.


As of December 31, 2006 the following Funds owned securities of one of the Fund's regular broker-dealers, or a publicly traded parent company of such broker-dealer: [TO BE UPDATED BY AMENDMENT]


                                                                                               Value of Securities
                          FUND                                      BROKER-DEALER              OWNED (IN THOUSANDS)
                          ----                                      -------------              --------------------


CODE OF ETHICS. To mitigate the possibility that a Fund will be adversely affected by personal trading of employees, the JNL Variable Fund, the Adviser, and Mellon Capital have adopted Codes of Ethics ("Codes") under Rule 17j-1 of the 1940 Act and Rule 204A-1 under the Investment Advisers Act of 1940, as amended. These Codes contain policies restricting securities trading in personal accounts of the portfolio managers and others who normally come into possession of information regarding portfolio transactions of the Funds. The JNL Variable Fund's and the Adviser's Code complies, in all material respects, with the recommendations of the Investment Company Institute. Subject to the requirements of the Codes, employees may invest in securities for their own investment accounts, including securities that may be purchased or held by the Funds.


PROXY VOTING FOR SECURITIES HELD BY THE FUNDS. The Board of Managers has adopted the proxy voting policy and procedure ("Trust Policy") of the Adviser, pursuant to which the Managers have delegated proxy voting responsibility to the Adviser, and pursuant to which the Adviser has delegated proxy voting responsibility to each of the sub-advisers. The Fund has adopted each of the sub-adviser's proxy voting policies and procedures ("Policies"). The policies and procedures (or summaries) are attached to this SAI. The Managers will review each Fund's proxy voting records from time to time and will annually consider approving the Policies for the upcoming year. In the event that a conflict of interest arises between the Funds' Shareholders, the Adviser, or the sub-advisers, the sub-advisers will generally vote the proxies related to the companies giving rise to such conflict, and report to the Board of Managers on such conflicts.

The Policy is designed to promote accountability of a company's management to its shareholders and to align the interests of management with those shareholders. The sub-adviser generally reviews each matter on a case-by-case basis in order to make a determination of how to vote in a manner that best serves the interests of Fund shareholders. The sub-adviser may abstain from voting from time to time where it determines that the costs associated with voting a proxy outweigh the benefits derived from exercising the right to vote. In addition, the sub-adviser will monitor situations that may result in a conflict of interest between the Funds' shareholders and the sub-adviser, or affiliates of the Funds. A description of the policies and procedures used by the Funds to vote proxies relating to the portfolio securities and information on how the Funds voted proxies relating to portfolio securities during the 12 month period ended June 30 are available (1) without charge, upon request by calling 1-800-766-4683 (Annuity Service Center), 1-800-599-5651 (NY Annuity Service Center) or 1-800-777-7779 (for contracts purchased through a bank or financial institution), (2) on Jackson's website at WWW.JNL.COM or Jackson NY's website at WWW.JNLNY.COM, and (3) on the Securities and Exchange Commission's website at WWW.SEC.GOV.

                       DISCLOSURE OF PORTFOLIO INFORMATION

POLICIES AND PROCEDURES

I. INTRODUCTION

JNAM is the investment adviser to the Funds and certain non-affiliated sub-advisers conduct the day-to-day management of the Funds. Pursuant to the sub-advisers' respective "Sub-Advisory Agreements" with JNAM, the sub-advisers make the investment decisions for the Funds, including determinations as to the purchase and sale of securities for the Funds and the disposition of the assets for the Funds. The Adviser, pursuant to exemptive relief granted by the SEC, is a "Manager of Managers," and monitors and reviews the performance of the sub-advisers and the Funds. In providing this oversight function, JNAM regularly reports to the Funds' Board related to sub-adviser management, trading, and compliance functions. The Adviser does not make individual investment decisions on behalf of the Funds. The Adviser does not have a portfolio management department and does not operate a trading desk. The Adviser provides the Funds with various services, including, but not limited to, compliance, fund accounting, transfer agency services, due diligence, and administrative services. The Funds underlie certain variable products sponsored by Jackson National Life Insurance Company, and are primarily sold to the separate accounts of those variable products. The Funds are also sold to participants in certain "Qualified Retirement Plans."


Certain of the Funds underlie variable products sponsored by Jackson National Life Insurance Company, and are primarily sold to the separate accounts of those variable products, and are also sold to participants in certain "Qualified Retirement Plans." Certain of the Funds are sold as retail mutual funds.


II. STATEMENT OF POLICY


JNAM, the Distributor, and the Funds' Board have approved and adopted policies and procedures governing the disclosure of information regarding the Funds' portfolio holdings. In adopting these policies and procedures, the Funds' Board assessed the use of Fund portfolio information, and the manner in which such information is conveyed to other parties, including the shareholders. The procedures are designed to control the disclosure of Fund portfolio information. These policies and procedures are intended to balance the interests of the Funds' shareholders and their access to portfolio information, with the interests of JNAM and the Distributor in the administration and management of the Funds. The Funds' Board may amend these policies and procedures from time to time, as it may deem appropriate in the interests of the Funds and their shareholders, and/or in response to changes in the Federal Securities Laws.


As a general matter, it is JNAM's policy that public disclosure of information concerning the Funds' portfolio holdings should allow all relevant parties consistent and equal access to portfolio information. In applying these principles, the Funds' portfolio disclosures shall be made at times and in circumstances under which it may promptly become generally available to the brokerage community and the investing public.

     A. POLICY REQUIREMENTS. In order to implement this policy, the procedures generally provide that:

     (i) Information about the Funds' portfolio holdings may not, except as set forth herein, be disclosed until it is either filed with the SEC, or mailed out to shareholders, which filing or mailing will not be made sooner than thirty (30) days after quarter end;

     (ii) Portfolio holdings information that is solely available in other regulatory reports or filings may not be disclosed, except as expressly authorized by the Funds' President;

     (iii) Portfolio holdings information for certain of the Funds (including, but not limited to, the fund of funds and index funds) that is more current than that in reports or other filings filed electronically with the SEC may be disclosed in certain printed materials provided the information is posted on the Funds' website one (1) day prior to the use of any printed materials; and

     (iv) Information about the Funds' portfolio holdings shall not be disclosed by the Funds, JNAM, the Distributor, and personnel at the foregoing entities, to obtain compensation or consideration.

          The foregoing, general policy requirements may not apply to certain of the Funds, including, but not limited, to the money market portfolios.

     B. PUBLIC DISCLOSURES. Information regarding each Fund's portfolio holdings will be disclosed to the public as required or permitted by applicable laws, rules or regulations, such as in annual and semi-annual shareholder reports and other reports or filings with the SEC. Such reports shall be released not sooner than thirty (30) days after the end of the relevant reporting period, or after such period required under applicable law.

III.     OTHER DISCLOSURES

     A. MONTHLY OVERVIEWS. The Funds and the Distributor may disclose the Funds' ten (10) largest portfolio holdings in monthly overviews in connection with the distribution of Fund shares. The monthly overview updates may not be released earlier than thirty (30) days after the end of the relevant month and shall not be provided to any broker-dealer on a preferential basis. The Funds will disclose their ten (10) largest portfolio holdings on the Funds' website at WWW.JNL.COM or WWW.JNLNY.COM at approximately the same time as printed performance updates are first released. For the Mellon and Standard & Poor's sub-advised Funds, the Distributor may periodically disclose portfolio holdings thirty (30) days after the relevant reporting period, and such disclosures shall not be provided to any broker-dealers on a preferential basis. The Funds may also disclose, on their website, portfolio holdings and composition as of the end of each quarter; such information may be released not less than thirty (30) days after the end of the relevant calendar quarter.

     B. SERVICE PROVIDERS. The Funds may disclose their portfolio holdings to mutual fund databases and rating services (such as Lipper and Morningstar):

          (i) On a quarterly basis, however, such holdings information shall be released not sooner than thirty (30) days after the end of the relevant reporting period;

          (ii) At such time as those service providers may request; and/or

          (iii) As necessary for JNAM and the Funds to obtain materials and information from the service providers.

     The disclosure of portfolio holdings to service providers is generally made for the purpose of obtaining ratings for the Funds and enabling such service providers to provide such portfolio holding information to the public as they typically provide for other rated mutual funds. Any disclosure to mutual fund databases and rating services shall be made subject to a confidentiality agreement or confidentiality provisions limiting the use of such information to the approved purposes.

     C. OTHER DISCLOSURES. The Funds periodically provide information concerning their portfolio holdings to the Adviser's consultants, service providers, and the Funds' Board in connection with transactions/services provided to, or on behalf of, the Funds. In addition to the Adviser, these service providers may include any sub-adviser, distributor, auditor, and/or legal counsel to the funds, the trustees or the service providers. The Funds may also disclose portfolio holding information to any person who expressly agrees in writing to keep the disclosed information in confidence, and to use it only for purposes expressly authorized by the Fund. Furthermore, as authorized by the Funds' President, in writing, and upon his/her determination that such disclosure would be in the interests of the relevant Fund and its shareholders, a Fund may disclose portfolio holding information.

     D. REGULATORY DISCLOSURES. The Funds may also disclose portfolio holdings information to any regulator in response to any regulatory requirement, or any regulatory inquiry or proceeding, and to any person, to the extent required by order or other judicial process.

IV. REPORTING, RECORDKEEPING, AND EXCEPTIONS

Any exceptions to these policies and procedures authorized by the Funds' President shall be reported to the Funds' Board. The Funds' Board shall also receive annual reports concerning the operation of these policies and procedures. The Funds' Board may amend these policies and procedures from time to time, as it may deem appropriate in the interests of the Funds and their shareholders, and/or in response to changes in the Federal Securities Laws. All disclosures made pursuant to these policies and procedures, for both JNAM and the Funds, must be preserved for a period of not less than six (6) years, the first (2) years in an appropriate office of JNAM.

                 PURCHASES, REDEMPTIONS AND PRICING OF INTERESTS


The Separate Account may purchase interests of the Funds at their net asset value. Interests are purchased using premiums received on policies issued by Jackson. The Separate Account is funded by interests of the Funds.


All investments in the Funds are credited to the interest holder's account in the form of full and fractional interests of the designated Funds (rounded to the nearest 1/1000 of an interest). The JNL Variable Fund does not issue interest certificates.

As stated in the Prospectus, the net asset value ("NAV") of each Fund's interests is determined once each day on which the New York Stock Exchange ("NYSE") is open (a "Business Day") at the close of the regular trading session of the NYSE (normally 4:00 p.m., Eastern Time, Monday through Friday). The NAV of a Fund's interests is not determined on the days the NYSE is closed, which days generally are New Year's Day, Martin Luther King Jr. holiday, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

The per interest NAV of a Fund is determined by dividing the total value of the securities and other assets, less liabilities, by the total number of interests outstanding. In determining NAV, securities listed on the national securities exchanges, the NASDAQ National Market and foreign markets are valued at the closing prices on such markets, or if such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Securities that are traded on the over-the-counter market are valued at their closing bid prices. The values of foreign securities and currencies are translated to U.S. dollars using exchange rates in effect at the time of valuation. A Fund will determine the market value of individual securities held by it, by using prices provided by one or more independent pricing services which may provide market prices to other funds, or, as needed, by obtaining market quotations from independent broker-dealers. Short-term securities maturing within 60 days are valued on the amortized cost basis.

The Managers have adopted procedures pursuant to which the Administrator may determine, subject to ratification by the Managers, the "fair value" of securities for which a current market price is not available.

Certain of the Funds invest in securities that are traded in European and Far Eastern securities markets. Due to differences in local time, trading in securities on European and Far Eastern securities exchanges and over-the-counter markets normally is completed well before the close of business on each Business Day. In addition, European and Far Eastern securities trading generally, or in a particular country or countries may not take place on all Business Days due to differing national holidays or for other reasons. Furthermore, trading takes place in Japanese markets on certain Saturdays and in various foreign markets on other days which are not Business Days and on which a Fund's net asset value is not calculated.

A Fund calculates net asset value per share, and effects sales, redemptions and repurchases of its shares at that net asset value per share, as of the close of the NYSE once on each Business Day. Because the calculation of a Fund's net asset value does not take place contemporaneously with the determination of the closing prices of the majority of the foreign portfolio securities used in such calculation, the Funds' procedures for pricing portfolio securities authorize the Administrator, subject to ratification by the Managers, to determine the fair value of such securities for purposes of calculating a Fund's net asset value. This will occur if the Administrator determines that a "significant event" has occurred subsequent to the close of trading in such securities on the exchanges or markets on which they principally are traded, but prior to the time of a Fund's net asset value calculation. A significant event is one that can be expected materially to affect the value of such securities. Certain specified percentage movements in U.S. equity market indices are deemed under the Funds' pricing procedures to be a significant event. Accordingly, on any day on which such specified percentage movements in U.S. equity market indices occur, the Administrator will adjust the closing prices of foreign portfolio securities, based upon an adjustment factor for each such security provided by an independent pricing service, in order to reflect the fair value of such securities for purposes of determining a Fund's net asset value.

The Fund may suspend the right of redemption for any Fund only under the following unusual circumstances: (a) when the New York Stock Exchange is closed (other than weekends and holidays) or trading is restricted; (b) when an emergency exists, making disposal of portfolio securities or the valuation of net assets not reasonably practicable; or (c) during any period when the Securities and Exchange Commission has by order permitted a suspension of redemption for the protection of interest holders.

       DESCRIPTION OF INTERESTS; VOTING RIGHTS; INTEREST HOLDER INQUIRIES

DESCRIPTION OF INTERESTS. The JNL Variable Fund may issue an unlimited number of full and fractional interests of each Fund and divide or combine such interests into a greater or lesser number of interests without thereby changing the proportionate interests in the Fund. Each interest of a Fund represents an equal proportionate interest in that Fund with each other interest. The JNL Variable Fund reserves the right to create and issue any number of series of interests. In that case, the interests of each series would participate equally in the earnings, dividends, and assets of the particular Fund. Upon liquidation of a Fund, interest holders are entitled to share pro rata in the net assets of such Fund available for distribution to interest holders. Each issued and outstanding interest in a Fund is entitled to participate equally in dividends and distributions declared by its corresponding Fund, and in the net assets of the Fund remaining upon liquidations or dissolution after outstanding liabilities are satisfied. The interests of each Fund, when issued, are fully paid and nonassessable. They have no preemptive, conversion, cumulative dividend or similar rights. They are freely transferable. Interests in a Fund do not have cumulative rights. This means that owners of more than half of the JNL Variable Fund's interests voting for election of Managers can elect all the Managers if they so choose. Then, the remaining interest owners would not be able to elect any Managers.

VOTING RIGHTS. Interest holders are entitled to one vote for each interest held. Interest holders may vote on the election of Managers and on other matters submitted to meetings of interest holders. In regard to termination, sale of assets, or change of investment restrictions, the right to vote is limited to the holders of interests of the particular Fund affected by the proposal. When a majority is required under the 1940 Act, it means the lesser of 67% or more of the interests present at a meeting when the holders of more than 50% of the outstanding interests are present or represented by proxy, or more than 50% of the outstanding interests.


Because the interests in the Funds of JNL Variable Fund have been sold only to a separate account of Jackson and Jackson NY to fund certain variable contracts (the "Contracts") issued by Jackson and Jackson NY through its separate account and to other regulated investment companies, Jackson and the regulated investment companies are the owner of record of all of the interests in the Funds. As may be required by applicable law and interpretations of the staff of the SEC, Jackson will solicit voting instructions from owners of Contracts regarding matters submitted to interest holder vote, and will vote the interests held by its Separate Account in accord with the voting instructions received from Contract owners to whose Contracts such interests are attributable. This is sometimes referred to as "pass through" voting. Further, those interests held in the Separate Account for which no voting instructions are received from Contract owners, also will be voted by Jackson in the same proportions as those interests for which voting instructions are received from Contract owners. This is sometimes referred to as "echo" voting.


INTEREST HOLDER INQUIRIES. All inquiries regarding the JNL Variable Fund should be directed to the JNL Variable Fund at the telephone number or address shown on the cover page of the Prospectus.

                                   TAX STATUS

The JNL Variable Fund consists of two types of Funds for tax purposes: (i) JNL/Mellon Capital Management Funds and (ii) Regulated Investment Company Funds.

JNL/MELLON CAPITAL MANAGEMENT FUNDS


The only owners of any JNL/Mellon Capital Management Fund are Jackson separate accounts that hold such interests pursuant to variable insurance contracts. As a limited liability company whose interests are sold only to Jackson Separate Accounts, the JNL Variable Fund and its JNL/Mellon Capital Management Funds are disregarded as entities for purposes of federal income taxation.

JNL, through its separate accounts, is treated as owning the assets of the JNL/Mellon Capital Management Funds directly and its tax obligations thereon are computed pursuant to Subchapter L of the Code (which governs the taxation of insurance companies). Under current tax law, interest, dividend income and capital gains of the JNL/Mellon Capital Management Funds are not taxable to the JNL/Mellon Capital Management Funds, and are taxed as part of the operations of Jackson.


REGULATED INVESTMENT COMPANY FUNDS


The interests in each Regulated Investment Company Fund are owned by one or more separate accounts of Jackson and the JNL/S&P Funds that hold such interests pursuant to variable annuity and variable life insurance contracts and by various funds of the JNL Series Trust, which are regulated investment companies under Subchapter M of the Code. The Regulated Investment Company Funds have elected to be treated as "regulated investment companies" under Subchapter M of the Internal Revenue Code and each Regulated Investment Company Fund intends to meet the requirements of Subchapter M necessary to qualify as a regulated investment company. Each Regulated Investment Company Fund is treated as a separate corporation for purposes of the Internal Revenue Code. Since each Regulated Investment Company Fund intends to distribute all of its net investment income and net capital gains to its owners, each Regulated Investment Company Fund will not be required to pay any federal income taxes.


If any Fund failed to qualify for treatment as a regulated investment company for any taxable year, (1) it would be taxed at corporate rates on the full amount of its taxable income for that year without being able to deduct the distributions it makes to its shareholders, (2) the shareholders would treat all those distributions, including distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss), as dividends (that is, ordinary income) to the extent of the Fund's earnings and profits, and (3) most importantly, each insurance company separate account invested therein would fail to satisfy the diversification requirements of Section 817(h), with the result that the variable annuity contracts supported by that account would no longer be eligible for tax deferral. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before re-qualifying for regulated investment company treatment.

All income dividends and capital gain distributions, if any, on Fund shares are reinvested automatically in additional shares of the Fund at the NAV determined on the first Business Day following the record date, unless otherwise requested by a shareholder.

Each Fund is treated as a separate corporation for purpose of the Code and, therefore, the assets, income, and distributions of each Fund are considered separately for purposes of determining whether or not the Fund qualifies as a regulated investment company.

CONTRACT OWNERS

Under current tax law, increases in policy value resulting from interest, dividend income and capital gains are not currently taxable to (nor are losses currently deductible by) policy owners, when left to accumulate within a variable annuity policy. Additional information relating to the tax treatment of the variable annuity policies for which the Funds serve as underlying funding alternatives is contained in the prospectuses for those policies.

INTERNAL REVENUE CODE DIVERSIFICATION REQUIREMENTS


Section 817(h) of the Code imposes certain diversification standards on the underlying assets of segregated asset accounts (that is, the assets of the Funds) that fund contracts such as the variable annuity and variable life policies issued by Jackson. Failure to satisfy those standards would result in imposition of federal income tax on a variable annuity or variable life insurance policy owner with respect to the increase in the value of the variable annuity or variable life insurance policy. Section 817(h)(2) provides that a segregated asset account that funds contracts such as the variable annuity or variable life insurance policies is treated as meeting the diversification standards if, as of the close of each calendar quarter, the assets in the account meet the diversification requirements for a regulated investment company and no more than 55% of those assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.


Treasury Regulations amplify the diversification standards set forth in Section 817(h) and provide an alternative to the provision described above. Under the regulations, a segregated asset account, such as the Fund of a JNL/Mellon Capital Management Fund, will be deemed adequately diversified if (i) no more than 55% of the value of the total assets of the Fund is represented by any one investment; (ii) no more than 70% of such value is represented by any two investments; (iii) no more than 80% of such value is represented by any three investments; and (iv) no more than 90% of such value is represented by any four investments. For purposes of these regulations all securities of the same issuer are treated as a single investment, but each United States government agency or instrumentality is treated as a separate issuer. Each Regulated Investment Company Fund intends to comply with these diversification requirements.

Each JNL/Mellon Capital Management Fund is managed with the intention of complying with these alternative diversification requirements under the Treasury Regulations. It is possible that, in order to comply with these requirements, less desirable investment decisions may be made which could affect the investment performance of a Fund.

                              FINANCIAL STATEMENTS


The financial statements of the JNL Variable Fund for the period ended December 31, 2006, are incorporated by reference (which means they legally are a part of this SAI) from the JNL Variable Fund's Annual Report to interest holders. The Annual Report is available at no charge upon written or telephone request to the JNL Variable Fund at the address and telephone number set forth on the front page of this Statement of Additional Information.

                              JNL VARIABLE FUND LLC

                                     PART C
                                OTHER INFORMATION

Note: Items 23-30 have been answered with respect to all investment portfolios (Funds) of the Registrant.

Item 23.  Exhibits
          (a) Certificate of Formation of Registrant dated October 15, 1998, incorporated by reference to Registrant's Registration Statement filed with the Securities and Exchange Commission on November 30, 1998.

       (b)(1) Operating Agreement of Registrant, incorporated by reference to Pre-Effective Amendment No. 2 to Registrant's Registration Statement filed with the Securities and Exchange Commission on May 25, 1999.

          (2) Operating Agreement of Registrant, incorporated by reference to Post-Effective Amendment No. 3 to Registrant's Registration Statement filed with the Securities and Exchange Commission on April 17, 2002.

          (3) Operating Agreement of Registrant, incorporated by reference to Post-Effective Amendment No. 6 to Registrant's Registration Statement filed with the Securities and Exchange Commission on October 14, 2003.

          (4) Operating Agreement of Registrant, incorporated by reference to Post-Effective Amendment No. 11 to Registrant's Registration Statement filed with the Securities and Exchange Commission on April 27, 2005.

          (c)  Not Applicable

       (d)(1) Investment Advisory and Management Agreement between Registrant and Jackson National Financial Services, LLC dated May 14, 1999, incorporated by reference to Pre-Effective Amendment No. 2 to Registrant's Registration Statement filed with the Securities and Exchange Commission on May 25, 1999.

          (2) Form of Investment Sub-Advisory Agreement between Jackson National Financial Services, LLC and First Trust Advisors L.P., incorporated by reference to Pre-Effective Amendment No. 1 to Registrant's Registration Statement filed with the Securities and Exchange Commission on April 20, 1999.

          (3) Investment Advisory and Management Agreement between Registrant and Jackson National Asset Management, LLC dated January 31, 2001, incorporated by reference to Post-Effective Amendment No. 2 to Registrant's Registration Statement filed with the Securities and Exchange Commission on April 12, 2001.

          (4) Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and First Trust Advisors L.P. dated January 31, 2001, incorporated by reference to Post-Effective Amendment No. 2 to Registrant's Registration Statement filed with the Securities and Exchange Commission on April 12, 2001.

          (5) Amendment to Investment Advisory and Management Agreement dated May 16, 2002, incorporated by reference to Post-Effective Amendment No. 4 to Registrant's Registration Statement filed with the Securities and Exchange Commission on May 16, 2002.

          (6) Investment Sub-Advisory Agreement between Registrant and Jackson National Asset Management, LLC dated May 16, 2002, incorporated by reference to Post-Effective Amendment No. 4 to Registrant's Registration Statement filed with the Securities and Exchange Commission on May 16, 2002.

          (7) Amendment to Investment Advisory and Management Agreement, incorporated by reference to Post-Effective Amendment No. 6 to Registrant's Registration Statement filed with the Securities and Exchange Commission on October 14, 2003.

          (8) Form of Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Curian Capital LLC, incorporated by reference to Post-Effective Amendment No. 6 to Registrant's Registration Statement filed with the Securities and Exchange Commission on October 14, 2003.

          (9) Amendment to Investment Advisory and Management Agreement between Registrant and Jackson National Asset Management, LLC dated February 18, 2004, incorporated by reference to Post-Effective Amendment No. 7 to Registrant's Registration Statement filed with the Securities and Exchange Commission on February 27, 2004.

         (10) Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Mellon Capital Management Corporation dated February 18, 2004, incorporated by reference to Post-Effective Amendment No. 7 to Registrant's Registration Statement filed with the Securities and Exchange Commission on February 27, 2004.

         (11) Form of Amendment to Investment Advisory and Management Agreement between Registrant and Jackson National Asset Management, LLC, dated May 1, 2004, incorporated by reference to Post-Effective Amendment No. 8 to Registrant's Registration Statement filed with the Securities and Exchange Commission on April 29, 2004.

         (12) Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Mellon Capital Management Corporation, dated May 1, 2004, incorporated by reference to Post-Effective Amendment No. 8 to Registrant's Registration Statement filed with the Securities and Exchange Commission on April 29, 2004.

         (13) Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Mellon Capital Management Corporation, dated October 4, 2004, incorporated by reference to Post-Effective Amendment No. 9 to Registrant's Registration Statement filed with the Securities and Exchange Commission on June 28, 2004.

         (14) Form of Amendment to Investment Advisory and Management Agreement between Registrant and Jackson National Asset Management, LLC, dated October 4, 2004, incorporated by reference to Post-Effective Amendment No. 9 to Registrant's Registration Statement filed with the Securities and Exchange Commission on June 28, 2004.

         (15) Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Mellon Capital Management Corporation, dated May 2, 2005, incorporated by reference to Post-Effective Amendment No. 11 to Registrant's Registration Statement filed with the Securities and Exchange Commission on April 27, 2005.

         (16) Form of Amendment to Investment Advisory and Management Agreement between Jackson National Asset Management, LLC and Registrant, dated January 17, 2006, incorporated by reference to Post-Effective Amendment No. 12 to Registrant's Registration Statement filed with the Securities and Exchange Commission on October 4, 2005.

         (17) Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Mellon Capital Management Corporation, dated January 17, 2006, incorporated by reference to Post-Effective Amendment No. 12 to Registrant's Registration Statement filed with the Securities and Exchange Commission on October 4, 2005.

         (18) Form of Amendment to Investment Advisory and Management Agreement between Jackson National Asset Management, LLC and Registrant, dated May 1, 2006, incorporated by reference to Post-Effective Amendment No. 14 to Registrant's Registration Statement filed with the Securities and Exchange Commission on January 30, 2006.

         (19) Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Mellon Capital Management Corporation, dated May 1, 2006, incorporated by reference to Post-Effective Amendment No. 14 to Registrant's Registration Statement filed with the Securities and Exchange Commission on January 30, 2006.

         (20) Form of Amendment to Investment Advisory Agreement between Jackson National Asset Management, LLC and Registrant dated April 30, 2007, attached hereto.

         (21) Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Mellon Capital Management Corporation, dated April 30, 2007, attached hereto.

       (e)(1) Fund Participation Agreement between Registrant, Jackson National Life Insurance Company and Jackson National Separate Account - I dated May 14, 1999, incorporated by reference to Pre-Effective Amendment No. 2 to Registrant's Registration Statement filed with the Securities and Exchange Commission on May 25, 1999.

          (2) Form of Distribution Agreement between Registrant and Jackson National Life Distributors, Inc., incorporated by reference to Post-Effective Amendment No. 6 to Registrant's Registration Statement filed with the Securities and Exchange Commission on October 14, 2003.

          (3) Distribution Agreement between Registrant and Jackson National Life Distributors, Inc. dated February 18, 2004, incorporated by reference to Post-Effective Amendment No. 7 to Registrant's Registration Statement filed with the Securities and Exchange Commission on February 27, 2004.

          (4) Form of Distribution Agreement between Registrant and Jackson National Life Distributors, Inc., dated May 1, 2004, incorporated by reference to Post-Effective Amendment No. 8 to Registrant's Registration Statement filed with the Securities and Exchange Commission on April 29, 2004.

          (5) Form of Distribution Agreement between Registrant and Jackson National Life Distributors, Inc., dated October 4, 2004, incorporated by reference to Post-Effective Amendment No. 9 to Registrant's Registration Statement filed with the Securities and Exchange Commission on June 28, 2004.

          (6) Form of Distribution Agreement between Registrant and Jackson National Life Distributors, Inc., dated January 17, 2006, incorporated by reference to Post-Effective Amendment No. 12 to Registrant's Registration Statement filed with the Securities and Exchange Commission on October 4, 2005.

          (7) Form of Distribution Agreement between Registrant and Jackson National Life Distributors, Inc., dated May 1, 2006, incorporated by reference to Post-Effective Amendment No. 14 to Registrant's Registration Statement filed with the Securities and Exchange Commission on January 30, 2006.

          (8) Form of Distribution Agreement between Registrant and Jackson National Life Distributors LLC, dated April 30, 2007, attached hereto.

          (f)  Not Applicable

       (g)(1) Delegation, Custody and Information Services Agreement between the Registrant and Boston Safe Deposit and Trust Company dated May 14, 1999, incorporated by reference to Pre-Effective Amendment No. 2 to Registrant's Registration Statement filed with the Securities and Exchange Commission on May 25, 1999.

          (2) Amended and Restated Mutual Fund Custody Agreement between the Registrant and Boston Safe Deposit and Trust Company dated May 1, 2001, incorporated by reference to Post-Effective Amendment No. 2 to Registrant's Registration Statement filed with the Securities and Exchange Commission on April 12, 2001.

          (3) Amended and Restated Mutual Fund Custody and Services Agreement between the Registrant and Boston Safe Deposit and Trust Company dated December 31, 2001, incorporated by reference to Post-Effective Amendment No. 6 to Registrant's Registration Statement filed with the Securities and Exchange Commission on October 14, 2003.

          (4) Amendment to Amended and Restated Mutual Fund Custody and Services Agreement between the Registrant and Boston Safe Deposit and Trust Company dated June 3, 2003, incorporated by reference to Post-Effective Amendment No. 6 to Registrant's Registration Statement filed with the Securities and Exchange Commission on October 14, 2003.

          (5) Form of Mutual Fund Custody and Services Agreement between the Registrant and Curian Clearing, incorporated by reference to Post-Effective Amendment No. 6 to Registrant's Registration Statement filed with the Securities and Exchange Commission on October 14, 2003.

          (6) Form of Amendment to Amended and Restated Mutual Fund Custody and Services Agreement between Registrant and Mellon Trust of New England, N.A. (formerly Boston Safe Deposit and Trust Company), incorporated by reference to Post-Effective Amendment No. 6 to Registrant's Registration Statement filed with the Securities and Exchange Commission on October 14, 2003.

          (7) Amendment to Mutual Fund Custody and Services Agreement between Registrant and Mellon Trust of New England, N.A. (formerly Boston Safe Deposit and Trust Company) dated February 18, 2004, incorporated by reference to Post-Effective Amendment No. 7 to Registrant's Registration Statement filed with the Securities and Exchange Commission on February 27, 2004.

          (8) Form of Amendment to Amended and Restated Mutual Fund Custody and Services Agreement between Registrant and Mellon Trust of New England, N.A. (formerly Boston Safe Deposit and Trust Company), dated May 3, 2004, incorporated by reference to Post-Effective Amendment No. 8 to Registrant's Registration Statement filed with the Securities and Exchange Commission on April 29, 2004.

          (9) Form of Amendment to Amended and Restated Mutual Fund Custody and Services Agreement between Registrant and Mellon Trust of New England, N.A. (formerly Boston Safe Deposit and Trust Company), dated October 4, 2004, incorporated by reference to Post-Effective Amendment No. 9 to Registrant's Registration Statement filed with the Securities and Exchange Commission on June 28, 2004.

         (10) Form of Amendment to Amended and Restated Mutual Fund Custody and Services Agreement between Registrant and Mellon Trust of New England, N.A. (formerly Boston Safe Deposit and Trust Company), dated May 2, 2005, incorporated by reference to Post-Effective Amendment No. 11 to Registrant's Registration Statement filed with the Securities and Exchange Commission on April 27, 2005.

         (11) Amendment to Amended and Restated Mutual Fund Custody and Services Agreement between Registrant and Mellon Trust of New England, N.A. (formerly Boston Safe Deposit and Trust Company), dated August 31, 2005, incorporated by reference to Post-Effective Amendment No. 12 to Registrant's Registration Statement filed with the Securities and Exchange Commission on October 4, 2005.

         (12) Form of Amendment to Amended and Restated Mutual Fund Custody and Services Agreement between Registrant and Mellon Trust of New England, N.A. (formerly Boston Safe Deposit and Trust Company), dated January 17, 2006, incorporated by reference to Post-Effective Amendment No. 12 to Registrant's Registration Statement filed with the Securities and Exchange Commission on October 4, 2005.

         (13) Form of Amendment to Amended and Restated Mutual Fund Custody and Services Agreement between Registrant and Mellon Trust of New England, N.A. (formerly Boston Safe Deposit and Trust Company), dated May 1, 2006, incorporated by reference to Post-Effective Amendment No. 14 to Registrant's Registration Statement filed with the Securities and Exchange Commission on January 30, 2006.

         (14) Amendment to Amended and Restated Mutual Fund Custody and Services Agreement between Registrant and Mellon Trust of New England, N.A. (formerly Boston Safe Deposit and Trust Company), dated September 12, 2006, attached hereto.

         (15) Amendment to Amended and Restated Mutual Fund Custody and Services Agreement between Registrant and Mellon Trust of New England, N.A. (formerly Boston Safe Deposit and Trust Company), dated December 12, 2006, attached hereto.

         (16) Form of Amendment to Amended and Restated Mutual Fund Custody and Services Agreement between Registrant and Mellon Trust of New England, N.A. (formerly Boston Safe Deposit and Trust Company), dated April 30, 2007, attached hereto.

       (h)(1) Administration Agreement between Registrant and Jackson National Financial Services, LLC dated May 14, 1999, incorporated by reference to Pre-Effective Amendment No. 2 to Registrant's Registration Statement filed with the Securities and Exchange Commission on May 25, 1999.

          (2) Administration Agreement between Registrant and Jackson National Asset Management, LLC dated January 31, 2001, incorporated by reference to Post-Effective Amendment No. 2 to Registrant's Registration Statement filed with the Securities and Exchange Commission on April 12, 2001.

          (3) Amendment to the Administration Agreement between Registrant and Jackson National Asset Management, LLC dated March 20, 2002, incorporated by reference to Post-Effective Amendment No. 4 to Registrant's Registration Statement filed with the Securities and Exchange Commission on May 16, 2002.

          (4) Amendment to the Administration Agreement dated May 16, 2002, incorporated by reference to Post-Effective Amendment No. 4 to Registrant's Registration Statement filed with the Securities and Exchange Commission on May 16, 2002.

          (5) Transfer Agency Agreement between Registrant and Jackson National Asset Management, LLC dated January 31, 2001, incorporated by reference to Post-Effective Amendment No. 5 to Registrant's Registration Statement filed with the Securities and Exchange Commission on April 29, 2003.

          (6) Amendment to the Administration Agreement between Registrant and Jackson National Asset Management, LLC, incorporated by reference to Post-Effective Amendment No. 6 to Registrant's Registration Statement filed with the Securities and Exchange Commission on October 14, 2003.

          (7) Amendment to the Transfer Agency Agreement between Registrant and Jackson National Asset Management, LLC, incorporated by reference to Post-Effective Amendment No. 6 to Registrant's Registration Statement filed with the Securities and Exchange Commission on October 14, 2003.

          (8) Amendment to Transfer Agency Agreement between Registrant and Jackson National Asset Management, LLC dated February 18, 2004, incorporated by reference to Post-Effective Amendment No. 7 to Registrant's Registration Statement filed with the Securities and Exchange Commission on February 27, 2004.

          (9) Amendment to Administration Agreement between Registrant and Jackson National Asset Management, LLC dated February 18, 2004, incorporated by reference to Post-Effective Amendment No. 7 to Registrant's Registration Statement filed with the Securities and Exchange Commission on February 27, 2004.

         (10) Form of Amendment to Transfer Agency Agreement between Registrant and Jackson National Asset Management, LLC, dated May 1, 2004, incorporated by reference to Post-Effective Amendment No. 8 to Registrant's Registration Statement filed with the Securities and Exchange Commission on April 29, 2004.

         (11) Form of Amendment to Administration Agreement between Registrant and Jackson National Asset Management, LLC, dated May 1, 2004, incorporated by reference to Post-Effective Amendment No. 8 to Registrant's Registration Statement filed with the Securities and Exchange Commission on April 29, 2004.

         (12) Form of Plan of Reorganization of the JNL Variable Fund LLC, JNL Variable Fund III LLC and JNL Variable Fund V LLC, incorporated by reference to Post-Effective Amendment No. 8 to Registrant's Registration Statement filed with the Securities and Exchange Commission on April 29, 2004.

         (13) Form of Amendment to Administration Agreement between Registrant and Jackson National Asset Management, LLC, dated October 4, 2004, incorporated by reference to Post-Effective Amendment No. 9 to Registrant's Registration Statement filed with the Securities and Exchange Commission on June 28, 2004.

         (14) Form of Amendment to Transfer Agency Agreement between Registrant and Jackson National Asset Management, LLC, dated October 4, 2004, incorporated by reference to Post-Effective Amendment No. 9 to Registrant's Registration Statement filed with the Securities and Exchange Commission on June 28, 2004.

         (15) Form of Plan of Reorganization of the JNL Variable Fund LLC, dated January 29, 2004, incorporated by reference to Post-Effective Amendment No. 10 to Registrant's Registration Statement filed with the Securities and Exchange Commission on September 10, 2004.

         (16) Form of Amendment to Administration Agreement between Registrant and Jackson National Asset Management, LLC, dated December 15, 2004, incorporated by reference to Post-Effective Amendment No. 11 to Registrant's Registration Statement filed with the Securities and Exchange Commission on April 27, 2005.

         (17) Form of Plan of Reorganization of the JNL Variable Fund LLC (JNL VF 3), incorporated by reference to Post-Effective Amendment No. 11 to Registrant's Registration Statement filed with the Securities and Exchange Commission on April 27, 2005.

         (18) Form of Plan of Reorganization of the JNL Variable Fund LLC (JNL VF 5), incorporated by reference to Post-Effective Amendment No. 11 to Registrant's Registration Statement filed with the Securities and Exchange Commission on April 27, 2005.

         (19) Form of Amendment to Administration Agreement between Jackson National Asset Management, LLC and Registrant, dated January 17, 2006, incorporated by reference to Post-Effective Amendment No. 12 to Registrant's Registration Statement filed with the Securities and Exchange Commission on October 4, 2005.

         (20) Form of Amendment to Transfer Agency Agreement between Jackson National Asset Management, LLC and Registrant, dated January 17, 2006, incorporated by reference to Post-Effective Amendment No. 12 to Registrant's Registration Statement filed with the Securities and Exchange Commission on October 4, 2005.

         (21) Form of Amendment to Administration Agreement between Jackson National Asset Management, LLC and Registrant, dated May 1, 2006, incorporated by reference to Post-Effective Amendment No. 14 to Registrant's Registration Statement filed with the Securities and Exchange Commission on January 30, 2006.

         (22) Form of Amendment to Transfer Agency Agreement between Jackson National Asset Management, LLC and Registrant, dated May 1, 2006, incorporated by reference to Post-Effective Amendment No. 14 to Registrant's Registration Statement filed with the Securities and Exchange Commission on January 30, 2006.

         (23) Form of Plan of Reorganization between JNL Variable Fund LLC and JNLNY Variable Fund I LLC, incorporated by reference to Post-Effective Amendment No. 14 to Registrant's Registration Statement filed with the Securities and Exchange Commission on January 30, 2006.

         (24) Anti-Money Laundering Agreement between Registrant and Jackson, dated September 1, 2006, attached hereto.

         (25) Amendment to Administration Agreement between Jackson National Asset Management, LLC and Registrant, dated September 1, 2006, attached hereto.

         (26) Contact Owner Information Agreement, pursuant to Rule 22c-2 between Registrant and Jackson National Insurance Company and its Separate Accounts, attached hereto.

         (27) Form of Amendment to Administration Agreement between Registrant and Jackson National Asset Management, LLC, dated April 30, 2007, attached hereto.

         (28) Form of Amendment to Transfer Agency Agreement between Jackson National Asset Management, LLC and Registrant, dated April 30, 2007, attached hereto.

          (i) Opinion of Counsel, attached hereto.

          (j) Consent of Auditors, to be filed by amendment.

          (k) Not Applicable

          (l) Not Applicable

       (m)(1) Form of Rule 12b-1 Plan, incorporated by reference to Post-Effective Amendment No. 6 to Registrant's Registration Statement filed with the Securities and Exchange Commission on October 14, 2003.

          (2) Rule 12b-1 Plan adopted February 18, 2004, incorporated by reference to Post-Effective Amendment No. 7 to Registrant's Registration Statement filed with the Securities and Exchange Commission on February 27, 2004.

          (3) Form of Rule 12b-1 Plan, dated May 1, 2004, incorporated by reference to Post-Effective Amendment No. 8 to Registrant's Registration Statement filed with the Securities and Exchange Commission on April 29, 2004.

          (4) Form of Rule 12b-1 Plan, dated October 4, 2004, incorporated by reference to Post-Effective Amendment No. 9 to Registrant's Registration Statement filed with the Securities and Exchange Commission on June 28, 2004.

          (5) Form of Rule 12b-1 Plan, dated May 2, 2005, incorporated by reference to Post-Effective Amendment No. 11 to Registrant's Registration Statement filed with the Securities and Exchange Commission on April 27, 2005.

          (6) Form of Rule 12b-1 Plan, dated January 17, 2006, incorporated by reference to Post-Effective Amendment No. 12 to Registrant's Registration Statement filed with the Securities and Exchange Commission on October 4, 2005.

          (7) Form of Rule 12b-1 Plan, dated May 1, 2006, incorporated by reference to Post-Effective Amendment No. 14 to Registrant's Registration Statement filed with the Securities and Exchange Commission on January 30, 2006.

          (8)  Form of Rule 12b-1 Plan, dated April 30, 2007, attached hereto.

       (n)(1) Form of Multiple Class Plan, incorporated by reference to Post-Effective Amendment No. 6 to Registrant's Registration Statement filed with the Securities and Exchange Commission on October 14, 2003.

          (2) Multiple Class Plan adopted February 18, 2004, incorporated by reference to Post-Effective Amendment No. 7 to Registrant's Registration Statement filed with the Securities and Exchange Commission on February 27, 2004.

          (3) Form of Multiple Class Plan, dated May 1, 2004, incorporated by reference to Post-Effective Amendment No. 8 to Registrant's Registration Statement filed with the Securities and Exchange Commission on April 29, 2004.

          (4) Form of Multiple Class Plan, dated October 4, 2004, incorporated by reference to Post-Effective Amendment No. 9 to Registrant's Registration Statement filed with the Securities and Exchange Commission on June 28, 2004.

          (5) Form of Multiple Class Plan, dated May 2, 2005, incorporated by reference to Post-Effective Amendment No. 11 to Registrant's Registration Statement filed with the Securities and Exchange Commission on April 27, 2005.

          (6) Form of Multiple Class Plan, dated January 17, 2006, incorporated by reference to Post-Effective Amendment No. 12 to Registrant's Registration Statement filed with the Securities and Exchange Commission on October 4, 2005.

          (7) Form of Multiple Class Plan, dated January 17, 2006, incorporated by reference to Post-Effective Amendment No. 14 to Registrant's Registration Statement filed with the Securities and Exchange Commission on January 30, 2006.

          (8) Form of Multiple Class Plan, dated April 30, 2006, attached hereto.

          (o)  Not Applicable

       (p)(1) The Registrant's Code of Ethics, incorporated by reference to Post-Effective Amendment No. 1 to Registrant's Registration Statement filed with the Securities and Exchange Commission on April 17, 2000.

          (2) First Trust Advisors, L.P. Code of Ethics, incorporated by reference to Post-Effective Amendment No. 1 to Registrant's Registration Statement filed with the Securities and Exchange Commission on April 17, 2000.

          (3) The Registrant's Code of Ethics, incorporated by reference to Post-Effective Amendment No. 2 to Registrant's Registration Statement filed with the Securities and Exchange Commission on April 12, 2001.

          (4) The Registrant's Code of Ethics, incorporated by reference to Post-Effective Amendment No. 3 to Registrant's Registration Statement filed with the Securities and Exchange Commission on April 17, 2002.

          (5) The Registrant's Code of Ethics, incorporated by reference to Post-Effective Amendment No. 5 to Registrant's Registration Statement filed with the Securities and Exchange Commission on April 29, 2003.

          (6) Curian Capital LLC's Code of Ethics, incorporated by reference to Post-Effective Amendment No. 6 to Registrant's Registration Statement filed with the Securities and Exchange Commission on October 14, 2003.

          (7) Mellon Capital Management's Code of Ethics, incorporated by reference to Post-Effective Amendment No. 7 to Registrant's Registration Statement filed with the Securities and Exchange Commission on February 27, 2004.

          (8) The Registrant's Code of Ethics, incorporated by reference to Post-Effective Amendment No. 7 to Registrant's Registration Statement filed with the Securities and Exchange Commission on February 27, 2004.

          (9) The Registrant's Code of Ethics, incorporated by reference to Post-Effective Amendment No. 11 to Registrant's Registration Statement filed with the Securities and Exchange Commission on April 27, 2005.

         (10) The Registrant's Code of Ethics, incorporated by reference to Post-Effective Amendment No. 12 to Registrant's Registration Statement filed with the Securities and Exchange Commission on October 4, 2005.

         (11) Registrant's Section 406 of Sarbanes-Oxley of 2002 Code of Ethics, incorporated by reference to Post-Effective Amendment No. 13 to Registrant's Registration Statement filed with the Securities and Exchange Commission on December 16, 2005.


Item 24. Persons controlled by or under Common Control with Registrant.

     Jackson National Separate Account I
     Jackson National Separate Account III
     Jackson National Separate Account IV
     Jackson National Separate Account V
     JNLNY Separate Account I
     JNLNY Separate Account II
     JNLNY Separate Account IV

Item 25. Indemnification.

Article V of the Registrant's Operating Agreement provides the Registrant shall indemnify each current and former member of its Board and each of its officers (including persons who serve at the Registrant 's request as directors, officers or trustees of another organization in which the Registrant has any interest as a shareholder, creditor or otherwise) (hereinafter referred to as a "Covered Person") against all judgments, fines, settlements and expenses to the fullest extent authorized, and in the manner permitted, by applicable federal and state law, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and counsel fees reasonably incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil, criminal, administrative or investigative, and any appeal therefrom, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Covered Person.

The Registrant shall advance the expenses of Covered Persons who are parties to any Proceeding to the fullest extent authorized, and in the manner permitted, by applicable federal and state law. For purposes of this paragraph, "Proceeding" means any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, or investigative. The Registrant shall indemnify each Covered Person against, or advance the expenses of any Covered Person for, the amount of any deductible provided in any liability insurance policy maintained by the Registrant. The foregoing indemnification arrangements are subject to the provisions of Section 17(h) of the Investment Company Act of 1940.

Insofar as indemnification by the Registrant for liabilities arising under the Securities Act of 1933 may be permitted to managers, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a manager, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted against the Registrant by such manager, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

In addition to the above indemnification, Jackson National Life Insurance Company extends its indemnification of its own officers, directors and employees to cover such persons' activities as officers, managers or employees of the Registrant.

Item 26. Business and Other Connections of Investment Adviser.

Incorporated herein by reference from the Prospectus and Statement of Additional Information relating to the Trust are the following: the description of the business of Jackson National Asset Management, LLC (JNAM) contained in the section entitled "Management of the Fund" of the Prospectus, and the biographical information pertaining to Messrs. Crowley, Henry, Rybak, McLellan, D'Annunzio, Bouchard, Nerud, Koors, Simon, Fredricks, Ms. Engler, Woodworth and Ms. Rhee, contained in the section entitled "Management of the Fund" and the description of JNAM contained in the section entitled "Investment Advisory and Other Services" of the Statement of Additional Information.

Directors and Officers of JNAM:

Name                      Address                    Principal Occupation

Andrew B. Hopping         1 Corporate Way            Chairman (1/1/07 to Present); Managing
                          Lansing, MI 48951          Board Member (3/98 to Present)

Mark D. Nerud             1 Corporate Way            President (1/1/07 to present); Managing
                          Lansing, MI 48951          Board Member (1/1/07 to present)

Susan S. Rhee             1 Corporate Way            Secretary (1/00 to Present) ;
                          Lansing, MI 48951          Chief Legal Officer (7/04 to Present)

Steve Fredricks           1 Corporate Way            Chief Compliance Officer
                          Lansing, MI 48951          (2/05 to Present)

William V. Simon          1 Corporate Way            Vice President and Chief Operating
                          Lansing, MI 48951          Officer (1//07 to Present)

Daniel W. Koors           1 Corporate Way            Vice President and Chief Financial
                          Lansing, MI 48951          Officer (1/07 to Present)

Robert A. Fritts          1 Corporate Way            Board Member (11/03 to present)
                          Lansing, MI 48951

Thomas J. Meyer           1 Corporate Way            Board Member (11/03 to present)
                          Lansing, MI 48951

Mellon Capital Management Corporation, File No. 801-19785, the sub-adviser of the funds of the Fund, is primarily engaged in the business of rendering investment advisory services. Reference is made to the most recent Form ADV and schedules thereto on file with the Commission for a description of the names and employment of the directors and officers of the sub-adviser and other required information.

Item 27. Principal Underwriters.

(a) Jackson National Life Distributors LLC acts as general distributor for the Registrant. Jackson National Life Distributors LLC also acts as general distributor for the Jackson National Separate Account - I, the Jackson National Separate Account III, the Jackson National Separate Account V, the Jackson National Separate Account IV, the JNLNY Separate Account I, the JNLNY Separate Account II, the JNLNY Separate Account IV and JNL Series Trust.

(b)  Directors and Officers of Jackson National Life Distributors LLC:

Name and Business Address                               Positions and Offices with Underwriter

Michael A. Wells                                        Director
401 Wilshire Blvd.
Suite 1200
Santa Monica, CA 90401

Andrew B. Hopping                                       Chief Financial Officer
1 Corporate Way
Lansing, MI 48951

Clifford J. Jack                                        Director, President and Chief Executive Officer
8055 E. Tufts Avenue
Suite 1000
Denver, CO 80237

Nikhil Advani                                           Vice President
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Stephen M. Ash                                          Vice President
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Pamela Aurbach                                          Vice President
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Brad Baker                                              Vice President
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Linda Baker                                             Vice President
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Janice Blanchard                                        Vice President
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

William Britt                                           Vice President
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Tori Bullen                                             Senior Vice President
210 Interstate North Parkway
Suite 401
Atlanta, GA 30339-2120

Greg Cicotte                                            Executive Vice President
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Maura Collins                                           Vice President
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Robert DiNardo                                          Vice President
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Paul Fitzgerald                                         Vice President
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Julia A. Goatley                                        Assistant Secretary
1 Corporate Way
Lansing, MI 48951

Luis Gomez                                              Vice President
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Kevin Grant                                             Vice President
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Bonnie Howe                                             Vice President and Deputy General Counsel
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Thomas Hurley                                           Senior Vice President
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Mark Jones                                              Vice President
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Steve Kluever                                           Senior Vice President
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Brian Lane                                              Vice President
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

James Livingston                                        Executive Vice President
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Doug Mantelli                                           Vice President
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Susan McClure                                           Vice President
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

James McCorkle                                          Vice President
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Brooke Meyer                                            Vice President
1 Corporate Way
Lansing, MI 48951

Thomas J. Meyer                                         Director and Secretary
1 Corporate Way
Lansing, MI 48951

Jack Mishler                                            Senior Vice President
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Peter Radloff                                           Vice President
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Justin Rafferty                                         Vice President
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Gregory B. Salsbury                                     Executive Vice President
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Kathleen Schofield                                      Vice President
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Greg Smith                                              Senior Vice President
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Sam Somuri                                              Vice President
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

David Sprague                                           Senior Vice President
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Daniel Starishevsky                                     Senior Vice President
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Doug Townsend                                           Vice President and Controller and FinOp
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

C. Ray Trueblood                                        Vice President
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Daniel Wright                                           Vice President and Chief Compliance Officer
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Phil Wright                                             Vice President
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Item 28. Location of Accounts and Records

Certain accounts, books and other documents required to be maintained pursuant to Rule 31a-1(b)(4), (5), (6), (7), (9), (10), and (11) are in the physical possession of the Registrant at 1 Corporate Way, Lansing, Michigan 48951; certain accounts, books and other documents required to be maintained pursuant to Rule 31a-1(b)(4), (5), (6), (7), (9), (10), and (11) are in the physical possession of the Registrant at 225 West Wacker Drive, Suite 1200, Chicago, Illinois 60606; all other books, accounts and other documents required to be maintained under Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are in the physical possession of Mellon Trust of New England, N.A. (formerly Boston Safe Deposit and Trust Company), One Boston Place, Boston, Massachusetts 02108.

Item 29. Management Services.

         Not Applicable.

Item 30. Undertakings.

         Not Applicable.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act and the Investment Company Act, the Fund has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Lansing and the State of Michigan on the 7th day of February 2007.

                                      JNL VARIABLE FUND LLC

                             By:      /S/ MARK D. NERUD BY SUSAN S. RHEE*
                                      -----------------------------------
                                      Mark D. Nerud
                                      President

     Pursuant to the requirements of the Securities Act this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

/S/ MARK D. NERUD BY SUSAN S. RHEE*                             February 7, 2007
---------------------------------------------
Mark D. Nerud
President and Trustee

/S/ MICHELLE ENGLER BY SUSAN S. RHEE*                           February 7, 2007
---------------------------------------------
Michelle Engler
Trustee

/S/ MICHAEL BOUCHARD BY SUSAN S. RHEE*                          February 7, 2007
---------------------------------------------
Michael Bouchard
Trustee

/S/ DOMINIC D'ANNUNZIO BY SUSAN S. RHEE*                        February 7, 2007
---------------------------------------------
Dominic D'Annunzio
Trustee

/S/ WILLIAM J. CROWLEY, JR. BY SUSAN S. RHEE*                   February 7, 2007
---------------------------------------------
William J. Crowley, Jr.
Trustee

/S/ RICHARD D. MCLELLAN BY SUSAN S. RHEE*                       February 7, 2007
---------------------------------------------
Richard D. McLellan
Trustee

/S/ JAMES HENRY BY SUSAN S. RHEE*                               February 7, 2007
---------------------------------------------
James Henry
Trustee

/S/ WILLIAM R. RYBAK BY SUSAN S. RHEE*                          February 7, 2007
---------------------------------------------
William R. Rybak
Trustee

/S/ PATRICIA A. WOODWORTH BY SUSAN S. RHEE*                     February 7, 2007
---------------------------------------------
Patricia A. Woodworth
Trustee

/S/ DANIEL W. KOORS BY SUSAN S. RHEE*                           February 7, 2007
---------------------------------------------
Daniel W. Koors
Vice President, Chief Financial Officer and Treasurer


* Attorney In Fact

                                POWER OF ATTORNEY

     KNOW ALL MEN BY THESE PRESENTS, that each of the undersigned as managers of JNL VARIABLE FUND LLC (333-68105), a Delaware limited liability company, which has filed or will file with the Securities and Exchange Commission under the provisions of the Securities Act of 1933 and Investment Company Act of 1940, as amended, various Registration Statements and amendments thereto for the registration under said Acts of the sale of shares of beneficial interest of JNL Variable Fund LLC, hereby constitute and appoint Andrew B. Hopping, Susan S. Rhee, Thomas J. Meyer and Clark P. Manning, his/her attorney, with full power of substitution and re-substitution, for and in his/her name, place and stead, in any and all capacities to approve and sign such Registration Statements and any and all amendments thereto and to file the same, with all exhibits thereto and other documents, granting unto said attorneys, each of them, full power and authority to do and perform all and every act and thing requisite to all intents and purposes as he/she might or could do in person, hereby ratifying and confirming that which said attorneys, or any of them, may lawfully do or cause to be done by virtue hereof. This instrument may be executed in one or more counterparts.

     IN WITNESS WHEREOF, the undersigned have herewith set their names as of the dates set forth below.

/S/ Michael J. Bouchard                                         JANUARY 1, 2007
---------------------------------------------
Michael J. Bouchard

/S/ William J. Crowley, Jr.                                     January 1, 2007
---------------------------------------------
William J. Crowley, Jr.

/S/ Dominic A. D'Annunzio                                       January 1, 2007
---------------------------------------------
Dominic A. D'Annunzio

/S/ James B. Henry                                              January 1, 2007
---------------------------------------------
James B. Henry

/S/ Michelle Engler                                             January 1, 2007
---------------------------------------------
Michelle Engler

/S/ RICHARD D. MCLELLAN                                         January 1, 2007
---------------------------------------------
Richard D. McLellan

/S/ MARK D. NERUD                                               January 1, 2007
---------------------------------------------
Mark D. Nerud

/S/ William R. Rybak                                            January 1, 2007
---------------------------------------------
William R. Rybak

/S/ Patricia A. Woodworth                                       January 1, 2007
---------------------------------------------
Patricia A. Woodworth

/S/ Daniel W. Koors                                             January 1, 2007
---------------------------------------------
Daniel W. Koors

                                  EXHIBIT LIST

EXHIBIT NUMBER 23  DESCRIPTION
          (d)(20) Form of Amendment to Investment Advisory Agreement between Jackson National Asset Management, LLC and Registrant dated April 30, 2007, attached hereto as EX-99.23(d)(20).

          (d)(21) Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Mellon Capital Management Corporation, dated April 30, 2007, attached hereto as EX-99.23(d)(21).

           (e)(8) Form of Distribution Agreement between Registrant and Jackson National Life Distributors LLC, dated April 30, 2007, attached hereto as EX-99. 23(e)(8).

          (g)(14) Amendment to Amended and Restated Mutual Fund Custody and Services Agreement between Registrant and Mellon Trust of New England, N.A. (formerly Boston Safe Deposit and Trust Company), dated September 12, 2006, attached hereto as EX-99. 23(g)(14).

          (g)(15) Amendment to Amended and Restated Mutual Fund Custody and Services Agreement between Registrant and Mellon Trust of New England, N.A. (formerly Boston Safe Deposit and Trust Company), dated December 12, 2006, attached hereto as EX-99. 23(g)(15).

          (g)(16) Form of Amendment to Amended and Restated Mutual Fund Custody and Services Agreement between Registrant and Mellon Trust of New England, N.A. (formerly Boston Safe Deposit and Trust Company), dated April 30, 2007, attached hereto as EX-99.23(g)(16).

          (h)(24) Anti-Money Laundering Agreement between Registrant and Jackson, dated September 1, 2006, attached hereto as EX-99.23(h)(24).

          (h)(25) Amendment to Administration Agreement between Jackson National Asset Management, LLC and Registrant, dated September 1, 2006, attached hereto as EX-99.23(h)(25).

          (h)(26) Contact Owner Information Agreement, pursuant to Rule 22c-2 between Registrant and Jackson National Insurance Company and its Separate Accounts, attached hereto as EX-99.23(h)(26).

          (h)(27) Form of Amendment to Administration Agreement between Registrant and Jackson National Asset Management, LLC, dated April 30, 2007, attached hereto as EX-99.23(h)(27).

          (h)(28) Form of Amendment to Transfer Agency Agreement between Jackson National Asset Management, LLC and Registrant, dated April 30, 2007, attached hereto as EX-99.23(h)(28).

          (i)      Opinion of Counsel, attached hereto as EX-99.23(i).

          (m)(8) Form of Rule 12b-1 Plan, dated April 30, 2007, attached hereto as EX-99.23(m)(8).

          (n)(8) Form of Multiple Class Plan, dated April 30, 2006, attached hereto as EX-99.23(n)(8).